                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2015

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 5 ( u n a u d i t e d )

MARKET VECTORS® MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Intermediate Municipal Index ETF	ITM®

Long Municipal Index ETF	MLN®

Pre-Refunded Municipal Index ETF	PRB®

Short High-Yield Municipal Index ETF	SHYD®

Short Municipal Index ETF	SMB®

800.826.2333 vaneck.com

The information contained in the management discussion represents the opinions of Market Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETF Trust are as of October 31, 2015, and are subject to change.

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the municipal income exchange-traded funds of the Market Vectors ETF Trust for the six-month period ended October 31, 2015.

During the period under review, municipal bond closed-end fund (CEF) discounts sank to the depths seen at the end of 2013. These significant discounts may represent value in a world where value appears scarce.

The Market Vectors CEF Municipal Income ETF (NYSE Arca: XMPT) seeks to track an index created specifically to capitalize on CEF market dynamics. CEFs tend to move from premiums to discounts and from discounts to premiums. The index is intelligently designed, assigning higher weights to CEFs trading at greater discounts and smaller weights to those trading at higher premiums. We believe this “sell high and buy low” approach may benefit investors. When a fund trades at a discount, more than a dollar of assets goes to work for every dollar invested. Therefore, the yield on the share price will actually be higher than that on the NAV of the portfolio.

Additionally, municipal bond investments generally provide the added benefit of income exempt from federal and, in some cases, state or local income taxes.1 Discrepancies in share prices and NAVs generally result from changing investor sentiment. When investors are nervous, discounts typically appear. When the sentiment is positive, those discounts tend to narrow or turn to premiums.

As seen in the chart below, the weighted average discount of the underlying municipal bond closed-end funds in the Market Vectors CEF Municipal Income ETF was -6.82% as of October 31, 2015.

Closed-End Funds Near Record Discounts
Premium/Discount (%)

Source: Van Eck Research. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Past performance is no guarantee of future results; current performance may be lower or higher than the performance data quoted.

Discounts may, in the short term, widen further. Or they may narrow, providing the potential for capital appreciation. However they move, we believe that for long-term investors municipal bond closed-end funds, in general, may offer attractive income-generating opportunities.

We encourage you stay in touch with us through the videos, emails, and subscriptions available on our website (http://www.vaneck.com).

1

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

You may, in particular, be interested in subscribing to Muni Nation®, our blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager responsible for Market Vectors municipal bond investments. Should you have any questions, please contact us at 1.800.826.2333 or visit www.vaneck.com.

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six-month period ending October 31, 2015. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 30, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

[1]	A portion of XMPT’s dividends may be subject to federal, state, or local income taxes or may be subject to the federal alternative minimum tax (AMT).
2

Management Discussion (unaudited)

Market Review

During the six-month period ended October 31, 2015, the municipal bond market (munis) continued to experience inflows. Continuing to build on their positive performances in the 12 months to April 30, 2015, all the Market Vectors Municipal Income ETFs performed positively for the six-month period under review. The performances of Market Vectors Intermediate Municipal Index ETF (NYSE Arca: ITM) and Market Vectors Long Municipal Index ETF (NYSE Arca: MLN) were particularly notable.

May 1, 2015 through October 31, 2015

Market Vectors Municipal Income ETFs Total Return

Source: Van Eck Research. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and ETF share values will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. ETF returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Current performance may be lower or higher than performance data quoted.

Short Municipal Index ETF/Pre-Refunded Municipal Index ETF

Among short-term municipal bonds, the state general obligation sector contributed most to the total return of the Short Municipal Index ETF. All other sectors contributed positive performance. In terms of state/U.S. territory, New York, and California contributed the most to the total return of the Fund, while Illinois was the only detractor from performance.

Municipal bonds from California and Illinois contributed the most to the total return of the Pre-Refunded Municipal Index ETF. Grouped by state/U.S. territory, no municipal bonds detracted from performance, but those from Arizona contributed the least.

Intermediate Municipal Index ETF

Municipal bonds from New York and California contributed the most to the total return of the Fund, while when grouped by state/U.S. territory, those from New Jersey detracted the most from performance, but only minimally. The sectors with the largest and second largest average weightings in the index, state general obligation, and local general obligation, were the two largest contributors to the Fund’s performance. The local general sector detracted most from performance, but only minimally.

Long Municipal Index ETF

All sectors contributed positively to the Fund’s total return, with the hospital sector being by far the greatest contributor. Municipal bonds issued by California and New York contributed the most to performance. Grouped by state/U.S. territory, municipal bonds issued by four states—Illinois, Kentucky, Montana, and Tennessee—were detractors from performance.

3

MARKET VECTORS MUNICIPAL INCOME ETFS

(unaudited)

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

While the hospital and the industrial development revenue/pollution control revenue (IDR/PCR) sectors contributed most to Short High-Yield Municipal Index ETF performance, the state general obligation and transportation sectors were the largest detractors from performance. Every single state/U.S. territory represented in the Fund—with the exception of Indiana, Maine, Massachusetts, Oregon, Puerto Rico, and Vermont—contributed positively to the Fund’s total return, with municipal bonds from Ohio and Texas contributing the most to performance.

In the High-Yield Municipal Index ETF, the hospital and IDR/PCR sectors contributed by far the most to total return, and the special tax and transportation sectors contributed the least. Municipal bonds from California and Ohio made the greatest contribution to performance and those from Puerto Rico detracted most from performance.

CEF Municipal Income ETF

Over the six months under review, the average discount at which municipal closed-end funds (CEFs) traded first widened to over 10%, and then narrowed back close to its value at the beginning of the period. From a starting point on May 1, 2015 of -6.56%, the average discount had narrowed back to -6.82% by the end of the reporting period. Since many municipal CEFs use leverage, and short-term rates remained low during the period under review, the cost of leverage, too, remained relatively low. This was beneficial to the municipal closed-end fund market and the Fund returned 1.51% for the six-month period.

4

CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	CEFMXTR[2]
Six Months	0.79%	1.51%	1.69%
One Year	6.15%	6.37%	6.81%
Life* (annualized)	6.87%	6.89%	7.32%
Life* (cumulative)	33.09%	33.22%	35.52%
* since 7/12/11

Commencement date for the Market Vectors CEF Municipal Income ETF was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.53% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.
5

HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	LMEHTR[2]
Six Months	1.78%	1.67%	2.45%
One Year	5.23%	4.95%	6.44%
Five Year	5.60%	5.55%	6.63%
Life* (annualized)	8.95%	8.92%	10.21%
Life* (cumulative)	78.16%	77.82%	92.51%
* since 2/4/09

Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.
6

INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	LMT2TR2
Six Months	1.57%	1.96%	2.20%
One Year	2.81%	2.86%	3.43%
Five Year	4.16%	4.21%	4.94%
Life* (annualized)	4.76%	4.76%	5.59%
Life* (cumulative)	44.44%	44.47%	53.71%
* since 12/4/07

Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
7

LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	LMT3TR2
Six Months	2.01%	1.90%	2.10%
One Year	3.47%	3.36%	3.74%
Five Year	4.96%	4.97%	5.83%
Life* (annualized)	4.08%	4.06%	5.55%
Life* (cumulative)	36.81%	36.58%	52.68%
* since 1/2/08

Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB-or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
8

PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	LMPETR[2]
Six Months	1.09%	0.80%	0.89%
One Year	0.84%	0.76%	1.01%
Five Year	0.58%	0.77%	1.30%
Life* (annualized)	1.10%	1.21%	1.71%
Life* (cumulative)	7.68%	8.45%	12.08%
* since 2/2/09

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Pre-Refunded—Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. Bonds must have an explicit or implicit credit rating of AAA; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Taxable municipal bonds, floating rate bonds, derivatives, and remarketed issues are excluded from the Index.
9

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	BMHYTR[2]
Six Months	(0.54)%	0.37%	1.54%
One Year	1.09%	1.86%	3.93%
Life* (annualized)	2.97%	3.40%	6.15%
Life* (cumulative)	5.39%	6.20%	11.33%
* since 1/13/14

Commencement date for the Market Vectors Short High-Yield Municipal Index ETF was 1/13/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/13/14) to the first day of secondary market trading in shares of the Fund (1/14/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal High Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax.
10

SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	LMT1TR2
Six Months	0.97%	1.08%	1.36%
One Year	0.62%	1.02%	1.57%
Five Year	1.49%	1.63%	2.25%
Life* (annualized)	2.65%	2.71%	3.31%
Life* (cumulative)	22.28%	22.85%	28.45%
* since 2/22/08

Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market and be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Included bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
11

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2015 to October 31, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2015- October 31, 2015
CEF Municipal Income ETF
Actual	$1,000.00	$1,015.10	0.40%	$2.03
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,016.70	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Intermediate Municipal Index ETF
Actual	$1,000.00	$1,019.60	0.24%	$1.22
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22
Long Municipal Index ETF
Actual	$1,000.00	$1,019.00	0.24%	$1.22
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,008.00	0.24%	$1.21
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,003.70	0.35%	$1.76
Hypothetical**	$1,000.00	$1,023.38	0.35%	$1.78
Short Municipal Index ETF
Actual	$1,000.00	$1,010.80	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.13	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
12

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
41,691	Alliance Bernstein National Municipal Income Fund, Inc.	$564,913
19,709	BlackRock Investment Quality Municipal Trust, Inc.	299,774
21,319	BlackRock Long-Term Municipal Advantage Trust	237,707
61,638	BlackRock Muni Intermediate Duration Fund, Inc.	863,548
34,913	BlackRock MuniAssets Fund, Inc.	476,563
13,295	BlackRock Municipal 2018 Term Trust	207,269
19,794	BlackRock Municipal 2020 Term Trust	313,339
12,010	BlackRock Municipal Bond Trust	187,116
12,565	BlackRock Municipal Income Quality Trust	176,790
49,774	BlackRock Municipal Income Trust	719,234
26,191	BlackRock Municipal Income Trust II	389,984
101,608	BlackRock Municipal Target Term Trust	2,121,575
33,382	BlackRock MuniEnhanced Fund, Inc.	394,575
15,809	BlackRock MuniHoldings Fund II, Inc.	237,767
15,690	BlackRock MuniHoldings Fund, Inc.	266,259
43,272	BlackRock MuniHoldings Investment Quality Fund	629,175
32,214	BlackRock MuniHoldings Quality Fund II, Inc.	430,057
18,884	BlackRock MuniHoldings Quality Fund, Inc.	249,458
20,442	BlackRock MuniVest Fund II, Inc.	328,503
63,318	BlackRock MuniVest Fund, Inc.	634,446
52,483	BlackRock MuniYield Fund, Inc.	763,628
15,211	BlackRock MuniYield Investment Fund	239,117
31,868	BlackRock MuniYield Quality Fund II, Inc.	424,800
67,812	BlackRock MuniYield Quality Fund III, Inc.	968,355
29,924	BlackRock MuniYield Quality Fund, Inc.	467,413
38,498	Deutsche Municipal Income Trust	523,573
30,065	Dreyfus Municipal Bond Infrastructure Fund, Inc.	366,192
22,575	Dreyfus Municipal Income, Inc.	217,623
69,906	Dreyfus Strategic Municipal Bond Fund, Inc.	560,646
70,323	Dreyfus Strategic Municipals, Inc.	585,087
97,792	Eaton Vance Municipal Bond Fund	1,251,738
14,202	Eaton Vance Municipal Bond Fund II	179,087
17,070	Eaton Vance Municipal Income 2028 Term Trust	301,115
19,385	Eaton Vance Municipal Income Trust	251,811
21,853	Eaton Vance National Municipal Opportunities Trust	464,158
64,157	Invesco Advantage Municipal Income Trust II	736,522
68,557	Invesco Municipal Income Opportunities Trust	476,471
97,827	Invesco Municipal Opportunity Trust	1,259,034
89,470	Invesco Municipal Trust	1,128,217
85,301	Invesco Quality Municipal Income Trust	1,046,643
78,559	Invesco Trust for Investment Grade Municipals	1,033,836
52,589	Invesco Value Municipal Income Trust	839,320
Number of Shares		Value

31,653	MainStay Defined Term Municipal Opportunities Fund	$568,488
51,478	MFS High Income Municipal Trust	251,727
67,710	MFS Municipal Income Trust	442,146
18,186	Neuberger Berman Intermediate Municipal Fund, Inc.	282,429
127,332	Nuveen AMT-Free Municipal Income Fund	1,688,422
12,774	Nuveen AMT-Free Municipal Value Fund	219,968
57,769	Nuveen Dividend Advantage Municipal Fund	811,655
48,733	Nuveen Dividend Advantage Municipal Fund 2	671,541
59,595	Nuveen Dividend Advantage Municipal Fund 3	825,391
44,097	Nuveen Dividend Advantage Municipal Income Fund	619,122
20,577	Nuveen Enhanced Municipal Value Fund	316,474
139,299	Nuveen Insured Municipal Opportunity Fund, Inc.	1,983,618
63,602	Nuveen Insured Quality Municipal Fund, Inc.	843,363
68,799	Nuveen Intermediate Duration Municipal Term Fund	872,371
18,821	Nuveen Intermediate Duration Quality Municipal Term Fund	237,709
47,401	Nuveen Investment Quality Municipal Fund, Inc.	724,761
64,542	Nuveen Municipal Advantage Fund, Inc.	871,962
41,948	Nuveen Municipal High Income Opportunity Fund	577,205
75,372	Nuveen Municipal Market Opportunity Fund, Inc.	1,009,231
202,392	Nuveen Municipal Value Fund, Inc.	2,038,088
96,271	Nuveen Performance Plus Municipal Fund, Inc.	1,421,923
32,444	Nuveen Premier Municipal Income Fund, Inc.	429,234
113,094	Nuveen Premium Income Municipal Fund 2, Inc.	1,568,614
61,136	Nuveen Premium Income Municipal Fund 4, Inc.	813,109
103,841	Nuveen Premium Income Municipal Fund, Inc.	1,420,545
79,977	Nuveen Quality Income Municipal Fund, Inc.	1,106,082
58,191	Nuveen Select Quality Municipal Fund, Inc.	793,143
25,543	Nuveen Select Tax-Free Income 2 Portfolio	344,320
18,890	Nuveen Select Tax-Free Income 3 Portfolio	267,482
23,901	Nuveen Select Tax-Free Income Portfolio	331,507
19,025	PIMCO Municipal Income Fund	285,375
51,404	PIMCO Municipal Income Fund II	637,410
26,952	PIMCO Municipal Income Fund III	308,600
10,720	Pioneer Municipal High Income Advantage Trust	144,613
25,296	Pioneer Municipal High Income Trust	332,895
81,257	Putnam Managed Municipal Income Trust	593,176

See Notes to Financial Statements

13

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

58,194	Putnam Municipal Opportunities Trust	$707,639
41,496	Western Asset Managed Municipals Fund, Inc.	592,563
9,757	Western Asset Municipal Defined Opportunity Trust, Inc.	233,680
31,473	Western Asset Municipal High Income Fund, Inc.	235,103
14,245	Western Asset Municipal Partners Fund, Inc.	221,225
Total Closed-End Funds (Cost: $53,571,813)		52,456,347
Other assets less liabilities: 0.2%		115,043
NET ASSETS: 100.0%		$52,571,390

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Financial	100.0%	$52,456,347

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$52,456,347	$—	$—	$52,456,347

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

14

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.3%
Alabama: 1.5%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 11/30/15 (c)	$747,116
2,250,000	6.45%, 11/30/15 (c)	2,258,685
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 08/01/16 (c)	1,400,923
370,000	5.00%, 08/01/16 (c)	373,411
580,000	5.25%, 08/01/16 (c)	585,974
665,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority (RB) 5.00%, 11/15/15 (c)	665,984
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
4,820,000	6.00%, 10/01/23 (c)	5,420,717
10,500,000	6.50%, 10/01/23 (c)	12,015,780
45,000	County of Jefferson, Alabama Sewer Revenue, Series E (RB) 7.00%, 10/01/23 (c) ^	11,439
1,145,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,150,381
100,000	Montgomery Medical Clinic Board (RB) 5.25%, 03/01/16 (c)	100,471
		24,730,881
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 11/16/15 (c)	25,097
7,400,000	5.00%, 11/16/15 (c)	6,188,842
4,670,000	5.00%, 11/16/15 (c)	4,275,338
		10,489,277
American Samoa: 0.1%
1,000,000	American Samoa Economic Development Authority (RB) 6.63%, 09/01/25 (c)	1,000,940
Arizona: 2.2%
1,235,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	1,324,760
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
950,000	4.00%, 02/01/17	981,958
200,000	5.00%, 02/01/20	224,624
350,000	5.00%, 02/01/21	398,440
2,165,000	5.00%, 02/01/22 (c)	2,364,591
730,000	5.00%, 02/01/22 (c)	785,794
1,310,000	5.00%, 02/01/22 (c)	1,389,818
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
365,000	5.10%, 10/01/16 (c)	368,760
1,960,000	5.20%, 10/01/16 (c)	1,933,422
Principal Amount		Value

Arizona: (continued)
	Industrial Development Authority of Phoenix (RB)
$350,000	3.00%, 07/01/20	$344,747
675,000	5.00%, 07/01/25 (c)	659,644
500,000	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB) 5.00%, 07/01/25 (c)	492,365
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
750,000	3.75%, 07/01/24	748,875
640,000	5.00%, 07/01/24 (c)	647,584
1,000,000	5.00%, 07/01/24 (c)	1,041,290
295,000	Industrial Development Authority of the County of Pima (RB) 6.00%, 07/01/20 (c)	294,652
85,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	90,058
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	405,480
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,490,000	5.50%, 07/01/17 (c)	5,368,451
1,880,000	5.63%, 07/01/17 (c)	1,760,018
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,536,038
	Salt Verde Financial Corp. (RB)
4,585,000	5.00%, 12/01/32	5,234,053
5,335,000	5.00%, 12/01/37	5,977,974
30,000	5.25%, 12/01/23	34,925
20,000	5.25%, 12/01/24	23,396
115,000	5.25%, 12/01/25	135,056
50,000	5.25%, 12/01/27	58,826
260,000	5.50%, 12/01/29	313,206
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,071,230
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	959,890
		36,969,925
Arkansas: 0.0%
35,000	County of Howard, Arkansas (RB) 4.50%, 06/01/17 (c)	35,531

See Notes to Financial Statements

15

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: 10.4%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
$70,000	1.57%, 10/01/17 ^	$68,135
200,000	5.40%, 10/01/17 (c)	214,932
	California County Tobacco Securitization Agency (RB)
150,000	5.00%, 11/30/15 (c)	150,024
105,000	5.25%, 11/16/15 (c)	80,035
30,000	5.88%, 11/30/15 (c)	30,003
42,250,000	10.91%, 06/01/16 (c) ^	607,978
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,183,446
15,000	5.00%, 06/01/17 (c)	12,481
	California County Tobacco Securitization Agency, Series A (RB)
1,000,000	5.45%, 12/01/18 (c)	1,003,880
3,555,000	5.60%, 12/01/18 (c)	3,465,876
3,500,000	5.70%, 12/01/18 (c)	3,334,730
44,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 06/01/16 (c) ^	494,395
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
500,000	5.13%, 11/30/15 (c)	466,725
2,000,000	5.25%, 11/30/15 (c)	1,826,820
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	81,509
500,000	California Municipal Finance Authority (RB) 4.25%, 02/01/25 (c)	509,165
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,088,710
	California Municipal Finance Authority, California Baptist University (RB)
500,000	5.50%, 11/01/25 (c)	503,435
1,000,000	6.13%, 11/01/23 (c)	1,086,390
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	65,923
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	907,987
930,000	7.00%, 06/01/22 (c)	1,038,196
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,563,255
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	975,380
Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority (RB)
$385,000	5.25%, 11/30/15 (c)	$356,364
3,000,000	5.25%, 12/01/24 (c)	3,266,280
110,000	California Statewide Communities Development Authority, Children’s Hospitals (RB) 5.00%, 08/15/17 (c)	114,248
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,040,848
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	77,957
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
4,910,000	5.25%, 12/01/24 (c)	5,136,989
2,750,000	5.25%, 12/01/24 (c)	2,923,250
4,170,000	5.50%, 12/01/24 (c)	4,370,952
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,060,150
40,000	California Statewide Community Development Authority, Daughters of Charity Health System (RB) 5.25%, 11/30/15 (c)	36,883
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,845,000	5.00%, 11/30/15 (c)	1,653,987
2,410,000	5.25%, 11/30/15 (c)	2,210,958
3,210,000	5.25%, 11/30/15 (c)	2,930,537
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 11/30/15 (c)	900,009
10,000,000	7.10%, 06/01/16 (c) ^	1,071,500
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 11/30/15 (c)	3,175,032
104,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 06/01/16 (c) ^	1,015,740
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,250
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	59,620

See Notes to Financial Statements

16

Principal Amount		Value

California: (continued)
$250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	$273,320
750,000	City of Irvine, District No. 15-2 (SA) 5.00%, 09/02/25 (c)	801,600
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	133,291
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,054,730
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	214,760
25,000	County of Sacramento CA (CP) (AMBAC) 4.75%, 11/30/15 (c)	25,065
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,160,630
2,500,000	6.00%, 01/15/24 (c)	2,899,400
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	326,126
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	304,357
1,000,000	6.00%, 01/15/24 (c)	1,157,460
6,975,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.42%, 07/15/22 (c) (p)	7,832,018
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,170,900
	Golden State Tobacco Securitization Corp. (RB)
77,570,000	7.99%, 06/01/17 (c) ^	6,861,842
20,000,000	10.61%, 06/01/17 (c) ^	753,200
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
8,100,000	4.50%, 06/01/17 (c)	7,913,943
3,495,000	5.00%, 06/01/17 (c)	3,118,414
11,095,000	5.13%, 06/01/17 (c)	9,396,799
18,215,000	5.75%, 06/01/17 (c)	16,690,404
2,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	1,781,460
5,180,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	5,130,945
Principal Amount		Value

California: (continued)
$69,500,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series E (RB) 11.09%, 06/01/17 (c) ^	$657,470
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	661,799
25,000,000	Inland Empire Tobacco Securitization Authority, Series C-1 (RB) 7.63%, 06/01/17 (c) ^	5,409,250
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	536,900
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	57,954
1,000,000	Orange County Community Facilities District, Series A (ST) 4.25%, 08/15/25 (c)	1,011,930
165,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	174,671
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	122,162
1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	1,069,910
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	808,500
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,118,770
20,000	Roseville Finance Authority (AMBAC) (ST) 4.38%, 09/01/17 (c)	20,021
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,357,656
50,000	San Diego Redevelopment Agency (AMBAC) (TA) 4.75%, 11/30/15 (c)	50,054
20,000	San Francisco City and County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	23,890
	San Joaquin Hills Transportation Corridor Agency (RB)
1,750,000	5.00%, 01/15/25 (c)	1,853,057
4,210,000	5.00%, 01/15/25 (c)	4,434,940
500,000	5.00%, 01/15/25 (c)	553,130
3,300,000	5.00%, 01/15/25 (c)	3,564,858
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	559,890
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	293,200

See Notes to Financial Statements

17

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$10,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	$2,561,700
44,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	549,130
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,049,670
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
240,000	5.38%, 11/16/15 (c)	220,738
5,010,000	5.50%, 11/16/15 (c)	4,512,106
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
3,325,000	5.00%, 11/16/15 (c)	3,003,605
5,915,000	5.13%, 11/16/15 (c)	5,201,119
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	107,714
100,000	5.00%, 09/01/25 (c)	107,967
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	808,463
795,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	876,853
1,115,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	1,118,902
		172,739,607
Colorado: 1.4%
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
1,150,000	5.25%, 10/01/17 (c)	1,185,937
2,000,000	5.75%, 10/01/17 (c)	2,089,460
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,042,317
85,000	Colorado Health Facilities Authority (RB) 5.25%, 06/01/16 (c)	86,822
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	379,673
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	1,696,737
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 11/30/15 (c)	1,619,658
Principal Amount		Value

Colorado: (continued)
$950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 11/30/15 (c)	$950,542
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	850,540
1,500,000	7.00%, 06/01/22 (c)	1,230,150
2,375,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	2,508,237
	Copperleaf Metropolitan District No 2 (GO)
500,000	5.25%, 12/01/20 (c)	517,945
500,000	5.75%, 12/01/20 (c)	517,590
2,000,000	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA) 5.25%, 11/01/16 (c)	2,075,360
25,000	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA) 5.00%, 11/01/16 (c)	25,424
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 12/01/16 (c)	25,722
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	6,599
9,000,000	5.38%, 09/01/40 ^	3,114,900
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	27,937
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	258,643
310,000	5.50%, 12/01/22 (c)	327,633
250,000	5.50%, 12/01/22 (c)	264,685
2,500,000	Salida Hospital District (RB) 5.25%, 10/01/16 (c)	2,510,200
		23,312,711
Connecticut: 0.4%
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 11/30/15 (c)	1,331,064
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
705,000	7.00%, 04/01/20 (c)	784,820
1,500,000	7.88%, 04/01/20 (c)	1,743,240
	Town of Hamden, Connecticut, Series A (RB)
490,000	7.63%, 01/01/20 (c)	513,368
2,000,000	7.75%, 01/01/20 (c)	2,074,860
		6,447,352

See Notes to Financial Statements

18

Principal Amount		Value

Delaware: 0.2%
$2,525,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	$2,606,633
District of Columbia: 1.7%
50,000	District of Columbia (RB) 5.75%, 04/01/21 (c)	53,513
	District of Columbia Provident Group- Howard Properties, LLC (RB)
2,925,000	5.00%, 10/01/22 (c)	2,802,384
395,000	5.00%, 10/01/22 (c)	386,215
2,065,000	5.00%, 10/01/22 (c)	2,069,688
	District of Columbia Tobacco Settlement Financing Corp (RB)
25,000,000	6.87%, 06/15/16 (c) ^	3,133,500
25,000,000	10.46%, 06/15/16 (c) ^	1,096,000
19,000	District of Columbia Tobacco Settlement Financing Corp. (RB) 6.50%, 05/15/33	23,495
	District of Columbia, The Howard University Issue, Series A (RB)
1,870,000	6.25%, 04/01/21 (c)	1,996,805
2,655,000	6.25%, 04/01/21 (c)	2,903,667
2,610,000	6.50%, 04/01/21 (c)	2,761,719
2,485,000	6.50%, 04/01/21 (c)	2,662,031
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 6.00%, 10/01/28 (c)	1,685,389
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
5,855,000	5.00%, 04/01/22 (c)	6,162,622
270,000	5.03%, 10/01/37 ^	96,333
		27,833,361
Florida: 5.1%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,833,564
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,836,872
1,000,000	8.13%, 11/15/21 (c)	1,184,360
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) 5.25%, 08/01/17 (c)	1,973,540
650,000	Cape Coral Health Facilities Authority (RB) 6.00%, 07/01/25 (c)	647,400
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,896,320
Principal Amount		Value

Florida: (continued)
$1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	$980,940
	City of Tallahassee, Florida Health Facilities Authority (RB)
1,010,000	4.00%, 06/01/25 (c)	992,174
2,500,000	5.00%, 06/01/25 (c)	2,691,000
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	363,755
1,640,000	5.88%, 11/15/17 (c)	1,667,667
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,678,426
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	59,810
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
190,000	5.00%, 10/01/23 (c)	214,858
40,000	5.38%, 10/01/23 (c)	45,318
175,000	6.00%, 10/01/23 (c)	205,916
2,600,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,985,554
70,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 6.00%, 08/15/20 (c)	80,699
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,023,010
1,000,000	7.00%, 06/01/22 (c)	1,040,220
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	359,806
450,000	5.88%, 06/15/24 (c)	451,926
695,000	6.00%, 06/15/24 (c)	689,308
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,017,910
2,850,000	7.63%, 06/15/21 (c)	3,358,440
	Halifax Hospital Medical Center (RB)
45,000	5.00%, 06/01/16 (c)	45,720
35,000	5.25%, 06/01/16 (c)	35,657
2,590,000	Lake County, Florida Industrial Development, Crane’s View Lodge Project, Series A (RB) 7.13%, 11/01/17 (c)	2,303,209
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	134,512

See Notes to Financial Statements

19

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
$2,400,000	5.25%, 06/15/17 (c)	$2,433,576
3,500,000	5.38%, 06/15/17 (c)	3,540,985
2,825,000	5.75%, 06/15/22 (c)	2,915,626
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	107,359
800,000	5.50%, 11/15/21 (c)	883,096
2,000,000	5.50%, 11/15/21 (c)	2,153,760
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,954,270
925,000	5.00%, 11/15/24 (c)	993,071
4,910,000	5.00%, 11/15/24 (c)	5,302,211
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB) (AGM)
500,000	5.00%, 10/01/25 (c)	540,130
500,000	5.00%, 10/01/25 (c)	548,705
1,000,000	Mid-Bay Bridge Authority, Series C (RB) 5.00%, 10/01/25 (c)	1,077,710
915,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	967,292
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,755,000	4.25%, 05/01/23 (c)	2,912,448
1,485,000	5.00%, 05/01/23 (c)	1,553,874
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,794,137
1,200,000	5.50%, 07/01/17 (c)	1,230,840
1,100,000	5.70%, 11/30/15 (c)	1,101,562
500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	507,070
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
2,190,000	5.00%, 05/15/23 (c)	2,242,385
1,500,000	5.00%, 05/15/23 (c)	1,594,680
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,795,185
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	553,460
150,000	Pinellas County Educational Facilities Authority, Eckerd College Project (RB) (ACA) 4.75%, 10/01/16 (c)	152,250
Principal Amount		Value

Florida: (continued)
	Sarasota County, Florida Health Facilities Authority (RB)
$2,055,000	5.75%, 07/01/17 (c)	$2,058,041
1,785,000	5.75%, 07/01/17 (c)	1,796,602
3,345,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	3,274,119
420,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	483,340
910,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,038,674
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	2,755,666
1,315,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,533,461
		84,593,476
Georgia: 0.9%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 11/30/15 (c)	14,629
25,000	Baldwin County Hospital Authority (RB) 5.25%, 11/30/15 (c)	22,157
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
70,000	5.25%, 09/01/20	76,844
200,000	6.00%, 09/01/20 (c)	220,608
2,100,000	6.13%, 09/01/20 (c)	2,281,440
100,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	100,164
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	501,320
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	601,902
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	4,993,250
5,000,000	5.00%, 04/01/24 (c)	5,387,150
		14,199,464
Guam: 0.7%
1,000,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	1,135,600
60,000	Government of Guam, Series A (GO) 5.00%, 11/15/17 (c)	64,976

See Notes to Financial Statements

20

Principal Amount		Value

Guam: (continued)
$1,000,000	Guam Economic Development & Commerce Authority (RB) 5.63%, 06/01/17 (c)	$919,400
1,325,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,456,003
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,403,250
	Guam Government Waterworks Authority (RB)
355,000	5.50%, 07/01/20 (c)	394,032
3,530,000	5.50%, 07/01/23 (c)	3,936,479
355,000	5.63%, 07/01/20 (c)	392,609
	Guam Power Authority, Series A (RB)
1,545,000	5.00%, 10/01/22 (c)	1,663,980
250,000	5.50%, 10/01/20 (c)	274,250
		11,640,579
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 11/30/15 (c)	1,382,912
2,050,000	Kuakini Health System, Special Purpose Revenue, Series A (RB) 6.30%, 11/30/15 (c)	2,058,282
		3,441,194
Illinois: 5.8%
	Chicago Board of Education (GO)
280,000	5.00%, 12/01/18 (c)	258,132
205,000	5.25%, 12/01/18 (c)	201,031
	Chicago Board of Education, Series A (GO)
8,565,000	5.00%, 12/01/22 (c)	7,414,892
55,000	5.25%, 12/01/16	56,181
75,000	5.50%, 12/01/19	77,059
305,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/22 (c)	271,615
	Chicago Board of Education, Series C (GO)
350,000	4.25%, 12/01/18	343,567
320,000	5.00%, 12/01/17	323,885
295,000	5.00%, 12/01/18 (c)	274,332
500,000	5.00%, 12/01/18 (c)	494,475
	Chicago Board of Education, Series F (GO)
305,000	5.00%, 12/01/17	308,703
1,000,000	5.00%, 12/01/18	1,002,780
2,500,000	5.00%, 12/01/19	2,495,350
195,000	5.00%, 12/01/20 (c)	175,988
1,000,000	5.00%, 12/01/20	988,950
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	460,632
100,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	101,695
Principal Amount		Value

Illinois: (continued)
	Chicago, Illinois, Series A (GO)
$225,000	5.00%, 01/01/18	$231,806
480,000	5.00%, 01/01/20 (c)	483,547
1,000,000	5.00%, 01/01/24 (c)	999,930
100,000	5.25%, 01/01/18 (c)	101,110
1,200,000	5.25%, 01/01/21 (c)	1,212,324
2,750,000	5.25%, 01/01/24 (c)	2,800,930
500,000	5.50%, 01/01/25 (c)	518,900
	Chicago, Illinois, Series C (GO)
125,000	5.00%, 01/01/19 (c)	125,028
300,000	5.00%, 01/01/20	309,285
	City of Chicago IL (GO)
1,000,000	5.00%, 01/01/19 (c)	1,002,250
340,000	5.00%, 01/01/19 (c)	341,948
1,500,000	5.00%, 01/01/22 (c)	1,522,920
235,000	5.00%, 01/01/25	237,566
950,000	City of Chicago, Illinois Neighborhood Alive 21 Program, Series B (GO) 5.25%, 01/01/25 (c)	970,017
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	645,512
300,000	5.00%, 01/01/18 (c)	306,252
450,000	5.00%, 01/01/20 (c)	452,484
300,000	5.00%, 01/01/21 (c)	299,730
625,000	5.00%, 01/01/22 (c)	625,613
250,000	5.00%, 01/01/24 (c)	250,150
1,500,000	5.25%, 01/01/24 (c)	1,529,805
1,000,000	5.38%, 01/01/25 (c)	1,027,220
200,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	204,628
465,000	City of Harvey, Illinois, Series A (GO) 5.50%, 12/01/17 (c)	355,581
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,170,539
3,600,000	Harvey, Illinois, Series A (GO) 5.63%, 12/01/17 (c)	2,696,400
	Illinois Finance Authority (RB)
160,000	4.00%, 09/01/22 (c)	153,915
40,000	5.75%, 10/01/19 (c)	42,837
560,000	6.13%, 05/15/19 (c)	628,992
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	646,252
2,000,000	5.00%, 09/01/24 (c)	2,118,380
20,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	21,322
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
2,025,000	4.75%, 05/15/23 (c)	2,015,442
4,800,000	5.13%, 05/15/23 (c)	4,858,224
1,500,000	5.25%, 05/15/23 (c)	1,525,140
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 11/30/15 (c)	424,975

See Notes to Financial Statements

21

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
$1,000,000	8.13%, 02/15/20 (c)	$1,051,360
3,000,000	8.25%, 02/15/20 (c)	3,154,200
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 04/01/16 (c)	956,800
3,000,000	5.00%, 04/01/16 (c)	3,002,610
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	533,840
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,035,700
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,181
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,281,648
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,160,880
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
300,000	8.00%, 11/20/15 (c)	171,312
610,000	8.00%, 05/15/20 (c)	336,543
1,625,000	8.13%, 05/15/20 (c)	980,915
655,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	683,172
	Illinois Finance Authority, Roosevelt University Project (RB)
1,000,000	6.25%, 10/01/19 (c)	1,079,870
2,000,000	6.50%, 10/01/19 (c)	2,162,620
50,000	Illinois Finance Authority, Series A (RB) 7.90%, 02/15/17 (c)	51,012
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	546,895
1,125,000	5.00%, 08/15/25 (c)	1,210,725
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
690,000	5.75%, 02/15/20 (c)	765,072
2,070,000	6.00%, 02/15/20 (c)	2,271,349
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	8,050,770
1,565,000	8.00%, 05/15/20 (c)	1,808,279
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 11/20/15 (c)	150,312
Principal Amount		Value

Illinois: (continued)
	Illinois Railsplitter Tobacco Settlement Authority (RB)
$1,030,000	5.00%, 06/01/18	$1,120,166
500,000	5.00%, 06/01/19	555,885
350,000	5.25%, 06/01/20	399,655
45,000	5.25%, 06/01/21	52,137
200,000	5.38%, 06/01/21	233,028
1,635,000	5.50%, 06/01/21 (c)	1,911,920
150,000	Illinois Sports Facilities Authority (RB) (AMBAC) 4.65%, 06/15/26 ^	94,410
295,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue (RB) (NATL) 5.65%, 06/15/22	321,624
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project (RB)
2,000,000	5.00%, 06/15/20 (c)	2,033,640
105,000	5.00%, 06/15/22 (c)	107,607
1,115,000	5.00%, 12/15/25 (c)	1,151,605
380,000	5.25%, 06/15/20 (c)	391,259
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
15,000	6.75%, 06/15/17 (c) ^	14,378
15,000	6.75%, 06/15/17 (c) ^	14,832
720,000	1.51%, 06/15/18 ^	687,233
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	3,570,560
200,000	State of Illinois (GO) 5.00%, 03/01/22 (c)	206,774
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	107,508
		96,551,507
Indiana: 3.1%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,681,305
2,000,000	7.13%, 11/15/22 (c)	2,235,480
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	166,178
525,000	5.00%, 04/01/17 (c)	514,710
795,000	5.00%, 04/01/17 (c)	800,009
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	887,500
1,010,000	City of Rockport, Indiana, Series B (RB) 1.75%, 06/01/18 (p)	1,017,121
1,900,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	1,952,269

See Notes to Financial Statements

22

Principal Amount		Value

Indiana: (continued)
	Indiana Finance Authority, I-69 Section 5 Project (RB)
$5,265,000	5.00%, 09/01/24 (c)	$5,532,988
1,250,000	5.25%, 09/01/24 (c)	1,366,125
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,621,836
1,475,000	5.50%, 08/15/20 (c)	1,591,613
2,500,000	5.50%, 08/15/20 (c)	2,728,550
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,600,000	5.00%, 07/01/23 (c)	1,671,264
3,000,000	5.00%, 07/01/23 (c)	3,103,950
6,400,000	5.25%, 07/01/23 (c)	6,737,280
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
5,200,000	5.00%, 06/01/22 (c)	5,394,324
2,570,000	5.00%, 06/01/22 (c)	2,714,177
	Indiana Finance Authority, United States Steel Corp. Project (RB)
1,040,000	5.75%, 08/01/22 (c)	928,346
2,275,000	6.00%, 06/01/20 (c)	2,260,349
20,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	20,938
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,070,200
3,000,000	5.75%, 09/01/17 (c)	3,098,280
1,160,000	5.80%, 09/01/17 (c)	1,197,978
		51,292,770
Iowa: 2.5%
3,000,000	City of Coralville, Iowa, Series D (CP) 5.25%, 06/01/16 (c)	3,006,270
5,705,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,743,851
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
4,340,000	5.00%, 12/01/19	4,591,894
2,700,000	5.50%, 12/01/18 (c)	2,864,160
4,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	5,138,501
	Iowa Finance Authority, Senior Living (RB)
163,200	2.00%, 11/30/15 (c)*	816
870,000	2.70%, 11/15/24 (c)	784,018
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,480,275
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	19,762
2,065,000	5.00%, 09/01/23 (c)	2,074,148
2,750,000	5.00%, 09/01/23 (c)	2,618,935
620,000	5.75%, 09/01/20 (c)	662,098
1,345,000	6.00%, 09/01/20 (c)	1,414,267
Principal Amount		Value

Iowa: (continued)
$180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	$177,802
	Iowa Tobacco Settlement Authority, Series C (RB)
3,000,000	5.38%, 11/30/15 (c)	2,801,190
7,290,000	5.50%, 11/30/15 (c)	6,845,091
10,000,000	Iowa Tobacco Settlement Authority, Series D (RB) 7.15%, 11/30/15 (c) ^	1,150,100
160,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 11/30/15 (c)	152,061
		41,525,239
Kansas: 1.1%
2,255,000	Arkansas City Public Building Commission (RB) 6.25%, 09/01/19 (c)	2,213,621
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
2,000,000	5.00%, 05/15/17 (c)	2,002,580
1,000,000	5.00%, 05/15/17 (c)	1,011,580
	Overland Park, Kansas Development Corp. (RB)
8,425,000	5.13%, 01/01/17 (c)	8,454,909
100,000	5.13%, 01/01/17 (c)	100,579
1,000,000	5.25%, 01/01/17 (c)	1,008,310
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,321,341
	Wyandotte County, Kansas City Unified Government, Series A (RB)
500,000	5.00%, 09/01/25 (c)	500,505
500,000	6.00%, 09/01/25 (c)	498,975
		18,112,400
Kentucky: 1.4%
2,500,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	2,530,275
	Kentucky Economic Development Finance Authority (RB)
30,000	4.13%, 11/15/20	30,034
1,230,000	4.25%, 07/01/25 (c)	1,223,936
1,500,000	6.50%, 06/01/20 (c)	1,722,135
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
2,000,000	5.38%, 11/15/22 (c)	2,030,940
1,000,000	5.50%, 11/15/22 (c)	997,060
1,000,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,080,240

See Notes to Financial Statements

23

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Kentucky: (continued)
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
$490,000	5.75%, 06/01/20 (c)	$549,863
2,100,000	6.00%, 06/01/20 (c)	2,379,300
1,325,000	6.38%, 06/01/20 (c)	1,516,939
2,025,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	2,318,341
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
500,000	5.50%, 11/15/25 (c)	503,825
500,000	5.75%, 11/15/25 (c)	503,775
	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB)
1,375,000	5.00%, 07/01/17	1,464,746
3,635,000	5.75%, 07/01/23 (c)	4,030,633
		22,882,042
Louisiana: 2.7%
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	231,958
1,850,000	5.00%, 06/01/24 (c)	2,043,898
500,000	5.00%, 12/01/24 (c)	548,895
1,135,000	5.00%, 12/01/24 (c)	1,261,700
	Jefferson Parish Hospital Service District No. 2 (RB)
245,000	6.25%, 07/01/21 (c)	274,839
1,145,000	6.38%, 07/01/21 (c)	1,279,320
1,000,000	Juban Crossing Economic Development District, Series C (RB) 7.00%, 03/15/25 (c)	1,004,470
725,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	786,864
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,000,710
1,560,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,835,012
2,300,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	2,710,297
Principal Amount		Value

Louisiana: (continued)
$2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	$2,356,780
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 07/01/16 (c)	501,780
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,570,364
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c)	2,454,725
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	2,056,020
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
825,000	4.25%, 05/15/25 (c)	837,276
15,000	6.38%, 05/15/21 (c)	18,062
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	3,362,125
2,025,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	2,159,926
6,595,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	6,792,454
	Tobacco Settlement Financing Corp. (RB)
2,750,000	5.00%, 05/15/20	3,103,072
2,160,000	5.00%, 05/15/23	2,496,463
4,000,000	5.25%, 05/15/23 (c)	4,349,400
		45,036,410
Maine: 0.5%
50,000	Maine Health & Higher Educational Facilities Authority (RB) 5.25%, 07/01/21	54,885
2,000,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	2,154,220
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
1,735,000	6.00%, 07/01/21 (c)	1,939,765
2,220,000	6.75%, 07/01/21 (c)	2,461,070
50,000	6.95%, 07/01/21 (c)	55,923
55,000	7.50%, 07/01/21 (c)	65,208

See Notes to Financial Statements

24

Principal Amount		Value

Maine: (continued)
$2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 11/30/15 (c)	$2,007,740
		8,738,811
Maryland: 1.8%
1,000,000	Anne Arundel County Consolidated Special Taxing District (ST) 5.25%, 07/01/24 (c)	1,015,980
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) 5.25%, 09/01/16 (c)	2,476,369
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 09/01/16 (c)	104,770
45,000	5.00%, 09/01/16 (c)	45,560
25,000	5.25%, 09/01/16 (c)	25,524
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	57,102
2,990,000	5.25%, 04/01/17 (c)	2,916,595
2,000,000	5.25%, 04/01/17 (c)	2,004,840
2,900,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,015,536
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)(d)	1,140,000
5,015,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	4,984,860
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue (RB)
1,270,000	4.25%, 07/01/25 (c)	1,291,095
500,000	5.00%, 07/01/25 (c)	539,290
1,950,000	5.00%, 07/01/25 (c)	2,149,212
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	603,598
30,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/22	34,633
20,000	Maryland Health and Higher Educational Facilities Authority (RB) 5.75%, 01/01/18 (c)	22,150
1,815,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,860,302
Principal Amount		Value

Maryland: (continued)
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
$1,000,000	5.00%, 07/01/19	$1,116,550
3,000,000	5.00%, 07/01/24	3,504,240
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	46,115
		28,954,321
Massachusetts: 0.5%
175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	173,313
	Massachusetts Development Finance Agency, Emerson College (RB)
500,000	5.00%, 01/01/25 (c)	523,150
500,000	5.00%, 01/01/25 (c)	521,620
500,000	5.00%, 01/01/25 (c)	531,690
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 11/30/15 (c)	281,954
100,000	Massachusetts Development Finance Agency, Series A (RB) 5.50%, 01/01/20 (c)	110,898
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,121,477
	Massachusetts Development Finance Agency, Series D (RB)
500,000	4.00%, 07/01/25 (c)	491,440
3,325,000	5.00%, 07/01/25 (c)	3,586,278
	Massachusetts Development Finance Agency, Series H (RB)
50,000	5.00%, 07/01/16	51,135
50,000	5.00%, 07/01/17	52,753
175,000	5.13%, 07/01/21 (c)	190,318
320,000	5.50%, 07/01/21 (c)	348,464
45,000	Massachusetts Health & Educational Facilities Authority (RB) 4.75%, 07/01/18 (c)	47,646
70,000	Massachusetts Health & Educational Facilities Authority, Series D (RB) 5.00%, 11/30/15 (c)	70,204
	Massachusetts Health & Educational Facilities Authority, Series G (RB)
140,000	5.00%, 07/01/20 (c)	154,001
60,000	5.00%, 07/01/20 (c)	66,194
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	22,694
75,000	6.25%, 07/01/19 (c)	85,505
45,000	Massachusetts Health and Educational Facilities Authority (RB) 5.00%, 07/01/18 (c)	47,246
		8,477,980

See Notes to Financial Statements

25

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Michigan: 2.3%
$340,000	City of Detroit MI Sewage Disposal System Revenue (RB) 5.25%, 07/01/22 (c)	$369,369
25,000	City of Detroit, Michigan Sewage Disposal System Revenue (RB) 5.00%, 07/01/22	28,368
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	296,055
165,000	5.00%, 07/01/21	186,170
750,000	5.50%, 07/01/17 (c)	791,955
25,000	City of Detroit, Michigan Water Supply System Revenue (RB) 5.00%, 07/01/21 (c)	26,292
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	26,776
120,000	5.25%, 07/01/21 (c)	129,602
25,000	5.25%, 07/01/21 (c)	27,496
50,000	City of Detroit, Michigan Water Supply System Revenue, Series C (RB) 4.50%, 07/01/21 (c)	52,414
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,118,532
2,000,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	1,864,360
310,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 11/30/15 (c)	301,286
150,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	165,794
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 11/30/15 (c)	2,514,970
1,000,000	5.75%, 11/30/15 (c)	1,003,030
1,450,000	6.00%, 11/30/15 (c)	1,453,436
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,555,890
250,000	Michigan Finance Authority (RB) 5.50%, 11/15/25 (c)	255,898
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
520,000	5.00%, 07/01/24 (c)	551,460
100,000	5.00%, 07/01/24 (c)	106,875
650,000	5.00%, 07/01/24 (c)	703,567
500,000	Michigan Finance Authority, Series C (RB) 5.00%, 07/01/22 (c)	528,350
4,000,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	4,224,760
Principal Amount		Value

Michigan: (continued)
$250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	$265,590
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	999,120
3,000,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 11/30/15 (c)	2,954,430
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,517,460
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,140,000	5.13%, 06/01/17 (c)	1,953,413
1,225,000	6.00%, 06/01/17 (c)	1,091,303
5,375,000	6.00%, 06/01/17 (c)	4,962,146
6,000,000	6.88%, 06/01/18 (c)	5,988,660
50,000,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.24%, 06/01/17 (c) ^	721,500
		38,736,327
Minnesota: 0.9%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	514,890
500,000	6.13%, 07/01/25 (c)	520,845
	City of Deephaven MN (RB)
500,000	5.25%, 07/01/25 (c)	501,465
1,000,000	5.50%, 07/01/25 (c)	1,002,890
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,095,695
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	771,885
3,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	3,534,825
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	505,700
500,000	6.00%, 08/01/17 (c)	507,030
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,358,884
2,500,000	6.00%, 05/01/19 (c)	2,693,900
		15,008,009
Mississippi: 0.0%
280,000	Mississippi Development Bank, Series A (RB) (XLCA) 5.00%, 03/01/16 (c)	281,697

See Notes to Financial Statements

26

Principal Amount		Value

Mississippi: (continued)
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
$120,000	5.00%, 08/15/17 (c)	$125,124
75,000	5.00%, 08/15/17 (c)	78,739
80,000	Parkway East Public Improvement District (AGO) (SA) 4.63%, 05/01/16 (c)	80,822
		566,382
Missouri: 0.6%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,013,540
1,000,000	City of Blue Springs MO (TA) 4.00%, 06/01/24 (c)	1,001,420
	City of Liberty MO (TA)
500,000	5.75%, 06/01/25 (c)	498,230
500,000	6.00%, 06/01/25 (c)	501,775
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 11/30/15 (c)	25,148
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,170,000	6.25%, 11/30/15 (c)	2,176,401
2,500,000	6.50%, 11/30/15 (c)	2,491,575
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
485,000	5.00%, 11/30/15 (c)	488,754
1,150,000	5.25%, 11/30/15 (c)	1,135,429
570,000	5.35%, 11/30/15 (c)	547,536
		9,879,808
Nebraska: 0.0%
20,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,557
Nevada: 0.2%
	City of North Las Vegas (GO)
735,000	5.00%, 06/01/21 (c)	641,552
1,000,000	5.00%, 06/01/21 (c)	891,260
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	981,290
1,000,000	5.13%, 12/15/25 (c)	972,290
		3,486,392
New Jersey: 5.7%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,071,701
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,083,030
1,000,000	5.00%, 02/15/24 (c)	1,073,490
2,500,000	5.00%, 02/15/24 (c)	2,741,050
1,000,000	5.00%, 02/15/24 (c)	1,127,660
1,000,000	5.00%, 02/15/24 (c)	1,106,210
Principal Amount		Value

New Jersey: (continued)
	Casino Reinvestment Development Authority (RB)
$7,000,000	5.25%, 11/01/24 (c)	$7,029,820
2,500,000	5.25%, 11/01/24 (c)	2,533,975
100,000	City of Atlantic City NJ (GO) 4.00%, 11/01/16	94,678
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	215,953
3,745,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	4,190,805
	New Jersey Economic Development Authority (RB)
35,000	5.00%, 06/15/22 (c)	37,924
500,000	5.50%, 01/01/24 (c)	571,175
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	104,868
495,000	4.25%, 06/15/22 (c)	481,694
1,150,000	5.00%, 06/15/17	1,205,246
200,000	5.00%, 06/15/19	217,314
135,000	5.00%, 06/15/22 (c)	140,069
840,000	5.00%, 06/15/22 (c)	915,860
175,000	5.00%, 06/15/22 (c)	188,445
50,000	5.00%, 06/15/22	55,043
500,000	5.00%, 06/15/22 (c)	522,870
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5,655,000	4.88%, 09/15/19	5,954,432
2,400,000	5.25%, 08/20/22 (c)	2,614,584
2,215,000	5.50%, 11/30/15 (c)	2,221,822
60,000	5.50%, 06/20/23 (c)	66,016
235,000	5.63%, 03/05/24 (c)	264,232
350,000	5.63%, 03/05/24 (c)	393,537
2,935,000	5.75%, 09/15/22 (c)	3,281,535
8,120,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	8,134,454
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	17,128
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,450,872
1,900,000	5.38%, 01/01/24 (c)	2,048,675
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,211,920

See Notes to Financial Statements

27

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
$100,000	5.00%, 07/01/21	$107,316
170,000	6.00%, 07/01/21 (c)	188,780
2,050,000	6.25%, 07/01/21 (c)	2,236,919
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
15,550,000	5.00%, 06/01/17 (c)	12,556,780
6,700,000	5.00%, 06/01/17 (c)	5,896,067
5,400,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	5,842,908
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,535,000	4.50%, 06/01/17 (c)	3,560,558
25,000	5.00%, 06/01/17 (c)	26,265
2,330,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	1,887,277
500,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17	531,415
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,663,320
		94,865,692
New Mexico: 0.6%
1,060,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 10/01/16 (c)	1,083,002
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	738,164
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,897,053
3,500,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	3,500,035
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,038,790
		9,257,044
New York: 9.6%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	48,386
90,000	4.62%, 07/15/32 ^	41,604
90,000	6.00%, 01/15/20 (c)	103,637
1,625,000	6.25%, 01/15/20 (c)	1,852,386
6,220,000	6.38%, 01/15/20 (c)	7,121,029
	Build NYC Resource Corp. (RB)
5,000,000	5.00%, 11/01/24 (c)	5,090,600
1,000,000	5.50%, 11/01/24 (c)	1,070,990
Principal Amount		Value

New York: (continued)
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
$225,000	3.75%, 01/01/20	$233,510
1,050,000	4.50%, 01/01/25	1,126,513
600,000	5.00%, 01/01/25 (c)	639,438
2,400,000	5.25%, 11/01/24 (c)	2,557,488
3,560,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,738,427
2,000,000	Dutchess County Industrial Development Agency (RB) 5.00%, 08/01/17 (c)	1,863,500
15,000	Dutchess County Industrial Development Agency, Series A-1 (RB) 4.50%, 08/01/17 (c)	15,279
2,570,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	2,408,244
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
310,000	5.00%, 11/30/15 (c)	296,174
115,000	5.00%, 11/30/15 (c)	112,559
500,000	Jefferson County Industrial Development Agency (RB) 5.25%, 01/01/24	481,340
500,000	Jefferson County Industrial Development Agency, ReEnergy Black River LLC Project (RB) 4.75%, 01/01/20	493,850
30,000	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB) 4.25%, 07/01/22 (c)	30,363
	Nassau County Local Economic Assistance Corp., Winthrop- University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	977,348
1,000,000	5.00%, 07/01/22 (c)	1,094,570
	Nassau County Tobacco Settlement Corp., Series A (RB)
5,355,000	5.00%, 06/01/16 (c)	4,811,093
2,625,000	5.13%, 06/01/16 (c)	2,278,605
5,000,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 06/01/16 (c)	5,018,700
	New Rochelle Industrial Development Agency (RB)
1,500,000	5.25%, 01/01/16 (c)	1,483,155
310,000	5.50%, 01/01/16 (c)	312,192
	New York City Industrial Development Agency (RB) (AMBAC)
30,000	5.00%, 01/01/17 (c)	30,974
35,000	5.75%, 11/30/15 (c)	26,675

See Notes to Financial Statements

28

Principal Amount		Value

New York: (continued)
	New York City Industrial Development Agency, British Airways Plc Project (RB)
$4,405,000	5.25%, 11/30/15 (c)	$4,427,069
2,500,000	7.63%, 11/30/15 (c)	2,512,525
2,000,000	New York City Industrial Development Agency, Bronx Parking Development Company, LLC Project (RB) 5.88%, 10/01/17 (c) (d)	600,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,048,800
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,021,730
380,000	5.25%, 12/01/16 (c)	389,131
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB)
1,970,000	4.75%, 01/01/17 (c)	1,980,697
815,000	5.00%, 01/01/17 (c)	832,042
1,000,000	5.00%, 01/01/17 (c)	1,035,390
110,000	5.00%, 01/01/17 (c)	113,189
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,131,440
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 09/01/16 (c)	1,508,985
800,000	5.00%, 09/01/16 (c)	814,352
45,000	New York Counties Tobacco Trust II (RB) 5.63%, 11/30/15 (c)	45,321
	New York Counties Tobacco Trust IV, Series A (RB)
115,000	5.00%, 11/16/15 (c)	101,761
360,000	5.00%, 11/16/15 (c)	324,792
	New York Dormitory Authority, Pace University, Series A (RB)
1,020,000	4.00%, 05/01/22	1,066,267
180,000	5.00%, 05/01/23 (c)	195,680
140,000	5.00%, 05/01/23 (c)	154,122
115,000	5.00%, 05/01/23	127,078
	New York Dormitory Authority, Yeshiva University (RB)
30,000	3.50%, 09/01/16	30,545
10,000	3.50%, 09/01/16	10,268
1,700,000	5.00%, 09/01/19 (c)	1,857,301
370,000	5.00%, 09/01/19 (c)	424,050
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,600,625
Principal Amount		Value

New York: (continued)
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
$21,500,000	5.00%, 11/15/24 (c)	$21,764,665
1,000,000	5.38%, 11/15/24 (c)	1,049,940
1,000,000	7.25%, 11/15/24 (c)	1,186,690
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,136,780
	New York State Dormitory Authority (RB)
275,000	4.00%, 09/01/19 (c)	304,898
1,280,000	4.00%, 09/01/19 (c)	1,314,227
15,000	5.00%, 09/01/17	16,205
85,000	5.00%, 09/01/17	89,608
85,000	5.00%, 09/01/19 (c)	85,082
15,000	5.00%, 09/01/19 (c)	17,191
85,000	5.00%, 09/01/19 (c)	88,903
15,000	5.00%, 09/01/19 (c)	17,191
25,000	5.00%, 11/01/21 (c)	29,965
50,000	5.00%, 11/01/21 (c)	49,021
45,000	5.50%, 07/01/35	53,523
25,000	New York State Dormitory Authority, Medical Center of Queens (RB) (FHA) 4.75%, 02/15/17 (c)	25,948
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,040,090
3,020,000	6.13%, 12/01/18 (c)	3,317,138
365,000	New York State Dormitory Authority, Pace University, Series A (RB) 5.00%, 05/01/19	395,456
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,248,965
1,625,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,641,802
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
5,965,000	4.50%, 07/01/22 (c)	5,978,302
3,140,000	5.00%, 07/01/22 (c)	3,267,767
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB)
1,000,000	4.63%, 07/01/19 (c)	1,054,450
200,000	5.00%, 07/01/19	216,476
1,250,000	5.13%, 07/01/19 (c)	1,314,300
75,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 11/30/15 (c)	66,704
20,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	20,244

See Notes to Financial Statements

29

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
$265,000	5.00%, 12/01/20	$300,033
110,000	6.00%, 12/01/20 (c)	127,445
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	32,899
	Suffolk Tobacco Asset Securitization Corp. (RB)
65,000	5.38%, 06/01/18 (c)	65,082
10,000	6.00%, 06/01/18 (c)	9,113
5,500,000	6.63%, 06/01/22 (c)	5,533,000
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	1,011,380
500,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	505,170
50,000	Town of Oyster Bay, New York Public Improvement (GO) 3.00%, 08/15/17 (c)	50,563
1,165,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 06/01/16 (c)	1,180,366
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,530,000	5.00%, 06/01/16 (c)	7,196,195
10,675,000	5.13%, 06/01/16 (c)	9,922,092
950,000	Ulster County Industrial Development Agency (RB) 6.00%, 09/15/17 (c)	934,981
2,000,000	Ulster County Industrial Development Agency, Civic Facility (RB) 6.00%, 09/15/17 (c)	1,992,580
830,000	Westchester County Healthcare Corp. (RB) 6.13%, 11/01/20 (c)	951,072
	Westchester County Local Development Corp. (RB)
550,000	5.00%, 05/01/24 (c)	593,379
1,290,000	5.50%, 05/01/24 (c)	1,422,289
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,115,000	5.13%, 11/30/15 (c)	4,989,324
1,600,000	5.13%, 11/30/15 (c)	1,600,176
		158,920,459
North Carolina: 0.5%
3,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 11/30/15 (c)	2,989,170
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	267,160
1,000,000	5.00%, 06/30/25 (c)	1,048,330
Principal Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
$245,000	4.75%, 03/01/22 (c)	$252,816
1,330,000	5.00%, 03/01/22 (c)	1,369,115
820,000	5.00%, 03/01/22 (c)	850,061
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,509,711
		8,286,363
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,363
640,000	5.00%, 12/01/21 (c)	672,435
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
460,000	6.25%, 09/01/23	462,525
205,000	7.75%, 09/01/23 (c)	211,253
		1,371,576
Ohio: 6.6%
102,650,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	1,276,966
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
12,110,000	5.13%, 06/01/17 (c)	10,838,813
2,170,000	5.38%, 06/01/17 (c)	1,980,125
7,880,000	5.75%, 06/01/17 (c)	6,877,664
20,545,000	5.88%, 06/01/17 (c)	17,643,224
13,605,000	5.88%, 06/01/17 (c)	12,142,190
4,965,000	6.00%, 06/01/17 (c)	4,316,968
350,000	6.50%, 06/01/17 (c)	326,400
540,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	493,544
50,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.91%, 06/01/17 (c) ^	3,579,945
90,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	93,697
650,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 11/30/15 (c)	656,598
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	280,755
40,000	5.25%, 01/01/19	44,465
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	428,905
2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	1,884,620

See Notes to Financial Statements

30

Principal Amount		Value

Ohio: (continued)
	County of Hamilton, Ohio (RB)
$65,000	5.00%, 06/01/20	$74,742
4,000,000	5.25%, 06/01/22 (c)	4,579,520
1,500,000	5.25%, 06/01/22 (c)	1,728,015
6,000,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	6,422,460
	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
2,300,000	6.63%, 11/01/20 (c)	2,484,345
500,000	7.00%, 11/01/20 (c)	543,690
2,000,000	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB) 5.00%, 02/15/23 (c)	2,072,680
750,000	Dayton-Montgomery County Port Authority (RB) 7.00%, 01/15/25 (c)	751,905
2,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	2,937,170
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
3,000,000	5.00%, 02/15/23 (c)	3,054,750
4,000,000	5.00%, 02/15/23 (c)	4,052,320
3,020,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,707,551
1,000,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,023,970
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	725,851
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	38,464
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 11/30/15 (c)	1,104,785
2,500,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 11/30/15 (c)	2,514,075
125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	128,569
Principal Amount		Value

Ohio: (continued)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
$250,000	5.00%, 12/01/24 (c)	$252,718
245,000	5.00%, 12/01/24 (c)	249,283
70,000	5.50%, 12/01/24 (c)	73,044
3,400,000	5.75%, 12/01/22 (c)	3,635,824
2,850,000	6.00%, 12/01/22 (c)	3,072,471
2,000,000	State of Ohio, Portsmouth Bypass Project (RB) 5.00%, 06/30/25 (c)	2,148,840
40,000	Toledo-Lucas County Port Authority (SA) 5.38%, 11/30/15 (c)	40,080
		109,282,001
Oklahoma: 0.3%
2,010,254	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 11/30/15 (c)	2,011,621
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	1,000,060
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	277,607
1,000,000	6.00%, 01/01/22 (c)	1,036,820
1,000,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c)(p)	1,101,440
		5,427,548
Oregon: 0.1%
305,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	324,224
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
645,000	6.13%, 09/01/20 (c)	688,228
750,000	6.38%, 09/01/20 (c)	801,278
		1,813,730
Pennsylvania: 5.3%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,200,601
365,000	6.50%, 05/01/17	373,935
1,790,000	6.75%, 11/01/19 (c)	1,845,955
1,100,000	6.75%, 12/01/21 (c)	1,127,379
2,500,000	6.88%, 11/01/19 (c)	2,542,100
	Allentown Neighborhood Improvement Zone Development Authority (RB)
1,815,000	5.00%, 05/01/22 (c)	1,881,102
150,000	5.00%, 05/01/22 (c)	157,365
3,980,000	5.00%, 05/01/22 (c)	4,086,425

See Notes to Financial Statements

31

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Pennsylvania: (continued)
$5,490,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	$5,575,864
	Cumberland County, Pennsylvania Municipal Authority (RB)
250,000	4.00%, 01/01/25 (c)	246,325
400,000	5.25%, 01/01/22 (c)	415,956
8,890,000	Delaware County, Pennsylvania Authority, Series A (RB) 5.00%, 12/15/16 (c)	9,156,255
	Delaware River Port Authority (RB)
100,000	5.00%, 01/01/21	113,215
2,445,000	5.00%, 01/01/23 (c)	2,754,464
2,715,000	5.00%, 01/01/23 (c)	3,081,063
100,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	114,307
6,200,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)(d)	4,935,944
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,541,985
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,263,900
80,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.50%, 07/01/19 (c)	87,750
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
250,000	5.00%, 01/01/25 (c)	253,100
2,000,000	5.25%, 01/01/25 (c)	2,001,300
940,000	5.38%, 01/01/25 (c)	930,487
1,250,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 6.00%, 07/01/25 (c)	1,246,437
	Pennsylvania Economic Development Financing Authority (RB)
5,100,000	5.00%, 06/30/26 (c)	5,594,394
1,000,000	5.00%, 09/01/20 (p)	1,010,170
1,100,000	6.40%, 09/01/25 (c)	1,152,151
85,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 12/01/15 (c)	85,240
Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
$1,190,000	4.13%, 06/30/26 (c)	$1,149,421
450,000	5.00%, 12/31/24	516,924
3,380,000	5.00%, 06/30/26 (c)	3,616,194
1,135,000	5.00%, 06/30/26 (c)	1,297,237
2,515,000	5.00%, 06/30/26 (c)	2,710,944
500,000	5.00%, 06/30/26 (c)	531,400
1,000,000	5.00%, 06/30/26	1,146,790
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 11/30/15 (c)	1,802,880
2,170,000	Pennsylvania Higher Educational Facilities Authority (RB) 6.00%, 07/01/20 (c)	2,268,171
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	372,922
1,000,000	7.25%, 06/15/24 (c)	1,129,690
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	494,770
500,000	6.50%, 06/01/25 (c)	494,460
500,000	6.63%, 06/01/25 (c)	494,280
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,297,737
	Philadelphia Gas Works Co. (RB) (AMBAC)
345,000	5.00%, 10/01/17 (c)	358,607
135,000	5.00%, 10/01/17 (c)	140,837
250,000	5.00%, 10/01/17	268,953
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	892,382
2,100,000	5.50%, 07/01/17 (c)	2,154,684
1,455,000	5.63%, 07/01/22 (c)	1,575,139
4,175,000	5.63%, 07/01/22 (c)	4,479,608
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	709,085
1,500,000	5.00%, 01/01/23	1,666,380
		87,344,664

See Notes to Financial Statements

32

Principal
Amount		Value

Puerto Rico: 2.8%
$1,105,000	Children’s Trust Fund (RB) 5.63%, 11/30/15 (c)	$1,105,033
	Commonwealth of Puerto Rico (GO)
195,000	5.00%, 11/30/15 (c)	122,119
45,000	5.75%, 07/01/21 (c)	28,688
25,000	Commonwealth of Puerto Rico, Public Improvement (GO) 5.25%, 07/01/18	17,458
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
65,000	4.00%, 07/01/20	42,007
420,000	4.50%, 07/01/22 (c)	260,400
110,000	4.75%, 07/01/22 (c)	68,613
110,000	5.00%, 11/30/15 (c)	70,125
160,000	5.00%, 11/30/15 (c)	101,200
20,000	5.00%, 07/01/16 (c)	12,850
20,000	5.00%, 07/01/17 (c)	12,800
105,000	5.00%, 07/01/17 (c)	67,463
50,000	5.00%, 07/01/17 (c)	34,107
140,000	5.00%, 07/01/18 (c)	91,000
275,000	5.00%, 07/01/22	176,688
330,000	5.13%, 11/30/15 (c)	209,138
250,000	5.25%, 11/30/15 (c)	163,750
20,000	5.25%, 11/30/15 (c)	12,975
85,000	5.25%, 07/01/16 (c)	55,144
90,000	5.25%, 07/01/16	73,919
70,000	5.25%, 07/01/18 (c)	44,625
100,000	5.25%, 07/01/22 (c)	64,125
100,000	5.50%, 07/01/16	86,128
220,000	5.50%, 07/01/17	164,322
10,000	5.50%, 07/01/17	8,507
150,000	5.50%, 07/01/18	105,123
65,000	5.50%, 07/01/18 (c)	41,356
500,000	5.50%, 07/01/18	350,410
100,000	5.50%, 07/01/18 (c)	65,251
100,000	5.50%, 07/01/19	69,105
450,000	6.50%, 07/01/21 (c)	293,625
8,960,000	8.00%, 07/01/20 (c)	6,529,600
	Commonwealth of Puerto Rico, Public Improvement, Series B (GO)
135,000	5.00%, 07/01/16 (c)	84,375
840,000	5.75%, 07/01/19 (c)	535,500
30,000	Commonwealth of Puerto Rico, Public Improvement, Series C (GO) 6.00%, 07/01/19 (c)	19,200
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
100,000	4.25%, 07/01/16 (c)	66,989
50,000	4.50%, 07/01/16 (c)	32,688
10,000	5.00%, 07/01/16 (c)	6,811
	Commonwealth of Puerto Rico, Public Improvement, Series E (GO)
305,000	5.38%, 07/01/21 (c)	194,068
355,000	5.50%, 07/01/21 (c)	226,313
85,000	5.63%, 07/01/16 (c)	54,295
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
125,000	4.25%, 07/01/22 (c)	88,281
225,000	5.13%, 07/01/22 (c)	153,563
Principal
Amount		Value

Puerto Rico: (continued)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
$30,000	5.25%, 07/01/22 (c)	$21,488
2,205,000	6.00%, 07/01/22 (c)	1,549,012
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
1,490,000	5.00%, 07/01/22 (c)	1,024,375
1,740,000	5.25%, 07/01/22 (c)	1,191,900
700,000	5.75%, 07/01/22 (c)	484,750
360,000	6.00%, 07/01/18 (c)	254,700
1,500,000	6.00%, 07/01/18 (c)	1,057,500
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 11/30/15 (c) ^	1,157,000
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	372,500
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c)	727,500
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
100,000	5.75%, 07/01/21 (c)	63,375
305,000	6.00%, 07/01/21 (c)	195,200
655,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/22 (c)	409,375
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21	65,000
35,000	Puerto Rico Convention Center District Authority (RB) (FGIC) 5.00%, 07/01/16 (c)	22,010
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
315,000	4.13%, 07/01/16 (c)	203,216
395,000	4.25%, 07/01/16 (c)	240,970
125,000	4.50%, 07/01/16 (c)	92,815
220,000	4.75%, 07/01/16 (c)	141,924
345,000	5.00%, 07/01/16 (c)	231,188
275,000	5.00%, 07/01/16 (c)	174,655
350,000	5.00%, 07/01/16 (c)	221,414
620,000	5.00%, 07/01/16 (c)	390,662
	Puerto Rico Electric Power Authority, Series A (RB)
890,000	4.80%, 07/01/22 (c)	569,600
350,000	7.00%, 07/01/23 (c)	224,000
	Puerto Rico Electric Power Authority, Series AAA (RB)
150,000	5.25%, 07/01/20 (c)	96,000
90,000	5.25%, 07/01/20 (c)	58,163
325,000	5.25%, 07/01/20 (c)	210,844

See Notes to Financial Statements

33

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Puerto Rico: (continued)
	Puerto Rico Electric Power Authority, Series CCC (RB)
$25,000	4.80%, 07/01/20 (c)	$16,000
40,000	5.00%, 11/30/15 (c)	25,600
125,000	5.00%, 07/01/20 (c)	80,781
	Puerto Rico Electric Power Authority, Series DDD (RB)
165,000	5.00%, 07/01/20 (c)	106,631
975,000	5.00%, 07/01/20 (c)	632,531
525,000	5.00%, 07/01/20	340,594
	Puerto Rico Electric Power Authority, Series TT (RB)
100,000	4.20%, 07/01/17 (c)	64,725
925,000	5.00%, 07/01/17 (c)	592,000
110,000	5.00%, 07/01/17 (c)	70,400
25,000	5.00%, 07/01/17 (c)	16,031
375,000	5.00%, 07/01/17	242,531
260,000	5.00%, 07/01/17 (c)	168,675
60,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	38,400
	Puerto Rico Electric Power Authority, Series WW (RB)
85,000	5.38%, 07/01/18 (c)	54,931
45,000	5.50%, 07/01/18 (c)	29,194
	Puerto Rico Electric Power Authority, Series ZZ (RB)
190,000	4.25%, 07/01/20	123,263
25,000	5.00%, 07/01/17	16,169
385,000	5.00%, 07/01/18	249,095
500,000	5.25%, 07/01/20 (c)	320,625
25,000	5.25%, 07/01/20 (c)	16,156
50,000	5.25%, 07/01/20	32,438
175,000	5.25%, 07/01/20 (c)	112,656
290,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	143,628
	Puerto Rico Highways & Transportation Authority (RB)
35,000	4.75%, 07/01/18 (c)	13,038
100,000	5.00%, 11/30/15 (c)	37,250
40,000	5.00%, 11/30/15 (c)	25,706
50,000	5.00%, 11/30/15 (c)	18,625
100,000	5.25%, 11/30/15 (c)	75,076
300,000	5.30%, 07/01/20 (c)	197,625
30,000	5.75%, 11/30/15 (c)	11,175
65,000	Puerto Rico Highways & Transportation Authority, Series G (RB) (FGIC) 5.00%, 11/30/15 (c)	41,120
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 11/30/15 (c)	331,525
100,000	5.00%, 01/01/16 (c)	37,250
285,000	5.00%, 01/01/16 (c)	106,163
390,000	5.25%, 11/30/15 (c)	267,634
845,000	5.75%, 11/30/15 (c)	551,464
Principal
Amount		Value

Puerto Rico: (continued)
$305,000	Puerto Rico Highways and Transportation Authority, Series G (RB) 5.00%, 11/30/15 (c)	$113,619
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 11/30/15 (c)	122,510
50,000	5.00%, 11/30/15 (c)	31,131
315,000	5.00%, 11/30/15 (c)	199,275
185,000	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC) 5.00%, 11/30/15 (c)	120,516
	Puerto Rico Highways and Transportation Authority, Series K (RB)
50,000	5.00%, 11/30/15 (c)	18,625
400,000	5.00%, 11/30/15 (c)	149,000
205,000	5.00%, 11/30/15 (c)	75,963
500,000	5.00%, 11/30/15 (c)	186,425
115,000	5.00%, 11/30/15 (c)	42,884
	Puerto Rico Highways and Transportation Authority, Series M (RB)
1,020,000	5.00%, 07/01/17 (c)	379,950
1,500,000	5.00%, 07/01/17 (c)	558,750
295,000	5.00%, 07/01/17 (c)	109,896
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	143,413
1,055,000	5.50%, 07/01/22	392,988
2,000,000	5.50%, 07/01/24	745,000
1,500,000	5.50%, 07/01/25	558,750
1,500,000	5.50%, 07/01/26	558,750
50,000	21.06%, 07/01/20 ^	17,584
	Puerto Rico Infrastructure Financing Authority (RB) (FGIC)
160,000	4.00%, 07/01/18	105,682
345,000	4.00%, 12/15/21	163,013
100,000	4.63%, 12/15/21 (c)	46,251
290,000	5.00%, 11/30/15 (c)	72,871
515,000	5.00%, 07/01/16 (c)	153,223
55,000	5.00%, 07/01/16 (c)	15,813
80,000	5.00%, 07/01/16 (c)	26,600
1,065,000	5.00%, 07/01/16 (c)	322,173
100,000	5.00%, 12/15/21 (c)	47,251
1,000,000	5.00%, 12/15/21 (c)	477,500
860,000	5.25%, 12/15/21 (c)	410,659
100,000	5.50%, 07/01/19	64,126
35,000	5.50%, 07/01/21	21,179
40,000	Puerto Rico Infrastructure Financing Authority, Series A (RB) (FGIC) 5.50%, 07/01/25	22,602
190,000	Puerto Rico Infrastructure Financing Authority, Series B (RB) 5.00%, 07/01/16 (c)	64,695

See Notes to Financial Statements

34

Principal
Amount		Value

Puerto Rico: (continued)
$100,000	Puerto Rico Infrastructure Financing Authority, Series C (RB) (FGIC) 5.50%, 07/01/20	$62,018
	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
250,000	5.00%, 07/01/17 (c)	140,000
1,500,000	5.50%, 07/01/17 (c) (p)	1,512,450
230,000	5.63%, 07/01/19 (c)	132,250
40,000	7.00%, 11/30/15 (c)	25,401
	Puerto Rico Public Buildings Authority, Series D (RB) (COMWLTH GTD)
325,000	5.25%, 11/30/15 (c)	185,250
35,000	5.25%, 11/30/15 (c)	20,475
	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD)
705,000	5.00%, 11/30/15 (c)	394,800
1,670,000	5.25%, 11/30/15 (c)	956,075
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
1,485,000	5.00%, 07/01/17 (c)	839,025
30,000	5.25%, 07/01/17	21,993
25,000	5.50%, 07/01/17 (c)	17,083
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	6.00%, 07/01/19 (c)	22,453
20,000	6.00%, 07/01/19	13,070
1,165,000	6.75%, 07/01/19 (c)	728,125
745,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.50%, 11/30/15 (c)	432,100
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 07/01/16 (c)	103,277
505,000	5.75%, 07/01/16 (c)	312,095
1,655,000	6.00%, 07/01/21 (c)	988,863
	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD)
110,000	5.00%, 07/01/20	69,687
200,000	5.25%, 07/01/22 (c)	112,500
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	329,413
125,000	5.25%, 08/01/21 (c)	78,125
190,000	5.50%, 08/01/19 (c)	88,825
500,000	5.50%, 02/01/20 (c)	226,875
855,000	6.00%, 08/01/19 (c)	399,713
265,000	6.00%, 08/01/20 (c)	123,888
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	946,200
150,000	5.25%, 08/01/20 (c)	67,688
680,000	7.89%, 08/01/34 ^	118,925
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
150,000	5.00%, 08/01/19 (c)	73,125
100,000	8.69%, 08/01/35 ^	11,044
50,000	8.70%, 08/01/34 ^	5,888
Principal
Amount		Value

Puerto Rico: (continued)
	University of Puerto Rico, Series P (RB)
$90,000	5.00%, 06/01/16 (c)	$38,477
135,000	5.00%, 06/01/16 (c)	57,717
115,000	5.00%, 06/01/16 (c)	49,166
90,000	5.00%, 06/01/16 (c)	48,645
500,000	5.00%, 06/01/16 (c)	218,755
445,000	5.00%, 06/01/16 (c)	190,246
		45,367,950
Rhode Island: 0.7%
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,552,300
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	1,999,940
1,000,000	5.00%, 06/01/25 (c)	1,041,680
50,500,000	6.59%, 06/01/17 (c) ^	4,517,730
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	453,708
30,000	5.00%, 06/01/23	34,147
40,000	Tobacco Settlement Financing Corp/RI (RB) 4.00%, 06/01/18	42,789
		11,642,294
South Carolina: 1.0%
75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	81,824
155,000	South Carolina Jobs-Economic Development Authority (RB) 5.75%, 08/01/19 (c)	169,971
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,511,686
3,100,000	5.63%, 05/01/17 (c)	3,116,895
4,000,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	3,849,880
600,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	665,304
4,370,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	4,850,044
		16,245,604

See Notes to Financial Statements

35

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

South Dakota: 0.4%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
$5,175,000	5.00%, 11/15/16 (c)	$5,188,300
1,250,000	5.00%, 11/15/16 (c)	1,269,562
		6,457,862
Tennessee: 1.0%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	532,895
3,500,000	5.00%, 10/01/24 (c)	3,706,185
975,000	5.00%, 10/01/24 (c)	1,055,028
225,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/19	253,708
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	116,659
	Johnson City Health & Educational Facilities Board (RB)
100,000	5.38%, 07/01/20 (c)	111,818
350,000	5.50%, 07/01/16 (c)	360,423
180,000	5.63%, 07/01/20 (c)	200,723
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,031,780
2,500,000	5.38%, 12/01/22 (c)	2,549,225
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,152,449
3,000,000	5.50%, 09/01/23 (c)	3,018,690
1,000,000	5.63%, 09/01/16 (c)	1,029,150
395,000	Sullivan County, Tennessee Health, Educational and Housing Facilities Board, Series C (RB) 5.25%, 09/01/16 (c)	407,620
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	81,450
		16,607,803
Texas: 7.6%
5,000	Beaumont, Texas Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,205
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 05/15/17 (c)	52,812
2,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	2,543,350
10,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 6.00%, 01/01/21 (c)	11,647
Principal
Amount		Value

Texas: (continued)
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
$1,205,000	5.00%, 01/01/23 (c)	$1,292,483
1,260,000	5.00%, 01/01/23 (c)	1,367,906
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	370,913
400,000	5.00%, 01/01/23 (c)	431,376
2,255,000	6.25%, 01/01/21 (c)	2,620,265
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,000,000	4.75%, 07/01/24	7,632,030
650,000	5.00%, 07/01/24 (c)	688,350
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,097,000
2,500,000	5.00%, 07/15/25 (c)	2,674,275
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,074,270
2,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	3,084,179
	Clifton Higher Education Finance Corp (RB)
500,000	5.13%, 08/15/25 (c)	501,680
500,000	5.50%, 08/15/25 (c)	510,960
850,000	Dallas County Flood Control District No 1 (GO) 5.00%, 04/01/23 (c)	850,468
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	634,352
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	94,855
2,850,000	5.00%, 07/01/22 (c)	2,883,601
2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,606,275
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	988,270
130,000	Harrison County Health Facilities Development Corp (RB) 5.25%, 07/01/20 (c)	134,048
2,050,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,374,207
340,000	IAH Public Facility Corp. (RB) 6.13%, 11/30/15 (c)	136,000

See Notes to Financial Statements

36

Principal
Amount		Value

Texas: (continued)
$675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	$674,939
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	274,503
615,000	5.00%, 11/01/22 (c)	676,174
280,000	5.00%, 11/01/22	320,782
1,100,000	5.25%, 11/01/20 (c)	1,201,673
280,000	Matagorda County Navigation District No 1 (RB) 4.00%, 06/03/23 (c)	285,317
2,900,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	2,955,071
	New Hope Cultural Education Facilities Corp., Series A (RB)
1,500,000	5.00%, 04/01/24 (c)	1,531,935
500,000	5.00%, 07/01/25 (c)	512,290
265,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	280,163
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 11/30/15 (c)	2,003,340
2,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 11/30/15 (c)	2,070,733
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	955,150
	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
400,000	5.00%, 10/01/17	430,876
2,715,000	5.00%, 10/01/21	3,184,885
1,275,000	San Antonio Convention Hotel Finance Corp (RB) (AMBAC) 5.00%, 11/30/15 (c)	1,275,038
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 11/30/15 (c)	84,994
500,000	5.00%, 11/30/15 (c)	499,980
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	10,718,730
70,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 11/15/15 (c)	70,157
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,052,804
40,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	44,226

Principal
Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
$95,000	5.25%, 12/15/24	$112,514
40,000	5.25%, 12/15/25	47,493
495,000	5.25%, 12/15/26	581,655
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,540,000	5.00%, 12/15/22 (c)	1,683,282
60,000	5.00%, 12/15/22 (c)	65,267
125,000	5.00%, 12/15/22 (c)	135,403
2,600,000	5.00%, 12/15/22 (c)	2,859,090
2,240,000	5.00%, 12/15/22 (c)	2,569,795
1,570,000	5.00%, 12/15/22 (c)	1,764,413
1,000,000	5.00%, 12/15/22 (c)	1,113,680
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
25,000	5.00%, 12/15/16	26,145
95,000	5.25%, 12/15/18	105,797
45,000	5.25%, 12/15/22	52,890
130,000	5.25%, 12/15/23	153,176
450,000	5.63%, 12/15/17	474,597
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,532
500,000	5.00%, 12/15/21	580,290
910,000	5.00%, 12/15/22 (c)	1,033,269
1,615,000	5.00%, 12/15/22	1,892,667
10,535,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	12,792,545
2,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	2,368,000
2,000,000	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB) 7.00%, 09/01/23 (c)	2,492,480
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5,500,000	5.00%, 08/15/24 (c)	5,933,125
4,000,000	5.00%, 08/15/24 (c)	4,361,520
500,000	5.00%, 08/15/24 (c)	551,480
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	968,700
1,000,000	6.25%, 09/01/25 (c)	965,710
1,000,000	6.38%, 09/01/25 (c)	963,780
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
705,000	6.00%, 01/01/21 (c)	759,518
2,950,000	7.00%, 01/01/21 (c)	3,349,784
2,480,000	7.13%, 01/01/21 (c)	2,769,267

See Notes to Financial Statements

37

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
	Tyler Health Facilities Development Corp. (RB)
$80,000	5.25%, 11/01/17 (c)	$80,158
2,590,000	5.25%, 11/01/17 (c)	2,619,526
450,000	5.38%, 11/01/17 (c)	450,257
		125,447,342
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,122,297
Virgin Islands: 1.0%
130,000	Virgin Islands Public Finance Authority (RB) 5.00%, 10/01/20 (c)	145,245
	Virgin Islands Public Finance Authority, Series A (RB)
450,000	5.00%, 10/01/20	495,783
470,000	5.00%, 10/01/20 (c)	510,415
4,150,000	5.00%, 10/01/22 (c)	4,429,087
1,000,000	6.75%, 10/01/19 (c)	1,157,280
25,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	27,411
	Virgin Islands Public Finance Authority, Series B (RB)
170,000	5.00%, 10/01/19 (c)	189,417
1,000,000	5.00%, 10/01/19	1,116,820
1,300,000	5.25%, 10/01/20 (c)	1,439,412
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	5.00%, 10/01/19 (c)	279,005
4,250,000	5.00%, 10/01/24 (c)	4,501,727
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	128,580
145,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	156,226
	Virgin Islands Water and Power Authority, Series B (RB)
1,070,000	5.00%, 07/01/17 (c)	1,080,604
1,125,000	5.00%, 07/01/17 (c)	1,137,319
		16,794,331
Virginia: 2.3%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	623,258
1,500,000	5.00%, 01/01/23 (c)	1,533,390
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,746,500
250,000	6.35%, 11/01/24 (c)	249,340
Principal
Amount		Value

Virginia: (continued)
	Cherry Hill Community Development Authority (SA)
$200,000	5.15%, 03/01/25 (c)	$201,162
500,000	5.40%, 03/01/25 (c)	508,015
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	659,334
2,750,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	2,910,022
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,022,930
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	439,026
1,000,000	5.00%, 12/01/23 (c)	1,017,240
2,000,000	5.00%, 12/01/23 (c)	2,027,780
1,520,000	5.13%, 10/01/17 (c)	1,569,142
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,639,732
1,000,000	6.88%, 03/01/21 (c)	1,139,160
	Hanover County, Virginia Economic Development Authority, Series A (RB)
570,000	4.00%, 07/01/22	584,381
1,500,000	5.00%, 07/01/22 (c)	1,522,815
1,500,000	5.00%, 07/01/22 (c)	1,528,815
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	976,290
355,000	Stafford County Economic Development Authority (RB) 5.25%, 06/15/16 (c)	361,557
60,000	Tobacco Settlement Financing Corp. (RB) 12.35%, 06/01/17 (c) ^	1,414
7,650,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	5,774,755
1,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,006,790
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	319,629

See Notes to Financial Statements

38

Principal
Amount		Value

Virginia: (continued)
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
$2,045,000	5.50%, 07/01/22 (c)	$2,215,185
3,000,000	6.00%, 07/01/22 (c)	3,426,540
2,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	2,850,017
		37,854,219
Washington: 1.2%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,045,580
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	979,840
500,000	5.75%, 12/01/25 (c)	497,980
500,000	6.00%, 12/01/25 (c)	495,940
250,000	6.25%, 12/01/25 (c)	245,005
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,020,031
300,000	Washington Health Care Facilities Authority (RB) 5.00%, 07/01/25 (c)	323,325
100,000	Washington Health Care Facilities Authority, Central Washington Health Services (RB) 7.00%, 07/01/19 (c)	121,017
3,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	3,167,100
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
1,100,000	5.25%, 01/01/17	1,106,930
5,800,000	5.63%, 01/01/17 (c)	5,453,682
2,850,000	5.63%, 01/01/17 (c)	2,858,464
		19,314,894
West Virginia: 0.7%
1,000,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	1,029,980
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d)	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,141,140
Principal
Amount		Value

West Virginia: (continued)
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
$2,000,000	6.50%, 10/01/18 (c)	$2,057,820
1,500,000	6.50%, 10/01/18 (c)	1,578,765
2,005,000	6.75%, 10/01/18 (c)	2,074,654
		12,047,359
Wisconsin: 0.9%
1,660,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	1,787,040
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	515,905
1,000,000	Public Finance Authority, Rose Villa Project, Series A (RB) 5.00%, 11/15/24	1,044,670
2,500,000	Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/25 (c)	2,577,250
2,730,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	2,829,863
1,750,000	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,791,545
1,000,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	1,040,700
450,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.25%, 08/15/16 (c)	460,796
2,500,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	3,102,625
		15,150,394
Total Municipal Bonds (Cost: $1,585,004,837)		1,609,931,312

See Notes to Financial Statements

39

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
of Shares		Value

MONEY MARKET FUND: 0.4% (Cost: $7,220,621)
7,220,621	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$7,220,621
Total Investments: 97.7% (Cost: $1,592,225,458)		1,617,151,933
Other assets less liabilities: 2.3%		37,860,684
NET ASSETS: 100.0%		$1,655,012,617

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	8.5%	$137,341,174
Health Care	28.2	455,980,585
Healthcare Facilities	0.0	86,822
Housing	0.2	3,271,742
Industrial Revenue	39.5	638,064,496
Leasing	1.5	24,868,498
Local	2.7	43,276,466
Power	1.7	28,055,815
Solid Waste/Resource Recovery	0.2	3,234,593
Special Tax	6.1	98,663,026
State	0.7	11,667,560
Transportation	8.0	128,469,688
Water & Sewer	2.3	36,950,847
Money Market Fund	0.4	7,220,621
	100.0%	$1,617,151,933

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$1,609,931,312	$—	$1,609,931,312
Money Market Fund	7,220,621	—	—	7,220,621
Total	$7,220,621	$1,609,931,312	$—	$1,617,151,933

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

40

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.6%
$100,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/22 (c)	$115,052
	Alabama Public School & College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	598,050
2,785,000	5.00%, 07/01/24 (c)	3,360,075
1,500,000	5.00%, 07/01/24 (c)	1,828,110
35,000	Birmingham Airport Authority (RB) (AGM) 5.25%, 07/01/20 (c)	39,223
95,000	Birmingham Water Works Board, Series A (RB) 5.00%, 01/01/21 (c)	108,950
50,000	City of Huntsville, Alabama, Series A (GO) 5.00%, 09/01/21 (c)	57,614
640,000	Shelby County Board of Education, Capital Outlay School Warrants (RB) 4.25%, 02/01/21 (c)	680,109
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,104,309
		7,891,492
Alaska: 0.0%
70,000	Alaska Housing Finance Corp., Series A (RB) 5.00%, 12/01/20 (c)	81,705
Arizona: 2.4%
2,240,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,402,803
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	356,512
	Arizona Department of Transportation State Highway Fund Revenue, Series A (RB)
1,000,000	4.00%, 07/01/22 (c)	1,071,150
1,275,000	5.00%, 07/01/22 (c)	1,494,950
310,000	5.25%, 07/01/21 (c)	368,203
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	231,351
1,310,000	5.00%, 07/01/22 (c)	1,434,712
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
680,000	5.00%, 07/01/21 (c)	808,228
1,200,000	5.00%, 07/01/21 (c)	1,423,428
2,000,000	5.00%, 07/01/22 (c)	2,386,000
85,000	5.00%, 07/01/22 (c)	103,362
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/22 (c)	72,853
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	557,003
1,290,000	5.00%, 01/01/18 (c)	1,396,425
Principal
Amount		Value

Arizona: (continued)
	City of Mesa, Arizona (RB)
$1,165,000	3.25%, 07/01/24 (c)	$1,168,460
740,000	3.25%, 07/01/24 (c)	747,792
625,000	4.00%, 07/01/24 (c)	697,562
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,368,612
950,000	5.00%, 07/01/21 (c)	1,124,619
1,820,000	5.00%, 07/01/24 (c)	2,214,904
100,000	5.00%, 07/01/24 (c)	118,072
	City of Phoenix, Arizona (GO)
260,000	4.00%, 07/01/22	297,492
1,500,000	4.00%, 07/01/24 (c)	1,711,770
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,148,643
5,000	Regional Transportation Authority of Pima County (RB) 5.00%, 06/01/21 (c)	5,822
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
300,000	5.00%, 12/01/21 (c)	360,747
1,000,000	5.00%, 12/01/21 (c)	1,199,270
660,000	5.00%, 12/01/21 (c)	794,495
2,365,000	5.00%, 12/01/21 (c)	2,794,153
275,000	5.00%, 06/01/22 (c)	320,246
		30,179,639
Arkansas: 0.7%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	886,817
220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	235,129
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,061,195
125,000	5.00%, 10/01/23	154,049
3,425,000	5.00%, 10/01/24 (c)	4,193,810
		8,531,000
California: 15.1%
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	30,202
1,880,000	5.25%, 12/01/23 (c)	2,294,296
50,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/22 (c)	60,281
2,270,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 5.00%, 04/01/23 (c)	2,676,784
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,401,681
105,000	California Health Facilities Financing Authority, Catholic Healthcare, Series A (RB) 5.25%, 03/01/21 (c)	123,488

See Notes to Financial Statements

41

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	$110,390
1,000,000	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB) 5.00%, 10/01/24 (c)	1,176,680
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	29,967
150,000	California Infrastructure and Economic Development Bank (RB) 5.00%, 02/01/23 (c)	171,701
	California State Department of Veterans Affairs, Series A (RB)
50,000	3.15%, 06/01/21 (c)	54,145
595,000	3.50%, 06/01/21 (c)	624,197
150,000	3.88%, 06/01/21 (c)	157,634
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	107,298
75,000	5.00%, 09/01/24 (c)	89,895
500,000	5.00%, 09/01/24 (c)	605,475
50,000	5.00%, 09/01/24 (c)	59,450
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	225,034
950,000	5.00%, 06/01/22 (c)	1,119,632
75,000	5.25%, 10/01/24 (c)	89,332
675,000	5.25%, 10/01/24 (c)	832,106
225,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB) 5.00%, 09/01/24 (c)	272,464
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,655,000	5.00%, 09/01/23 (c)	1,956,375
280,000	5.00%, 09/01/23	339,654
180,000	California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25	219,685
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,500,000	5.00%, 06/01/23 (c)	1,753,920
410,000	5.00%, 06/01/23 (c)	475,727
1,520,000	5.00%, 06/01/23 (c)	1,788,751
350,000	5.00%, 06/01/23 (c)	418,029
50,000	5.00%, 06/01/23 (c)	59,335
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	58,405
210,000	5.00%, 03/01/23	253,359
Principal
Amount		Value

California: (continued)
$350,000	5.00%, 03/01/23 (c)	$414,396
	California State Public Works Board, Judicial Council of California, Series B (RB)
1,000,000	5.00%, 10/01/24 (c)	1,190,600
950,000	5.00%, 10/01/24	1,158,088
	California State Public Works Board, Judicial Council of California, Series D (RB)
165,000	5.00%, 12/01/21 (c)	192,258
50,000	5.25%, 12/01/21 (c)	59,884
	California State Public Works Board, Regents of the University, Series G (RB)
50,000	5.00%, 12/01/21	60,675
505,000	5.00%, 12/01/21 (c)	612,812
1,370,000	5.00%, 12/01/21 (c)	1,662,481
	California State Public Works Board, Various Capital Projects, Series A (RB)
100,000	5.00%, 10/01/21 (c)	116,698
500,000	5.00%, 04/01/22 (c)	589,790
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,250,000	5.00%, 11/01/22 (c)	1,454,550
125,000	5.00%, 11/01/22 (c)	149,535
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	165,864
90,000	5.00%, 11/01/23 (c)	108,230
1,750,000	5.00%, 11/01/23	2,127,317
750,000	California State Trustees, University Systemwide Revenue, Series A (RB) 5.00%, 11/01/23 (c)	921,007
1,195,000	California State University, Systemwide, Series A (RB) 4.00%, 11/01/22 (c)	1,280,777
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	502,700
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	544,885
1,090,000	5.00%, 04/01/18 (c)	1,197,594
3,715,000	5.00%, 04/01/18 (c)	4,060,235
965,000	5.00%, 09/01/18 (c)	1,073,099
1,250,000	5.00%, 09/01/18 (c)	1,394,487
200,000	5.00%, 11/01/21	239,588
100,000	5.00%, 02/01/22 (c)	117,904
500,000	5.00%, 04/01/22 (c)	597,760
1,000,000	5.00%, 09/01/22 (c)	1,206,050
855,000	5.00%, 10/01/22	1,036,303
925,000	5.00%, 10/01/22	1,121,146
770,000	5.00%, 12/01/22	934,695
1,400,000	5.00%, 09/01/23 (c)	1,656,032
1,950,000	5.00%, 09/01/23 (c)	2,381,223
1,475,000	5.00%, 09/01/23	1,803,571
755,000	5.00%, 09/01/23 (c)	914,033
830,000	5.25%, 09/01/22	1,017,895

See Notes to Financial Statements

42

Principal
Amount		Value

California: (continued)
$500,000	California Statewide Communities Development Authority, Series B (RB) 5.00%, 07/01/24 (c)	$569,195
	Chabot-Las Positas Community College District (GO)
500,000	5.00%, 08/01/23 (c)	583,255
250,000	5.00%, 08/01/23 (c)	303,138
250,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	273,203
550,000	City and County of San Francisco, Series R1 (GO) 5.00%, 12/15/21 (c)	661,688
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	274,164
	City of Los Angeles Department of Water and Power, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,189,770
500,000	5.00%, 01/01/23 (c)	586,815
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	476,664
175,000	City of Los Angeles, California Department of Airports (RB) 5.00%, 05/15/22	210,672
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	720,330
1,250,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/21	1,508,625
1,525,000	City of San Francisco, Public Utilities Commission Water Revenue (RB) 5.50%, 11/01/20 (c)	1,817,312
500,000	City of Torrance, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	540,180
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	494,661
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	69,815
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	251,522
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
70,000	5.00%, 06/01/20 (c)	81,129
1,000,000	5.00%, 06/01/24 (c)	1,191,860
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
900,000	5.00%, 06/01/27	1,145,700
1,750,000	5.00%, 06/01/29	2,232,387
Principal
Amount		Value

California: (continued)
$675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	$670,032
	Golden State Tobacco Securitization Corp. (RB)
1,025,000	5.00%, 06/01/23 (c)	1,167,434
300,000	5.00%, 06/01/23 (c)	343,221
80,000	Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/22	95,042
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	59,327
535,000	5.00%, 08/01/23 (c)	654,722
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,085,170
2,100,000	5.00%, 08/01/24 (c)	2,475,564
1,500,000	5.00%, 08/01/24 (c)	1,778,535
1,555,000	5.00%, 08/01/24 (c)	1,892,575
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,371,851
600,000	Los Angeles Department of Water and Power, Series A (RB) 3.25%, 01/01/25 (c)	597,792
	Los Angeles Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	903,267
130,000	5.00%, 07/01/22	157,992
750,000	5.00%, 10/01/22	904,155
1,630,000	5.00%, 07/01/24	2,019,880
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	728,082
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,635,731
550,000	5.00%, 07/01/24 (c)	660,704
500,000	5.00%, 07/01/24 (c)	586,980
2,400,000	5.00%, 07/01/24 (c)	2,862,384
1,600,000	5.00%, 07/01/24 (c)	1,893,216
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	30,701
340,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 10/01/21 (c)	404,920
	Metropolitan Water District of Southern California, Series G (RB)
205,000	5.00%, 07/01/22 (c)	245,984
50,000	5.00%, 07/01/22 (c)	59,581
50,000	Modesto Irrigation District Electric System, Series A (RB) 5.00%, 07/01/21 (c)	58,629
300,000	Modesto Irrigation District Electric System, Series B (RB) 5.00%, 10/01/20 (c)	347,499

See Notes to Financial Statements

43

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	$2,029,600
500,000	Orange County Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	606,880
1,260,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/22	1,510,664
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	212,566
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
360,000	5.25%, 05/15/23 (c)	426,755
2,250,000	5.25%, 05/15/23 (c)	2,694,487
65,000	Regents of the University of California, Series AB (RB) 3.25%, 05/15/21 (c)	71,341
	Regents of the University of California, Series AF (RB)
455,000	5.00%, 05/15/23 (c)	548,926
425,000	5.00%, 05/15/23 (c)	497,836
1,205,000	5.00%, 05/15/23 (c)	1,432,444
2,775,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,378,118
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	765,460
	Regents of the University of California, Series AO (RB)
50,000	5.00%, 05/15/22	60,744
225,000	5.00%, 05/15/23	276,381
500,000	5.00%, 05/15/25 (c)	610,635
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,048,533
125,000	5.00%, 05/15/22 (c)	150,909
1,900,000	5.00%, 05/15/22 (c)	2,266,567
330,000	Regents of the University of California, Series I (RB) 5.00%, 05/15/25 (c)	393,403
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	589,955
190,000	5.25%, 06/01/23 (c)	231,412
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	52,749
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	630,581
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
20,000	5.00%, 12/01/21 (c)	23,781
1,650,000	5.00%, 12/01/21 (c)	1,971,403
100,000	5.00%, 06/01/24 (c)	121,249
Principal
Amount		Value

California: (continued)
$250,000	5.00%, 06/01/24 (c)	$293,748
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	914,812
500,000	San Bernardino Unified School District (GO) (AGM) 5.00%, 08/01/23 (c)	580,215
	San Diego Community College District (GO)
825,000	5.00%, 08/01/21 (c)	971,330
240,000	5.00%, 08/01/22 (c)	284,359
	San Diego County Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	554,535
450,000	4.50%, 05/01/21 (c)	504,004
500,000	5.00%, 05/01/21 (c)	584,730
1,405,000	5.00%, 11/01/22 (c)	1,712,526
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,285,410
310,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	365,744
430,000	San Dieguito Union High School District (GO) 4.00%, 08/01/23 (c)	458,883
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	531,959
710,000	San Francisco City and County International Airport, Second Series B (RB) 5.00%, 05/01/22 (c)	846,213
	San Francisco Community College District (GO)
750,000	5.00%, 06/15/24	924,540
50,000	5.00%, 06/15/25 (c)	61,101
	San Francisco Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,497,425
1,000,000	5.00%, 11/01/21 (c)	1,201,750
	San Francisco Unified School District, Proposition A (GO)
500,000	2.00%, 06/15/22	512,185
500,000	3.00%, 06/15/24 (c)	497,220
605,000	3.25%, 06/15/24 (c)	601,908
500,000	5.00%, 06/15/24 (c)	615,470
1,215,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,319,259
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	411,071
1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,151,890
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	702,018

See Notes to Financial Statements

44

Principal
Amount		Value

California: (continued)
$950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	$1,121,000
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	429,960
	State of California, Department of Water Resources, Series AS (RB)
2,320,000	5.00%, 12/01/24 (c)	2,788,269
50,000	5.00%, 12/01/24 (c)	62,017
75,000	State of California, Department of Water Resources, Series O (RB) 5.00%, 05/01/22	91,076
	State of California, Various Purpose (GO)
300,000	3.00%, 02/01/22 (c)	320,427
700,000	3.00%, 12/01/22	757,015
500,000	3.25%, 04/01/23 (c)	514,950
310,000	3.38%, 09/01/22 (c)	313,292
1,085,000	3.50%, 09/01/22 (c)	1,096,143
855,000	4.00%, 09/01/22 (c)	949,153
500,000	4.00%, 05/01/23	572,620
700,000	5.00%, 09/01/18 (c)	776,132
190,000	5.00%, 09/01/18 (c)	210,104
265,000	5.00%, 12/01/21	317,979
500,000	5.00%, 02/01/22	599,930
140,000	5.00%, 02/01/22 (c)	164,167
1,085,000	5.00%, 02/01/22 (c)	1,298,995
250,000	5.00%, 09/01/22 (c)	302,408
765,000	5.00%, 10/01/22	927,218
1,900,000	5.00%, 04/01/23 (c)	2,244,717
695,000	5.00%, 09/01/23 (c)	827,564
250,000	5.00%, 09/01/23 (c)	305,285
850,000	5.00%, 10/01/23	1,040,527
1,500,000	5.00%, 10/01/23	1,836,225
250,000	5.00%, 11/01/23 (c)	298,618
1,000,000	5.00%, 12/01/23 (c)	1,216,840
210,000	5.00%, 12/01/23 (c)	244,994
1,000,000	5.00%, 12/01/23 (c)	1,196,300
200,000	5.00%, 12/01/23 (c)	241,714
2,350,000	5.00%, 12/01/23 (c)	2,752,766
1,425,000	5.00%, 12/01/23 (c)	1,749,444
270,000	5.00%, 03/01/24	330,666
1,780,000	5.00%, 05/01/24	2,185,769
3,750,000	5.00%, 10/01/24 (c)	4,461,487
1,750,000	5.00%, 10/01/24 (c)	2,147,582
1,000,000	5.00%, 10/01/24 (c)	1,227,190
1,500,000	5.00%, 02/01/25 (c)	1,763,010
5,000,000	5.00%, 03/01/25	6,164,850
800,000	5.00%, 03/01/25 (c)	963,936
660,000	5.00%, 03/01/25 (c)	803,821
2,000,000	5.00%, 08/01/25 (c)	2,389,740
1,000,000	5.00%, 08/01/25 (c)	1,201,510
600,000	5.00%, 08/01/25	743,004
50,000	5.25%, 09/01/21 (c)	60,451
60,000	Ventura County Public Financing Authority, Series A (RB) 5.00%, 11/01/22 (c)	69,944
		188,641,082
Principal
Amount		Value

Colorado: 0.6%
	Adams 12 Five Star Schools (GO) (SAW)
$1,300,000	4.00%, 12/15/22 (c)	$1,485,484
25,000	4.00%, 12/15/22	28,946
375,000	Board of Governors of Colorado State University System, Series A (RB) 5.00%, 03/01/29	463,384
	Colorado Higher Education, Series A (CP)
1,500,000	5.00%, 11/01/23	1,825,890
25,000	5.00%, 11/01/24	30,728
40,000	5.00%, 11/01/26	49,602
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	564,774
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	27,116
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	47,676
165,000	Joint School District No. 28J in Adams and Arapahoe Counties (GO) 5.00%, 12/01/22 (c)	200,048
	Regional Transportation District, Fastracks Project, Series A (RB)
175,000	5.00%, 11/01/22 (c)	212,917
75,000	5.00%, 11/01/22 (c)	88,434
50,000	5.00%, 11/01/27	61,541
1,110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20 (c)	1,267,931
500,000	University of Colorado Enterprise System, Series A (RB) 4.00%, 06/01/22	571,585
		6,926,056
Connecticut: 3.2%
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,136,200
1,245,000	5.00%, 07/01/24 (c)	1,431,538
125,000	5.00%, 07/01/24 (c)	146,639
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	516,080
1,000,000	5.00%, 10/01/23 (c)	1,155,070
	State of Connecticut, Series A (GO)
2,355,000	5.00%, 10/15/23 (c)	2,771,364
1,650,000	5.00%, 10/15/23 (c)	1,953,451
55,000	5.00%, 10/15/23 (c)	65,553
125,000	5.00%, 03/01/24 (c)	143,193
2,500,000	5.00%, 03/01/24 (c)	2,954,675

See Notes to Financial Statements

45

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Connecticut: (continued)
	State of Connecticut, Series B (GO)
$5,000	5.00%, 05/15/21 (c)	$5,870
2,500,000	5.00%, 04/15/22 (c)	2,892,550
1,000,000	5.00%, 04/15/22 (c)	1,151,850
405,000	5.00%, 04/15/22 (c)	476,539
2,500,000	5.00%, 03/01/23 (c)	2,926,825
290,000	5.00%, 06/15/25 (c)	336,542
	State of Connecticut, Series C (GO)
1,215,000	5.00%, 07/15/23 (c)	1,432,035
1,360,000	5.00%, 12/15/23	1,637,046
1,000,000	5.00%, 06/15/25	1,212,450
	State of Connecticut, Series D (GO)
620,000	5.00%, 11/01/21 (c)	711,326
960,000	5.00%, 11/01/21 (c)	1,121,856
	State of Connecticut, Series E (GO)
500,000	4.00%, 09/01/24 (c)	545,795
1,000,000	5.00%, 09/15/22 (c)	1,181,640
2,500,000	5.00%, 08/15/23 (c)	2,986,150
225,000	5.00%, 08/15/23 (c)	267,341
2,020,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	2,393,660
	State of Connecticut, Series G (GO)
795,000	5.00%, 10/15/22 (c)	941,041
480,000	5.00%, 10/15/22 (c)	570,566
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	505,204
	University of Connecticut, Series A (RB)
65,000	5.00%, 02/15/21 (c)	73,678
500,000	5.00%, 02/15/23 (c)	590,740
1,000,000	5.00%, 08/15/23 (c)	1,173,420
2,000,000	5.00%, 02/15/25 (c)	2,357,320
		39,765,207
Delaware: 0.3%
	State of Delaware (GO)
325,000	5.00%, 07/01/20 (c)	378,378
100,000	5.00%, 03/01/22	121,244
500,000	State of Delaware, Series A (GO) 5.00%, 08/01/23 (c)	615,125
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	925,185
1,000,000	5.00%, 07/01/24 (c)	1,224,920
		3,264,852
District of Columbia: 0.5%
25,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	28,927
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
60,000	5.00%, 12/01/21	72,034
395,000	5.00%, 12/01/22 (c)	464,828
100,000	5.00%, 12/01/22 (c)	115,068
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,451,075
250,000	District of Columbia, Provident Group- Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	250,568
Principal
Amount		Value

District of Columbia: (continued)
	District of Columbia, Series A (GO)
$200,000	5.00%, 06/01/23	$243,546
1,000,000	5.00%, 06/01/23 (c)	1,185,940
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,168,440
1,000,000	5.00%, 10/01/25 (c)	1,198,760
50,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB) 5.00%, 10/01/22	60,494
90,000	Metropolitan Washington Airports Authority, Series A (RB) 5.00%, 10/01/20 (c)	103,837
		6,343,517
Florida: 4.0%
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	30,229
70,000	5.00%, 10/01/22 (c)	84,894
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	577,650
750,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/22 (c)	872,925
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax, Series A (RB) 5.00%, 10/01/25	1,449,385
	City of Jacksonville, Florida (RB)
120,000	5.00%, 10/01/22	142,948
390,000	5.00%, 10/01/22 (c)	457,170
50,000	5.00%, 10/01/22 (c)	58,997
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	581,255
1,225,000	5.00%, 10/01/22 (c)	1,403,115
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	293,580
100,000	5.00%, 10/01/22 (c)	118,274
1,795,000	5.00%, 10/01/22 (c)	2,130,629
	City of Jacksonville, Series A (RB)
700,000	5.00%, 10/01/22 (c)	823,004
495,000	5.00%, 10/01/22 (c)	585,808
350,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/22	420,178
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	889,882
2,420,000	5.25%, 05/01/24 (c)	2,895,627
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	390,558
50,000	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB) 5.00%, 09/01/22 (c)	56,524

See Notes to Financial Statements

46

Principal
Amount		Value

Florida: (continued)
$1,400,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	$1,429,778
	County of Miami-Dade, Florida Aviation Revenue (RB)
70,000	4.00%, 10/01/22 (c)	77,844
25,000	5.50%, 10/01/20 (c)	29,391
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	25,380
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	75,072
1,440,000	5.00%, 10/01/22	1,701,115
	County of Orange, Florida Sales Tax Revenue (RB)
155,000	5.00%, 01/01/22	185,786
50,000	5.00%, 01/01/22 (c)	57,803
250,000	5.00%, 01/01/24	305,560
500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	601,195
50,000	County of Palm Beach, Public Improvement (RB) 5.00%, 06/01/22 (c)	59,845
50,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/25	60,747
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.75%, 06/01/20 (c)	574,575
50,000	5.00%, 06/01/20 (c)	59,400
	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
650,000	3.00%, 06/01/24 (c)	663,825
480,000	5.00%, 06/01/20 (c)	563,299
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,234,584
35,000	3.00%, 06/01/22 (c)	34,357
610,000	3.00%, 06/01/24 (c)	598,794
1,000,000	4.00%, 06/01/21 (c)	1,078,670
570,000	4.00%, 06/01/22 (c)	619,014
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/21 (c)	596,205
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	881,542
	Florida State Board of Education, Public Education Capital Outlay, Series F (GO)
215,000	4.00%, 06/01/21 (c)	229,603
690,000	5.00%, 06/01/21 (c)	796,315
Principal
Amount		Value

Florida: (continued)
	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO)
$1,000,000	5.00%, 07/01/21 (c)	$1,190,970
1,300,000	5.00%, 07/01/21 (c)	1,551,368
	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO)
475,000	5.00%, 07/01/21 (c)	561,459
100,000	5.00%, 07/01/21 (c)	118,857
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	110,610
	JEA Water and Sewer System Revenue, Series A (RB)
250,000	5.00%, 04/01/21 (c)	291,750
65,000	5.00%, 10/01/22 (c)	78,407
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	365,705
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	328,110
240,000	4.00%, 08/01/22 (c)	259,106
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,365,000	5.00%, 10/01/21 (c)	1,607,929
700,000	5.00%, 10/01/21 (c)	826,301
	Miami-Dade County, Florida Subordinate Special Obligation, Series A (RB)
500,000	5.00%, 10/01/22 (c)	571,005
1,565,000	5.00%, 10/01/22 (c)	1,833,444
70,000	Miami-Dade County, Series A (RB) 5.00%, 10/01/22 (c)	82,743
30,000	Miami-Dade County, Water and Sewer System (RB) 5.00%, 10/01/24	36,816
200,000	Orange County Health Facilities Authority (RB) 5.13%, 10/01/19 (c)	224,986
	Orlando and Orange County Expressway Authority (RB) (AGM)
340,000	3.00%, 07/01/22 (c)	353,328
100,000	5.00%, 07/01/22	119,576
1,550,000	5.00%, 07/01/22 (c)	1,838,501
30,000	5.00%, 07/01/22 (c)	35,935
135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	159,832
	Orlando Utilities Commission, Series A (RB)
200,000	5.00%, 10/01/22	241,686
1,065,000	5.00%, 10/01/24	1,307,926
70,000	Orlando Utilities Commission, Series C (RB) 5.00%, 10/01/22	84,590

See Notes to Financial Statements

47

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
	Palm Beach County Solid Waste Authority (RB)
$50,000	5.00%, 10/01/21 (c)	$60,204
1,790,000	5.00%, 10/01/21 (c)	2,075,917
145,000	5.00%, 10/01/21 (c)	174,500
130,000	5.00%, 10/01/21 (c)	156,940
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	262,332
	School Board of Miami-Dade County, Series B (CP) (AGM)
545,000	5.00%, 05/01/25 (c)	639,367
65,000	5.63%, 05/01/21 (c)	76,383
265,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 11/01/24 (c)	303,799
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	512,440
85,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/21 (c)	101,079
800,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	888,464
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	29,823
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
2,000,000	4.00%, 07/01/22 (c)	2,123,560
1,020,000	5.00%, 07/01/22 (c)	1,168,747
50,000	Tohopekaliga Water Authority, Utility System, Series A (RB) 5.75%, 10/01/21 (c)	61,463
		49,618,289
Georgia: 1.6%
750,000	City of Atlanta, Public Improvement (GO) 4.50%, 12/01/24 (c)	866,490
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,772,010
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	266,371
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	313,162
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	599,585
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,184,480
Principal
Amount		Value

Georgia: (continued)
$1,495,000	5.00%, 01/01/23	$1,791,608
	State of Georgia, Series A (GO)
65,000	3.00%, 07/01/22 (c)	65,586
1,000,000	3.00%, 02/01/24 (c)	1,010,920
1,255,000	5.00%, 07/01/22 (c)	1,500,679
1,950,000	5.00%, 07/01/22 (c)	2,341,209
4,600,000	5.00%, 02/01/25	5,772,264
	State of Georgia, Series C (GO)
335,000	5.00%, 07/01/21 (c)	396,774
1,750,000	5.00%, 07/01/21 (c)	2,082,097
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	44,045
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	586,900
		20,594,180
Guam: 0.1%
1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	1,261,998
Hawaii: 2.3%
65,000	City & County of Honolulu, Hawaii (GO) 5.00%, 12/01/20 (c)	75,869
575,000	City & County of Honolulu, Hawaii, Series A (GO) 5.00%, 11/01/22 (c)	677,994
40,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 11/01/22 (c)	47,909
	City and County of Honolulu, Series B (GO)
650,000	5.00%, 12/01/20 (c)	762,846
500,000	5.00%, 12/01/20 (c)	587,075
50,000	State of Hawaii, Airports System Revenue, Series A (RB) 5.25%, 07/01/20 (c)	58,307
	State of Hawaii, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	952,776
2,260,000	5.00%, 12/01/21 (c)	2,657,308
500,000	5.00%, 12/01/21 (c)	590,730
1,425,000	5.00%, 12/01/21 (c)	1,671,055
800,000	5.00%, 12/01/21 (c)	955,832
800,000	5.00%, 12/01/21 (c)	958,904
2,685,000	5.00%, 12/01/21 (c)	3,167,145
2,800,000	5.00%, 12/01/21 (c)	3,313,380
	State of Hawaii, Series EA (GO)
330,000	5.00%, 12/01/21 (c)	396,822
350,000	5.00%, 12/01/21	419,972
600,000	5.00%, 12/01/21 (c)	719,178
100,000	State of Hawaii, Series EE (GO) 5.00%, 11/01/22 (c)	118,480
	State of Hawaii, Series EO (GO)
1,850,000	5.00%, 08/01/24 (c)	2,249,988
3,345,000	5.00%, 08/01/24 (c)	4,103,914
3,295,000	5.00%, 08/01/24 (c)	3,915,350
		28,400,834
Illinois: 4.0%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,193,138

See Notes to Financial Statements

48

Principal
Amount		Value

Illinois: (continued)
$1,500,000	5.00%, 04/01/23 (c)	$1,711,830
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	80,758
200,000	5.00%, 01/01/23	233,722
1,000,000	5.00%, 01/01/24 (c)	1,140,640
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	577,905
500,000	5.00%, 01/01/25 (c)	566,690
3,000,000	5.25%, 01/01/23 (c)	3,406,980
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	693,486
500,000	Chicago O’Hare International Airport, Third Lien, Series C (RB) 5.25%, 01/01/20 (c)	571,390
	Chicago Transit Authority, Sales Tax (RB)
790,000	5.25%, 12/01/21 (c)	865,500
300,000	5.25%, 12/01/21 (c)	325,932
180,000	5.25%, 12/01/21 (c)	199,802
765,000	5.25%, 12/01/21 (c)	857,664
200,000	5.25%, 12/01/21 (c)	223,404
1,435,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,584,412
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	240,161
70,000	5.00%, 11/01/22 (c)	76,826
535,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	538,884
150,000	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM) 5.00%, 01/01/24 (c)	158,952
	City of Chicago, Series A (GO)
1,000,000	5.25%, 01/01/24 (c)	1,019,870
1,160,000	5.25%, 01/01/24 (c)	1,182,260
925,000	City of Chicago, Series C (GO) 5.00%, 01/01/22 (c)	932,252
	City of Chicago, Waterworks Revenue, Second Lien (RB)
135,000	5.00%, 11/01/22 (c)	146,591
30,000	5.00%, 11/01/22 (c)	33,399
40,000	5.00%, 11/01/24 (c)	44,269
610,000	5.00%, 11/01/24 (c)	672,641
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	569,370
	County of Cook, Illinois, Series A (GO)
750,000	5.00%, 11/15/21	825,225
1,310,000	5.25%, 11/15/21 (c)	1,398,399
595,000	5.25%, 11/15/21 (c)	650,145
465,000	County of Cook, Illinois, Series G (GO) 5.00%, 11/15/20 (c)	496,029
	County of Cook, Series C (GO)
370,000	5.00%, 11/15/22 (c)	401,202
200,000	5.00%, 11/15/22 (c)	219,598
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB)
Principal
Amount		Value

Illinois: (continued)
	5.00%, 06/01/23 (c)	$89,232
$30,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	35,187
	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
45,000	4.50%, 05/15/22 (c)	50,248
75,000	5.00%, 05/15/22	86,918
75,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	85,418
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,195,114
1,105,000	5.00%, 12/01/21 (c)	1,284,806
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	159,789
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	194,817
450,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	526,216
400,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/23 (c)	457,544
130,000	Illinois State Toll Highway Authority, Series A-1 (RB) 5.25%, 01/01/20 (c)	147,664
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	565,845
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,015,800
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,269,216
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	12,042
50,000	Metropolitan Pier and Exposition Authority, Series B-1 (RB) (AGM) 3.76%, 06/15/26 ^	33,636
200,000	Metropolitan Water Reclamation District of Greater Chicago, Series C (GO) 5.00%, 12/01/21 (c)	222,764
	State of Illinois (RB)
1,695,000	4.00%, 06/15/21 (c)	1,796,327
500,000	4.00%, 08/01/22 (c)	494,410
1,025,000	4.25%, 06/15/21 (c)	1,067,025
500,000	4.50%, 02/01/24 (c)	497,995
2,000,000	5.00%, 01/01/22 (c)	2,094,760
25,000	5.00%, 03/01/22 (c)	26,875
1,750,000	5.00%, 05/01/22	1,917,212
985,000	5.00%, 08/01/23	1,078,092

See Notes to Financial Statements

49

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
$2,000,000	5.00%, 02/01/24 (c)	$2,171,300
960,000	5.00%, 04/01/24 (c)	1,005,581
500,000	5.00%, 04/01/24 (c)	535,020
250,000	5.00%, 05/01/24 (c)	271,978
690,000	5.25%, 07/01/23 (c)	734,664
700,000	5.25%, 07/01/23 (c)	742,959
1,540,000	5.50%, 07/01/23 (c)	1,689,934
370,000	5.50%, 07/01/23 (c)	408,591
75,000	State of Illinois, Series A (GO) 5.00%, 04/01/22	82,172
2,000,000	Will and Cook County Community High School District No. 210, Series A (GO) 5.00%, 01/01/23 (c)	2,246,280
		50,132,757
Indiana: 0.3%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	497,435
870,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	1,020,058
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,440,624
100,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/21 (c)	116,534
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	576,470
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	140,316
		3,791,437
Kansas: 0.6%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	542,176
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB) 5.00%, 03/01/20 (c)	300,802
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	28,760
2,035,000	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	2,344,585
700,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/24 (c)	852,026
2,500,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	2,842,775
		6,911,124
Principal
Amount		Value

Kentucky: 2.0%
	Commonwealth of Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
$475,000	5.00%, 08/01/21 (c)	$556,985
2,005,000	5.00%, 08/01/21 (c)	2,320,246
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	522,900
540,000	5.00%, 10/01/23 (c)	636,314
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	145,978
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,189,660
500,000	5.00%, 08/01/25	604,100
835,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	967,640
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	296,700
3,250,000	5.00%, 09/01/24 (c)	3,802,760
350,000	5.00%, 09/01/24 (c)	414,939
615,000	5.25%, 09/01/22	734,544
1,000,000	5.25%, 09/01/23 (c)	1,201,400
780,000	5.25%, 09/01/23	939,557
1,000,000	5.25%, 09/01/23 (c)	1,210,120
750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	880,762
300,000	Lexington Fayette Urban County Government Public Facilities Corp. Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	341,340
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	251,145
	Louisville and Jefferson County, Metropolitan Sewer and Drainage System, Series A (RB)
500,000	5.00%, 11/15/21 (c)	587,920
780,000	5.00%, 11/15/21 (c)	923,988
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
65,000	5.00%, 07/01/22 (c)	76,655
600,000	5.00%, 07/01/22 (c)	713,322
50,000	5.00%, 07/01/22 (c)	59,616
500,000	5.00%, 07/01/23 (c)	581,320
470,000	5.00%, 07/01/23 (c)	553,209
450,000	5.00%, 07/01/23 (c)	526,585

See Notes to Financial Statements

50

Principal
Amount		Value

Kentucky: (continued)
$1,015,000	5.00%, 07/01/23 (c)	$1,222,202
125,000	5.00%, 07/01/23 (c)	148,281
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	61,368
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,400,120
		24,871,676
Louisiana: 2.6%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	301,243
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	289,648
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,950,000	5.00%, 06/01/22	2,303,437
985,000	5.00%, 06/01/24 (c)	1,136,976
3,150,000	5.00%, 06/01/24 (c)	3,651,543
1,850,000	5.00%, 06/01/24 (c)	2,181,483
1,515,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,739,871
	Louisiana State, Series A (GO)
3,200,000	4.00%, 02/01/24 (c)	3,434,432
250,000	5.00%, 05/15/20 (c)	289,255
250,000	5.00%, 02/01/24 (c)	302,493
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	577,150
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,190,990
50,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB) 5.00%, 05/01/22 (c)	58,790
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,366,980
	State of Louisiana, Series A (GO)
60,000	5.00%, 05/15/20 (c)	69,564
5,280,000	5.00%, 08/01/22 (c)	6,259,598
2,100,000	5.00%, 08/01/22 (c)	2,482,347
750,000	5.00%, 02/01/24 (c)	893,152
	State of Louisiana, Series C (GO)
1,380,000	5.00%, 07/15/22 (c)	1,634,458
75,000	5.00%, 07/15/22 (c)	89,867
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	609,080
		31,862,357
Maine: 0.0%
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	78,803
Maryland: 2.3%
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	77,441
Principal
Amount		Value

Maryland: (continued)
$600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	$751,908
	County of Baltimore, Maryland (GO)
2,050,000	3.00%, 08/01/22 (c)	2,072,447
75,000	3.00%, 02/01/24 (c)	77,493
500,000	5.00%, 08/01/22	608,935
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	553,691
1,650,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,660,708
	County of Montgomery, Maryland (GO)
3,000,000	5.00%, 11/01/24 (c)	3,726,120
2,000,000	5.00%, 11/01/24 (c)	2,414,720
1,000,000	Howard County, Maryland, Consolidated Public Improvement, Series B (GO) 5.00%, 08/15/21 (c)	1,191,860
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,709,937
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,281,200
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	338,019
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,752,120
1,000,000	Montgomery and Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,074,930
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	156,769
445,000	4.00%, 09/01/24 (c)	503,958
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	261,888
1,300,000	State of Maryland (GO) 4.00%, 08/01/23 (c)	1,432,587
50,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/15/21 (c)	57,697
1,645,000	State of Maryland, First Series B (GO) 3.00%, 03/15/20 (c)	1,697,360
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,388,319

See Notes to Financial Statements

51

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Maryland: (continued)
$850,000	State of Maryland, Second Series C (GO) 5.00%, 08/01/22	$1,033,370
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	902,295
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	47,723
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,670,301
		28,443,796
Massachusetts: 2.7%
280,000	City of Boston, Massachusetts, Series A (GO) 5.00%, 04/01/22	339,469
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	328,896
100,000	Commonwealth of Massachusetts Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	120,768
500,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/15/24 (c)	612,820
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	856,522
515,000	4.00%, 07/01/22 (c)	556,844
3,200,000	5.00%, 07/01/22 (c)	3,810,976
685,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 04/01/21 (c)	814,581
1,000,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 04/01/21 (c)	1,161,950
	Commonwealth of Massachusetts, Series B (GO)
1,920,000	5.00%, 06/01/20 (c)	2,225,261
70,000	5.00%, 06/01/20 (c)	81,298
	Commonwealth of Massachusetts, Series C (GO)
2,270,000	4.00%, 07/01/22 (c)	2,425,813
2,325,000	5.00%, 08/01/25	2,899,879
	Commonwealth of Massachusetts, Series D (GO)
425,000	5.00%, 10/01/21 (c)	508,797
60,000	5.00%, 10/01/21 (c)	71,905
1,300,000	Commonwealth of Massachusetts, Series D (GO) 4.25%, 10/01/21 (c)	1,435,499
1,150,000	Commonwealth of Massachusetts, Series E (GO) 4.00%, 12/01/19 (c)	1,280,099
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	500,940
Principal
Amount		Value

Massachusetts: (continued)
$1,350,000	5.00%, 11/01/22 (c)	$1,641,519
1,775,000	5.00%, 11/01/22 (c)	2,137,526
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	169,922
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
260,000	5.15%, 01/01/20 (c)	279,219
75,000	5.20%, 01/01/20 (c)	80,486
130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	124,478
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	596,405
1,000,000	5.00%, 08/15/22 (c)	1,196,320
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
40,000	5.00%, 08/15/22 (c)	47,046
750,000	5.00%, 08/15/22 (c)	887,287
1,000,000	5.00%, 01/15/25 (c)	1,205,150
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	643,644
575,000	5.00%, 06/01/23	702,012
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	454,710
450,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24	559,804
10,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/21 (c)	11,906
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,861,935
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	100,084
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	902,112
		33,633,882
Michigan: 0.8%
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	470,614
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	78,480
210,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	232,111

See Notes to Financial Statements

52

Principal Amount		Value

Michigan: (continued)
$1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) 5.00%, 05/01/22 (c)	$1,108,470
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
50,000	5.00%, 08/01/24 (c)	56,936
2,500,000	5.00%, 08/01/24 (c)	2,911,100
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	911,212
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
185,000	5.00%, 07/01/24 (c)	207,622
20,000	5.00%, 07/01/24	23,362
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	286,240
775,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	936,130
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	118,053
260,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 07/01/16 (c)	268,172
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	832,192
405,000	5.00%, 07/01/24 (c)	453,231
50,000	Michigan Finance Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/22 (c)	56,531
80,000	Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/20 (c)	91,236
	Michigan State Building Authority, Series 1-A (RB)
25,000	5.00%, 10/15/23 (c)	29,737
50,000	5.00%, 10/15/23	60,237
425,000	5.13%, 10/15/21 (c)	490,097
		9,621,763
Minnesota: 1.2%
1,000,000	City of Rochester, Minnesota (RB) 4.50%, 11/15/21 (p)	1,158,600
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,265,864
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,335,340
1,400,000	5.00%, 03/01/22 (c)	1,677,774
Principal Amount		Value

Minnesota: (continued)
	Minnesota State, State Trunk Highway, Series B (GO)
$480,000	5.00%, 10/01/21 (c)	$568,973
1,000,000	5.00%, 08/01/23 (c)	1,213,340
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	568,994
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
385,000	3.00%, 08/01/24 (c)	391,822
225,000	4.00%, 08/01/24 (c)	258,586
1,000,000	4.00%, 08/01/24 (c)	1,137,290
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
1,050,000	3.00%, 08/01/24 (c)	1,096,011
570,000	3.00%, 08/01/24	609,820
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,450,739
	State of Minnesota, Various Purpose, Series D (GO)
25,000	3.50%, 10/01/23 (c)	26,544
500,000	5.00%, 10/01/23	616,195
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,126,870
		15,502,762
Mississippi: 0.6%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,128,630
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	545,742
1,760,000	Mississippi Development Bank, Magnolia Regional Health Center Project, Series A (RB) 6.25%, 10/01/21 (c)	2,041,706
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
75,000	5.00%, 01/01/22 (c)	85,317
50,000	5.00%, 01/01/22 (c)	57,246
100,000	5.00%, 01/01/22 (c)	116,104
	State of Mississippi, Series C (GO)
1,635,000	5.00%, 10/01/24	2,010,919
835,000	5.00%, 10/01/25	1,032,887
		7,018,551
Missouri: 1.2%
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,576,816
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	208,327
300,000	5.00%, 11/01/24 (c)	370,395

See Notes to Financial Statements

53

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Missouri: (continued)
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
$960,000	5.00%, 06/01/24 (c)	$1,103,414
500,000	5.00%, 06/01/24 (c)	595,505
1,000,000	5.00%, 06/01/24 (c)	1,142,080
505,000	Kansas City Industrial Development Authority, Series A (RB) 5.50%, 09/01/21 (c)	595,930
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
1,000,000	5.00%, 05/01/22	1,210,910
1,000,000	5.00%, 05/01/24	1,240,270
500,000	5.00%, 05/01/24 (c)	611,800
500,000	5.00%, 05/01/26	631,060
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	328,544
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	766,746
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	807,150
1,200,000	2.50%, 10/01/20 (c)	1,203,852
10,000	3.00%, 10/01/20 (c)	10,220
2,155,000	4.00%, 10/01/20 (c)	2,386,361
250,000	Missouri State Environmental Improvement and Energy Resources Authority, Series A (RB) 5.00%, 07/01/23	306,988
		15,096,368
Nebraska: 0.8%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	27,982
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	245,133
150,000	5.00%, 09/01/22	181,551
1,000,000	Douglas County School District 0001 (GO) 5.00%, 06/15/24	1,234,500
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	268,763
250,000	5.00%, 01/01/22 (c)	292,143
350,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	379,971
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	130,930
1,080,000	5.00%, 02/01/24 (c)	1,280,815
Principal Amount		Value

Nebraska: (continued)
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
$2,750,000	5.00%, 01/01/23	$3,209,745
505,000	5.00%, 01/01/24	591,941
1,400,000	5.00%, 01/01/25 (c)	1,580,824
		9,424,298
Nevada: 0.3%
	County of Clark, Flood Control (GO)
1,090,000	5.00%, 05/01/25 (c)	1,274,799
420,000	5.00%, 05/01/25 (c)	501,572
	Las Vegas Valley Water District, Series B (GO)
50,000	5.00%, 06/01/21 (c)	57,875
200,000	5.00%, 06/01/22 (c)	237,198
50,000	Las Vegas Valley Water District, Series C (GO) 5.00%, 06/01/21 (c)	57,733
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	939,033
175,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	215,138
		3,283,348
New Hampshire: 0.4%
3,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	3,695,721
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,249,210
		4,944,931
New Jersey: 5.1%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	884,968
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	278,369
10,000	3.00%, 03/01/21	10,818
635,000	3.00%, 03/01/22 (c)	672,929
20,000	3.00%, 03/01/22	21,615
15,000	3.00%, 03/01/22 (c)	16,211
	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB)
560,000	4.00%, 11/01/21	619,942
1,000,000	4.00%, 11/01/22 (c)	1,090,980
125,000	New Jersey Building Authority, Series A (RB) 5.00%, 06/15/22	135,060
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,201,720

See Notes to Financial Statements

54

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB)
$325,000	5.25%, 03/01/21 (c)	$348,316
175,000	5.25%, 03/01/21 (c)	208,957
770,000	5.25%, 03/01/21 (c)	823,707
405,000	5.50%, 03/01/21 (c)	488,754
150,000	5.50%, 03/01/21 (c)	164,910
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB)
2,000,000	5.00%, 03/01/21 (c)	2,157,600
1,000,000	5.25%, 03/01/21 (c)	1,054,450
500,000	5.25%, 03/01/21 (c)	530,175
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,082,350
500,000	5.00%, 03/01/22 (c)	528,815
980,000	5.00%, 03/01/22 (c)	1,027,530
1,000,000	5.00%, 03/01/22	1,082,630
735,000	5.00%, 03/01/22 (c)	781,584
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
1,450,000	5.00%, 03/01/22	1,569,813
2,120,000	5.00%, 03/01/23 (c)	2,198,779
2,325,000	5.00%, 03/01/23 (c)	2,447,086
1,060,000	5.00%, 03/01/23 (c)	1,135,705
1,940,000	5.00%, 03/01/23 (c)	2,063,287
1,905,000	5.00%, 03/01/23 (c)	2,009,965
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
1,000,000	5.00%, 06/15/24 (c)	1,044,040
1,350,000	5.00%, 06/15/24 (c)	1,417,365
1,115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB) 5.00%, 06/15/24 (c)	1,158,429
	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB)
360,000	5.00%, 09/01/21	386,842
1,000,000	5.00%, 09/01/24 (c)	1,047,900
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	237,795
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	577,575
Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
$1,190,000	4.00%, 07/01/22 (c)	$1,269,444
75,000	4.63%, 07/01/21 (c)	83,820
250,000	5.00%, 07/01/22 (c)	285,473
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	216,314
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
750,000	5.00%, 07/01/22 (c)	847,620
500,000	5.00%, 07/01/22 (c)	582,885
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 3.59%, 12/15/30 ^	73,854
3,150,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	3,409,402
	New Jersey State Turnpike Authority, Series A (RB)
125,000	5.00%, 07/01/22 (c)	147,158
900,000	5.00%, 07/01/22 (c)	1,015,398
400,000	5.00%, 07/01/22 (c)	455,708
500,000	5.00%, 01/01/23	596,625
750,000	5.00%, 07/01/24 (c)	877,942
640,000	5.00%, 07/01/24 (c)	754,573
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	379,100
1,000,000	5.00%, 01/01/23 (c)	1,176,510
500,000	5.00%, 01/01/23	596,625
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,100,000	5.00%, 06/15/24	1,182,764
50,000	5.25%, 06/15/21 (c)	53,580
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,400,000	5.00%, 06/15/22 (c)	1,461,572
1,950,000	5.00%, 06/15/22 (c)	2,101,008
750,000	5.00%, 06/15/23 (c)	772,447
2,050,000	5.00%, 06/15/23 (c)	2,169,535
3,400,000	5.25%, 06/15/23 (c)	3,594,106
	New Jersey Transportation Trust Fund Authority, Series D (RB)
925,000	5.00%, 12/15/24	994,292
3,000,000	5.25%, 12/15/23	3,298,950
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	22,513
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) 4.00%, 10/01/20 (c)	914,971
500,000	State of New Jersey, Various Purpose (GO) 4.00%, 06/01/19 (c)	537,555
		63,378,715

See Notes to Financial Statements

55

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Mexico: 0.6%
$2,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	$2,613,112
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	662,413
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	78,627
100,000	Albuquerque Municipal School District No. 12, Series B (GO) (SAW) 5.00%, 08/01/22	120,439
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
425,000	4.00%, 06/15/22 (c)	472,392
340,000	5.00%, 06/15/22	412,032
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,776,640
		8,135,655
New York: 15.2%
270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	335,178
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,932
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	295,243
610,000	5.25%, 08/01/23 (c)	747,592
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	55,476
250,000	5.00%, 08/01/22 (c)	295,518
1,000,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	1,162,470
	City of New York, New York, Series D-1 (GO)
1,100,000	5.00%, 10/01/21 (c)	1,287,022
3,455,000	5.00%, 08/01/23 (c)	4,159,129
925,000	City of New York, New York, Series E (GO) 5.25%, 08/01/22	1,122,145
1,295,000	City of New York, New York, Series F (GO) 5.00%, 02/01/22 (c)	1,485,818
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	58,136
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,551,641
995,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,203,313
Principal Amount		Value

New York: (continued)
$120,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	$144,172
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	480,168
1,225,000	5.00%, 03/01/24 (c)	1,413,025
	City of New York, New York, Series J (GO)
960,000	5.00%, 08/01/23 (c)	1,145,069
645,000	5.00%, 08/01/23	777,986
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,692,164
1,000,000	5.00%, 08/01/22 (c)	1,189,690
450,000	City of New York, Series E (GO) 5.00%, 02/01/23 (c)	538,231
	City of New York, Series F (GO)
500,000	5.00%, 02/01/22 (c)	584,395
55,000	5.00%, 02/01/22 (c)	65,310
	City of New York, Series I (GO)
1,000,000	5.00%, 08/01/22	1,197,360
1,000,000	5.00%, 08/01/22 (c)	1,175,200
1,300,000	City of New York, Subseries F-1 (GO) 5.00%, 03/01/23 (c)	1,555,658
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB)
500,000	5.00%, 05/01/21 (c)	587,595
250,000	5.00%, 05/01/22 (c)	298,468
725,000	5.00%, 11/01/25 (c)	874,408
	Long Island Power Authority Electric System, Series B (RB)
1,960,000	5.00%, 09/01/22 (c)	2,244,455
400,000	5.00%, 09/01/22	469,500
	Metropolitan Transportation Authority Series A (RB)
500,000	3.00%, 11/15/22 (c)	500,940
2,565,000	4.69%, 11/15/30 ^	1,520,378
2,050,000	5.00%, 11/15/22 (c)	2,401,595
50,000	Metropolitan Transportation Authority Series A-1 (RB) 5.00%, 11/15/23	60,254
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	612,228
500,000	5.00%, 11/15/22	600,825
	Metropolitan Transportation Authority, Series C (RB)
50,000	5.00%, 11/15/21	59,451
250,000	5.00%, 11/15/21 (c)	290,403
	Metropolitan Transportation Authority, Series D (RB)
650,000	5.00%, 11/15/17 (c)	705,841
205,000	5.00%, 11/15/19 (c)	233,823
100,000	5.00%, 11/15/21 (c)	117,834
285,000	5.00%, 11/15/21	338,868
750,000	5.00%, 11/15/22 (c)	875,460
125,000	5.00%, 11/15/22 (c)	148,219
750,000	5.00%, 11/15/22 (c)	871,245

See Notes to Financial Statements

56

Principal Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series E (RB)
$500,000	5.00%, 11/15/22 (c)	$583,640
300,000	5.00%, 11/15/22 (c)	355,725
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	876,088
2,155,000	5.00%, 11/15/22 (c)	2,539,905
1,000,000	5.00%, 11/15/22 (c)	1,154,680
1,200,000	5.00%, 11/15/22	1,441,980
1,550,000	5.00%, 11/15/22 (c)	1,837,912
	Metropolitan Transportation Authority, Series H (RB)
100,000	4.00%, 11/15/21	113,130
350,000	5.00%, 11/15/22 (c)	415,012
1,300,000	5.00%, 11/15/22 (c)	1,553,656
	Nassau County, Series A (GO)
1,230,000	3.00%, 04/01/21 (c)	1,271,635
500,000	4.00%, 04/01/21 (c)	522,745
850,000	Nassau County, Series C (GO) 4.00%, 10/01/20 (c)	924,936
400,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	461,792
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,745,000	5.00%, 12/15/19 (c)	1,996,001
510,000	5.00%, 06/15/25 (c)	615,927
110,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series GG (RB) 5.00%, 06/15/21 (c)	129,743
190,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series HH (RB) 5.00%, 06/15/21 (c)	222,102
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB)
1,000,000	5.00%, 07/15/22	1,198,230
800,000	5.00%, 07/15/22 (c)	925,808
2,700,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	3,131,973
500,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries S-2A (RB) 4.00%, 07/15/21 (c)	540,960
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB)
700,000	5.00%, 11/01/21	837,228
515,000	5.00%, 11/01/21	615,961
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Subseries D-1 (RB) 5.25%, 02/01/21 (c)	537,255
Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
$615,000	5.00%, 11/01/21 (c)	$732,078
1,500,000	5.00%, 11/01/21 (c)	1,770,540
1,045,000	5.00%, 11/01/21 (c)	1,246,570
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
1,000,000	5.00%, 02/01/21 (c)	1,171,920
1,000,000	5.00%, 11/01/21	1,196,040
600,000	5.00%, 11/01/21 (c)	702,642
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,409,940
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB) 5.00%, 02/01/22	507,990
545,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/21 (c)	645,334
575,000	New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/22	694,531
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	578,995
290,000	5.00%, 05/01/23 (c)	340,332
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	262,948
575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	687,861
	New York City Transitional Finance Authority, Subseries D-1 (RB)
1,660,000	5.00%, 02/01/24 (c)	1,924,405
400,000	5.25%, 02/01/21 (c)	468,720
400,000	New York City Transitional Finance Authority, Subseries E-1 (RB) 5.00%, 02/01/18 (c)	436,120
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	842,471
	New York City, Series A (GO)
1,000,000	5.00%, 08/01/24	1,216,210
70,000	5.00%, 08/01/25	85,792
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	649,863
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	754,671
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	580,045
	New York City, Series I (GO)
1,350,000	5.00%, 08/01/22	1,616,436
1,500,000	5.00%, 08/01/22 (c)	1,784,535
820,000	5.00%, 08/01/23 (c)	978,080

See Notes to Financial Statements

57

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
$360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	$432,515
	New York City, Subseries D-1 (GO)
2,000,000	5.00%, 10/01/21 (c)	2,326,700
2,500,000	5.00%, 10/01/21 (c)	2,946,450
100,000	New York City, Subseries G-1 (GO) 5.00%, 04/01/22	119,218
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	295,093
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	879,525
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	115,575
145,000	New York State Dormitory Authority, State Personal Income Tax (RB) 5.00%, 12/15/21	173,790
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	4.00%, 12/15/22	571,340
2,775,000	5.00%, 12/15/22 (c)	3,288,042
2,000,000	5.00%, 12/15/22 (c)	2,418,080
1,000,000	5.00%, 12/15/22 (c)	1,200,920
825,000	5.00%, 12/15/22	999,298
570,000	5.00%, 12/15/22 (c)	673,318
1,000,000	5.00%, 12/15/22 (c)	1,179,820
170,000	5.00%, 12/15/22 (c)	198,744
1,500,000	5.00%, 02/15/24 (c)	1,744,740
800,000	5.00%, 02/15/24	972,752
250,000	5.00%, 02/15/24 (c)	302,718
295,000	5.00%, 02/15/24 (c)	353,994
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	590,140
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
500,000	5.00%, 03/15/22 (c)	590,185
665,000	5.00%, 03/15/22 (c)	778,010
1,300,000	5.00%, 03/15/22 (c)	1,555,099
1,000,000	5.00%, 02/15/25 (c)	1,169,750
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
300,000	5.00%, 02/15/20 (c)	342,966
1,625,000	5.00%, 08/15/21 (c)	1,930,825
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
900,000	5.00%, 03/15/23	1,097,082
625,000	5.00%, 03/15/23 (c)	731,769
1,415,000	5.00%, 03/15/24 (c)	1,649,098
	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
1,050,000	5.00%, 05/15/22 (c)	1,243,347
Principal Amount		Value

New York: (continued)
$645,000	5.00%, 05/15/22 (c)	$760,313
250,000	5.00%, 05/15/22 (c)	298,740
250,000	5.00%, 05/15/22 (c)	298,233
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	492,809
1,000,000	5.00%, 06/15/22 (c)	1,211,160
750,000	5.00%, 06/15/22 (c)	909,420
3,600,000	5.00%, 06/15/23 (c)	4,345,056
1,250,000	5.00%, 06/15/24 (c)	1,534,250
1,585,000	5.00%, 06/15/24 (c)	1,878,177
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB)
600,000	5.00%, 06/15/22	727,956
1,200,000	5.00%, 06/15/22 (c)	1,433,448
765,000	New York State Thruway Authority, Highway and Bridge Trust Fund (RB) 5.00%, 04/01/21 (c)	885,051
1,000,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,169,250
1,285,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund, Series A-1 (RB) 5.00%, 04/01/21 (c)	1,475,257
800,000	New York State Thruway Authority, Series A (RB) 5.00%, 03/15/23 (c)	919,224
	New York State Thruway Authority, Series I (RB)
2,910,000	5.00%, 01/01/22 (c)	3,384,068
1,000,000	5.00%, 01/01/22 (c)	1,169,200
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,479,891
1,000,000	5.00%, 01/01/24 (c)	1,178,590
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/21 (c)	293,943
60,000	5.00%, 09/15/21 (c)	71,042
250,000	New York State Urban Development Corp., Series D (RB) 5.00%, 03/15/23	301,683
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	712,878
1,000,000	4.00%, 03/15/21 (c)	1,107,130
700,000	4.00%, 03/15/21 (c)	768,985
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,338,720

See Notes to Financial Statements

58

Principal Amount		Value

New York: (continued)
	New York State Urban Development Corp., State Personal Income, Series C (RB)
$1,250,000	5.00%, 03/15/22	$1,492,787
1,000,000	5.00%, 03/15/23 (c)	1,158,420
1,550,000	5.00%, 03/15/23 (c)	1,806,835
690,000	5.00%, 03/15/23 (c)	816,546
115,000	New York State Urban Development Corp., State Personal Income, Series D (RB) 5.00%, 03/15/22	137,336
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	544,995
1,050,000	4.00%, 02/15/21 (c)	1,146,999
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,096,420
800,000	4.00%, 12/15/21 (c)	882,424
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	301,320
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	574,017
750,000	3.25%, 06/15/24 (c)	757,867
1,200,000	Port Authority of New York and New Jersey, Series 190 (RB) 5.00%, 05/01/20 (c)	1,371,672
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	304,716
1,000,000	5.00%, 10/15/24 (c)	1,199,310
1,010,000	5.00%, 10/15/24 (c)	1,236,694
65,000	State of New York, Series E (GO) 5.00%, 12/15/21 (c)	77,990
1,025,000	Suffolk County, New York Economic Development Corp. (RB) 5.00%, 07/01/21 (c)	1,124,763
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	1,044,860
50,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	53,411
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	67,665
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	686,957
250,000	4.00%, 02/01/23 (c)	273,478
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	274,108
485,000	4.00%, 08/01/22 (c)	514,997
875,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20 (c)	957,740
	Triborough Bridge and Tunnel Authority, Series A (RB)
1,000,000	5.00%, 01/01/22 (c)	1,185,080
455,000	5.00%, 01/01/22 (c)	536,308
Principal Amount		Value

New York: (continued)
$1,370,000	5.00%, 05/15/23 (c)	$1,651,740
1,000,000	5.00%, 05/15/23 (c)	1,184,950
900,000	5.00%, 05/15/23 (c)	1,051,551
	Triborough Bridge and Tunnel Authority, Series B (RB)
500,000	5.00%, 11/15/22 (c)	596,475
1,980,000	5.00%, 11/15/22	2,399,562
1,000,000	5.00%, 11/15/22 (c)	1,208,230
1,310,000	5.00%, 11/15/23 (c)	1,535,490
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,476,162
1,675,000	5.00%, 12/15/23 (c)	1,987,521
900,000	5.00%, 12/15/23 (c)	1,075,230
		189,431,927
North Carolina: 0.9%
140,000	County of New Hanover, North Carolina (RB) 5.00%, 10/01/21 (c)	159,937
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,920,213
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	112,485
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,137,560
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	558,685
815,000	5.00%, 05/01/20 (c)	952,368
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,870
750,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series C (RB) 5.00%, 05/01/21 (c)	875,812
	North Carolina State, Series C (GO)
400,000	5.00%, 05/01/22	485,740
540,000	5.00%, 05/01/24 (c)	662,629
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	93,511
1,000,000	5.00%, 06/01/23	1,231,210
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	307,058
75,000	5.00%, 06/01/26	93,513
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,244,849
1,315,000	5.00%, 05/01/24	1,637,951
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	169,287
		11,666,678

See Notes to Financial Statements

59

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: 3.4%
$20,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	$20,868
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	758,520
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	293,145
300,000	5.00%, 12/01/24 (c)	358,935
500,000	5.00%, 12/01/24 (c)	603,175
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	1,953,088
800,000	4.00%, 02/15/24 (c)	871,720
440,000	5.00%, 02/15/22	529,918
750,000	5.00%, 07/01/23	917,955
100,000	5.00%, 08/15/23 (c)	120,316
1,975,000	5.00%, 02/15/24 (c)	2,425,023
3,045,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	3,695,412
	City of Columbus, Various Purpose, Series A (GO)
750,000	3.00%, 07/01/25 (c)	778,717
300,000	3.00%, 07/01/25 (c)	299,658
500,000	3.00%, 07/01/25 (c)	505,860
750,000	3.10%, 07/01/25 (c)	742,995
1,250,000	3.20%, 07/01/25 (c)	1,246,912
1,000,000	5.00%, 08/15/22 (c)	1,201,960
2,000,000	5.00%, 08/15/22 (c)	2,392,640
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) 4.00%, 06/01/22 (c)	898,432
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	753,690
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,481,849
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	909,150
2,675,000	5.00%, 09/15/23	3,271,445
	Ohio State Common Schools, Series B (GO)
1,750,000	4.00%, 09/15/21 (c)	1,896,282
80,000	5.00%, 09/15/21 (c)	95,958
85,000	ProMedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	97,134
125,000	State of Ohio, Cleveland Clinic Health System Obligation Group, Series A (RB) 5.00%, 01/01/22	148,698
895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	1,092,401
Principal Amount		Value

Ohio: (continued)
	State of Ohio, Highway Capital Improvement, Series R (GO)
$3,000,000	5.00%, 05/01/24 (c)	$3,598,530
1,000,000	5.00%, 05/01/24 (c)	1,220,990
1,100,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/22 (c)	1,307,966
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,764,790
650,000	State of Ohio, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	811,668
1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	1,507,745
		42,573,545
Oklahoma: 0.1%
65,000	Grand River Dam Authority, Series A (RB) 5.00%, 06/01/24 (c)	75,833
1,000,000	Oklahoma Capital Improvement Authority (RB) 5.00%, 07/01/24 (c)	1,173,110
500,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/22	599,215
		1,848,158
Oregon: 0.6%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) 4.00%, 06/15/22 (c)	111,674
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	594,610
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	549,025
785,000	5.00%, 06/01/22	948,751
400,000	5.00%, 06/01/22 (c)	481,232
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	90,645
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/21	120,300
90,000	5.00%, 11/15/21	108,270
10,000	5.00%, 11/15/22	12,193
200,000	5.00%, 11/15/23	245,974
745,000	5.00%, 11/15/24 (c)	898,731
225,000	5.00%, 11/15/24	281,358
65,000	5.00%, 11/15/24 (c)	78,765
200,000	5.00%, 11/15/24 (c)	237,526
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,256,371
500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	606,590

See Notes to Financial Statements

60

Principal Amount		Value

Oregon: (continued)
$50,000	Tri-County Metropolitan Transportation District, Series A (RB) 5.00%, 10/01/21	$59,022
		7,681,037
Pennsylvania: 2.8%
270,000	City of Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (RB) 5.00%, 01/01/22	317,220
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	559,360
1,765,000	5.00%, 07/01/22	2,100,791
500,000	5.00%, 07/01/23	596,995
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,075,627
570,000	5.00%, 11/15/21 (c)	655,848
1,095,000	5.00%, 11/15/21 (c)	1,275,336
1,000,000	5.00%, 11/15/21	1,182,720
720,000	5.00%, 11/15/21 (c)	844,366
5,000,000	5.00%, 06/01/22 (c)	5,829,300
2,155,000	5.00%, 06/01/22 (c)	2,505,274
640,000	5.00%, 06/01/22	760,768
1,250,000	5.00%, 06/01/22 (c)	1,467,325
2,650,000	5.00%, 04/01/23 (c)	3,070,184
2,250,000	5.00%, 04/01/23 (c)	2,628,202
2,150,000	5.00%, 04/01/23 (c)	2,535,280
	Commonwealth of Pennsylvania, Second Series (GO)
300,000	4.00%, 10/15/23 (c)	321,288
1,000,000	5.00%, 10/15/23 (c)	1,145,030
860,000	5.00%, 10/15/23 (c)	989,989
500,000	5.00%, 10/15/23 (c)	595,535
420,000	5.00%, 10/15/23 (c)	495,247
500,000	5.00%, 10/15/23 (c)	584,480
	Hospitals and Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project, Series D (RB)
25,000	5.00%, 07/01/21 (c)	28,964
305,000	5.00%, 07/01/21 (c)	346,886
940,000	Monroeville, Pennsylvania Finance Authority (RB) 5.00%, 02/15/26	1,140,446
25,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 07/01/16 (c)	25,772
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	532,030
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	290,953
40,000	5.00%, 08/15/22 (c)	47,461
Principal Amount		Value

Pennsylvania: (continued)
$400,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	$458,684
60,000	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB) 5.00%, 05/15/20 (c)	68,852
		34,476,213
Puerto Rico: 0.1%
500,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.50%, 07/01/21 (c)	508,875
500,000	Puerto Rico Electric Power Authority, Series DDD (RB) (AGM) 3.65%, 11/30/15 (c)	449,735
		958,610
Rhode Island: 0.3%
385,000	Rhode Island Health and Educational Building Corp. (RB) (AGM) 5.00%, 05/15/25 (c)	448,413
	State of Rhode Island, Series A (GO)
1,275,000	5.50%, 08/01/21 (c)	1,543,591
470,000	5.50%, 08/01/21 (c)	569,297
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,191,720
250,000	5.00%, 08/01/24 (c)	300,318
175,000	5.00%, 08/01/24	211,755
		4,265,094
South Carolina: 1.3%
325,000	Berkeley County, South Carolina School District, Series A (GO) 3.00%, 03/01/24 (c)	337,636
	Charleston Educational Excellence Finance Corp. (RB)
920,000	5.00%, 12/01/23 (c)	1,061,763
50,000	5.00%, 12/01/23 (c)	60,635
300,000	5.00%, 12/01/23	365,301
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,105,925
1,750,000	City of Charleston, Waterworks and Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	2,090,795
2,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	2,290,160
	Richland County, South Carolina School District No. 1, Series A (GO)
500,000	4.00%, 09/01/21 (c)	546,935
1,305,000	4.00%, 09/01/21 (c)	1,467,681
465,000	5.00%, 09/01/21 (c)	549,467
500,000	5.00%, 09/01/21 (c)	590,520
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
975,000	3.75%, 11/01/22 (c)	992,423
350,000	5.00%, 11/01/22 (c)	393,621

See Notes to Financial Statements

61

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Carolina: (continued)
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
$130,000	5.00%, 08/01/23 (c)	$141,827
395,000	5.25%, 08/01/23 (c)	438,391
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	630,006
245,000	South Carolina State Ports Authority (RB) 5.25%, 07/01/20 (c)	286,545
900,000	South Carolina State Public Service Authority, Series A (RB) 5.00%, 12/01/21 (c)	1,044,774
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,245,431
650,000	5.00%, 12/01/21	773,298
		16,413,134
Tennessee: 0.6%
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,478,928
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	786,427
25,000	Memphis Center City Revenue Finance Corp. (RB) (AGM) 4.50%, 11/01/21 (c)	27,071
245,000	Memphis Center City Revenue Finance Corp., Series B (RB) (AGM) 5.25%, 11/01/21 (c)	285,236
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,813,749
	Metropolitan Government of Nashville & Davidson County, Tennessee (RB)
1,060,000	5.00%, 07/01/22	1,263,117
500,000	5.00%, 07/01/23	611,970
75,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	87,392
975,000	State of Tennessee, Series A (GO) 5.00%, 08/01/22	1,188,817
275,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series A (RB) 3.50%, 05/01/18 (c)	284,163
		7,826,870
Texas: 9.1%
750,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/24	920,160
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	640,845
Principal Amount		Value

Texas: (continued)
	Brownsville, Texas Utilities System Revenue, Series A (RB)
$245,000	5.00%, 09/01/22	$290,293
500,000	5.00%, 09/01/23 (c)	576,800
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue Series F (RB) 5.00%, 11/01/23 (c)	598,845
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,086,190
50,000	5.00%, 11/15/22 (c)	59,648
50,000	5.00%, 05/15/23 (c)	60,051
1,000,000	5.00%, 05/15/24 (c)	1,179,200
650,000	5.00%, 05/15/24 (c)	756,229
1,000,000	5.00%, 05/15/24 (c)	1,170,870
	City of Austin, Water and Wastewater System Revenue (RB)
650,000	5.00%, 11/15/21	777,803
400,000	5.00%, 11/15/21 (c)	476,112
50,000	City of Dallas and Fort Worth, Texas International Airport (RB) 5.00%, 11/01/20 (c)	57,374
4,750,000	City of Dallas, Texas (GO) 5.00%, 02/15/24 (c)	5,771,677
30,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 5.00%, 10/01/22 (c)	36,253
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	58,151
3,240,000	5.00%, 11/01/20 (c)	3,778,326
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,187,180
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,199,290
300,000	City of Houston, Series A (GO) 5.00%, 03/01/22	361,719
1,000,000	City of Houston, Texas Combined Utility System Revenue (RB) 5.00%, 11/15/24 (c)	1,192,940
1,325,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	1,559,644
500,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	576,865
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,865,000	5.00%, 02/01/22	2,232,834
1,500,000	5.00%, 08/01/22 (c)	1,794,990
1,040,000	5.00%, 02/01/23	1,257,911
500,000	5.25%, 02/01/25	626,885
	City of San Antonio, General Improvement (GO)
1,550,000	5.00%, 02/01/24 (c)	1,857,365
100,000	5.00%, 02/01/24	122,432

See Notes to Financial Statements

62

Principal Amount		Value

Texas: (continued)
$300,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	$292,080
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,262,835
	City of San Antonio, Water System Revenue (RB)
1,000,000	5.00%, 05/15/22 (c)	1,184,140
1,025,000	5.00%, 05/15/22 (c)	1,228,329
	City of San Antonio, Water System Revenue, Series A (RB)
515,000	5.00%, 05/15/20 (c)	593,177
55,000	5.00%, 05/15/20 (c)	63,715
50,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	59,564
1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	1,183,980
585,000	Comal Independent School District, Series A (GO) 4.00%, 02/01/21 (c)	623,692
165,000	Conroe Independent School District (GO) 5.00%, 02/15/20 (c)	191,456
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	569,420
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	1,002,251
1,000,000	5.00%, 07/15/20 (c)	1,156,670
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	299,255
	County of Harris, Texas (GO)
670,000	5.00%, 10/01/20 (c)	791,699
500,000	5.00%, 08/15/22 (c)	590,140
	Cypress-Fairbanks Independent School District, Series C (GO)
100,000	5.00%, 02/15/23	121,437
700,000	5.00%, 02/15/24 (c)	845,257
75,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	90,875
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	118,037
835,000	5.00%, 08/15/22 (c)	991,329
100,000	5.00%, 08/15/22 (c)	120,692
100,000	5.00%, 08/15/22	120,976
100,000	Dallas Independent School District, Series A (GO) 5.00%, 08/15/24	122,870
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	443,709
1,330,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,644,798
Principal Amount		Value

Texas: (continued)
$750,000	Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/22 (c)	$903,592
70,000	Fort Worth, Texas Independent School District (GO) 5.00%, 02/15/20 (c)	79,559
250,000	Fort Worth, Texas Water and Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	293,285
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
965,000	5.00%, 11/15/24 (c)	1,107,627
2,225,000	5.00%, 11/15/24 (c)	2,578,530
2,755,000	Harris County, Texas Cultural Education Facilities Finance Corp. (RB) 5.00%, 12/01/24 (c)	3,152,161
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	512,822
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
50,000	5.00%, 12/01/22 (c)	57,430
120,000	5.00%, 12/01/22 (c)	138,416
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	853,753
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	603,250
500,000	Harris County, Texas Flood Control District, Series A (GO) 5.00%, 10/01/24 (c)	597,500
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	587,425
1,980,000	5.00%, 10/01/22 (c)	2,394,117
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	301,325
	Houston, Texas Public Improvement Refunding, Series A (GO)
2,000,000	5.00%, 03/01/21 (c)	2,333,500
2,090,000	5.00%, 03/01/23 (c)	2,516,778
750,000	5.00%, 03/01/24 (c)	885,780
35,000	Hurst-Euless-Bedford Independent School District (GO) 5.00%, 08/15/20 (c)	40,894
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	145,814
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	420,273
155,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 4.00%, 05/15/22 (c)	162,628

See Notes to Financial Statements

63

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
$55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	$62,643
	Lower Colorado River Authority, Series A (RB)
350,000	5.00%, 05/15/20 (c)	399,665
1,990,000	5.00%, 05/15/20 (c)	2,228,103
990,000	5.00%, 05/15/22 (c)	1,156,449
2,370,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/22 (c)	2,718,793
845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	861,047
500,000	New Hope Cultural Education Facilities Corp. (RB) 5.00%, 07/01/25 (c)	533,920
	North Texas Municipal Water District (RB)
650,000	4.00%, 03/01/22 (c)	688,714
85,000	5.00%, 09/01/25 (c)	103,573
305,000	5.25%, 03/01/22 (c)	369,663
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,674,308
750,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	837,097
	North Texas Tollway Authority, Special Project, Series D (RB)
550,000	5.00%, 09/01/21 (c)	635,376
530,000	5.25%, 09/01/21 (c)	633,265
1,080,000	5.25%, 09/01/21 (c)	1,287,781
2,975,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	3,490,002
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	595,175
200,000	Port of Houston Authority of Harris County Texas, Series D-0 (GO) 5.00%, 10/01/20 (c)	235,074
415,000	Port of Houston Authority of Harris County, Series D-1 (GO) 5.00%, 10/01/20 (c)	492,779
635,000	Regents of the University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	735,863
2,715,000	San Antonio Electric and Gas Systems (RB) 5.25%, 02/01/24	3,370,645
	San Antonio Independent School District, Unlimited Tax School Building (GO)
750,000	5.00%, 02/15/23	911,917
1,695,000	5.00%, 02/15/24	2,078,324
Principal Amount		Value

Texas: (continued)
$1,325,000	San Antonio, Texas Independent School District (GO) 5.00%, 02/15/21 (c)	$1,526,811
	State of Texas, Transportation Commission (GO)
50,000	5.00%, 04/01/24 (c)	59,384
750,000	5.00%, 04/01/24 (c)	903,360
	State of Texas, Transportation Commission, Series A (GO)
1,355,000	5.00%, 04/01/22 (c)	1,592,098
50,000	5.00%, 04/01/22	60,146
2,955,000	5.00%, 10/01/24 (c)	3,492,455
	Tarrant County, Cultural Education Facilities Finance Corp. (RB)
50,000	5.00%, 11/15/21 (c)	56,301
30,000	5.00%, 10/01/23 (c)	35,588
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	945,271
235,000	5.25%, 10/01/23 (c)	274,313
250,000	Texas A and M University (RB) 5.00%, 05/15/22	301,303
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	247,421
230,000	5.00%, 12/15/22 (c)	256,146
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
500,000	5.00%, 12/15/22 (c)	567,730
50,000	5.00%, 12/15/22 (c)	56,192
1,000,000	5.00%, 12/15/22	1,171,930
1,000,000	5.00%, 12/15/22 (c)	1,147,230
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	592,680
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
1,000,000	5.00%, 04/01/23	1,214,810
2,690,000	5.00%, 04/01/24	3,304,665
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	774,260
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	89,047
		113,413,041
Utah: 0.0%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	651,089
Virgin Islands: 0.0%
500,000	Virgin Islands Public Finance Authority, Series A (RB) 5.00%, 10/01/20 (c)	542,995
Virginia: 3.0%
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	912,062

See Notes to Financial Statements

64

Principal Amount		Value

Virginia: (continued)
$1,000,000	Commonwealth of Virginia, Series B (GO) (SAW) 5.00%, 06/01/25 (c)	$1,235,680
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,650,304
2,500,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	3,027,325
1,965,000	Fairfax County Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (RB) (ST) 5.00%, 04/01/20 (c)	2,265,468
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	275,423
2,075,000	5.00%, 04/01/24	2,565,385
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	574,900
500,000	Fairfax County, Virginia Industrial Development Authority (RB) 5.00%, 05/15/22	599,865
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	592,971
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	2,434,180
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	432,021
2,000,000	5.00%, 02/01/22 (c)	2,380,100
1,890,000	5.00%, 09/01/22 (c)	2,274,048
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	119,005
1,850,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	2,014,594
45,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	48,226
	Virginia Commonwealth Transportation Board (RB)
500,000	4.00%, 05/15/21 (c)	538,510
150,000	5.25%, 05/15/21 (c)	180,099
Principal Amount		Value

Virginia: (continued)
	Virginia Commonwealth Transportation Board, Series A (RB)
$450,000	5.00%, 03/15/23 (c)	$529,861
1,450,000	5.00%, 03/15/23 (c)	1,738,753
	Virginia Public Building Authority, Series A (RB)
475,000	3.00%, 08/01/24 (c)	478,634
20,000	5.00%, 08/01/21 (c)	23,571
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	454,240
1,750,000	5.00%, 08/01/23	2,135,980
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,074,415
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,123,790
350,000	Virginia Resources Authority, Series B (RB) 5.00%, 11/01/21 (c)	417,952
750,000	Virginia Small Business Financing Authority (RB) 5.25%, 10/01/24 (c)	864,562
1,850,000	Virginia State Public Building Authority, School Financing, Series A (RB) 5.00%, 08/01/22	2,235,965
1,535,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	1,874,788
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	307,273
		37,379,950
Washington: 3.4%
350,000	Bellevue School District No. 405, King County (GO) 4.38%, 06/01/21 (c)	390,121
550,000	Central Puget Sound Regional Transit Authority, Sale Tax , Series S-1 (RB) 5.00%, 11/01/22 (c)	648,516
450,000	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/22 (c)	537,574
85,000	County of King, Washington Sewer Revenue, Series B (RB) 5.00%, 01/01/21 (c)	98,113
	Energy Northwest Colombia Generating Station Electric, Series A (RB)
260,000	5.00%, 07/01/21 (c)	307,944
350,000	5.00%, 07/01/21 (c)	416,419
200,000	Energy Northwest Generating Station, Series A (RB) 5.00%, 07/01/23	243,990
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,098

See Notes to Financial Statements

65

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
$30,000	King County, Washington Limited Tax Sewer Revenue, Series A (GO) 5.00%, 07/01/23	$36,983
15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	17,726
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,220,078
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,201,161
75,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22	88,915
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	22,659
	State of Washington Various Purpose, Series D (GO)
250,000	5.00%, 02/01/22	299,800
535,000	5.00%, 02/01/23	648,308
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	239,254
115,000	5.00%, 09/01/23	138,394
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	831,189
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
1,725,000	5.00%, 02/01/22	2,068,620
500,000	5.00%, 02/01/23 (c)	598,410
1,500,000	5.00%, 02/01/24 (c)	1,817,475
800,000	5.25%, 02/01/22	971,184
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
520,000	3.13%, 07/01/22 (c)	519,074
300,000	5.00%, 07/01/24 (c)	362,730
4,250,000	5.00%, 07/01/24	5,217,215
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
2,000,000	5.00%, 07/01/22 (c)	2,411,000
355,000	5.00%, 07/01/23 (c)	430,264
1,000,000	5.00%, 01/01/25 (c)	1,178,370
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	57,875
1,695,000	State of Washington, State and Local Agency Real and Personal Property, Series C (CP) 5.00%, 01/01/26 (c)	1,991,506
	State of Washington, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	977,710
55,000	5.00%, 08/01/20 (c)	64,577
250,000	5.00%, 08/01/21 (c)	293,150
300,000	5.00%, 08/01/21 (c)	357,369
Principal Amount		Value

Washington: (continued)
$1,000,000	5.00%, 07/01/22	$1,206,190
1,750,000	5.00%, 08/01/22 (c)	2,107,682
835,000	5.00%, 08/01/23 (c)	1,013,807
1,675,000	State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/23 (c)	1,986,098
375,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 07/01/21 (c)	445,714
25,000	State of Washington, Various Purpose, Series R-B (GO) 5.00%, 07/01/20 (c)	29,045
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	315,458
625,000	5.00%, 07/01/22 (c)	751,256
50,000	5.00%, 01/01/25 (c)	58,654
350,000	5.00%, 01/01/25 (c)	417,739
1,800,000	Tobacco Settlement Authority (RB) 5.00%, 06/01/22	2,085,426
50,000	University of Washington General Revenue, Series A (RB) 5.00%, 07/01/21	59,638
	University of Washington, General Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,163,630
500,000	5.00%, 04/01/21 (c)	583,500
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,193,290
	Washington Health Care Facilities Authority, Series B (RB)
250,000	4.00%, 10/01/21 (p)	282,040
1,365,000	5.00%, 10/01/21 (p)	1,616,324
		42,025,262
West Virginia: 0.1%
	West Virginia University Board of Governors, Series A (RB)
875,000	5.00%, 10/01/21	1,032,876
580,000	5.00%, 10/01/22 (c)	694,219
		1,727,095
Wisconsin: 0.9%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	622,048
	State of Wisconsin, Clean Water Revenue, Series 4 (RB)
185,000	5.00%, 06/01/20 (c)	212,199
35,000	5.00%, 06/01/20 (c)	40,396
50,000	5.00%, 06/01/20 (c)	57,877
	State of Wisconsin, Series 2 (GO)
1,300,000	5.00%, 11/01/21	1,560,624
140,000	5.00%, 11/01/21 (c)	169,138
	State of Wisconsin, Series 3 (GO)
25,000	5.00%, 11/01/22 (c)	29,674
385,000	5.00%, 11/01/22 (c)	463,074

See Notes to Financial Statements

66

Principal Amount		Value

Wisconsin: (continued)
	State of Wisconsin, Series 4 (GO)
$1,500,000	5.00%, 11/01/24 (c)	$1,821,840
550,000	5.00%, 11/01/24 (c)	679,057
300,000	State of Wisconsin, Series A (GO) 4.00%, 05/01/21 (c)	325,041
	State of Wisconsin, Series B (GO)
500,000	4.50%, 05/01/21 (c)	553,180
75,000	5.00%, 05/01/21 (c)	88,919
	State of Wisconsin, Series C (GO)
755,000	4.00%, 05/01/21 (c)	820,043
750,000	4.00%, 05/01/21 (c)	816,637
205,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	229,391
90,000	Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran, Series A (RB) 4.75%, 10/15/21 (c)	99,086
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,173,230
Principal Amount		Value

Wisconsin: (continued)
	Wisconsin State Transportation, Series 1 (RB)
$75,000	5.00%, 07/01/22 (c)	$87,534
35,000	5.00%, 07/01/22 (c)	41,490
800,000	5.00%, 07/01/23 (c)	955,816
		10,846,294
Total Municipal Bonds (Cost: $1,209,592,577)		1,231,359,066

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $1,112,354)
1,112,354	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	1,112,354
Total Investments: 98.8% (Cost: $1,210,704,931)		1,232,471,420
Other assets less liabilities: 1.2%		14,693,574
NET ASSETS: 100.0%		$1,247,164,994

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	6.3%	$78,204,210
Health Care	4.7	58,314,487
Housing	0.1	1,385,971
Industrial Revenue	0.5	6,224,339
Leasing	8.7	106,670,578
Local	17.7	217,979,055
Power	5.6	69,493,354
Pre-Refunded	0.1	697,711
Solid Waste/Resource Recovery	0.2	2,882,558
Special Tax	9.4	115,689,943
State	28.1	345,733,071
Transportation	11.3	139,397,939
Water & Sewer	7.2	88,685,850
Money Market Fund	0.1	1,112,354
	100.0%	$1,232,471,420

See Notes to Financial Statements

67

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,231,359,066	$—	$1,231,359,066
Money Market Fund	1,112,354	—	—	1,112,354
Total	$1,112,354	$1,231,359,066	$—	$1,232,471,420

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

68

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.0%
Arizona: 1.9%
$600,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	$668,082
900,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	870,156
400,000	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Electric System, Seriers A (RB) 5.00%, 06/01/25 (c)	457,192
		1,995,430
California: 17.1%
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	153,787
280,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	312,001
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	133,762
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	268,830
	California Health Facilities Financing Authority, Series A (RB)
520,000	4.00%, 03/01/23 (c)	519,116
100,000	4.00%, 08/15/24 (c)	103,136
400,000	5.00%, 08/15/23 (c)	436,836
495,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	555,499
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,135,192
500,000	California Statewide Communities Development Authority (RB) 5.00%, 08/01/22 (c)	565,500
500,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.25%, 12/01/24 (c)	523,115
	City of Los Angeles Department of Airports (RB)
500,000	5.00%, 05/15/22 (c)	567,145
135,000	5.00%, 05/15/25 (c)	155,303
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	50,974
470,000	East Bay Municipal Utility District Water System Revenue (RB) 4.00%, 06/01/25 (c)	483,564
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	312,232
500,000	Golden State Tobacco Securitization Corp (RB) 5.00%, 06/01/25 (c)	557,115
Principal Amount		Value

California: (continued)
$335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	$381,089
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	414,404
500,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	564,470
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	542,041
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	520,898
250,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	277,995
650,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	640,601
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	103,044
	State of California (GO)
700,000	5.00%, 10/01/24 (c)	809,305
500,000	5.00%, 10/01/24 (c)	565,955
500,000	5.00%, 08/01/25 (c)	583,450
350,000	5.00%, 08/01/25 (c)	406,808
	State of California, Various Purpose (GO)
30,000	4.00%, 04/01/23 (c)	30,773
50,000	4.38%, 02/01/22 (c)	52,690
800,000	4.50%, 12/01/23 (c)	854,088
650,000	5.00%, 04/01/22 (c)	728,481
890,000	5.00%, 09/01/22 (c)	1,003,769
300,000	5.00%, 04/01/23 (c)	337,251
1,200,000	5.00%, 11/01/23 (c)	1,359,384
470,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	538,488
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	415,068
		17,963,159
Colorado: 1.4%
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
115,000	5.00%, 06/01/22 (c)	121,452
400,000	5.00%, 06/01/22 (c)	430,332
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	257,156
650,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	714,967
		1,523,907

See Notes to Financial Statements

69

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Connecticut: 0.8%
$400,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	$428,208
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	421,870
		850,078
District of Columbia: 1.9%
725,000	District of Columbia (RB) 5.00%, 01/15/26 (c)	796,014
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	541,645
650,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	684,151
		2,021,810
Florida: 7.9%
400,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	451,700
400,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	449,412
1,150,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,290,553
600,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	700,902
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,075
975,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 4.00%, 07/01/24 (c)	991,399
615,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 5.00%, 07/01/22 (c)	698,246
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	443,512
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	327,117
1,100,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,232,550
825,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	864,072
750,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	816,270
		8,276,808
Principal
Amount		Value

Georgia: 1.1%
$750,000	Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	$856,020
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	273,763
		1,129,783
Idaho: 0.2%
250,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/22 (c)	268,605
Illinois: 5.7%
760,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/22 (c)	676,810
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	388,836
900,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	880,992
500,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	566,870
400,000	Illinois Finance Authority, Northwestern Healthcare (RB) 4.00%, 08/15/22 (c)	416,624
400,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	370,516
	State of Illinois (GO) (AGM)
735,000	4.25%, 04/01/24 (c)	716,427
250,000	4.38%, 04/01/24 (c)	247,653
455,000	5.00%, 03/01/22 (c)	467,121
500,000	5.25%, 02/01/24 (c)	528,015
	State of Illinois, Series A (GO) (AGM)
500,000	4.13%, 04/01/23 (c)	479,855
300,000	4.50%, 01/01/22 (c)	280,161
		6,019,880
Indiana: 1.8%
	Carmel Redevelopment Authority, Series A (RB)
25,000	4.00%, 08/01/22 (c)	26,188
45,000	4.00%, 08/01/22 (c)	47,417
400,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	394,664
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	311,740
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	545,710

See Notes to Financial Statements

70

Principal Amount		Value

Indiana: (continued)
$500,000	Indiana Finance Authority, Wastewater Utility, CWA Authority Project (RB) 5.25%, 10/01/21 (c)	$581,940
		1,907,659
Kentucky: 0.3%
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	277,210
Louisiana: 2.1%
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	109,415
750,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB) 5.00%, 10/01/24 (c)	828,187
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	371,621
400,000	5.00%, 02/01/24 (c)	438,116
395,000	Louisiana Public Facilities Authority, Loyola University Project (RB) 5.00%, 10/01/21 (c)	420,505
		2,167,844
Maine: 0.4%
350,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	376,988
Maryland: 1.3%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	447,316
	Maryland Health & Higher Educational Facilities Authority (RB)
255,000	4.00%, 07/01/24 (c)	256,680
475,000	5.00%, 02/15/25 (c)	532,218
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	135,859
		1,372,073
Massachusetts: 2.3%
300,000	Commonwealth of Massachusetts, Series A (GO) 4.00%, 12/01/21 (c)	317,910
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	335,150
425,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	499,647
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
$400,000	5.00%, 10/15/21 (c)	$455,176
300,000	5.00%, 10/15/21 (c)	348,582
400,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	453,848
		2,410,313
Michigan: 2.2%
	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB)
345,000	4.50%, 11/01/23 (c)	368,374
120,000	5.00%, 11/01/23 (c)	130,276
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	489,010
400,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	453,348
700,000	Michigan Finance Authority (RB) 4.00%, 06/01/25 (c)	713,391
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	164,709
		2,319,108
Minnesota: 1.5%
400,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	454,396
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	444,672
600,000	Western Minnesota Municipal Power Agency, Series A (RB) 5.00%, 01/01/24 (c)	686,244
		1,585,312
Missouri: 1.5%
	Health & Educational Facilities Authority of the State of Missouri, Series A (RB)
765,000	4.00%, 06/01/24 (c)	791,959
85,000	5.00%, 11/15/23 (c)	92,246
50,000	Health & Educational Facilities Authority of the State of Missouri, Series B (RB) 5.00%, 06/01/20 (c)	55,417
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	246,553
350,000	Metropolitan St Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	397,418
40,000	Missouri Joint Municipal Electric Utility Commission, Series A (RB) 5.00%, 01/01/24 (c)	44,676
		1,628,269

See Notes to Financial Statements

71

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Nebraska: 2.8%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
$1,250,000	5.00%, 09/01/22 (c)	$1,342,475
400,000	5.25%, 09/01/22 (c)	442,152
555,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	636,285
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	276,118
235,000	Omaha School District (GO) 3.13%, 12/15/24 (c)	229,106
		2,926,136
Nevada: 2.1%
1,000,000	Las Vegas Valley Water District (GO) 4.00%, 06/01/22 (c)	1,012,680
400,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	407,876
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	805,161
		2,225,717
New Jersey: 2.4%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	144,041
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	169,212
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,000,000	5.00%, 06/15/21 (c)	1,018,060
750,000	5.25%, 06/15/21 (c)	777,217
400,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	442,348
		2,550,878
New York: 13.3%
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	256,520
600,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	654,954
300,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 05/15/25 (c)	333,882
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	25,797
375,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 05/15/23 (c)	427,384
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	27,921
Principal Amount		Value

New York: (continued)
	Metropolitan Transportation Authority, Series E (RB)
$900,000	3.50%, 11/15/22 (c)	$907,263
550,000	5.00%, 11/15/22 (c)	612,249
650,000	5.00%, 11/15/23 (c)	730,314
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	152,286
	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
305,000	5.00%, 06/15/21 (c)	337,620
500,000	5.00%, 06/15/24 (c)	560,875
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	565,000
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	22,772
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	566,875
485,000	5.00%, 06/15/23 (c)	538,714
845,000	5.00%, 06/15/24 (c)	962,100
495,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.13%, 02/01/21 (c)	567,087
600,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	674,352
	New York Liberty Development Corp., 4 World Trade Center Project (RB)
600,000	5.00%, 11/15/21 (c)	657,762
1,050,000	5.75%, 11/15/21 (c)	1,198,869
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	559,315
450,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 04/01/21 (c)	515,637
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	336,420
135,000	5.00%, 03/15/24 (c)	153,980
400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	453,764
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	334,032

See Notes to Financial Statements

72

Principal Amount		Value

New York: (continued)
	Port Authority of New York & New Jersey, Series 171 (RB)
$50,000	4.00%, 01/15/22 (c)	$52,720
15,000	4.50%, 01/15/22 (c)	16,361
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	28,394
	Triborough Bridge and Tunnel Authority, Series A (RB)
635,000	4.00%, 11/15/22 (c)	661,060
35,000	4.00%, 11/15/22 (c)	37,364
		13,929,643
North Carolina: 1.7%
380,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	421,230
	North Carolina Medical Care Commission, Series B (RB)
650,000	4.00%, 12/01/22 (c)	662,434
250,000	5.00%, 12/01/22 (c)	274,465
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	389,799
		1,747,928
Ohio: 4.0%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	431,176
500,000	Butler County, Ohio Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	568,975
500,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	501,615
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,300,627
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	62,186
900,000	5.00%, 01/01/22 (c)	1,008,549
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	377,387
		4,250,515
Oregon: 1.4%
650,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	668,148
700,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	785,764
		1,453,912
Pennsylvania: 3.9%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	53,781
55,000	5.00%, 05/01/22 (c)	59,654
Principal Amount		Value

Pennsylvania: (continued)
$85,000	Commonwealth of Pennsylvania (GO) 4.00%, 06/15/24 (c)	$87,751
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
320,000	4.00%, 06/01/22 (c)	320,544
270,000	5.00%, 06/01/22 (c)	290,965
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	443,444
400,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	437,684
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	417,488
500,000	Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/22 (c)	537,225
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue, Series A (RB) 6.00%, 12/01/20 (c)	5,910
500,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	551,650
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	565,390
250,000	Westmoreland County, Municipal Authority (RB) 5.00%, 08/15/23 (c)	278,760
		4,050,246
South Carolina: 2.7%
225,000	Greenville Health System (RB) 5.00%, 05/01/24 (c)	247,698
	South Carolina State Public Service Authority (RB)
500,000	4.00%, 12/01/24 (c)	504,160
500,000	4.00%, 06/01/25 (c)	504,350
500,000	5.00%, 06/01/25 (c)	541,505
75,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/21 (c)	83,405
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	554,215
400,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	402,548
		2,837,881
Tennessee: 0.4%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	108,226
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	266,448
		374,674

See Notes to Financial Statements

73

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: 6.1%
$50,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 01/01/23 (c)	$54,282
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	275,345
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	251,361
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	557,570
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	202,514
525,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	581,611
900,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	991,809
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
580,000	4.00%, 05/15/22 (c)	589,332
505,000	4.00%, 05/15/22 (c)	517,544
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	331,929
330,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 05/15/23 (c)	365,742
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	201,942
1,150,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,247,485
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	281,768
		6,450,234
Utah: 0.7%
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	254,712
500,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	506,660
		761,372
Virginia: 1.7%
500,000	Virginia College Building Authority, Liberty University Projects (RB) 5.00%, 03/01/20 (c)	563,830
650,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	694,798
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	499,980
		1,758,608
Principal Amount		Value

Washington: 2.1%
$305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	$316,129
575,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	637,157
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	802,102
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	416,809
		2,172,197
Wisconsin: 1.3%
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	781,466
550,000	Wisconsin Health & Educational Facilities Authority (RB) 4.00%, 08/15/23 (c)	561,418
		1,342,884
Total Municipal Bonds (Cost: $100,659,700)		102,927,061

Number of Shares

MONEY MARKET FUND: 2.6% (Cost: $2,688,511)
2,688,511	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	2,688,511
Total Investments: 100.6% (Cost: $103,348,211)		105,615,572
Liabilities in excess of other assets: (0.6)%		(622,405)
NET ASSETS: 100.0%		$104,993,167

See Notes to Financial Statements

74

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	8.8%	$9,297,787
Health Care	22.8	24,129,226
Industrial Revenue	4.0	4,200,573
Leasing	4.5	4,705,837
Local	7.5	7,874,470
Power	8.2	8,710,530
Special Tax	7.5	7,908,309
State	10.5	11,064,481
Transportation	12.5	13,193,728
Water & Sewer	11.2	11,842,120
Money Market Fund	2.5	2,688,511
	100.0%	$105,615,572

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$102,927,061	$—	$102,927,061
Money Market Fund	2,688,511	—	—	2,688,511
Total	$2,688,511	$102,927,061	$—	$105,615,572

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

75

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 96.8%
Alabama: 0.9%
$170,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$185,217
Arizona: 0.6%
100,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	111,957
California: 8.2%
275,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	315,804
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	116,558
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	159,832
175,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	195,078
225,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	216,596
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	219,834
305,000	Orange County, California Water District Revenue, Series B (CP) 5.00%, 08/15/32 (c)	393,389
		1,617,091
Colorado: 5.2%
	Colorado Regional Transportation District, FasTracks Project, Series A (RB) (AMBAC)
80,000	4.38%, 11/01/16 (c)	83,242
400,000	5.00%, 11/01/16 (c)	418,684
470,000	5.00%, 11/01/16 (c)	491,954
25,000	Eagle County School District No. Re-50J (GO) (AGM) (SAW) 5.00%, 12/01/16 (c)	26,227
		1,020,107
Florida: 1.9%
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	118,810
225,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	250,420
		369,230
Georgia: 1.0%
175,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	190,853
Principal Amount		Value

Hawaii: 0.8%
$155,000	State of Hawaii, Series DJ GO) (AMBAC) 5.00%, 04/01/17 (c)	$164,889
Idaho: 0.8%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	162,264
Illinois: 9.3%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
25,000	5.50%, 07/01/18 (c)	28,063
325,000	5.50%, 07/01/18 (c)	365,277
500,000	5.50%, 07/01/18 (c)	561,965
550,000	5.75%, 07/01/18 (c)	621,769
	Metropolitan Water Reclamation District of Greater Chicago (GO)
25,000	5.00%, 12/01/16 (c)	26,241
230,000	5.00%, 12/01/16 (c)	241,413
		1,844,728
Kentucky: 1.4%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	269,078
Maryland: 9.1%
	County of Baltimore, Catholic Health Initiatives, Series A (RB)
50,000	4.50%, 09/01/16 (c)	51,611
50,000	5.00%, 09/01/16 (c)	51,816
	County of Montgomery, Public Improvement, Series A (GO)
370,000	5.00%, 07/01/19 (c)	424,179
110,000	5.00%, 07/01/19 (c)	126,107
400,000	State of Maryland, Second Series A (GO) 5.00%, 08/15/17 (c)	431,864
	State of Maryland, Second Series B (GO)
340,000	5.00%, 08/01/19 (c)	390,225
290,000	5.00%, 08/15/19 (c)	333,860
		1,809,662
Massachusetts: 6.3%
225,000	Commonwealth of Massachusetts, Series E (GO) (AMBAC) 5.00%, 11/01/16 (c)	235,510
500,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	556,100
175,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	193,226
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	269,255
		1,254,091

See Notes to Financial Statements

76

Principal Amount		Value

Michigan: 0.3%
$55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	$65,816
Minnesota: 0.6%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	112,252
Missouri: 1.1%
205,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	223,044
Nebraska: 1.0%
175,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	191,209
New Mexico: 1.6%
270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	309,066
New York: 5.5%
175,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) 6.00%, 04/01/20	199,988
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	283,654
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	82,995
425,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	517,093
		1,083,730
North Carolina: 0.1%
25,000	North Carolina Infrastructure Finance Corp., Series A (CP) (AGM) 5.00%, 05/01/17 (c)	26,709
Oklahoma: 1.7%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	327,506
Oregon: 5.5%
175,000	North Clackamas School District No. 12, Series B (GO) (AGM) (SBG) 5.00%, 06/15/17 (c)	187,642
330,000	Oregon State Lottery (RB) 5.00%, 04/01/19 (c)	374,953
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	147,709
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	22,438
Principal Amount		Value

Oregon: (continued)
$320,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	$364,531
		1,097,273
Pennsylvania: 2.7%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	11,085
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	326,406
175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	201,416
		538,907
Puerto Rico: 1.4%
235,000	Puerto Rico Highways & Transportation Authority (RB) (NATL) 5.50%, 07/01/19	272,522
Texas: 14.2%
400,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	445,908
300,000	Dallas Independent School District (GO) 6.25%, 02/15/18 (c)	337,821
900,000	Fort Worth Independent School District (GO) 5.00%, 02/15/18 (c)	988,038
230,000	Harris County Health Facilities Development Corp. (RB) 7.25%, 12/01/18 (c)	274,427
200,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	229,812
475,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	526,072
		2,802,078
Utah: 3.5%
180,000	State of Utah (GO) 5.00%, 07/01/18 (c)	200,196
200,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	222,440
250,000	Utah Transit Authority (RB) (AGM) 5.00%, 06/15/18 (c)	277,242
		699,878
Virginia: 2.9%
495,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	575,190
Washington: 7.6%
250,000	City of Seattle, Washington Solid Waste Revenue (RB) (NATL) 5.00%, 02/01/17 (c)	264,227
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	274,042

See Notes to Financial Statements

77

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
$50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	$54,631
465,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	499,108
	Washington State Various Purpose, Series C (GO)
175,000	5.00%, 01/01/18 (c)	191,209
205,000	5.00%, 01/01/18 (c)	223,987
		1,507,204
Wisconsin: 1.6%
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	316,179
Total Municipal Bonds (Cost: $18,967,282)		19,147,730
Number of Shares		Value

MONEY MARKET FUND: 1.8% (Cost: $353,930)
353,930	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	$353,930
Total Investments: 98.6% (Cost: $19,321,212)		19,501,660
Other assets less liabilities: 1.4%		273,705
NET ASSETS: 100.0%		$19,775,365

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	11.2%	$2,186,751
Health Care	7.9	1,536,530
Leasing	4.9	946,908
Local	16.8	3,283,507
Power	2.7	518,715
Solid Waste/Resource Recovery	1.3	264,227
Special Tax	13.1	2,549,872
State	19.4	3,780,982
Transportation	16.6	3,231,758
Water & Sewer	4.3	848,480
Money Market Fund	1.8	353,930
	100.0%	$19,501,660

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$19,147,730	$—	$19,147,730
Money Market Fund	353,930	—	—	353,930
Total	$353,930	$19,147,730	$—	$19,501,660

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

78

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 0.4%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 11/30/15 (c)	$150,426
150,000	6.45%, 11/30/15 (c)	150,579
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	64,382
		365,387
Arizona: 4.3%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	336,936
250,000	5.00%, 02/01/21	284,600
1,055,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	1,065,866
250,000	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB) 3.75%, 07/01/24	249,625
	Industrial Development Authority of the City of Phoenix, Series A (RB)
500,000	3.00%, 07/01/20	498,265
500,000	4.00%, 07/01/25	504,370
550,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	582,224
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	10,595
750,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/19	777,367
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	75,134
50,000	5.25%, 12/01/23	58,209
65,000	5.25%, 12/01/24	76,036
		4,519,227
California: 7.4%
	Alameda Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC)
155,000	1.88%, 10/01/18 ^	147,341
160,000	1.97%, 10/01/17 ^	155,738
50,000	2.51%, 10/01/20 ^	44,648
280,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.00%, 11/30/15 (c)	260,859
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	502,930
Principal Amount		Value

California: (continued)
$150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	$160,233
50,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	52,456
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	273,320
30,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,573
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	708,150
750,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	789,015
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	271,747
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.42%, 07/15/22 (c) (p)	673,722
400,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.00%, 06/01/17	425,196
	Inland Empire Tobacco Securitization Authority, Series A (RB)
135,000	4.63%, 06/01/17 (c)	133,722
580,000	5.00%, 06/01/17 (c)	580,238
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	279,455
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	55,333
15,000	Oakland Unified School District, Series A (GO) 6.25%, 08/01/19	17,571
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	565,005
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	112,771
500,000	San Joaquin Hills Transportation Corridor Agency, Series A (RB) 5.00%, 01/15/17	525,030
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	105,886
20,000	5.00%, 08/01/17 (c)	21,324
155,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	170,959

See Notes to Financial Statements

79

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
$745,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	$747,607
		7,811,829
Colorado: 0.2%
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 11/30/15 (c)	250,142
Connecticut: 0.4%
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 11/30/15 (c)	150,120
200,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	222,644
		372,764
Florida: 1.7%
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	207,860
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	287,810
250,000	5.00%, 10/01/24	289,037
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	249,985
500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series C (RB) 6.00%, 06/01/21	553,460
200,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	217,330
		1,805,482
Georgia: 1.3%
750,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	823,327
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	501,320
		1,324,647
Guam: 1.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
25,000	5.00%, 10/01/16	25,840
45,000	5.00%, 10/01/17	47,960
750,000	5.00%, 10/01/21	851,700
Principal Amount		Value

Guam: (continued)
	Government of Guam, Series A (GO)
$150,000	5.00%, 11/15/17 (c)	$162,441
445,000	6.00%, 11/15/19	482,020
		1,569,961
Hawaii: 0.2%
160,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 11/30/15 (c)	160,646
Idaho: 0.7%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 11/20/15 (c)	500,245
200,000	Idaho Health Facilities Authority, Series B-2 (RB) 6.00%, 11/20/15 (c)	200,074
		700,319
Illinois: 8.2%
	Chicago Board of Education, Series A (GO) (AMBAC)
15,000	3.12%, 12/01/16 ^	14,534
275,000	5.50%, 12/01/19	282,549
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 12/01/15 (c)	64,661
60,000	5.00%, 12/01/18	61,092
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	107,978
90,000	5.00%, 12/01/17	91,093
500,000	5.00%, 12/01/18 (c)	494,475
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	90,250
250,000	5.00%, 12/01/19	249,535
345,000	5.00%, 12/01/20	341,188
900,000	City of Chicago, Series A (GO) 5.00%, 01/01/18 (c)	918,756
505,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	516,686
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	154,643
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 04/01/16 (c)	60,675
70,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 11/20/15 (c)	39,973
135,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	140,806
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,836
1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	1,162,500

See Notes to Financial Statements

80

Principal Amount		Value

Illinois: (continued)
	Illinois Railsplitter Tobacco Settlement Authority (RB)
$95,000	5.00%, 06/01/17	$100,615
700,000	5.00%, 06/01/18	761,278
590,000	5.00%, 06/01/19	655,944
100,000	5.13%, 06/01/19	111,608
625,000	5.25%, 06/01/20	713,669
40,000	5.25%, 06/01/21	46,344
100,000	5.38%, 06/01/21	116,514
1,020,000	5.50%, 06/01/21 (c)	1,192,757
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
85,000	1.23%, 06/15/17 ^	81,478
20,000	1.23%, 06/15/17 ^	19,776
10,000	1.38%, 06/15/16 ^	9,980
40,000	1.38%, 06/15/16 ^	39,736
		8,696,929
Indiana: 0.8%
265,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	272,290
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	401,089
150,000	Indianapolis Airport Authority, Federal Express Corp. Project (RB) 5.10%, 01/15/17	157,034
		830,413
Iowa: 4.8%
410,000	City of Coralville, Marriott Hotel and Convention Center, Series D (CP) 5.25%, 06/01/16 (c)	411,525
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
2,655,000	5.00%, 12/01/19	2,809,096
750,000	5.50%, 12/01/18 (c)	795,600
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
600,000	2.50%, 10/01/20	591,792
500,000	4.00%, 10/01/25	495,945
		5,103,958
Kansas: 0.1%
115,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	118,235
Kentucky: 1.0%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,136
Principal Amount		Value

Kentucky: (continued)
$925,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	$985,375
		996,511
Louisiana: 5.6%
	City of New Orleans, Louisiana Sewerage Service (RB)
500,000	5.00%, 06/01/18	547,360
725,000	5.00%, 06/01/19	814,342
670,000	5.00%, 06/01/20	766,601
20,000	5.00%, 06/01/22	23,277
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	609,408
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	75,835
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24	499,935
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	775,875
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	757,307
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	259,530
650,000	5.00%, 05/15/21	741,370
		5,870,840
Maine: 0.3%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
90,000	5.00%, 07/01/19	96,674
155,000	5.00%, 07/01/20	167,676
		264,350
Maryland: 2.3%
500,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	530,620
250,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	248,497
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
200,000	5.00%, 07/01/19	223,310
750,000	5.00%, 07/01/24	876,060

See Notes to Financial Statements

81

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Maryland: (continued)
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
$110,000	5.25%, 09/01/16 (c)	$112,460
210,000	5.25%, 09/01/16 (c)	215,202
220,000	5.25%, 09/01/16 (c)	226,994
		2,433,143
Massachusetts: 0.2%
130,000	Massachusetts Development Finance Agency (RB) 5.00%, 07/01/22 (c)	157,808
75,000	Massachusetts Health & Educational Facilities Authority, Series G (RB) 5.00%, 07/01/20 (c)	82,743
		240,551
Michigan: 3.9%
600,000	Detroit Wayne County Stadium Authority (RB) 5.00%, 10/01/16	601,980
	Michigan Finance Authority, Sewage Disposal System, Series C-8 (RB)
250,000	5.00%, 07/01/17	264,230
250,000	5.00%, 07/01/18	270,262
750,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	796,770
900,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 11/30/15 (c)	886,329
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	505,820
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
790,000	5.13%, 06/01/17 (c)	721,120
85,000	5.25%, 06/01/17 (c)	78,145
		4,124,656
Minnesota: 0.6%
355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	365,192
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	257,295
		622,487
Mississippi: 0.0%
25,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 11/25/15 (c)	25,168
Missouri: 0.7%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	501,295
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 11/30/15 (c)	140,413
Principal Amount		Value

Missouri: (continued)
$115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 11/30/15 (c)	$115,890
		757,598
Nebraska: 0.2%
200,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	210,500
New Hampshire: 0.0%
15,000	New Hampshire Higher Educational and Health Facilities Authority, Franklin Pierce College (RB) (ACA) 5.25%, 11/30/15 (c)	14,664
New Jersey: 6.7%
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	78,111
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	839,280
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	83,894
750,000	5.00%, 06/15/17	786,030
600,000	5.00%, 06/15/19	651,942
150,000	5.00%, 06/15/22 (c)	163,547
165,000	5.00%, 06/15/22	181,642
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
230,000	4.88%, 09/15/19	242,178
225,000	5.13%, 08/20/22 (c)	246,053
500,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	510,030
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	429,264
795,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	860,206
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,355,000	4.50%, 06/01/17 (c)	1,364,797
75,000	5.00%, 06/01/17 (c)	78,794
	Tobacco Settlement Financing Corp., Series 1A (RB)
500,000	5.00%, 06/01/17 (c)	529,190
40,000	5.00%, 06/01/17	42,513
		7,087,471
New Mexico: 1.4%
705,000	County of Otero, Jail Project (RB) 5.75%, 10/01/16 (c)	720,298

See Notes to Financial Statements

82

Principal Amount		Value

New Mexico: (continued)
$150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	$152,477
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	598,075
		1,470,850
New York: 6.9%
750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	778,365
400,000	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB) 4.75%, 01/01/20	395,080
545,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	563,535
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	26,017
100,000	5.00%, 01/01/17 (c)	104,127
65,000	5.00%, 01/01/17 (c)	67,721
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	230,492
	New York Dormitory Authority, Pace University, Series A (RB)
250,000	4.00%, 05/01/22	261,340
45,000	5.00%, 05/01/19	48,755
250,000	5.00%, 05/01/21	274,742
165,000	5.00%, 05/01/23	182,330
	New York Dormitory Authority, Yeshiva University (RB)
45,000	3.50%, 09/01/16	45,817
5,000	3.50%, 09/01/16	5,134
135,000	5.00%, 09/01/19 (c)	147,492
15,000	5.00%, 09/01/19 (c)	17,191
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	53,271
155,000	New York State Dormitory Authority, Orange Regional Medical Center (RB) 6.00%, 12/01/16	162,665
50,000	New York State Dormitory Authority, United Health Services Hospitals, Inc. (RB) (FHA) 3.00%, 08/01/16	50,860
750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	749,655
500,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project, Series A (RB) 5.00%, 07/01/19	541,190
Principal Amount		Value

New York: (continued)
$520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	$588,744
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
445,000	5.00%, 07/01/18	488,000
25,000	5.00%, 07/01/21 (c)	28,250
	Town of Oyster Bay, New York Public Improvement (GO)
35,000	3.00%, 08/15/17 (c)	35,584
55,000	3.00%, 08/15/17 (c)	55,619
605,000	3.00%, 08/15/17 (c)	620,875
50,000	3.00%, 08/15/17 (c)	50,993
70,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 06/01/16 (c)	70,981
575,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	646,743
		7,291,568
Ohio: 5.6%
25,000	Buckeye Tobacco Settlement Financing Authority, Series A-1 (RB) 5.00%, 06/01/17	26,579
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
2,250,000	5.13%, 06/01/17 (c)	2,013,817
275,000	5.38%, 06/01/17 (c)	250,937
340,000	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	353,967
	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC)
50,000	5.00%, 01/01/17 (c)	52,125
90,000	5.25%, 01/01/21	103,030
150,000	City of Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 11/30/15 (c)	151,523
75,000	County of Hamilton, Healthcare Facilities, Christ Hospital Project (RB) 5.25%, 06/01/22 (c)	87,779
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	51,398
135,000	5.00%, 02/15/20	147,181
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	8,965
935,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	957,412

See Notes to Financial Statements

83

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Ohio: (continued)
$240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	$265,961
210,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	230,782
650,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	693,459
530,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	545,131
		5,940,046
Oregon: 0.2%
225,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	239,182
Pennsylvania: 7.2%
300,000	Allegheny County Industrial Development Authority, Environmental Improvement (RB) 5.50%, 11/01/16	302,472
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
100,000	6.50%, 05/01/17	102,448
225,000	6.75%, 11/01/19 (c)	232,033
750,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	761,730
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	154,314
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	498,190
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	611,110
500,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	517,165
150,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	174,569
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
750,000	5.00%, 06/30/19	829,477
250,000	5.00%, 12/31/19	279,035
Principal Amount		Value

Pennsylvania: (continued)
$250,000	5.00%, 12/31/20	$282,130
250,000	5.00%, 12/31/21	284,237
250,000	5.00%, 12/31/23	286,130
750,000	5.00%, 12/31/24	861,540
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	159,824
500,000	Philadelphia Hospital and Higher Education Facilities Authority, Series A (RB) 5.00%, 07/01/17	525,675
	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB)
100,000	5.00%, 07/01/17 (c)	103,028
240,000	5.00%, 07/01/17	249,986
400,000	Susquehanna Area Regional Airport Authority, Series C (RB) 3.00%, 01/01/17	403,880
		7,618,973
Puerto Rico: 4.7%
150,000	Commonwealth of Puerto Rico, Public Improvement (GO) 22.53%, 07/01/17 ^	108,332
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
375,000	4.00%, 07/01/21	237,660
45,000	5.00%, 07/01/16 (c)	30,696
35,000	5.00%, 07/01/16 (c)	24,310
25,000	5.00%, 07/01/17 (c)	17,054
50,000	5.00%, 07/01/17 (c)	32,125
120,000	5.00%, 07/01/17 (c)	83,348
70,000	5.00%, 07/01/17 (c)	45,500
790,000	5.00%, 07/01/18 (c)	519,425
70,000	5.00%, 07/01/20	46,025
150,000	5.25%, 11/30/15 (c)	98,250
125,000	5.25%, 07/01/16 (c)	80,625
80,000	5.25%, 07/01/16 (c)	51,900
30,000	5.50%, 07/01/17	22,408
50,000	5.50%, 07/01/17	37,346
25,000	5.50%, 07/01/17	21,268
65,000	5.50%, 07/01/18	45,553
50,000	5.50%, 07/01/18 (c)	32,626
65,000	5.50%, 07/01/18	45,553
40,000	5.50%, 07/01/19	30,900
150,000	5.50%, 07/01/19	103,658
70,000	5.50%, 07/01/21	52,675
	Commonwealth of Puerto Rico, Public Improvement, Series D (GO)
105,000	4.25%, 07/01/16 (c)	70,338
10,000	5.00%, 07/01/16 (c)	6,811
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
100,000	4.13%, 07/01/16 (c)	64,513
100,000	4.75%, 07/01/16 (c)	64,511
10,000	5.00%, 07/01/16 (c)	9,875

See Notes to Financial Statements

84

Principal Amount		Value

Puerto Rico: (continued)
$60,000	Puerto Rico Electric Power Authority, Series JJ (RB) (XLCA) 5.38%, 07/01/17	$57,198
	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA)
45,000	5.50%, 07/01/17	42,984
95,000	5.50%, 07/01/18	89,933
	Puerto Rico Electric Power Authority, Series TT (RB)
20,000	4.20%, 07/01/17 (c)	12,945
15,000	5.00%, 07/01/17 (c)	9,705
	Puerto Rico Electric Power Authority, Series ZZ (RB)
180,000	5.00%, 07/01/18	116,460
50,000	5.00%, 07/01/19	32,363
500,000	Puerto Rico Government Development, Series B (RB) 5.00%, 12/01/16	247,635
95,000	Puerto Rico Highways & Transportation Authority, Series BB (RB) (AMBAC) 5.25%, 07/01/17	95,252
100,000	Puerto Rico Highways & Transportation Authority, Series K (RB) 5.00%, 11/30/15 (c)	37,250
	Puerto Rico Highways and Transportation Authority (RB)
140,000	5.00%, 01/01/16 (c)	52,150
405,000	5.75%, 11/30/15 (c)	264,311
	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC)
200,000	5.22%, 07/01/17 ^	180,888
100,000	5.25%, 07/01/18 ^	85,195
	Puerto Rico Highways and Transportation Authority, Series K (RB)
75,000	5.00%, 11/30/15 (c)	27,791
95,000	5.00%, 11/30/15 (c)	35,426
	Puerto Rico Highways and Transportation Authority, Series M (RB)
100,000	4.00%, 07/01/17	37,285
10,000	4.13%, 07/01/17 (c)	3,706
100,000	5.00%, 07/01/17 (c)	37,250
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	14,900
75,000	Puerto Rico Infrastructure Financing Authority, Series C (RB) (FGIC) 5.50%, 07/01/20	46,514
70,000	Puerto Rico Public Buildings Authority, Series F (RB) (COMWLTH GTD) 5.25%, 07/01/19	45,483
360,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	364,486
Principal Amount		Value

Puerto Rico: (continued)
	Puerto Rico Public Buildings Authority, Series M (RB) (COMWLTH GTD)
$65,000	5.50%, 07/01/19	$42,315
40,000	5.75%, 07/01/16	31,622
	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD)
40,000	5.25%, 07/01/17	29,324
65,000	5.50%, 07/01/17 (c)	42,315
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
35,000	5.75%, 07/01/18	23,959
70,000	6.00%, 07/01/19 (c)	44,906
40,000	Puerto Rico Public Buildings Authority, Series Q (RB) (COMWLTH GTD) 5.13%, 11/30/15 (c)	24,300
35,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.00%, 07/01/20	22,173
65,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.00%, 08/01/18	35,309
65,000	Puerto Rico Sales Tax Financing Corp., First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	32,094
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c)	140,000
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	91,805
	University of Puerto Rico, Series P (RB)
70,000	5.00%, 06/01/16 (c)	29,926
175,000	5.00%, 06/01/16 (c)	74,816
250,000	5.00%, 06/01/16 (c)	109,378
375,000	5.00%, 06/01/16 (c)	184,095
40,000	5.00%, 06/01/16 (c)	18,030
195,000	University of Puerto Rico, Series Q (RB) 5.00%, 06/01/16 (c)	105,398
		5,002,160
Rhode Island: 1.6%
	Tobacco Settlement Financing Corp., Series A (RB)
1,050,000	4.00%, 06/01/17	1,100,274
500,000	5.00%, 06/01/20	567,135
		1,667,409
South Carolina: 0.5%
75,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue (RB) (CIFG) 5.00%, 05/01/16 (c)	73,694
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	371,461
40,000	South Carolina Jobs-Economic Development Authority, Tuomey Healthcare System (RB) (AMBAC) 5.00%, 11/30/15 (c)	39,997
		485,152

See Notes to Financial Statements

85

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Dakota: 0.2%
$250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	$253,912
Tennessee: 0.1%
	Clarksville Natural Gas Acquisition Corp. (RB)
50,000	5.00%, 12/15/17	53,877
30,000	5.00%, 12/15/19	33,828
25,000	5.00%, 12/15/21	28,813
		116,518
Texas: 9.3%
300,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	352,326
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
750,000	4.50%, 07/01/20	785,895
1,000,000	4.75%, 07/01/24	1,090,290
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	537,135
250,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	254,217
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	521,255
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	249,987
750,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	823,507
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d)	3,600
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	278,542
250,000	5.00%, 07/01/24	277,790
350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	360,006
500,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	586,535
70,000	Tarrant County Cultural Education Facilities Finance Corp., Series C-1 (RB) 7.50%, 11/15/15 (c)	70,157
Principal Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
$100,000	5.00%, 12/15/16	$104,579
75,000	5.25%, 12/15/18	83,524
20,000	5.25%, 12/15/19	22,741
375,000	5.25%, 12/15/21	437,516
230,000	5.25%, 12/15/22	270,326
15,000	5.25%, 12/15/23	17,674
50,000	5.25%, 12/15/24	59,218
220,000	5.63%, 12/15/17	232,025
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	22,128
1,000,000	5.00%, 12/15/21	1,160,580
100,000	5.00%, 12/15/22 (c)	114,723
750,000	5.00%, 12/15/22	878,947
225,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	242,399
		9,837,622
Vermont: 0.2%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	172,398
Virgin Islands: 2.1%
	Virgin Islands Public Finance Authority, Series A (RB)
800,000	5.00%, 10/01/20	881,392
85,000	6.75%, 10/01/19	94,436
400,000	Virgin Islands Public Finance Authority, Series B (RB) 5.00%, 10/01/19	446,728
750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	837,015
		2,259,571
Virginia: 0.6%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,359
570,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	579,718
		605,077
Washington: 0.8%
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	329,784
450,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 11/20/15 (c)	450,634

See Notes to Financial Statements

86

Principal Amount		Value

Washington: (continued)
$100,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	$100,630
		881,048
West Virginia: 0.5%
500,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	500,920
65,000	West Virginia Hospital Finance Authority, Thomas health System, Inc. (RB) 6.25%, 10/01/18 (c)	68,210
		569,130
Wisconsin: 2.9%
900,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series B (RB) 5.00%, 07/01/22	968,877
750,000	Public Finance Authority, Rose Villa Project, Series B-1 (RB) 4.50%, 11/20/15 (c)	751,245
500,000	Public Finance Authority, Roseman University of Health Project (RB) 5.00%, 04/01/25	519,255
Principal Amount		Value

Wisconsin: (continued)
$480,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, Series A (RB) 7.00%, 06/01/20	$546,374
210,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	217,153
		3,002,904
Total Municipal Bonds (Cost: $104,325,770)		103,691,398

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $153,257)
153,257	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	153,257
Total Investments: 98.4% (Cost: $104,479,027)		103,844,655
Other assets less liabilities: 1.6%		1,656,160
NET ASSETS: 100.0%		$105,500,815

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

See Notes to Financial Statements

87

SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Education	7.5%	$7,841,502
Health Care	21.5	22,368,583
Industrial Revenue	36.5	37,910,478
Leasing	1.9	2,000,951
Local	4.7	4,848,173
Power	3.4	3,505,960
Solid Waste/Resource Recovery	0.9	886,329
Special Tax	9.0	9,371,266
State	2.4	2,488,847
Transportation	8.7	8,986,467
Water & Sewer	3.4	3,482,842
Money Market Fund	0.1	153,257
	100.0%	$103,844,655

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$103,691,398	$—	$103,691,398
Money Market Fund	153,257	—	—	153,257
Total	$153,257	$103,691,398	$—	$103,844,655

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

88

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.4%
$950,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/19	$1,084,938
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	113,118
		1,198,056
Alaska: 0.0%
55,000	State of Alaska, Series A (GO) 4.00%, 08/01/17	58,235
Arizona: 1.6%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	712,813
75,000	Arizona Transportation Board, Grant Anticipation, Series A (RB) 5.00%, 07/01/18	83,226
	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
75,000	4.00%, 07/01/18	81,299
865,000	5.00%, 07/01/17	928,448
50,000	5.00%, 07/01/19	57,186
115,000	5.00%, 07/01/21	136,962
250,000	City of Chandler (GO) 4.00%, 07/01/21	285,822
750,000	City of Phoenix, Civic Improvement Corp., Junior Lien (RB) 5.00%, 07/01/21	894,570
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	625,034
	Maricopa County Community College District, Series D (GO)
255,000	3.00%, 07/01/18	269,795
100,000	4.00%, 07/01/19	111,016
		4,186,171
Arkansas: 0.5%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	137,940
1,000,000	5.00%, 04/01/18	1,103,520
		1,241,460
California: 14.6%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,011,320
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,289,375
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	506,795
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	91,187
Principal Amount		Value

California: (continued)
$200,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 4.00%, 10/01/17	$213,120
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	56,454
800,000	5.00%, 03/01/21	938,960
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	833,315
	California State Department of Water Resources, Central Valley Project, Series AM (RB)
315,000	4.00%, 12/01/18	345,961
250,000	5.00%, 12/01/18	282,155
500,000	California State Department of Water Resources, Power Supply Revenue, Series N (RB) 5.00%, 05/01/20	586,190
50,000	California State Public Works Board, Department of Correction and Rehabilitation, Series A (RB) 4.00%, 09/01/17	53,015
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	99,661
	California State Public Works Board, Department of State Hospital, Series E (RB)
310,000	5.00%, 06/01/20	361,683
700,000	5.00%, 06/01/21	829,318
520,000	California State Public Works Board, Series E (RB) 4.00%, 06/01/17	547,082
50,000	California State Public Works Board, Series F (RB) 4.00%, 10/01/17	53,310
1,075,000	California State Public Works Board, Series G (RB) 4.00%, 11/01/17	1,145,703
	California State Public Works Board, Various Capital Projects, Series A (RB)
150,000	5.00%, 04/01/17	159,372
160,000	5.00%, 04/01/19	181,450
290,000	California State Public Works Board, Various Capital Projects, Series G (RB) 5.00%, 11/01/18	325,017
	California State Public Works Board, Various Capital Projects, Series I (RB)
75,000	5.00%, 11/01/19	86,329
750,000	5.00%, 11/01/20	882,510
100,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 3.00%, 03/01/17	103,257

See Notes to Financial Statements

89

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	California State University, Series A (RB)
$75,000	5.00%, 11/01/16	$78,557
75,000	5.00%, 11/01/18	84,436
	California State Various Purpose (GO)
100,000	2.00%, 04/01/17	102,216
1,370,000	4.00%, 09/01/17	1,456,214
230,000	4.00%, 02/01/18	247,064
1,055,000	4.00%, 02/01/19	1,161,027
430,000	5.00%, 02/01/17	454,639
1,225,000	5.00%, 04/01/17	1,303,694
1,550,000	5.00%, 10/01/17	1,680,758
1,375,000	5.00%, 10/01/17	1,490,995
400,000	5.00%, 11/01/17	435,128
50,000	5.00%, 12/01/17	54,563
75,000	5.00%, 03/01/18	82,460
1,400,000	5.00%, 04/01/18	1,543,864
1,385,000	5.00%, 09/01/18	1,547,557
1,050,000	5.00%, 09/01/18	1,173,238
1,000,000	5.00%, 09/01/18	1,117,370
50,000	5.00%, 02/01/19	56,620
200,000	5.00%, 02/01/20	232,596
1,000,000	5.00%, 04/01/20	1,167,360
300,000	5.00%, 09/01/20	353,127
1,550,000	5.00%, 09/01/20	1,824,489
25,000	5.00%, 10/01/20	29,476
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,006,050
500,000	City of Los Angeles, Series B (GO) 5.00%, 09/01/21	603,450
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
50,000	5.00%, 06/01/18	55,518
200,000	5.00%, 06/01/19	229,012
660,000	5.00%, 06/01/19	755,740
50,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	55,572
	Golden State Tobacco Securitization Corp., Series A (RB)
55,000	5.00%, 06/01/19	62,541
310,000	5.00%, 06/01/21	364,730
220,000	Los Angeles Community College District, series A (GO) 5.00%, 08/01/20	259,085
100,000	Los Angeles County Metropolitan Transportation Authority, Series B (RB) 5.00%, 06/01/19	114,658
	Los Angeles Department of Water & Power, Series A (RB)
50,000	4.50%, 07/01/21	58,611
75,000	5.00%, 07/01/19	86,099
100,000	5.00%, 07/01/20	117,711
275,000	Los Angeles Unified School District, Series A (GO) 4.00%, 07/01/18	298,933
Principal Amount		Value

California: (continued)
$750,000	Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/17	$805,920
	Metropolitan Water District of Southern California, Series C (RB)
100,000	4.00%, 10/01/17	106,560
100,000	4.00%, 10/01/18	109,544
140,000	5.00%, 07/01/17	150,438
1,050,000	5.00%, 07/01/18	1,170,466
175,000	5.00%, 07/01/19	201,103
95,000	Regents of the University of California (RB) 5.00%, 05/15/21	113,755
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	478,968
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	80,832
125,000	Sacramento City Financing Authority, Series B (RB) 5.00%, 08/15/17	134,957
290,000	San Diego County Water Authority, Series A (RB) 4.00%, 05/01/18	314,273
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	157,507
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	10,431
70,000	Santa Clara Valley Transportation Authority, Series B (RB) 5.00%, 04/01/17	74,507
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	91,913
105,000	State of California Department of Water Resources, Central Valley Project, Series AI (RB) 5.00%, 12/01/18	118,505
80,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	92,920
100,000	State of California Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/19	116,150
100,000	State of California Department of Water Resources, Power Supply Revenue, Series M (RB) 5.00%, 05/01/18	110,734
	State of California Department of Water Resources, Power Supply Revenue, Series N (RB)
40,000	4.00%, 05/01/18	43,306
75,000	5.00%, 05/01/18	83,051

See Notes to Financial Statements

90

Principal Amount		Value

California: (continued)
$100,000	University of California, Series AF (RB) 5.00%, 05/15/20	$117,383
		38,410,920
Colorado: 1.0%
1,000,000	City and County of Denver, Series A (GO) 5.00%, 08/01/17	1,077,020
50,000	Colorado Department of Transportation (RB) 4.00%, 12/15/16	52,044
	Colorado Health Facilities Authority, Series A (RB)
50,000	5.00%, 02/01/17	52,692
65,000	5.00%, 02/01/18	70,946
125,000	5.00%, 02/01/19	140,056
100,000	5.00%, 02/01/21	116,371
	Metro Wastewater Reclamation District, Series A (RB)
175,000	5.00%, 04/01/17	186,114
100,000	5.00%, 04/01/18	110,403
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	276,097
350,000	5.00%, 06/01/20	406,997
100,000	State of Colorado Department of Transportation (RB) 5.00%, 12/15/16	105,199
		2,593,939
Connecticut: 2.8%
770,000	Connecticut State, Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	770,254
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	589,220
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	108,685
1,000,000	5.00%, 09/01/20	1,171,460
75,000	State of Connecticut, Series B (RB) 5.00%, 01/01/19	84,478
	State of Connecticut, Series C (GO)
850,000	5.00%, 06/15/17	910,545
250,000	5.00%, 07/15/19	284,835
500,000	5.00%, 06/01/20	579,495
500,000	5.00%, 06/01/21	586,820
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	540,895
145,000	5.00%, 06/15/20	168,242
750,000	5.00%, 11/01/20	875,790
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	312,032
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	289,190
		7,271,941
Principal Amount		Value

Delaware: 0.2%
$500,000	State of Delaware, Series B (GO) 5.00%, 02/01/17	$528,715
District of Columbia: 0.2%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	182,541
80,000	5.00%, 12/01/19	92,677
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	81,729
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	57,044
		413,991
Florida: 5.3%
	Broward County School Board, Series A (CP)
175,000	5.00%, 07/01/18	193,902
155,000	5.00%, 07/01/19	176,495
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	55,719
	Broward County, Airport System Revenue, Series Q-1 (RB)
150,000	5.00%, 10/01/17	162,025
265,000	5.00%, 10/01/18	295,308
	Citizens Property Insurance Corp., Series A-1 (RB)
500,000	5.00%, 06/01/19	565,350
70,000	5.00%, 06/01/19	79,149
85,000	5.00%, 06/01/20	98,228
	City of Jacksonville, Series B (RB)
475,000	5.00%, 10/01/17	514,026
65,000	5.00%, 10/01/19	74,402
1,600,000	City of Jacksonville, Series C (RB)
	5.00%, 10/01/18	1,785,440
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	885,540
	Florida Department of Environmental Protection, Series A (RB)
205,000	5.00%, 07/01/20	239,274
125,000	5.00%, 07/01/20	145,899
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	72,693
200,000	5.00%, 10/01/19	229,840
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	167,752
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	792,948
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	128,500
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	227,027
50,000	5.00%, 07/01/20	58,138
500,000	5.00%, 07/01/21	589,235
50,000	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB) 5.00%, 07/01/20	58,138

See Notes to Financial Statements

91

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	$115,242
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	188,258
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	148,279
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	315,664
900,000	5.00%, 01/01/20	1,041,876
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	304,452
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	309,181
300,000	5.00%, 06/01/21	356,130
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	57,139
50,000	5.00%, 06/01/19	57,139
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
50,000	5.00%, 06/01/18	55,423
85,000	5.00%, 06/01/20	99,544
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series F (RB) 5.00%, 07/01/18	1,108,840
100,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	110,845
55,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/17	58,842
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	659,099
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,145,270
90,000	State of Florida, Department of Transportation, Turnpike Revenue, Series A (RB) 5.00%, 07/01/18	99,922
50,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 5.00%, 07/01/17	53,625
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	94,752
		13,974,550
Principal Amount		Value

Georgia: 3.1%
$75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	$87,900
70,000	City of Atlanta, Airport General Revenue, Series A (RB) 5.00%, 01/01/19	78,940
400,000	City of Atlanta, Airport Passenger Facility, Series B (RB) 5.00%, 01/01/17	420,952
600,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/17	632,004
315,000	City of Atlanta, Department of Aviation, Series C (RB) 5.00%, 01/01/20	364,379
330,000	Forsyth County School District (GO) 5.00%, 02/01/19	374,032
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,372,104
125,000	Fulton County, Water and Sewerage Revenue (RB) 5.00%, 01/01/18	136,634
60,000	Georgia State Road and Tollway Authority, Series A (RB) 5.00%, 03/01/17	63,660
1,415,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	1,519,823
250,000	Gwinnett County Water and Sewerage Authority (RB) 5.00%, 08/01/20	293,910
	Municipal Electric Authority of Georgia, Series A (RB)
500,000	5.00%, 11/01/17	541,720
1,000,000	5.00%, 01/01/20	1,153,670
50,000	5.00%, 01/01/21	58,519
280,000	Richmond County Board of Education (GO) 5.00%, 10/01/17	303,285
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	82,354
25,000	5.00%, 07/01/19	28,690
50,000	5.00%, 02/01/21	59,512
190,000	State of Georgia, Series C (GO) 5.00%, 07/01/18	211,586
500,000	State of Georgia, Series F (GO) 5.00%, 12/01/16	525,200
		8,308,874
Hawaii: 0.8%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	174,931
1,000,000	State of Hawaii, Series DZ (GO) 5.00%, 12/01/19	1,157,160
500,000	State of Hawaii, Series EA (GO) 5.00%, 12/01/16	524,810

See Notes to Financial Statements

92

Principal Amount		Value

Hawaii: (continued)
$235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	$269,435
		2,126,336
Illinois: 4.1%
	Chicago O’Hare International Airport, Third Lien, Series B (RB)
480,000	5.00%, 01/01/17	504,168
150,000	5.00%, 01/01/19	167,562
90,000	5.00%, 01/01/20	102,885
500,000	City of Chicago, Modern Schools Across Chicago Program, Series A (GO) 4.00%, 12/01/17	505,650
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	257,737
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	240,933
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	667,447
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	57,405
75,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/18	81,575
	State of Illinois (GO)
1,250,000	5.00%, 03/01/17	1,310,875
2,600,000	5.00%, 08/01/17	2,760,446
500,000	5.00%, 02/01/20	545,150
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,050,720
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	603,916
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	508,270
850,000	4.00%, 01/01/17	876,987
500,000	5.00%, 04/01/17	525,655
		10,767,381
Indiana: 0.7%
	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB)
100,000	5.00%, 10/01/17	108,057
710,000	5.00%, 10/01/19	811,239
640,000	5.00%, 10/01/20	748,250
200,000	Indianapolis Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/19	226,516
		1,894,062
Iowa: 0.5%
	Iowa Finance Authority (RB)
575,000	5.00%, 08/01/18	641,683
200,000	5.00%, 08/01/19	229,624
285,000	5.00%, 08/01/20	334,770
		1,206,077
Principal Amount		Value

Kansas: 0.1%
$125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	$140,980
50,000	State of Kansas Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/19	57,588
50,000	State of Kansas Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/19	57,588
		256,156
Kentucky: 0.9%
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	56,700
200,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.00%, 07/01/17	213,054
	Kentucky State Property and Building Commission, Project No. 100, Series A (RB)
400,000	5.00%, 08/01/17	430,080
500,000	5.00%, 08/01/19	567,535
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	55,359
205,000	5.00%, 07/01/19	232,956
55,000	5.00%, 07/01/20	63,898
50,000	Louisville/Jefferson County Metropolitan Government, Series A (RB) 5.00%, 12/01/19	57,191
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	713,274
		2,390,047
Louisiana: 0.9%
	City of Lafayette, Utilities Revenue (RB)
60,000	5.00%, 11/01/19	68,785
150,000	5.00%, 11/01/20	175,315
	State of Louisiana Gasoline & Fuels Tax Revenue (RB)
110,000	5.00%, 05/01/19	125,224
145,000	5.00%, 05/01/20	168,816
1,350,000	State of Louisiana, Series A (GO) 5.00%, 11/15/19	1,553,553
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	57,109
250,000	5.00%, 07/15/20	292,012
		2,440,814
Maine: 0.0%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	57,405

See Notes to Financial Statements

93

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Maryland: 4.0%
	Baltimore County Consolidated Public Improvement (GO)
$60,000	5.00%, 08/01/17	$64,643
1,900,000	5.00%, 08/01/18	2,119,260
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	287,327
	Maryland Department of Transportation (RB)
380,000	5.00%, 05/01/17	405,559
500,000	5.00%, 06/01/18	554,090
50,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	58,409
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	279,137
100,000	5.00%, 08/15/19	114,401
	Montgomery County, Consolidated Public Improvement, Series A (GO)
50,000	5.00%, 11/01/17	54,391
100,000	5.00%, 07/01/20	117,661
25,000	5.00%, 11/01/20	29,616
300,000	5.00%, 07/01/21	359,814
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	55,205
90,000	4.00%, 03/01/21	102,661
750,000	State of Maryland Department of Transportation (RB) 5.00%, 05/01/19	854,632
100,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/19	114,891
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
450,000	5.00%, 03/01/17	477,202
140,000	5.00%, 03/01/19	159,006
2,000,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.50%, 08/01/19	2,261,140
1,330,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,483,096
100,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/17	107,738
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	223,022
200,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	237,528
		10,520,429
Massachusetts: 2.1%
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	58,262
335,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 12/01/18	377,542
Principal Amount		Value

Massachusetts: (continued)
	Commonwealth of Massachusetts, Series B (GO)
$100,000	5.00%, 08/01/19	$114,812
500,000	5.00%, 08/01/20	587,820
1,000,000	Commonwealth of Massachusetts, Series E (GO) 5.00%, 12/01/16	1,050,290
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,093,710
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,230,658
200,000	5.00%, 08/15/19	229,926
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	619,363
80,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/18	89,162
		5,451,545
Michigan: 2.5%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	82,753
1,165,000	Michigan Finance Authority, Clean Water Revolving Revenue (RB) 5.00%, 10/01/17	1,262,347
120,000	Michigan Finance Authority, School District of the City of Detroit (RB) (SAW) 5.00%, 06/01/19	130,583
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
645,000	4.00%, 01/01/19	708,816
1,000,000	5.00%, 07/01/17	1,073,700
200,000	5.00%, 01/01/18	218,796
850,000	5.00%, 07/01/18	944,894
100,000	5.00%, 07/01/19	114,488
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	199,404
55,000	5.00%, 07/01/19 (c)	62,670
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	512,535
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	317,282
375,000	5.00%, 09/01/19	423,904

See Notes to Financial Statements

94

Principal Amount		Value

Michigan: (continued)
$570,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	$633,914
		6,686,086
Minnesota: 1.9%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,235,053
1,755,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	1,909,580
675,000	Regents of University of Minnesota, Series A (RB) 5.00%, 12/01/18	758,963
50,000	State of Minnesota, State Trunk Highway, Series B (GO) 5.00%, 10/01/18	56,056
		4,959,652
Mississippi: 0.4%
	Mississippi Development Bank, Highway Construction Project (RB)
825,000	5.00%, 01/01/18	899,357
175,000	5.00%, 01/01/21	204,249
		1,103,606
Missouri: 1.2%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
50,000	5.00%, 10/01/17	54,148
45,000	5.00%, 10/01/19	51,714
700,000	5.00%, 10/01/20	821,303
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	173,216
115,000	5.00%, 11/01/19	133,004
475,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/19	541,794
500,000	Missouri Highway and Transportation Commission, Senior Lien, Series C (RB) 5.00%, 02/01/17	528,520
900,000	State of Missouri, Series A (CP) 2.13%, 10/01/18	927,378
		3,231,077
Nebraska: 0.8%
50,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	58,791
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	345,444
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,093,750
Principal Amount		Value

Nebraska: (continued)
	Omaha Public Power District, Electric System Revenue, Series B (RB)
$75,000	5.00%, 02/01/19	$84,956
400,000	5.00%, 02/01/21	473,192
		2,056,133
Nevada: 0.3%
220,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	249,812
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	56,776
25,000	State of Nevada, Capital Improvement, Series A (GO) 5.00%, 08/01/19	28,663
500,000	State of Nevada, Unemployment Compensation (RB) 5.00%, 06/01/17	535,170
		870,421
New Jersey: 5.7%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
65,000	4.00%, 11/01/19	71,221
250,000	5.00%, 11/01/20	287,127
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	528,560
575,000	5.00%, 06/15/19	616,130
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	216,104
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
440,000	5.00%, 09/01/17	474,663
185,000	5.00%, 09/01/18	197,116
275,000	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB) 5.00%, 09/01/16	285,805
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	323,382
500,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	534,700
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,060,960
1,455,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,632,335
	New Jersey Transit Corp., Series A (RB)
1,000,000	5.00%, 09/15/18	1,090,380
350,000	5.00%, 09/15/19	387,607

See Notes to Financial Statements

95

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New Jersey: (continued)
	New Jersey Transportation Trust Fund Authority, Series A (RB)
$1,000,000	5.00%, 12/15/19	$1,084,090
265,000	5.00%, 06/15/20	287,671
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	648,725
245,000	5.00%, 06/15/18	260,462
250,000	5.00%, 06/15/19	269,397
870,000	5.00%, 06/15/20	944,428
1,945,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,067,749
1,450,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	1,530,605
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	164,586
		14,963,803
New Mexico: 0.9%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	715,656
	State of New Mexico Severance Tax, Series A (RB)
55,000	5.00%, 07/01/17	59,025
55,000	5.00%, 07/01/17	59,025
325,000	5.00%, 07/01/18	360,555
1,000,000	5.00%, 07/01/19 (c)	1,139,070
75,000	5.00%, 07/01/19 (c)	85,459
		2,418,790
New York: 16.5%
	City of New York, Series A (GO)
1,750,000	5.00%, 08/01/17	1,882,877
50,000	5.00%, 08/01/19	57,148
750,000	City of New York, Series A-1 (GO) 5.00%, 08/01/18	833,947
1,000,000	City of New York, Series B (GO) 5.00%, 08/01/20	1,168,590
	City of New York, Series D (GO)
600,000	5.00%, 10/01/17	649,416
165,000	5.00%, 08/01/19	188,588
	City of New York, Series G (GO)
1,000,000	5.00%, 08/01/19	1,142,960
370,000	5.00%, 08/01/20	432,378
	City of New York, Series I (GO)
250,000	5.00%, 08/01/17	268,982
300,000	5.00%, 08/01/17	322,779
325,000	5.00%, 08/01/18	361,377
230,000	5.00%, 08/01/19	262,881
1,000,000	5.00%, 08/01/20	1,168,590
250,000	City of New York, Subseries 1 (GO) 5.00%, 08/01/17	268,982
960,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,090,378
Principal
Amount		Value

New York: (continued)
$130,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/19	$149,380
	Metropolitan Transportation Authority, Series C (RB)
130,000	4.00%, 11/15/16	134,822
200,000	5.00%, 11/15/17	217,352
100,000	5.00%, 11/15/18	112,006
65,000	5.00%, 11/15/18	72,804
175,000	5.00%, 11/15/20	205,406
	Metropolitan Transportation Authority, Series D (RB)
1,375,000	5.00%, 11/15/16	1,440,134
80,000	5.00%, 11/15/16	83,790
520,000	5.00%, 11/15/17	565,115
60,000	5.00%, 11/15/17	65,206
550,000	5.00%, 11/15/18	616,033
280,000	5.00%, 11/15/19	321,742
150,000	5.00%, 11/15/19	172,362
215,000	5.00%, 11/15/20	252,356
50,000	5.00%, 11/15/20	58,688
	Metropolitan Transportation Authority, Series F (RB)
395,000	5.00%, 11/15/17	429,270
150,000	5.00%, 11/15/18	168,009
75,000	5.00%, 11/15/19	86,181
75,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/20	88,331
125,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/18	140,252
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB)
100,000	5.00%, 11/01/17	108,677
150,000	5.00%, 11/01/18	168,303
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
650,000	5.00%, 05/01/18	719,088
60,000	5.00%, 05/01/19	68,326
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	54,726
25,000	5.00%, 02/01/19	28,267
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	317,990
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	53,663
1,000,000	5.00%, 11/01/19	1,153,590
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	579,910

See Notes to Financial Statements

96

Principal
Amount		Value

New York: (continued)
$500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	$561,170
40,000	New York State Dormitory Authority, New York State University, Series A (RB) 5.00%, 07/01/21	47,448
115,000	New York State Dormitory Authority, Series A (RB) (SAW) 5.00%, 10/01/19	131,873
	New York State Dormitory Authority, State Personal Income Tax (RB)
260,000	5.00%, 02/15/18	285,186
500,000	5.00%, 02/15/20	580,625
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	580,625
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,000,000	5.00%, 03/15/17	1,061,510
50,000	5.00%, 03/15/18	54,994
400,000	5.00%, 03/15/19	453,932
630,000	5.00%, 03/15/20	732,936
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
75,000	4.00%, 03/15/18	80,737
1,400,000	4.00%, 03/15/19	1,542,492
75,000	5.00%, 03/15/17	79,581
1,675,000	5.00%, 03/15/19	1,900,840
125,000	5.00%, 03/15/20	145,424
1,000,000	5.00%, 03/15/20	1,163,390
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
60,000	4.00%, 03/15/17	62,893
920,000	4.00%, 03/15/20	1,034,200
300,000	5.00%, 03/15/20	349,992
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
1,250,000	5.00%, 06/15/20	1,466,250
280,000	5.00%, 06/15/20	328,440
165,000	5.00%, 06/15/20	193,545
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series B (RB)
600,000	4.00%, 06/15/20	676,908
820,000	5.00%, 06/15/19	938,646
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	703,800
80,000	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB) 3.00%, 05/01/19	84,910
Principal
Amount		Value

New York: (continued)
$800,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/19	$908,688
2,455,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	2,773,978
580,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/17	610,520
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
275,000	5.00%, 03/15/18	302,877
450,000	5.00%, 03/15/19	510,354
150,000	New York State Urban Development Corp., State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	170,170
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/17	265,270
500,000	5.00%, 03/15/18	550,065
55,000	5.00%, 03/15/20	63,885
55,000	Port Authority of New York and New Jersey, One Hundred Eightieth Series (RB) 3.00%, 06/01/17	57,066
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	67,541
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	316,910
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/17	1,071,000
1,100,000	5.00%, 06/01/18	1,215,720
500,000	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM) 3.00%, 03/01/18	522,095
90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	99,775
85,000	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB) 5.00%, 11/15/19	98,216
		43,578,129
North Carolina: 2.1%
1,000,000	Country of Wake, Series B (GO) 5.00%, 02/01/20	1,165,700
100,000	County of Guilford, Series A (GO) 5.00%, 03/01/21	119,031

See Notes to Financial Statements

97

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

North Carolina: (continued)
	County of Mecklenburg, Series A (GO)
$250,000	5.00%, 12/01/17	$272,812
140,000	5.00%, 12/01/18	157,916
130,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	145,453
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	390,720
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
40,000	4.00%, 01/01/19	43,813
80,000	4.00%, 01/01/19	87,416
40,000	4.00%, 01/01/20	44,426
60,000	4.00%, 01/01/20	67,027
20,000	5.00%, 01/01/18	21,785
5,000	5.00%, 01/01/18	5,457
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,122,960
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,123,830
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	333,156
100,000	State of North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/19	113,803
200,000	State of North Carolina, Series C (GO) 5.00%, 05/01/20	234,476
		5,449,781
Ohio: 2.2%
1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 07/01/19	1,146,820
55,000	City of Columbus, Various Purpose, Series B (GO) 4.00%, 08/15/17	58,378
750,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	767,977
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	141,228
1,000,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,028,550
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	139,067
Principal
Amount		Value

Ohio: (continued)
$125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	$138,760
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	116,072
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	494,496
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	273,202
50,000	5.00%, 08/01/19	57,307
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	57,307
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	55,315
35,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/19	39,857
	State of Ohio, Major New State Infrastructure Project, Series 1 (RB)
100,000	4.00%, 12/15/16	104,054
50,000	5.00%, 12/15/17	54,404
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,063,652
		5,736,446
Oklahoma: 0.1%
100,000	Grand River Dam Authority, Series A (RB) 3.00%, 06/01/18	105,412
50,000	Oklahoma Development Finance Authority, Health System, Series A (RB) 5.00%, 08/15/18	55,631
		161,043
Oregon: 1.1%
60,000	City of Portland, Sewer System, First Lien, Series A (RB) 5.00%, 06/01/19	68,430
60,000	Oregon State Facilities Authority, Legacy Health project, Series A (RB) 5.25%, 05/01/21	71,504
	Oregon State Facilities Authority, Legacy Health Project, Series A (RB)
200,000	5.00%, 05/01/17	212,956
600,000	5.25%, 05/01/19	684,180
50,000	Oregon State Facilities Authority, Providence Health and Services, Series A (RB) 5.00%, 10/01/20	58,535
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
615,000	5.00%, 04/01/19	700,110
130,000	5.00%, 04/01/20	151,879

See Notes to Financial Statements

98

Principal
Amount		Value

Oregon: (continued)
$65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	$75,635
775,000	Tri-County Metropolitan Transportation District (RB) 5.00%, 05/01/17 (c)	825,080
50,000	Tri-County Metropolitan Transportation District, Series A (RB) 5.00%, 10/01/20	58,071
		2,906,380
Pennsylvania: 4.3%
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	46,315
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,071,800
900,000	5.00%, 06/15/18	993,384
90,000	5.00%, 07/01/18	99,445
1,000,000	5.00%, 07/01/18	1,104,940
	Commonwealth of Pennsylvania, First Series (GO)
655,000	5.00%, 11/15/18	731,766
1,000,000	5.00%, 04/01/19	1,126,520
300,000	5.00%, 06/01/19	339,324
50,000	Commonwealth of Pennsylvania, Public School Building Authority (RB) 5.00%, 04/01/18	54,111
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	570,540
160,000	County of Allegheny, Port Authority (RB) 5.00%, 03/01/19	178,813
	County of Allegheny, Series C-73 (GO)
60,000	4.00%, 12/01/17	63,905
835,000	5.00%, 12/01/19	956,509
275,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 01/01/19 (c)	308,107
	Pennsylvania Economic Development, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	605,528
550,000	5.00%, 07/01/17	590,535
1,250,000	5.00%, 07/01/18	1,390,250
475,000	5.00%, 01/01/19	536,137
50,000	5.00%, 07/01/19	57,283
	Pennsylvania Economic Development, Unemployment Compensation, Series B (RB)
205,000	5.00%, 07/01/19 (c)	233,587
35,000	5.00%, 07/01/19 (c)	39,881
125,000	Port Authority of Allegheny County, Series C-73 (RB) 5.00%, 03/01/17	132,281
Principal
Amount		Value

Pennsylvania: (continued)
$50,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/20	$57,686
		11,288,647
South Carolina: 0.6%
50,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/18	54,949
125,000	Berkeley County, Combined Utility System (RB) 5.00%, 06/01/17	133,690
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	88,303
100,000	County of Florence (GO) (SAW) 3.00%, 06/01/17	103,869
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,118,560
150,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/19	166,401
		1,665,772
Tennessee: 0.6%
900,000	Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue (RB) 5.00%, 07/01/17	964,773
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	26,917
75,000	5.00%, 03/01/21	89,231
200,000	Summer County (GO) 5.00%, 06/01/20	234,316
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	147,068
150,000	5.00%, 11/01/19	173,421
		1,635,726
Texas: 8.2%
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	59,019
295,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/19	339,046
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	341,685
	City of Dallas (GO)
100,000	5.00%, 02/15/20	116,171
575,000	5.00%, 02/15/21	680,645
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	615,026
100,000	City of Dallas, Series A (GO) 5.00%, 02/15/18	109,806

See Notes to Financial Statements

99

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$50,000	City of Dallas, Series C (GO) 4.00%, 02/15/19	$55,016
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
50,000	5.00%, 10/01/18	56,040
150,000	5.00%, 10/01/20	176,619
1,250,000	City of Fort Worth, Waterworks and Sewer System Revenue (RB) 5.00%, 02/15/18	1,373,175
50,000	City of Frisco (GO) 5.00%, 02/15/19	56,629
750,000	City of Houston, Combined Utility System, First Lien, Series C (RB) 5.00%, 05/15/20	874,582
	City of Houston, Series A (GO)
75,000	4.00%, 03/01/17	78,533
460,000	5.00%, 03/01/18	505,310
50,000	5.00%, 03/01/18	54,913
550,000	5.00%, 03/01/20	639,336
25,000	5.00%, 03/01/20 (c)	28,900
640,000	5.00%, 03/01/20	742,483
1,350,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	1,596,240
160,000	City of San Antonio, Electric and Gas Revenue (RB) 5.00%, 02/01/20	185,643
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	592,600
65,000	5.00%, 02/01/21	77,038
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	927,439
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,062,080
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	53,691
	Dallas Independent School District (GO)
50,000	5.00%, 08/15/19	57,301
295,000	5.00%, 02/15/21	349,035
120,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	143,390
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	261,575
50,000	Houston Community College System (GO) 5.00%, 02/15/21	59,299
100,000	Houston Independent School District (RB) 5.00%, 09/15/19	114,467
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	300,409
Principal
Amount		Value

Texas: (continued)
$100,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/18	$108,723
	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB)
300,000	5.00%, 05/15/17	319,842
175,000	5.00%, 05/15/20	202,312
60,000	Lower Colorado River Authority, Series A (RB) 5.00%, 05/15/19	67,970
1,500,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/19	1,699,245
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	222,500
50,000	North Texas Municipal Water District (RB) 5.00%, 09/01/20	58,675
195,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/20	223,940
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	513,850
490,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	501,770
1,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,147,220
510,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	571,924
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,138,657
	Texas Transportation Commission (GO)
50,000	5.00%, 10/01/19	57,730
500,000	5.00%, 10/01/20	588,470
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	569,740
210,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/17	223,429
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
100,000	4.75%, 04/01/17	106,044
60,000	5.00%, 04/01/18	66,151
250,000	5.00%, 04/01/20	291,255
150,000	University of Texas System, Board of Regents, Series A (RB) 5.00%, 08/15/17	161,865
		21,524,453

See Notes to Financial Statements

100

Principal
Amount		Value

Utah: 0.7%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
$75,000	5.00%, 07/01/18	$83,184
35,000	5.00%, 07/01/19	39,921
50,000	State of Utah, Series A (GO) 5.00%, 07/01/19	57,361
650,000	State of Utah, Series C (GO) 5.00%, 07/01/18	723,664
925,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	995,929
		1,900,059
Virginia: 1.0%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	576,370
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	66,882
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	565,340
150,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/17	158,595
150,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/19	171,972
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	540,535
50,000	Virginia Commonwealth Transportation Board, Capital Project (RB) 5.00%, 05/15/19	57,052
500,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB) 5.00%, 05/15/20	584,980
		2,721,726
Washington: 2.5%
30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	33,972
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	633,399
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
150,000	5.00%, 07/01/18	166,746
1,200,000	5.00%, 07/01/19	1,374,780
65,000	5.00%, 07/01/20	76,157
Principal
Amount		Value

Washington: (continued)
$55,000	Energy Northwest, Project 3 Electric Revenue, Series A (RB) 5.00%, 07/01/18	$61,140
35,000	Grant County Public Utility District No. 2, Series I (RB) 5.00%, 01/01/19	39,353
50,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	59,638
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB) 5.00%, 12/01/17	288,604
125,000	Public Utility District No. 2 of Grant County, Series I (RB) 5.00%, 01/01/18	136,577
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	202,565
75,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	87,097
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,815,000	5.00%, 09/01/18	2,014,015
100,000	5.00%, 09/01/19	113,881
	Washington State Federal Highway Grant Anticipation, Series F (RB)
50,000	5.00%, 09/01/17	53,740
180,000	5.00%, 09/01/21	212,587
	Washington State, Various Purpose, Series R-A (GO)
60,000	5.00%, 07/01/17	64,401
500,000	5.00%, 07/01/20	585,325
75,000	5.00%, 07/01/20	87,799
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	285,927
		6,577,703
Wisconsin: 1.1%
	City of Milwaukee, Series N2 (GO)
135,000	5.00%, 05/01/17	143,849
250,000	5.00%, 05/01/19	283,400
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	116,866
	State of Wisconsin, Series 1 (GO)
1,380,000	5.00%, 05/01/17	1,471,108
230,000	5.00%, 05/01/20	269,206
	State of Wisconsin, Series 2 (GO)
305,000	5.00%, 11/01/18	342,793
150,000	5.00%, 05/01/19	171,148
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	55,401
		2,853,771
Total Municipal Bonds (Cost: $258,376,786)		259,586,308

See Notes to Financial Statements

101

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number
of Shares		Value

MONEY MARKET FUND: 0.3% (Cost: $807,541)
807,541	Dreyfus Tax Exempt Cash Management Fund – Class B Shares	$807,541

Value

Total Investments: 98.8% (Cost: $259,184,327)	$260,393,849
Other assets less liabilities: 1.2%	3,203,020
NET ASSETS: 100.0%	$263,596,869

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor

Summary of Investments
by Sector (unaudited)	% of Investments	Value
Education	4.8%	$12,442,684
Health Care	5.4	13,950,845
Industrial Revenue	2.3	5,958,357
Leasing	7.4	19,307,326
Local	14.1	36,736,046
Power	6.5	16,946,993
Special Tax	12.7	33,166,531
State	23.4	60,964,908
Transportation	14.6	38,121,834
Water & Sewer	8.5	21,990,784
Money Market Fund	0.3	807,541
	100.0%	$260,393,849

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$259,586,308	$—	$259,586,308
Money Market Fund	807,541	—	—	807,541
Total	$807,541	$259,586,308	$—	$260,393,849

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

102

[This page intentionally left blank.]

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2015 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF
Assets:
Investments, at value (1)	$52,456,347	$1,617,151,933	$1,232,471,420
Cash	145	12,313,161	—
Receivables:
Investment securities sold	—	36,866	1,184,195
Shares sold	—	425,394	—
Dividends and interest	179,767	28,878,810	14,965,804
Prepaid expenses	538	—	—
Total assets	52,636,797	1,658,806,164	1,248,621,419

Liabilities:
Payables:
Investment securities purchased	—	2,920,526	1,209,046
Shares redeemed	—	398,091	—
Due to Adviser	11,834	471,746	243,879
Due to custodian	—	—	500
Deferred Trustee fees	1,529	3,184	3,000
Accrued expenses	52,044	—	—
Total liabilities	65,407	3,793,547	1,456,425
NET ASSETS	$52,571,390	$1,655,012,617	$1,247,164,994
Shares outstanding	2,000,000	53,700,000	52,700,000
Net asset value, redemption and offering price per share	$26.29	$30.82	$23.67

Net assets consist of:
Aggregate paid in capital	$54,878,233	$1,651,417,915	$1,221,700,961
Net unrealized appreciation (depreciation)	(1,115,466)	24,926,474	21,766,490
Undistributed net investment income	262,043	11,254,991	2,434,365
Accumulated net realized gain (loss)	(1,453,420)	(32,586,763)	1,263,178
	$52,571,390	$1,655,012,617	$1,247,164,994
(1) Cost of investments	$53,571,813	$1,592,225,459	$1,210,704,931

See Notes to Financial Statements

104

Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF	Short Municipal Index ETF

$105,615,572	$19,501,660	$103,844,655	$260,393,849
—	—	—	—

18,777	—	—	—
1,462	—	—	—
1,365,521	279,022	1,687,336	3,250,592
—	—	—	—
107,001,332	19,780,682	105,531,991	263,644,441

1,984,340	—	—	—
—	—	—	—
20,846	4,452	31,176	45,972
1,462	—	—	—
1,517	865	—	1,600
—	—	—	—
2,008,165	5,317	31,176	47,572
$104,993,167	$19,775,365	$105,500,815	$263,596,869
5,350,000	800,000	4,200,000	14,950,000
$19.62	$24.72	$25.12	$17.63

$104,553,000	$20,060,202	$106,423,505	$262,319,874
2,267,361	180,447	(634,373)	1,209,522
331,634	11,183	637,708	267,861
(2,158,828)	(476,467)	(926,025)	(200,388)
$104,993,167	$19,775,365	$105,500,815	$263,596,869
$103,348,211	$19,321,212	$104,479,027	$259,184,327

See Notes to Financial Statements

105

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2015 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF
Income:
Dividends	$1,455,065	$—	$—
Interest	—	41,440,718	14,727,747
Total income	1,455,065	41,440,718	14,727,747

Expenses:
Management fees	97,786	2,729,600	1,343,141
Professional fees	17,883	—	—
Insurance	343	—	—
Trustees’ fees and expenses	961	—	—
Reports to shareholders	1,440	—	—
Indicative optimized portfolio value fee	2,792	—	—
Custodian fees	1,343	—	—
Registration fees	2,796	—	—
Transfer agent fees	1,115	—	—
Fund accounting fees	728	—	—
Interest	242	884	76
Other	2,804	—	—
Total expenses	130,233	2,730,484	1,343,217
Waiver of management fees	(32,205)	—	—
Net expenses	98,028	2,730,484	1,343,217
Net investment income	1,357,037	38,710,234	13,384,530

Net realized gain (loss) on:
Investments	(344,346)	(6,317,080)	248,818
In-kind redemptions	84,584	4,259,957	2,918,005
Net realized gain (loss)	(259,762)	(2,057,123)	3,166,823

Net change in unrealized appreciation (depreciation) on:
Investments	(206,342)	(11,631,508)	6,245,066
Net change in unrealized appreciation (depreciation)	(206,342)	(11,631,508)	6,245,066
Net Increase in Net Assets Resulting from Operations	$890,933	$25,021,603	$22,796,419

See Notes to Financial Statements

106

Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF	Short Municipal Index ETF

$—	$—	$—	$—
1,948,688	120,019	2,035,412	1,811,672
1,948,688	120,019	2,035,412	1,811,672

124,473	26,666	183,386	272,824
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	257	274
—	—	—	—
124,473	26,666	183,643	273,098
—	—	—	—
124,473	26,666	183,643	273,098
1,824,215	93,353	1,851,769	1,538,574

(52,994)	7,435	(373,533)	(201,326)
970,181	29,083	7,866	161,560
917,187	36,518	(365,667)	(39,766)

(849,819)	40,564	(1,081,581)	1,389,740
(849,819)	40,564	(1,081,581)	1,389,740
$1,891,583	$170,435	$404,521	$2,888,548

See Notes to Financial Statements

107

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,357,037	$2,114,964	$38,710,234	$67,406,407
Net realized gain (loss)	(259,762)	26,977	(2,057,123)	(2,891,828)
Net change in unrealized appreciation (depreciation)	(206,342)	1,383,885	(11,631,508)	41,438,623
Net increase in net assets resulting from operations	890,933	3,525,826	25,021,603	105,953,202

Dividends to shareholders:
Dividends from net investment income	(1,318,305)	(2,054,565)	(37,821,470)	(62,359,330)

Share transactions:**
Proceeds from sale of shares	7,630,310	23,626,855	192,944,385	710,819,146
Cost of shares redeemed	(2,552,893)	(9,118,780)	(130,732,563)	(126,625,437)
Increase (Decrease) in net assets resulting from share transactions	5,077,417	14,508,075	62,211,822	584,193,709
Total increase (decrease) in net assets	4,650,045	15,979,336	49,411,955	627,787,581
Net Assets, beginning of period	47,921,345	31,942,009	1,605,600,662	977,813,081
Net Assets, end of period†	$52,571,390	$47,921,345	$1,655,012,617	$1,605,600,662
† Including undistributed net investment income	$262,043	$223,311	$11,254,991	$10,366,227

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	900,000	6,300,000	23,100,000
Shares redeemed	(100,000)	(350,000)	(4,300,000)	(4,100,000)
Net increase (decrease)	200,000	550,000	2,000,000	19,000,000

See Notes to Financial Statements

108

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF
For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
(unaudited)		(unaudited)		(unaudited)

$13,384,530	$19,473,947	$1,824,215	$3,375,353	$93,353	$233,231
3,166,823	4,764,133	917,187	(38,518)	36,518	259,473
6,245,066	4,463,137	(849,819)	2,210,073	40,564	(342,518)
22,796,419	28,701,217	1,891,583	5,546,908	170,435	150,186

(12,910,460)	(18,805,590)	(1,837,120)	(3,307,095)	(86,040)	(231,520)

297,129,840	569,005,154	17,568,085	47,344,587	—	7,390,247
(102,656,337)	(161,213,684)	(21,401,240)	(17,609,462)	(2,468,779)	(19,728,127)

194,473,503	407,791,470	(3,833,155)	29,735,125	(2,468,779)	(12,337,880)
204,359,462	417,687,097	(3,778,692)	31,974,938	(2,384,384)	(12,419,214)
1,042,805,532	625,118,435	108,771,859	76,796,921	22,159,749	34,578,963
$1,247,164,994	$1,042,805,532	$104,993,167	$108,771,859	$19,775,365	$22,159,749
$2,434,365	$1,960,295	$331,634	$344,539	$11,183	$3,870

12,700,000	24,200,000	900,000	2,400,000	—	300,000
(4,400,000)	(6,900,000)	(1,100,000)	(900,000)	(100,000)	(800,000)
8,300,000	17,300,000	(200,000)	1,500,000	(100,000)	(500,000)

See Notes to Financial Statements

109

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short High-Yield Municipal Index ETF		Short Municipal Index ETF
	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015	For the Six Months Ended October 31, 2015	For the Year Ended April 30, 2015
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,851,769	$2,495,669	$1,538,574	$2,982,096
Net realized gain (loss)	(365,667)	(386,042)	(39,766)	435,597
Net change in unrealized appreciation (depreciation)	(1,081,581)	319,511	1,389,740	(1,529,758)
Net increase in net assets resulting from operations	404,521	2,429,138	2,888,548	1,887,935

Dividends to shareholders:
Dividends from net investment income	(1,655,020)	(2,137,290)	(1,524,660)	(2,977,285)

Share transactions:**
Proceeds from sale of shares	15,125,794	81,242,317	47,290,219	114,601,149
Cost of shares redeemed	(7,545,718)	(10,130,650)	(59,598,454)	(81,101,856)
Increase (Decrease) in net assets resulting from share transactions	7,580,076	71,111,667	(12,308,235)	33,499,293
Total increase (decrease) in net assets	6,329,577	71,403,515	(10,944,347)	32,409,943
Net Assets, beginning of period	99,171,238	27,767,723	274,541,216	242,131,273
Net Assets, end of period†	$105,500,815	$99,171,238	$263,596,869	$274,541,216
† Including undistributed net investment income	$637,708	$440,959	$267,861	$253,947

** Shares of Common Stock Issued (no par value)
Shares sold	600,000	3,200,000	2,700,000	6,500,000
Shares redeemed	(300,000)	(400,000)	(3,400,000)	(4,600,000)
Net increase (decrease)	300,000	2,800,000	(700,000)	1,900,000

See Notes to Financial Statements

110

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Municipal Income ETF
						For the Period
	For the Six					July 12,
	Months Ended					2011(a) through
	October 31,		For the Year Ended April 30,			April 30,
	2015		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$26.62		$25.55	$28.29	$27.76	$25.00
Income from investment operations:
Net investment income	0.71		1.41	1.46	1.49	1.24
Net realized and unrealized gain (loss) on investments	(0.34)		1.08	(2.73)	0.53	2.66
Total from investment operations	0.37		2.49	(1.27)	2.02	3.90
Less:
Dividends from net investment income	(0.70)		(1.42)	(1.47)	(1.48)	(1.12)
Distributions from net realized capital gains	—		—	—	(0.01)	(0.02)
Total dividends and distributions	(0.70)		(1.42)	(1.47)	(1.49)	(1.14)
Net asset value, end of period	$26.29		$26.62	$25.55	$28.29	$27.76
Total return (b)	1.51	%(c)	10.02%	(4.08)%	7.28%	15.84	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$52,571		$47,921	$31,942	$25,463	$8,329
Ratio of gross expenses to average net assets	0.53	%(d)	0.57%	0.79%	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.55	%(d)	5.52%	6.07%	5.33%	6.04	%(d)
Portfolio turnover rate	5	%(c)	6%	9%	3%	3	%(c)

	High-Yield Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$31.06		$29.90	$33.25	$31.62	$28.39	$30.62
Income from investment operations:
Net investment income	0.75		1.54	1.68	1.61	1.60	1.75
Net realized and unrealized gain (loss) on investments	(0.25)		1.12	(3.23)	1.66	3.32	(1.97)
Total from investment operations	0.50		2.66	(1.55)	3.27	4.92	(0.22)
Less:
Dividends from net investment income	(0.74)		(1.50)	(1.70)	(1.64)	(1.69)	(1.79)
Distributions from net realized capital gains	—		—	(0.10)	—	—	(0.22)
Total dividends and distributions	(0.74)		(1.50)	(1.80)	(1.64)	(1.69)	(2.01)
Net asset value, end of period	$30.82		$31.06	$29.90	$33.25	$31.62	$28.39
Total return (b)	1.67	%(c)	9.08%	(4.48)%	10.55%	17.90%	(0.81)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,655,013		$1,605,601	$977,813	$1,130,541	$566,009	$210,051
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.44%
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.96	%(d)	5.19%	5.57%	5.22%	6.04%	6.27%
Portfolio turnover rate	5	%(c)	9%	21%	12%	18%	42%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

111

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$23.49		$23.07	$23.78	$23.22	$21.40	$21.51
Income from investment operations:
Net investment income	0.28		0.56	0.58	0.59	0.71	0.74
Net realized and unrealized gain (loss) on investments	0.17		0.43	(0.71)	0.57	1.82	(0.08)
Total from investment operations	0.45		0.99	(0.13)	1.16	2.53	0.66
Less:
Dividends from net investment income	(0.27)		(0.57)	(0.58)	(0.60)	(0.71)	(0.74)
Distributions from net realized capital gains	—		—	—	— (b)	—	(0.03)
Total dividends and distributions	(0.27)		(0.57)	(0.58)	(0.60)	(0.71)	(0.77)
Net asset value, end of period	$23.67		$23.49	$23.07	$23.78	$23.22	$21.40
Total return (a)	1.96	%(c)	4.32%	(0.45)%	5.05%	12.02%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,247,165		$1,042,806	$625,118	$746,575	$459,751	$220,371
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.29%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.39	%(d)	2.45%	2.55%	2.54%	3.19%	3.50%
Portfolio turnover rate	1	%(c)	3%	1%	1%	7%	19%

	Long Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.60		$18.96	$20.32	$19.65	$17.46	$18.49
Income from investment operations:
Net investment income	0.35		0.71	0.79	0.77	0.83	0.83
Net realized and unrealized gain (loss) on investments	0.02		0.65	(1.36)	0.67	2.19	(1.03)
Total from investment operations	0.37		1.36	(0.57)	1.44	3.02	(0.20)
Less:
Dividends from net investment income	(0.35)		(0.72)	(0.79)	(0.77)	(0.83)	(0.83)
Net asset value, end of period	$19.62		$19.60	$18.96	$20.32	$19.65	$17.46
Total return (a)	1.90	%(c)	7.25%	(2.62)%	7.44%	17.67%	(1.10)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$104,993		$108,772	$76,797	$120,905	$81,539	$55,009
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.38%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.52	%(d)	3.68%	4.17%	3.86%	4.46%	4.60%
Portfolio turnover rate	2	%(c)	4%	5%	3%	22%	27%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

112

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pre-Refunded Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.62		$24.70	$25.40	$25.35	$25.01	$24.98
Income from investment operations:
Net investment income	0.11		0.19	0.25	0.38	0.34	0.34
Net realized and unrealized gain (loss) on investments	0.09		(0.08)	(0.67)	0.05	0.34	0.10
Total from investment operations	0.20		0.11	(0.42)	0.43	0.68	0.44
Less:
Dividends from net investment income	(0.10)		(0.19)	(0.28)	(0.38)	(0.34)	(0.35)
Distributions from net realized capital gains	—		—	—	—	—	(0.06)
Total dividends and distributions	(0.10)		(0.19)	(0.28)	(0.38)	(0.34)	(0.41)
Net asset value, end of period	$24.72		$24.62	$24.70	$25.40	$25.35	$25.01
Total return (b)	0.80	%(c)	0.43%	(1.64)%	1.71%	2.74%	1.74%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,775		$22,160	$34,579	$33,020	$32,957	$35,019
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.38%
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	0.84	%(d)	0.82%	1.02%	1.50%	1.36%	1.36%
Portfolio turnover rate	28	%(c)	51%	61%	19%	40%	28%

	Short High-Yield Municipal Index ETF
	For the			For the Period
	Six Months		For the Year	January 13,
	Ended		Ended	2014(a) through
	October 31,		April 30,	April 30,
	2015		2015	2014
	(unaudited)
Net asset value, beginning of period	$25.43		$25.24	$24.94
Income from investment operations:
Net investment income	0.44		0.82	0.24
Net realized and unrealized gain (loss) on investments	(0.35)		0.15	0.22
Total from investment operations	0.09		0.97	0.46
Less:
Dividends from net investment income	(0.40)		(0.78)	(0.16)
Net asset value, end of period	$25.12		$25.43	$25.24
Total return (b)	0.37	%(c)	3.91%	1.82	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$105,501		$99,171	$27,768
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	3.53	%(d)	3.48%	4.10	%(d)
Portfolio turnover rate	8	%(c)	26%	6	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

113

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$17.54		$17.61	$17.79	$17.74	$17.35	$17.32
Income from investment operations:
Net investment income	0.10		0.20	0.24	0.26	0.32	0.36
Net realized and unrealized gain (loss) on investments	0.09		(0.07)	(0.18)	0.06	0.40	0.09
Total from investment operations	0.19		0.13	0.06	0.32	0.72	0.45
Less:
Dividends from net investment income	(0.10)		(0.20)	(0.24)	(0.26)	(0.33)	(0.36)
Distributions from net realized capital gains	—		—	—	(0.01)	— (b)	(0.06)
Total dividends and distributions	(0.10)		(0.20)	(0.24)	(0.27)	(0.33)	(0.42)
Net asset value, end of period	$17.63		$17.54	$17.61	$17.79	$17.74	$17.35
Total return (a)	1.08	%(c)	0.75%	0.36%	1.83%	4.16%	2.59%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$263,597		$274,541	$242,131	$205,506	$135,742	$94,568
Ratio of gross expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.29%
Ratio of net expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.13	%(d)	1.14%	1.37%	1.46%	1.85%	2.04%
Portfolio turnover rate	2	%(c)	2%	3%	10%	23%	35%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Amount represents less than $0.005 per share.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

114

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2015, offers fifty four investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), Short High-Yield Municipal Index ETF (“Short High-Yield”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Commencement
Fund	of Operations	Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short High-Yield	January 13, 2014	Barclays Municipal High Yield Short Duration Index
Short	February 22, 2008	Barclays AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued
115

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment
116

streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended October 31, 2015.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded, Short High-Yield and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal Income ETF, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense limitation listed below.

The current management fee rate, expense limitation and the amounts waived/assumed by the Adviser for the period ended October 31, 2015 are as follows:

	Management	Expense	Waiver of	Expenses Assumed
Fund	Fee Rate	Limitations	Management Fees	by the Adviser
CEF Municipal *	0.40%	0.40%	$32,205	$—

*	The Adviser has agreed, at least until September 1, 2016, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense limitation, excluding acquired fund fees and expenses, interest expense, offering cost, trading expenses, taxes and extraordinary expenses.

Unitary Management
Fund	Fee Rate
High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short High-Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

117

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Investments—For the period ended October 31, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
CEF Municipal	$2,591,166	$2,559,871
High-Yield	194,435,784	74,769,121
Intermediate	216,375,242	7,790,815
Long	6,409,411	2,235,635
Pre-Refunded	6,345,509	6,051,302
Short High-Yield	18,201,580	8,634,141
Short	11,857,981	4,542,332

Note 5—Income Taxes—As of October 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
CEF Municipal	$53,567,458	$200,599	$(1,311,710)	$(1,111,111)
High-Yield	1,588,837,800	62,098,705	(33,784,572)	28,314,133
Intermediate	1,210,679,649	25,295,102	(3,503,331)	21,791,771
Long	103,336,815	3,176,643	(897,886)	2,278,757
Pre-Refunded	19,321,168	181,647	(1,155)	180,492
Short High-Yield	104,302,157	1,456,533	(1,914,035)	(457,502)
Short	259,184,923	1,844,659	(635,733)	1,208,926

The tax character of dividends paid to shareholders during the year ended April 30, 2015 was as follows:

	Tax-Exempt Dividends	Ordinary Income
Fund	April 30, 2015	April 30, 2015
CEF Municipal	$2,045,719	$8,846
High-Yield	61,785,952	573,378
Intermediate	18,785,927	19,663
Long	3,305,557	1,538
Pre-Refunded	231,520	—
Short High-Yield	2,128,715	8,575
Short	2,977,285	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	No Expiration	No Expiration	Amount Expiring
	Short-Term	Long-Term	in the Year Ended April 30,
Fund	Capital Losses	Capital Losses	2019	2018	2017
CEF Municipal	$713,590	$480,068	$—	$—	$—
High-Yield	3,605,231	26,751,864	—	—	—
Intermediate	315,052	1,588,592	—	—	—
Long	731,423	107,587	78,825	1,554,202	603,978
Pre-Refunded	223,787	289,198	—	—	—
Short High-Yield	559,356	—	—	—	—
Short	33,008	127,615	—	—	—

During the year ended April 30, 2015, Pre-Refunded utilized $76,689 of prior year capital loss carryforwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

118

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2015, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2015, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
CEF Municipal	$7,629,979	$2,552,946
High-Yield	54,245,337	129,947,511
Intermediate	97,444,429	105,566,005
Long	12,514,960	20,307,738
Pre-Refunded	—	2,428,502
Short High-Yield	6,912,704	6,995,228
Short	45,235,599	61,688,047

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Puerto Rico municipal securities, in which certain Funds invest, currently experience significant financial difficulties. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy, of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan

119

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

for these Funds and for Short High-Yield are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2015, the following Funds borrowed under this facility:

	Days	Average Daily	Average
Fund	Outstanding	Loan Balance	Interest Rate
High-Yield	7	$2,970,056	1.53%
Intermediate	8	222,854	1.53
Short High-Yield	24	256,109	1.54
Short	20	326,687	1.52

As of October 31, 2015, the Funds had no outstanding loan balances.

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2015, there were no offsets to custodian fees.

Note 11—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
CEF Municipal	11/2/15	11/4/15	11/6/15	$0.1174
High-Yield	11/2/15	11/4/15	11/6/15	$0.1197
Intermediate	11/2/15	11/4/15	11/6/15	$0.0452
Long	11/2/15	11/4/15	11/6/15	$0.0561
Pre-Refunded	11/2/15	11/4/15	11/6/15	$0.0196
Short High-Yield	11/2/15	11/4/15	11/6/15	$0.0700
Short	11/2/15	11/4/15	11/6/15	$0.0175

CEF Municipal	12/1/15	12/3/15	12/7/15	$0.1126
High-Yield	12/1/15	12/3/15	12/7/15	$0.1206
Intermediate	12/1/15	12/3/15	12/7/15	$0.0454
Long	12/1/15	12/3/15	12/7/15	$0.0519
Pre-Refunded	12/1/15	12/3/15	12/7/15	$0.0169
Short High-Yield	12/1/15	12/3/15	12/7/15	$0.0678
Short	12/1/15	12/3/15	12/7/15	$0.0164
120

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

At a meeting held on June 9, 2015 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Puerto Rico Municipal Index ETF, Short High-Yield Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement,” and together with the Municipal Investment Management Agreements, the “Investment Management Agreements”) with respect to Market Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 15, 2015. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Lipper. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 15, 2015 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser has the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund, except the CEF Muni Fund, had a total expense ratio (after the effect of any applicable expense limitation) below

121

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

or equal to the average and/or median of its respective peer group of funds. With respect to the CEF Muni Fund, the Trustees reviewed the amount by which the CEF Muni Fund’s total expense ratio (after the effect of any applicable expense limitation) exceeded the average and median of its peer group. The Trustees noted that the CEF Muni Fund had unique investment characteristics as a “fund of closed-end funds,” which differentiated the Fund from those funds contained in its Lipper peer group because a portion of the fees attributable to the CEF Muni Fund were fees incurred by the funds in which it invests. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds, including any benefits it may receive from serving as administrator to the Funds and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in net assets of these Funds and the sustainability of any potential economies of scale which may exist. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of Market Vectors California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 15, 2015 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

* * *

At a meeting held on June 9, 2015, (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the Market Vectors 6-8 Year Municipal Index ETF, Market Vectors 8-12 Year Municipal Index ETF and Market Vectors 12-17 Year Municipal Index ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured

122

particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Funds. In evaluating the terms of the Investment Management Agreement and the proposal for each Fund to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of each Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to each Fund, including any benefits it may receive from serving as administrator to each Fund and from an affiliate of the Adviser serving as distributor to each Fund.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

123

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.800.826.2333 or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
666 Third Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.800.826.2333
www.vaneck.com

MUNISAR

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 5 ( u n a u d i t e d )

MARKET VECTORS®
CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGL®
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHY®

MARKET VECTORS®
EQUITY INCOME ETFs

BDC Income ETF	BIZD®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

MARKET VECTORS®
INTERNATIONAL BOND ETFs

ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
International High Yield Bond ETF	IHY®
J.P. Morgan EM Local Currency Bond ETF	EMLC®

800.826.2333

vaneck.com

The information contained in the management discussion represents the opinions of Market Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETF Trust are as of October 31, 2015, and are subject to change.

MARKET VECTORS INCOME ETFs

(unaudited)

Dear Shareholder:

Given its impressive performance in the high yield bond asset class, we are again profiling Market Vectors Fallen Angel High Yield Bond ETF (NYSE Arca: ANGL). As of October 31, 2015, ANGL had, since inception, outperformed the average active manager1 by over 2.79%.

Fallen Angels Outperformed Active High Yield Bond Fund Managers

Although much of its relative performance in 2015 can be attributed to lower average energy allocations, it is ANGL’s approach of targeting fallen angels that has, since the Fund’s inception, resulted in a passive index-based strategy that has outperformed both the broad high yield bond market2 and active high yield bond managers.

ANGL Outperformed Active Managers Since Inception*
5/1/2012 –10/31/2015

Source: Morningstar. Data as of October 31, 2015.

*	While the Fund commenced April 10, 2012, the Morningstar High Yield Bond Fund category universe only reports on a monthly basis, not daily, and therefore reflects May 1, 2012 as the earliest start date for peer group performance comparison.

This chart is for illustrative purposes only. Index performance is not illustrative of fund performance. Fund performance current to the most recent month end is available by visiting marketvectorsetfs.com. Current data may differ from data quoted. Past performance is no guarantee of future results; Market Vectors Fallen Angel High Yield Bond ETF commenced on April 10, 2012. An investor cannot invest directly in an index. The results assume that no cash was added to or assets withdrawn from the Index. Index returns do not represent Fund returns. The Index does not charge management fees or brokerage expenses, nor does the Index lend securities, and no revenues from securities lending were added to the performance shown. The broad high yield bond market index and active high yield bond funds are represented by the BofA Merrill Lynch US High Yield Index and Morningstar High Yield Bond Fund category average, respectively. As of October 31, 2015, the Morningstar High Yield Bond Fund category comprised only active mutual funds. The Morningstar High Yield Bond category average reflects an equal weighted average of the High Yield Bond category, and is a total return reflecting reinvestment of dividends and net of any fees reflected in the expense ratios and NAV. See footnotes below.

Fallen angels are high yield bonds that were originally investment grade issues, and make up approximately 12% of the broad high yield bond universe.3 As detailed in our last letter, a portfolio of fallen angels captures a value proposition derived from both the downgraded bonds’ potential to be oversold prior to entering their index, and their relatively higher average credit quality than bonds originally issued as high yield bonds.

This combination of factors has allowed fallen angels to outperform the broad high yield bond market over the long term. In ten of the last 11 years, the BofA Merrill Lynch US Fallen Angel High Yield Index (the price and yield performance of which, before fees and expenses, ANGL seeks to replicate as closely as possible),

1

MARKET VECTORS INCOME ETFs

(unaudited)

outperformed the average active high yield manager.4 Given the compelling historical risk/return profile of fallen angels, we believe they continue to warrant serious consideration in investors’ high yield allocations.

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos and email subscriptions available on our website (http://www.vaneck.com). Should you have any questions, please contact us at 1.800.826.2333 or visit www.vaneck.com.

Thank you for participating in the Market Vectors ETF Trust. You will find the performance comparison of each of the funds for the six months ended October 31, 2015 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 30, 2015

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Bonds and bond funds will decrease in value as interest rates rise.

[1]	As represented by the Morningstar Active High Yield Bond Fund category. The Morningstar High Yield Bond Fund category is comprised of open-end mutual funds with an investment objective to seek returns via significant exposure to low quality bonds, those that are either unrated or rated by a major agency as BB or lower.

[2]	As represented by the BofA Merrill Lynch US High Yield Index.

[3]	Source: FactSet. Data as of October 31, 2015. Represented by the BofA Merrill Lynch US Fallen Angel High Yield Index and the BofA Merrill Lynch US High Yield Index. The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is a subset of the BofA Merrill Lynch US High Yield Index including securities that were rated investment grade at point of issuance.

[4]	Data as of October 31, 2015. Active high yield bond funds are represented by the Morningstar High Yield Bond Fund category average. As of October 31, 2015, the Morningstar High Yield Bond Fund category comprised only active mutual funds.
2

Management Discussion (unaudited)

The suite of Market Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the six months ended October 31, 2015, except for Market Vectors ChinaAMC China Bond ETF, none of the funds posted positive returns.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Bonds and bond funds will decrease in value as interest rates rise. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-out and IPO markets.1 Over the six-month period, BDCs posted a performance of -9.78%, having endured downward pricing pressure from investor concern about rising interest rates. At the end of the period under review, BDCs were trading at a discount of approximately 18% to book value. The industry ended the period offering a dividend yield of 9.87%, as measured by the Market Vectors US Business Development Index.2

Mortgage REITs

Mortgage REITs (mREITs) borrow at short-term rates and lend at long-term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. A potential U.S. Federal Reserve increase combined with a deteriorating market could result in a flattening yield curve, which would hurt mREITs. However, if rates rise and the markets strengthen, that could result in a rate increase being reflected across the yield spectrum or a steepening curve, which could bode well for mREITs. The six-month period was challenging for mREITs, as investor concern over a rate rise weighed on returns. The Fund posted a performance of -10.93%. However, over the same period, Mortgage REITs offered a dividend yield of 12.21%, as measured by the Market Vectors Global Mortgage REITs Index.3

3

MARKET VECTORS INCOME ETFs

(unaudited)

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than its common stock and senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically. Over the six-month period ending October 31, 2015, REITs contributed the most positively to performance, while the energy and materials sectors detracted the most from performance. The industry ended the period offering a current yield of 6.71%, as measured by the Wells Fargo Hybrid and Preferred Securities ex Financials Index.4

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the world’s largest bond market among the emerging economies. It is now a US$6.5 trillion market.5 While the market has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include government, central and policy banks, state-owned enterprises and listed/non-listed corporations.

All sectors contributed positively to performance. Government bonds contributed the most to returns and bonds from issuers in the basic materials sector contributed the least.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currency. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

Over the six-month period ending October 31, 2015, three key themes helped move emerging markets debt markets: rate policy divergence between the U.S. and Europe/Japan and the expected path of rates in the U.S.; U.S. dollar strength; and the continued weakness of commodity prices. No doubt all of these factors were interrelated and weighed heavily on emerging markets borrowers. However, performance during the six-month period under review was, more than anything else, a story of U.S. dollar strength.

In terms of local currency, bonds denominated in Nigerian Naira contributed most to the Fund’s total return, while the bonds denominated in Brazilian Real were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds primarily denominated in U.S. dollar, Euros, or local emerging market currencies.

Sovereign bonds denominated in hard currency contributed positively to performance. Sovereign bonds denominated in soft currency, together with corporates denominated in both hard and soft currency detracted from performance, with local currency sovereigns detracting the most from returns.

Emerging Markets High Yield Bonds

Overall, emerging markets corporate bonds continue to be a growing asset class. They offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging market countries.

While Chinese, Russian, and Ukrainian bonds were the greatest contributors to the Fund’s total return, Brazilian bonds were by far the greatest detractors. On a sector level, financial and government bonds were the greatest contributors to total return and the energy sector detracted by far the most from performance.

International High Yield Bonds

Non-U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in Euros, Sterling, and Canadian dollars.

The financial sector made the largest positive contribution to overall Fund performance, with the energy sector detracting most from performance. Only Sterling-denominated bonds contributed positively to Fund total return. And while both Euro- and Canadian dollar-denominated bonds detracted from Fund performance, U.S. dollar-denominated bonds performed far worse than bonds denominated in either of these two currencies.

4

CORPORATE BOND

Fallen Angel Bonds

Fallen angels warrant distinction for an embedded value proposition that is not common to all of high yield: fallen angels tend to have a higher rate of ascension to investment grade than original-issue high yield bonds. The default rate in this segment has averaged 3.61% historically, below the 4.54% average for U.S. bonds originally issued as high yield bonds.6

Banking and real estate were the two best performing sectors during the period under review, while basic industry and telecommunications sectors were the largest detractors from the Fund’s performance.

Arc Properties Operating Partnership 2.0% 02/06/17 bond (sold by end of period) and Springleaf Finance Corporation 6.9% 12/15/17 bond (1.5% of Fund net assets†) were the top two performing bonds, while Cliffs Natural Resources 7.75% 03/31/20 bond (0.2% of Fund net assets†) and ArcelorMittal 7.5% 03/01/41 bond (0.6% of Fund net assets†) were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields.

The top two performing notes were Goldman Sachs FRN 03/22/16, rated A- (1.6% of Fund net assets†) and Sinopec Group Overseas Development FRN 04/10/19, rated AA- (0.7% of Fund net assets†). The bottom two performing notes were BBB-rated Glencore Funding FRN 01/15/19 (0.4% of Fund net assets) and Royal Bank of Canada FRN 03/06/20, rated AA- (1.9% of Fund net assets†)7.

Treasury-Hedged High Yield Bonds

The Treasury-Hedged High Yield Bond ETF tracks an index that combines the more liquid portion of the high yield universe with short positions in 5-year U.S. Treasury notes. The Fund uses futures on such notes to help hedge against the risk of rising interest rates. Together, the long high yield bond and short comparable U.S. Treasury portfolios offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are interest rates and credit spreads. Rising interest rates and narrowing credit spreads positively contribute to performance, while declining interest rates and widening credit spreads detract from the Fund’s returns. Credit spreads over Treasuries widened 128 basis points and the 5-year U.S. Treasury declined eight basis points over the course of the year, negatively contributing to the Fund’s performance.

The top performing bonds were Caesars Entertainment Operating Co. 10% 12/15/18 (0.5% of Fund net assets† before being sold out of the Fund in the beginning of July) and Spectrum Brands 5.75% 07/15/25 (0.8% of Fund net assets†).The bottom performing bonds were Avaya 10.5% 03/01/21 (0.3% of Fund net assets†) and Linn Energy 8.625% 04/15/20 (0.2% of Fund net assets†).

†	All Fund assets referenced are Total Net Assets as of October 31, 2015, unless otherwise stated.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock analysis/040314/little-knownstocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx

[2]	Market Vectors® BDC Income ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® US Business Development Companies Index (MVBIZDTG), which includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of October 31, 2015 the 30-day SEC yield for Market Vectors BDC Income ETF was 9.54%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities
5

MARKET VECTORS INCOME ETFs

(unaudited)

and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors BDC Income ETF would have been 9.40% as of October 31, 2015. Dividend yield measures the yield percentage a company pays out to its shareholders in the form of dividends, and is calculated as the dividend per share divided by the price per share. The average dividend yield presented is based on the Fund’s underlying index and is not adjusted for Fund fees and expenses. The Fund’s distribution may be lower than the 30-Day SEC yield and dividend yield presented.

[3]	Market Vectors® Mortgage REIT Income ETF (MORT) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Mortgage REITs Index (MVMORTTR) which is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of October 31, 2015, the 30-day SEC yield for Market Vectors Mortgage REIT Income ETF was 11.91%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Mortgage REIT Income ETF would have been 11.77% as of October 31, 2015. Dividend yield measures the yield percentage a company pays out to its shareholders in the form of dividends, and is calculated as the dividend per share divided by the price per share. The average dividend yield presented is based on the Fund’s underlying index and is not adjusted for Fund fees and expenses. The Fund’s distribution may be lower than the 30-Day SEC yield and dividend yield presented.

[4]	Market Vectors® Preferred Securities ex Financials ETF (PFXF) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) which is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of October 31, 2015, the 30-day SEC yield for Market Vectors Preferred Securities ex Financials ETF was 6.48%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for Market Vectors Preferred Securities ex Financials ETF would have been 6.38% as of October 31, 2015.

[5]	Financial Times: HSBC to sell ‘panda bond’ in a first for foreign banks in China, http://www.ft.com/intl/cms/s/0/aeee4b2c-61ac-11e5-97e9-7f0bf5e7177b.html#axzz3p2lUS5Db

[6]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2014 in Review and Outlook”. January 2015. NYU Salomon Center.

[7]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. This composite is not intended to be a credit opinion.
6

BDC INCOME ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVBIZDTG[2]
Six Months	(9.89)%	(9.78)%	(9.76)%
One Year	(10.14)%	(9.89)%	(9.72)%
Life* (annualized)	(0.93)%	(0.89)%	(0.62)%
Life* (cumulative)	(2.51)%	(2.39)%	(1.68)%
* since 2/11/13

Commencement date for the Market Vectors BDC Income ETF was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.53% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Business Development Companies Index (MVBIZDTG) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Business Development Companies Index (MVBIZDTG) (the “Index”) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.
7

CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	CDHATRID[2]
Six Months	0.62%	1.64%	3.05%
Life*	1.21%	2.42%	3.63%
* since 11/10/14

Commencement date for the Market Vectors ChinaAMC China Bond ETF was 11/10/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/14) to the first day of secondary market trading in shares of the Fund (11/11/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.90% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

ChinaBond China High Quality Bond Index (the “Index”) is the exclusive property of China Central Depository & Clearing Co., Ltd. (the “Index Provider”). All copyright in the Index values and constituent list vests in the Index Provider. The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	ChinaBond China High Quality Bond Index (CDHATRID) (the “Index”) is comprised of fixed-rate, Renminbi (“RMB”)-denominated bonds issued in the People’s Republic of China (“China” or “PRC”) by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.
8

EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVEMAG[2]
Six Months	(4.07)%	(4.00)%	(4.37)%
One Year	(7.14)%	(6.82)%	(7.11)%
Life* (annualized)	0.63%	0.70%	1.97%
Life* (cumulative)	2.85%	3.18%	9.12%
* since 5/11/11

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to Market Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

Commencement date for the Market Vectors Emerging Markets Aggregate Bond ETF was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.04% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors EM Aggregate Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Emerging Markets Aggregate Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The Market Vectors EM Aggregate Bond Index (MVEMAG) is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros, or local emerging market currencies and includes both investment grade and below investment grade rated securities.
9

EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	EMHY[2]
Six Months	(1.68)%	(1.61)%	(1.24)%
One Year	(2.65)%	(1.79)%	(1.13)%
Life* (annualized)	3.87%	4.18%	4.87%
Life* (cumulative)	14.14%	15.34%	18.02%
* since 5/8/12

Commencement date for the Market Vectors Emerging Markets High Yield Bond ETF was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.48% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P, and Fitch) and that are issued in the major domestic and Eurobond markets.
10

FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	HOFA[2]
Six Months	(3.87)%	(3.33)%	(3.07)%
One Year	0.31%	(0.07)%	0.54%
Life* (annualized)	7.36%	7.42%	8.96%
Life* (cumulative)	28.76%	28.99%	35.71%
* since 4/10/12

Commencement date for the Market Vectors Fallen Angel High Yield Bond ETF was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.69% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.
11

INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	HXUS[2]
Six Months	(2.92)%	(2.04)%	(1.70)%
One Year	(5.01)%	(4.25)%	(3.80)%
Life* (annualized)	4.24%	4.38%	5.10%
Life* (cumulative)	16.02%	16.59%	19.51%
* since 4/2/12

Commencement date for the Market Vectors International High Yield Bond ETF was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.58%/ Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by non-U.S. corporations denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.
12

INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVFLTR[2]
Six Months	(0.34)%	(0.38)%	(0.15)%
One Year	(0.54)%	(0.38)%	0.01%
Life* (annualized)	0.67%	0.71%	1.18%
Life* (cumulative)	3.08%	3.24%	5.45%
* since 4/25/11

Commencement date for the Market Vectors Investment Grade Floating Rate ETF was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.46% / Net Expense Ratio 0.14%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Investment Grade Floating Rate ETF (the “Fund”) is not sponsored, issued or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or any of their affiliates (together, “Wells Fargo”). The Market Vectors US Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (the “Index Provider”), which has contracted with Wells Fargo to create and maintain and with Interactive Data Pricing and Reference Data, Inc. (the “Index Calculator”) to calculate the Index. Neither Wells Fargo nor the Index Calculator guarantees the accuracy and/or completeness of the Index or of any data supplied by it or its agents or makes any warranty as to the results to be obtained from investing in the Fund or tracking the Index. The Index is calculated by Interactive Data Pricing and Reference Data, Inc., which is not an adviser for or fiduciary to the Fund, and, like Wells Fargo, is not responsible for any direct, indirect or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. The Fund is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.
13

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	GBIEMCOR[2]
Six Months	(10.13)%	(9.88)%	(9.55)%
One Year	(17.22)%	(16.91)%	(16.51)%
Five Years	(3.36)%	(3.11)%	(2.40)%
Life* (annualized)	(1.46)%	(1.39)%	(0.62)%
Life* (cumulative)	(7.46)%	(7.13)%	(3.23)%
* since 7/22/10

Commencement date for the Market Vectors J.P. Morgan EM Local Currency Bond ETF was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.49% / Net Expense Ratio 0.47%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors J.P. Morgan EM Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co. ©2014. JPMorgan Chase & Co. All rights reserved.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index–Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer.
14

MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVMORTTR[2]
Six Months	(10.80)%	(10.93)%	(12.16)%
One Year	(9.27)%	(9.37)%	(11.84)%
Life* (annualized)	6.15%	6.14%	2.92%
Life* (cumulative)	28.57%	28.48%	12.90%
* since 8/16/11

Commencement date for the Market Vectors Mortgage REIT Income ETF was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.52% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. Market Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.
15

PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	WHPSL[2]
Six Months	(2.18)%	(2.39)%	(2.30)%
One Year	1.52%	1.16%	1.44%
Life* (annualized)	5.44%	5.29%	5.38%
Life* (cumulative)	19.05%	18.51%	18.85%
* since 7/16/12

Commencement date for the Market Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.47% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Fund is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.
16

TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2015 (unaudited)

Total Return	Share Price[1]	NAV	MVTHHY[2]
Six Months	(3.64)%	(3.35)%	(3.62)%
One Year	(3.83)%	(3.68)%	(4.03)%
Life* (annualized)	0.93%	1.07%	1.39%
Life* (cumulative)	2.46%	2.82%	3.67%
* since 3/21/13

Commencement date for the Market Vectors Treasury-Hedged High Yield Bond ETF was 3/21/13.

1	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 2.15% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2016. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Treasury-Hedged High Yield Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (the “Index Provider”), which has contracted with Interactive Data Pricing and Reference Data, LLC. (the “Calculation Agent “) to calculate the Index. The Calculation Agent is not an adviser for or a fiduciary to any account, fund or ETF managed by Van Eck Associates Corporation. The Calculation Agent is not responsible for any direct, indirect, or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. Market Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by the Index Provider, which makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors® US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.
17

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2015 to October 31, 2015.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2015- October 31, 2015
BDC Income ETF
Actual	$1,000.00	$ 902.20	0.41%	$1.96
Hypothetical**	$1,000.00	$1,023.08	0.41%	$2.08
ChinaAMC China Bond ETF
Actual	$1,000.00	$1,016.40	0.50%	$2.53
Hypothetical**	$1,000.00	$1,022.62	0.50%	$2.54
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$ 960.00	0.49%	$2.41
Hypothetical**	$1,000.00	$1,022.67	0.49%	$2.49
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$ 983.90	0.40%	$1.99
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$ 966.70	0.40%	$1.98
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
International High Yield Bond ETF
Actual	$1,000.00	$ 979.60	0.40%	$1.99
Hypothetical**	$1,000.00	$1,023.13	0.40%	$2.03
Investment Grade Floating Rate ETF
Actual	$1,000.00	$ 996.20	0.14%	$0.70
Hypothetical**	$1,000.00	$1,024.43	0.14%	$0.71
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$ 901.20	0.47%	$2.25
Hypothetical**	$1,000.00	$1,022.77	0.47%	$2.39
18

	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2015- October 31, 2015
Mortgage REIT Income ETF
Actual	$1,000.00	$ 890.70	0.41%	$1.95
Hypothetical**	$1,000.00	$1,023.08	0.41%	$2.08
Preferred Securities ex Financials ETF
Actual	$1,000.00	$ 976.10	0.41%	$2.04
Hypothetical**	$1,000.00	$1,023.08	0.41%	$2.08
Treasury-Hedged High Yield Bond ETF
Actual	$1,000.00	$ 966.50	0.50%	$2.47
Hypothetical**	$1,000.00	$1,022.62	0.50%	$2.54
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2015) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses.
19

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Investment Companies: 97.8%
637,993	American Capital Ltd. *	$8,159,930
662,485	Apollo Investment Corp.	3,537,670
792,416	Ares Capital Corp.	12,068,496
326,212	BlackRock Kelso Capital Corp.	3,027,247
47,654	Capital Southwest Corp.	712,427
591,650	Fifth Street Finance Corp.	3,390,155
610,497	FS Investment Corp. †	5,958,451
86,776	Gladstone Capital Corp. †	751,480
121,661	Gladstone Investment Corp.	911,241
133,182	Goldman Sachs BDC, Inc.	2,664,972
206,015	Golub Capital BDC, Inc.	3,372,466
316,457	Hercules Technology Growth Capital, Inc.	3,531,660
161,869	KCAP Financial, Inc. †	794,777
150,724	Main Street Capital Corp. †	4,518,706
87,277	MVC Capital, Inc.	726,145
203,266	New Mountain Finance Corp. †	2,831,495
116,632	PennantPark Floating Rate Capital Ltd.	1,407,748
324,407	PennantPark Investment Corp.	2,241,652
895,252	Prospect Capital Corp. †	6,562,197
129,858	Solar Capital Ltd.	2,247,842
173,244	TCP Capital Corp. †	2,520,700
146,787	THL Credit, Inc.	1,682,179
248,957	TICC Capital Corp.	1,590,835
145,351	Triangle Capital Corp. †	2,495,677
		77,706,148
Investment Management / Advisory Services: 2.4%
252,233	Medley Capital Corp. †	1,879,136
Total Common Stocks (Cost: $93,346,923)		79,585,284

Principal Amount
SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 11.0%
Repurchase Agreements: 11.0%
$2,084,957	Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.09%, due 11/2/15, proceeds $2,084,973; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 8/1/16 to 11/1/45, valued at $2,126,656 including accrued interest)	2,084,957
Principal Amount		Value

Repurchase Agreements: (continued)
$2,084,957	Repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc., 0.10%, due 11/2/15, proceeds $2,084,974; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 12/31/16 to 11/1/45, valued at $2,126,656 including accrued interest)	$2,084,957
2,084,957	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.06%, due 11/2/15, proceeds $2,084,967; (collateralized by various U.S. government and agency obligations, 0.00% to 8.95%, due 11/15/15 to 7/15/37, valued at $2,126,661 including accrued interest)	2,084,957
2,084,957	Repurchase agreement dated 10/30/15 with Mizuho Securities USA, Inc., 0.10%, due 11/2/15, proceeds $2,084,974; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/1/18 to 12/15/43, valued at $2,126,656 including accrued interest)	2,084,957
438,919	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $438,922; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $447,698 including accrued interest)	438,919
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,778,747)		8,778,747
Total Investments: 111.2% (Cost: $102,125,670)		88,364,031
Liabilities in excess of other assets: (11.2)%		(8,884,528)
NET ASSETS: 100.0%		$79,479,503

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,554,200.

See Notes to Financial Statements

20

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$79,585,284

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$79,585,284	$—	$—	$79,585,284
Repurchase Agreements	—	8,778,747	—	8,778,747
Total	$79,585,284	$8,778,747	$—	$88,364,031

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

21

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 70.1%
Basic Materials: 4.3%
CNY	3,500,000	Hebei Iron & Steel Co. Ltd. 5.16%, 03/27/18	$576,175
	3,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/16 (p)	488,168
			1,064,343
Consumer, Cyclical: 4.5%
	2,838,000	Chongqing Changan Automobile Co. Ltd. 5.30%, 04/23/17	465,688
	4,000,000	Suning Commerce Group Co. Ltd. 5.20%, 12/14/17	655,225
			1,120,913
Consumer, Non-cyclical: 2.7%
	3,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	485,547
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	190,579
			676,126
Diversified: 4.8%
	4,000,000	Legend Holdings Corp. 5.80%, 10/31/16 (p)	672,101
	3,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/16 (p)	534,705
			1,206,806
Energy: 7.8%
	4,000,000	China Longyuan Power Group Corp. Ltd. 4.80%, 02/09/17	646,560
	2,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	452,161
	500,000	China Three Gorges Corp. 4.15%, 05/11/26	78,987
	4,000,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	662,383
	757,000	Pingdingshan Tianan Coal Mining Co. Ltd. 5.07%, 04/17/23	118,053
			1,958,144
Financial: 25.7%
	28,500,000	China Development Bank Corp. 5.84%, 01/03/19	4,924,962
	1,959,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	328,076
	2,400,800	Chongqing Land Properties Co. Group 7.35%, 04/25/19	409,761
	4,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	755,245
			6,418,044
Principal Amount			Value

Industrial: 12.2%
CNY	500,000	China First Heavy Industries 5.10%, 09/03/17	$81,332
	587,000	China Railway Corp. 4.63%, 08/25/21	96,947
	1,431,000	China Railway Group Ltd. 4.88%, 01/27/20	237,931
	2,000,000	CSR Corp. Ltd. 4.70%, 04/22/18	317,372
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	92,630
	567,000	Hunan Provincial Expressway Construction Group 5.25%, 04/08/20	93,215
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	509,418
	2,000,000	5.70%, 04/23/19	337,877
	2,000,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	337,220
	2,928,000	Wuhan Metro Group Co. Ltd. 8.50%, 10/29/18	529,844
	2,567,500	XCMG Construction Machinery Co. Ltd. 4.89%, 10/26/17	419,055
			3,052,841
Technology: 0.1%
	100,000	GoerTek, Inc. 0.50%, 12/12/20	22,702
Utilities: 8.0%
	4,000,000	China Datang Corp. Renewable Power Co. Ltd. 5.40%, 11/08/16	648,991
	316,000	China Power Investment Corp. 5.02%, 12/08/18	52,318
		China Yangtze Power Co. Ltd.
	507,000	4.76%, 09/20/22	83,463
	2,384,000	5.35%, 09/24/17	391,252
	3,000,000	Datang International Power Generation Co. Ltd. 5.00%, 11/03/24	512,248
	2,000,000	GD Power Development Co. Ltd. 4.35%, 06/15/17	317,119
			2,005,391
Total Corporate Bonds (Cost: $17,421,852)			17,525,310
GOVERNMENT OBLIGATIONS: 23.8%
		China Government Bond
	15,347,000	3.40%, 04/17/23	2,500,705
	642,000	4.11%, 05/15/25	109,956
	19,641,000	4.26%, 07/31/21	3,342,157
Total Government Obligations (Cost: $5,874,307)			5,952,818
Total Investments: 93.9% (Cost: $23,296,159)			23,478,128
Other assets less liabilities: 6.1%			1,521,604
NET ASSETS: 100.0%			$24,999,732

See Notes to Financial Statements

22

CNY	Chinese Yuan
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.5%	$1,064,343
Consumer, Cyclical	4.8	1,120,913
Consumer, Non-cyclical	2.9	676,126
Diversified	5.1	1,206,806
Energy	8.3	1,958,144
Financial	27.3	6,418,044
Government	25.4	5,952,818
Industrial	13.0	3,052,841
Technology	0.1	22,702
Utilities	8.6	2,005,391
	100.0%	$23,478,128

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$17,525,310	$—	$17,525,310
Government Obligations*	—	5,952,818	—	5,952,818
Total	$—	$23,478,128	$—	$23,478,128

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

23

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 39.8%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$30,162
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	62,560
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	83,000
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	99,584
			182,584
Brazil: 2.4%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	135,000
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	106,080
EUR	100,000	Vale SA 4.38%, 03/24/18	111,337
			352,417
British Virgin Islands: 3.1%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	160,665
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	102,685
	100,000	Gerdau Trade Inc 5.75%, 01/30/21 Reg S	92,700
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	104,833
			460,883
Cayman Islands: 5.0%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	97,240
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	104,071
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	103,893
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	117,434
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	101,687
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	100,658
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	111,025
			736,008
Chile: 0.9%
	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	136,827
China / Hong Kong: 0.8%
	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	115,118
Principal Amount			Value

Colombia: 1.6%
USD	102,000	Bancolombia SA 5.13%, 09/11/22	$101,592
	90,000	Ecopetrol SA 5.88%, 09/18/23	91,125
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	38,416
			231,133
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	37,657
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	64,433
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,385
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	66,395
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	53,993
Israel: 0.7%
USD	100,000	Israel Electric Corp Ltd. 5.00%, 11/12/24 Reg S 144A	104,085
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	104,392
Luxembourg: 2.9%
	100,000	EVRAZ Group SA 9.50%, 04/24/18 Reg S	106,827
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	208,895
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	102,500
			418,222
Malaysia: 0.9%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	124,518
Mexico: 4.4%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	124,153
USD	25,000	5.00%, 03/30/20	27,570
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	112,450
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	93,580
	64,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	62,000
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	160,500
EUR	50,000	5.50%, 02/24/25 Reg S	60,857
			641,110

See Notes to Financial Statements

24

Principal Amount			Value

Netherlands: 4.3%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	$106,298
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	108,500
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	144,768
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	124,032
	77,000	6.75%, 01/27/41	54,716
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	96,125
			634,439
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	117,666
South Africa: 0.6%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	93,158
Turkey: 1.7%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	50,421
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	103,774
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	95,619
			249,814
United Arab Emirates: 2.3%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	113,487
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	106,125
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	121,325
			340,937
United Kingdom: 1.0%
	30,000	AngloGold Ashanti Holdings Plc 8.50%, 07/30/16 (c) †	32,436
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 † Reg S	120,640
			153,076
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) 144A	95,750
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	109,796
			205,546
Venezuela: 0.7%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	46,445
	68,000	8.50%, 11/02/17 Reg S	41,473
	30,000	9.00%, 11/17/21 Reg S	12,534
			100,452
Total Corporate Bonds (Cost: $6,041,153)			5,848,970
Principal Amount			Value

GOVERNMENT OBLIGATIONS: 56.5%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	$41,154
Bahrain: 0.5%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	67,501
Brazil: 4.9%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	28,140
		Brazilian Government International Bonds
	88,000	4.88%, 01/22/21 †	86,768
	63,000	6.00%, 01/17/17 †	65,804
		Letras do Tesouro Nacional
BRL	480,000	11.72%, 01/01/16 ^	122,105
	420,000	15.50%, 01/01/19 ^	68,563
		Notas do Tesouro Nacional, Series F
	435,000	10.00%, 01/01/21	91,911
	396,000	10.00%, 01/01/17	97,937
	102,000	10.00%, 01/01/19	22,991
	425,000	10.00%, 01/01/23	85,039
	300,000	10.00%, 01/01/25	57,338
			726,596
Cayman Islands: 0.8%
EUR	100,000	IPIC GMTN Ltd. 4.88%, 05/14/16 Reg S	113,179
Chile: 0.5%
		Chilean Government International Bonds
USD	50,000	3.88%, 08/05/20	53,925
CLP	9,000,000	5.50%, 08/05/20	13,541
			67,466
China / Hong Kong: 0.9%
USD	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	140,488
Colombia: 2.5%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	146,752
COP	607,000,000	7.75%, 04/14/21	215,184
			361,936
Croatia: 0.7%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	108,953
Czech Republic: 0.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	47,043
CZK	1,100,000	5.70%, 05/25/24 Reg S	65,588
			112,631

See Notes to Financial Statements

25

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	$23,108
Hungary: 2.2%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	86,583
USD	100,000	6.38%, 03/29/21	115,240
HUF	26,920,000	7.50%, 11/12/20	117,588
			319,411
Indonesia: 4.2%
USD	192,000	Indonesian Government International Bonds 5.88%, 03/13/20 Reg S	213,520
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	122,169
	430,000,000	8.38%, 03/15/24	30,719
	1,479,000,000	10.50%, 08/15/30	119,343
	1,682,000,000	11.00%, 11/15/20	134,441
			620,192
Israel: 2.2%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	174,648
	385,000	5.00%, 01/31/20	117,598
	135,000	5.50%, 02/28/17	37,483
			329,729
Lebanon: 1.0%
USD	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	154,734
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	60,168
Malaysia: 2.7%
		Malaysian Government Bonds
MYR	725,000	3.48%, 03/15/23	162,018
	670,000	3.89%, 03/15/27	149,375
	351,000	5.73%, 07/30/19	87,483
			398,876
Mexico: 5.4%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	79,656
	73,000	5.63%, 01/15/17	77,125
	102,000	6.05%, 01/11/40	115,642
MXN	1,460,100	7.50%, 06/03/27	97,552
	5,294,900	8.00%, 06/11/20	359,271
	800,000	10.00%, 12/05/24	62,074
			791,320
Nigeria: 0.7%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	105,614
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	88,485
Principal Amount			Value

Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	$25,405
USD	62,000	7.35%, 07/21/25	80,135
PEN	200,000	7.84%, 08/12/20	65,565
			171,105
Philippines: 1.1%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	169,868
Poland: 4.1%
		Poland Government International Bonds
PLN	580,000	2.50%, 07/25/18	153,546
	625,000	4.00%, 10/25/23	179,088
	450,000	5.75%, 04/25/29	154,718
USD	100,000	6.38%, 07/15/19	116,242
			603,594
Qatar: 0.8%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	113,250
Romania: 1.3%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	64,208
RON	450,000	5.90%, 07/26/17	121,278
			185,486
Russia: 3.1%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	53,006
	4,550,000	7.50%, 02/27/19	66,592
USD	29,750	7.50%, 03/31/30 (s) Reg S	35,438
RUB	10,080,000	8.15%, 02/03/27	140,804
USD	130,000	11.00%, 07/24/18 Reg S	156,028
			451,868
Serbia: 0.3%
	50,000	Republic of Serbia 4.88%, 02/25/20 144A	51,732
South Africa: 3.8%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20 †	84,045
ZAR	2,604,300	7.75%, 02/28/23	185,382
	1,331,400	8.25%, 09/15/17	98,494
	2,070,000	8.75%, 02/28/48	144,695
	490,000	10.50%, 12/21/26	40,996
			553,612
Thailand: 3.5%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	106,369
	8,863,000	3.63%, 06/16/23 †	266,183
	4,100,000	4.88%, 06/22/29 †	141,847
			514,399

See Notes to Financial Statements

26

Principal Amount			Value

Turkey: 4.5%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	$103,778
TRY	488,600	7.10%, 03/08/23	146,080
USD	160,000	7.38%, 02/05/25	191,724
TRY	357,100	9.00%, 03/08/17	121,360
	300,000	10.50%, 01/15/20	106,179
			669,121
Ukraine: 0.5%
USD	100,000	Ukraine Government International Bonds 7.75%, 09/23/20 (d) Reg S	79,000
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	80,272
Venezuela: 0.3%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	39,750
Total Government Obligations (Cost: $9,933,814)			8,314,598

Number of Shares
MONEY MARKET FUND: 1.2% (Cost: $182,499)
	182,499	Dreyfus Government Cash Management Fund	182,499
Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $16,157,466)			14,346,067

	Principal Amount		Value

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 5.9%
(Cost: $860,213)
Repurchase Agreement: 5.9%
USD	860,213	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.07%, due 11/2/15, proceeds $860,218; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 5/1/22 to 10/1/45, valued at $877,419 including accrued interest)	$860,213
Total Investments: 103.4% (Cost: $17,017,679)			15,206,280
Liabilities in excess of other assets: (3.4)%			(494,775)
NET ASSETS: 100.0%			$14,711,505

See Notes to Financial Statements

27

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $815,445.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,729,173, or 11.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	5.0%	$715,885
Communications	5.1	727,550
Consumer, Non-cyclical	1.4	206,342
Diversified	1.6	228,459
Energy	12.4	1,774,523
Financial	9.2	1,320,131
Government	57.9	8,314,598
Industrial	0.7	95,750
Utilities	5.4	780,330
Money Market Fund	1.3	182,499
	100.0%	$14,346,067

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$5,848,970	$—	$5,848,970
Government Obligations*	—	8,314,598	—	8,314,598
Money Market Fund	182,499	—	—	182,499
Repurchase Agreement	—	860,213	—	860,213
Total	$182,499	$15,023,781	$—	$15,206,280

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

28

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 86.8%
Argentina: 2.4%
$750,000	Banco de Galicia y Buenos Aires SA 8.75%, 11/30/15 (c) 144A	$777,188
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	201,080
630,000	7.88%, 05/07/21 144A	633,403
600,000	Petrobras Argentina SA 5.88%, 05/15/17 144A	586,200
57,320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	57,177
	YPF SA
2,280,000	8.50%, 07/28/25 144A	2,252,640
2,260,000	8.75%, 04/04/24 144A	2,301,697
1,195,000	8.88%, 12/19/18 144A	1,239,812
		8,049,197
Austria: 0.8%
1,050,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	1,124,025
1,350,000	Sappi Papier Holding GmbH 6.63%, 04/15/16 (c) 144A	1,363,500
		2,487,525
Azerbaijan: 0.3%
900,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	834,822
Bangladesh: 0.2%
600,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	621,000
Barbados: 0.5%
1,730,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	1,805,687
Bermuda: 3.3%
750,000	China Oil & Gas Group Ltd. 5.25%, 04/25/16 (c) 144A	753,626
	Digicel Group Ltd.
1,400,000	7.13%, 04/01/17 (c) 144A	1,162,000
2,750,000	8.25%, 09/30/16 (c) 144A	2,447,500
	Digicel Ltd.
2,525,000	6.00%, 04/15/16 (c) 144A	2,285,125
1,900,000	6.75%, 03/01/18 (c) 144A	1,719,500
700,000	GCX Ltd. 7.00%, 08/01/16 (c) 144A	685,761
750,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) Reg S	523,125
400,000	Hopson Development Holdings Ltd. 9.88%, 01/16/16 (c) Reg S	418,501
	Inkia Energy Ltd.
500,000	8.38%, 04/04/16 (c) Reg S	513,750
550,000	8.38%, 04/04/16 (c) 144A	565,125
		11,074,013
Brazil: 4.6%
650,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	589,875
	Banco Bradesco SA
800,000	5.75%, 03/01/22 † 144A	772,800
1,250,000	5.90%, 01/16/21 † 144A	1,246,875

Principal Amount		Value

Brazil: (continued)
	Banco BTG Pactual SA
$700,000	5.75%, 09/28/22 Reg S	$588,000
75,000	5.75%, 09/28/22 144A	63,000
	Banco do Brasil SA
950,000	5.88%, 01/26/22 144A	855,000
1,700,000	8.50%, 10/20/20 (c) † 144A	1,541,985
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	331,000
50,000	7.38%, 02/02/22 144A	41,375
700,000	Banco Pan SA
	8.50%, 04/23/20 144A	640,154
438,000	Banco Votorantim SA
	7.38%, 01/21/20 144A	433,620
	Centrais Eletricas Brasileiras SA
820,000	5.75%, 10/27/21 † 144A	656,820
1,250,000	6.88%, 07/30/19 144A	1,120,313
225,000	Hypermarcas SA 6.50%, 04/20/16 (c) 144A	226,688
	Itau Unibanco Holding SA
3,680,000	5.13%, 05/13/23 144A	3,330,400
1,000,000	5.75%, 01/22/21 144A	1,005,000
1,170,000	Oi SA 5.75%, 02/10/22 † 144A	737,100
1,270,000	Telemar Norte Leste SA 5.50%, 10/23/20 144A	876,300
		15,056,305
British Virgin Islands: 2.2%
800,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	668,000
500,000	Central American Bottling Corp. 6.75%, 02/09/17 (c) 144A	525,000
1,560,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,271,400
500,000	Road King 2012 Ltd. 9.88%, 11/30/15 (c) Reg S	525,625
650,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) † Reg S	691,129
700,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	684,250
1,100,000	Studio City Finance Ltd. 8.50%, 12/01/15 (c) † 144A	1,119,250
1,400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	1,435,007
400,000	Yingde Gases Investment Ltd. 8.13%, 04/22/16 (c) Reg S	376,000
		7,295,661
Canada: 0.8%
	Pacific Rubiales Energy Corp.
1,375,000	5.13%, 03/28/18 (c) 144A	508,750
2,305,000	5.38%, 01/26/17 (c) 144A	1,014,200
2,878,000	5.63%, 01/19/20 (c) † 144A	1,093,640
		2,616,590

See Notes to Financial Statements

29

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Cayman Islands: 12.8%
$1,975,000	Agile Property Holdings Ltd. 8.88%, 11/30/15 (c) Reg S	$2,014,500
600,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	604,500
1,060,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 Reg S	979,847
900,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	898,056
600,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	622,589
700,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) 144A	729,750
1,000,000	Central China Real Estate Ltd. 6.50%, 06/04/16 (c) † Reg S	1,002,499
800,000	China Hongqiao Group Ltd. 7.63%, 06/26/17 † Reg S	810,840
600,000	China SCE Property Holdings Ltd. 11.50%, 11/30/15 (c) † Reg S	637,500
800,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) Reg S	753,052
1,130,000	CIFI Holdings Group Co. Ltd. 8.88%, 01/27/17 (c) † Reg S	1,196,354
1,300,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,049,750
	Country Garden Holdings Co. Ltd.
1,400,000	7.50%, 03/09/18 (c) † Reg S	1,487,861
1,460,000	7.50%, 01/10/18 (c) 144A	1,516,832
600,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	615,000
850,000	Emaar Sukuk Ltd. 6.40%, 07/18/19 † Reg S	955,247
2,090,000	Evergrande Real Estate Group Ltd. 8.75%, 10/30/16 (c) 144A	2,118,842
500,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) † Reg S	544,827
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	412,000
1,660,000	Global A&T Electronics Ltd. 10.00%, 02/01/16 (c) † 144A	1,423,450
200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/16 (c) Reg S	177,000
	Greenland Hong Kong Holdings Ltd.
650,000	4.38%, 08/07/17 Reg S	658,096
200,000	4.75%, 10/18/16 † Reg S	201,940
1,300,000	Greentown China Holdings Ltd. 8.50%, 02/04/16 (c) † Reg S	1,370,225
950,000	Guanay Finance Ltd. 6.00%, 12/15/20 144A	964,250
950,000	Industrial Senior Trust 5.50%, 11/01/22 144A	870,556
1,540,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	1,638,639
940,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) Reg S	980,586
1,000,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	1,039,330
1,025,000	Marfrig Overseas Ltd. 9.50%, 11/30/15 (c) 144A	1,030,125
Principal Amount		Value

Cayman Islands: (continued)
$1,755,000	MCE Finance Ltd. 5.00%, 02/15/16 (c) † 144A	$1,651,981
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	383,880
200,000	Mongolian Mining Corp. 8.88%, 11/30/15 (c) Reg S	88,800
1,353,000	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) † 144A	676,500
1,132,625	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	390,189
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 † Reg S	469,631
900,000	Shelf Drilling Holdings Ltd. 8.63%, 11/30/15 (c) 144A	695,250
	Shimao Property Holdings Ltd.
1,925,000	6.63%, 01/14/17 (c) † Reg S	2,012,141
1,200,000	8.38%, 02/10/19 (c) † Reg S	1,295,134
600,000	SOHO China Ltd. 5.75%, 11/07/15 (c) Reg S	615,000
1,130,000	Sunac China Holdings Ltd. 12.50%, 11/30/15 (c) Reg S	1,211,925
700,000	Suzano Trading Ltd. 5.88%, 01/23/21 † 144A	705,600
675,000	TAM Capital 3, Inc. 8.38%, 06/03/16 (c) 144A	546,750
1,840,000	Wynn Macau Ltd. 5.25%, 10/15/16 (c) † 144A	1,692,800
700,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	734,154
		42,473,778
Chile: 1.0%
910,000	AES Gener SA 8.38%, 06/18/19 (c) † 144A	946,400
350,000	Automotores Gildemeister SA 8.25%, 05/24/16 (c) 144A	136,500
950,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) † 144A	908,438
1,000,000	Latam Airlines Group SA 7.25%, 06/09/20 † 144A	930,000
500,000	Masisa SA 9.50%, 05/05/17 (c) 144A	447,500
		3,368,838
China / Hong Kong: 1.5%
	Bank of East Asia Ltd.
1,000,000	4.25%, 11/20/19 (c) Reg S	995,426
700,000	8.50%, 11/05/19 (c) † Reg S	800,650
400,000	Chalieco Hong Kong Corp. Ltd. 6.88%, 02/28/17 (c) Reg S	414,500
850,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	950,088
500,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	520,141
1,015,000	Yancoal International Resources Development Co. Ltd. 5.73%, 05/16/22 Reg S	886,146
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	513,000
		5,079,951

See Notes to Financial Statements

30

Principal Amount		Value

Colombia: 1.1%
$1,000,000	Banco Davivienda SA 5.88%, 07/09/22 † 144A	$1,021,250
600,000	Banco GNB Sudameris SA 3.88%, 05/02/18 † 144A	591,750
	Colombia Telecomunicaciones SA ESP
1,110,000	5.38%, 09/27/17 (c) 144A	993,450
1,000,000	8.50%, 03/30/20 (c) 144A	898,750
		3,505,200
Croatia: 0.2%
	Agrokor D.D.
550,000	8.88%, 02/01/16 (c) Reg S	591,690
50,000	8.88%, 02/01/16 (c) 144A	53,790
		645,480
Dominican Republic: 0.5%
	Aeropuertos Dominicanos Siglo XXI SA
800,000	9.75%, 11/13/15 (c) (s) Reg S	805,000
275,000	9.75%, 11/13/15 (c) (s) 144A	276,719
700,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	703,917
		1,785,636
Georgia: 0.6%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	469,611
500,000	7.75%, 07/05/17 144A	521,790
920,000	Georgian Railway JSC 7.75%, 07/11/22 144A	965,731
		1,957,132
Hungary: 0.4%
1,160,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,297,866
India: 1.8%
600,000	Bank of Baroda 6.63%, 05/25/17 (c) Reg S	623,230
	ICICI Bank Ltd.
900,000	6.38%, 04/30/17 (c) † Reg S	926,415
800,000	6.38%, 04/30/17 (c) 144A	823,480
890,000	Indian Overseas Bank 4.63%, 02/21/18 Reg S	918,607
1,100,000	JSW Steel Ltd. 4.75%, 11/12/19 † Reg S	947,925
600,000	Reliance Communications Ltd. 6.50%, 11/06/20 Reg S	619,200
1,000,000	Tata Motors Ltd. 4.63%, 04/30/20 † Reg S	1,030,100
		5,888,957
Indonesia: 1.6%
900,000	Bank Negara Indonesia Persero Tbk PT 4.13%, 04/27/17 † Reg S	920,250
900,000	Berau Coal Energy Tbk PT 7.25%, 11/30/15 (c) 144A	274,500
	Gajah Tunggal Tbk PT
600,000	7.75%, 02/06/16 (c) † Reg S	324,000
250,000	7.75%, 02/06/16 (c) 144A	135,000
	Perusahaan Listrik Negara PT
1,750,000	5.25%, 10/24/42 144A	1,448,125
2,175,000	5.50%, 11/22/21 Reg S	2,249,341
		5,351,216
Principal Amount		Value

Ireland: 3.5%
$500,000	AK Transneft OJSC 8.70%, 08/07/18 144A	$554,523
	Alfa Bank OJSC
400,000	7.75%, 04/28/21 144A	412,942
720,000	7.88%, 09/25/17 Reg S	762,024
300,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	144,000
250,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	254,323
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	267,855
400,000	EuroChem Mineral & Chemical Co. OJSC 5.13%, 12/12/17 144A	403,480
1,000,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	1,015,465
700,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	669,690
850,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	791,563
700,000	Nomos Bank 7.25%, 04/25/18 144A	716,625
300,000	Phosagro OAO 4.20%, 02/13/18 144A	300,188
200,000	Raspadskaya OJSC 7.75%, 04/27/17 144A	203,789
1,250,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,121,835
400,000	SCF Capital Ltd. 5.38%, 10/27/17 144A	397,396
525,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	509,775
300,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	332,099
2,690,000	Vnesheconombank 6.90%, 07/09/20 144A	2,757,613
		11,615,185
Israel: 0.4%
1,170,000	B Communications Ltd. 7.38%, 02/15/17 (c) † 144A	1,275,300
Kazakhstan: 1.5%
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	102,532
1,465,000	7.25%, 05/03/17 144A	1,502,088
	Kazkommertsbank JSC
550,000	7.50%, 11/29/16 Reg S	529,925
650,000	7.50%, 11/29/16 144A	626,275
1,000,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	955,000
1,470,000	Zhaikmunai International BV 7.13%, 11/13/16 (c) 144A	1,205,400
		4,921,220
Luxembourg: 8.4%
700,000	ALROSA Finance SA 7.75%, 11/03/20 144A	744,450
500,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	342,500
1,530,000	Consolidated Energy Finance SA 6.75%, 10/15/16 (c) 144A	1,530,000

See Notes to Financial Statements

31

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Luxembourg: (continued)
$600,000	Cosan Luxembourg SA 5.00%, 03/14/18 (c) Reg S	$507,000
1,450,000	CSN Resources SA 6.50%, 07/21/20 144A	855,500
1,200,000	Evraz Group SA 6.75%, 04/27/18 144A	1,212,000
450,000	Far East Capital Ltd. SA 8.00%, 05/02/16 (c) 144A	279,216
1,300,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,258,010
	Gazprom OAO
1,000,000	4.95%, 07/19/22 144A	969,162
200,000	6.21%, 11/22/16 144A	207,554
1,000,000	7.29%, 08/16/37 144A	1,007,500
1,300,000	9.25%, 04/23/19 144A	1,464,937
	MHP SA
200,000	8.25%, 04/02/20 Reg S	173,560
1,075,000	8.25%, 04/02/20 144A	932,885
890,000	Minerva Luxembourg SA 7.75%, 01/31/18 (c) 144A	883,325
600,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	653,670
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) † Reg S	563,500
820,000	8.38%, 09/20/17 (c) † 144A	660,100
1,610,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	1,635,792
650,000	QGOG Constellation SA 6.25%, 11/09/16 (c) Reg S	331,500
	Rosneft Finance SA
200,000	7.25%, 02/02/20 144A	212,484
720,000	7.88%, 03/13/18 144A	768,172
	Russian Agricultural Bank OJSC
1,480,000	5.10%, 07/25/18 144A	1,479,963
300,000	6.00%, 06/03/16 (c) Reg S	283,470
	Sberbank of Russia
1,000,000	4.95%, 02/07/17 144A	1,018,495
1,300,000	5.13%, 10/29/22 144A	1,222,413
1,150,000	6.13%, 02/07/22 144A	1,183,919
	Severstal OAO
400,000	5.90%, 10/17/22 144A	391,062
700,000	6.70%, 10/25/17 144A	740,075
250,000	Sistema JSFC 6.95%, 05/17/19 144A	251,750
550,000	TMK OAO 7.75%, 01/27/18 Reg S	562,245
700,000	Topaz Marine SA 8.63%, 11/01/16 (c) 144A	642,628
	VTB Bank OJSC
980,000	6.00%, 04/12/17 144A	1,009,912
600,000	6.88%, 05/29/18 144A	631,425
1,150,000	VTB Bank SA 6.95%, 10/17/22 144A	1,102,781
		27,712,955
Marshall Islands: 0.2%
750,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	633,750

Principal Amount		Value

Mexico: 6.1%
$1,030,000	Axtel SAB de CV 9.00%, 01/31/16 (c) (s) 144A	$1,058,325
	BBVA Bancomer SA
1,200,000	6.01%, 05/17/17 (c) Reg S	1,230,000
1,175,000	7.25%, 04/22/20 144A	1,310,219
	Cemex SAB de CV
1,320,000	5.88%, 03/25/16 (c) † 144A	1,337,820
1,725,000	6.50%, 12/10/17 (c) 144A	1,755,187
1,800,000	7.25%, 01/15/18 (c) 144A	1,849,500
621,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	680,306
800,000	Credito Real SAB de CV 7.50%, 03/13/17 (c) † 144A	828,800
910,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	894,075
	Empresas ICA SAB de CV
1,300,000	8.88%, 05/29/19 (c) 144A	373,750
665,000	8.90%, 02/04/16 (c) † Reg S	187,863
1,000,000	Grupo Elektra SAB de CV 7.25%, 11/30/15 (c) Reg S	962,500
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	511,250
600,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	576,000
750,000	Grupo Papelero Scribe SAB de CV 8.88%, 11/30/15 (c) 144A	693,750
700,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	675,500
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	443,750
800,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	816,000
600,000	Servicios Corporativos Javer SAPI de CV 9.88%, 04/06/16 (c) 144A	616,500
995,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	975,100
850,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	873,375
1,000,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) † Reg S	832,500
600,000	Unifin Financiera SAPI de CV 6.25%, 07/22/17 (c) 144A	582,000
		20,064,070
Mongolia: 0.2%
800,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	802,172
Morocco: 0.2%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	519,475
Netherlands: 7.2%
	Access Finance BV
200,000	7.25%, 07/25/17 Reg S	199,009
950,000	7.25%, 07/25/17 144A	945,295
1,020,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	527,850
750,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) 144A	501,563

See Notes to Financial Statements

32

Principal Amount		Value

Netherlands: (continued)
$700,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	$719,250
	FBN Finance Co. BV
920,000	8.00%, 07/23/19 (c) 144A	715,300
400,000	8.25%, 08/07/18 (c) 144A	328,524
930,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	990,218
850,000	GTB Finance BV 7.50%, 05/19/16 144A	865,300
1,775,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	807,625
865,000	Listrindo Capital BV 6.95%, 02/21/16 (c) † Reg S	897,502
	Majapahit Holding BV
2,580,000	7.75%, 01/20/20 144A	2,917,980
2,235,000	8.00%, 08/07/19 144A	2,525,550
1,160,000	Metinvest BV 8.75%, 02/14/18 144A	736,786
690,000	Myriad International Holdings BV
	6.38%, 07/28/17 144A	725,931
	Petrobras Global Finance BV
2,835,000	4.38%, 05/20/23	2,073,094
1,050,000	6.25%, 03/17/24	843,623
1,700,000	7.88%, 03/15/19 †	1,615,000
1,880,000	Petrobras International Finance Co.
	5.38%, 01/27/21	1,534,550
	VimpelCom Holdings BV
770,000	5.95%, 02/13/23 144A	740,163
760,000	7.50%, 03/01/22 144A	803,221
1,960,000	VTR Finance BV
	6.88%, 01/15/19 (c) 144A	1,901,200
		23,914,534
Nigeria: 0.4%
500,000	Fidelity Bank Plc
	6.88%, 05/09/18 144A	412,500
1,000,000	Zenith Bank Plc
	6.25%, 04/22/19 144A	924,340
		1,336,840
Panama: 0.6%
600,000	AES El Salvador Trust II
	6.75%, 03/28/18 (c) 144A	545,250
500,000	AES Panama SRL
	6.00%, 06/25/19 (c) 144A	497,500
1,050,000	Avianca Holdings SA
	8.38%, 05/10/17 (c) † 144A	863,625
		1,906,375
Paraguay: 0.4%
600,000	Banco Regional SAECA
	8.13%, 01/24/19 144A	618,000
600,000	Telefonica Celular del Paraguay SA
	6.75%, 12/13/17 (c) 144A	549,000
		1,167,000
Peru: 1.9%
500,000	Cementos Pacasmayo SAA
	4.50%, 02/08/23 144A	474,375
675,000	Cia Minera Ares SAC
	7.75%, 01/23/18 (c) 144A	658,125
Principal Amount		Value

Peru: (continued)
$750,000	Corp Azucarera del Peru SA
	6.38%, 08/02/17 (c) Reg S	$629,063
300,000	Corp Lindley SA
	6.75%, 11/23/21 144A	333,000
575,000	Ferreycorp SAA
	4.88%, 04/26/17 (c) 144A	554,875
700,000	InRetail Consumer
	5.25%, 10/10/18 (c) 144A	714,000
775,000	InRetail Shopping Malls
	6.50%, 07/09/18 (c) 144A	796,313
1,150,000	Union Andina de Cementos SAA
	5.88%, 10/30/18 (c) 144A	1,154,312
1,050,000	Volcan Cia Minera SAA
	5.38%, 02/02/22 † 144A	947,625
		6,261,688
Philippines: 0.2%
800,000	Security Bank Corp.
	3.95%, 02/03/20 Reg S	822,786
Russia: 0.1%
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	190,000
225,000	10.88%, 03/26/18 144A	106,875
		296,875
Saudi Arabia: 0.5%
	Dar Al-Arkan Sukuk Co. Ltd.
1,200,000	5.75%, 05/24/18 Reg S	1,186,500
600,000	6.50%, 05/28/19 Reg S	604,103
		1,790,603
Singapore: 1.5%
2,090,000	ABJA Investment Co. Pte Ltd.
	5.95%, 07/31/24 Reg S	1,955,111
111,000	Bakrie Telecom Pte Ltd.
	11.50%, 05/07/15 (d) * Reg S	5,128
500,000	Pratama Agung Pte Ltd.
	6.25%, 02/24/18 (c) Reg S	492,340
118,000	STATS ChipPAC Ltd.
	4.50%, 03/20/16 (c) 144A	117,705
1,060,000	TBG Global Pte Ltd.
	4.63%, 04/03/16 (c) 144A	1,060,000
600,000	Theta Capital Pte Ltd.
	6.13%, 11/14/16 (c) Reg S	583,626
	Yanlord Land Group Ltd.
200,000	10.63%, 11/30/15 (c) Reg S	211,500
600,000	10.63%, 11/30/15 (c) 144A	634,500
		5,059,910
South Africa: 2.0%
600,000	African Bank Ltd.
	6.00%, 06/15/16 (d) * Reg S	506,250
	Eskom Holdings SOC Ltd.
2,920,000	5.75%, 01/26/21 † 144A	2,720,228
2,200,000	6.75%, 08/06/23 † 144A	2,049,850
1,440,000	7.13%, 02/11/25 † 144A	1,342,685
		6,619,013

See Notes to Financial Statements

33

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

South Korea: 0.7%
	Woori Bank Co. Ltd.
$700,000	5.00%, 06/10/20 (c) 144A	$701,913
1,450,000	6.21%, 05/02/17 (c) 144A	1,529,753
		2,231,666
Spain: 0.3%
1,075,000	Cemex Espana Luxembourg
	9.88%, 04/30/16 (c) 144A	1,151,594
Sri Lanka: 0.8%
	Bank of Ceylon
900,000	5.33%, 04/16/18 Reg S	896,625
670,000	6.88%, 05/03/17 Reg S	689,263
75,000	6.88%, 05/03/17 144A	77,156
1,000,000	National Savings Bank
	8.88%, 09/18/18 144A	1,071,250
		2,734,294
Sweden: 0.3%
950,000	Eileme 2 AB
	11.63%, 01/31/16 (c) Reg S	1,030,845
Thailand: 0.4%
1,160,000	Krung Thai Bank PCL
	5.20%, 12/26/19 (c) † Reg S	1,184,326
Trinidad and Tobago: 0.8%
	Petroleum Co. of Trinidad & Tobago Ltd.
1,122,917	6.00%, 05/08/22 144A	1,084,176
500,000	9.75%, 08/14/19 Reg S	537,500
925,000	9.75%, 08/14/19 144A	994,375
		2,616,051
Turkey: 3.5%
900,000	Albaraka Turk Katilim Bankasi AS
	6.25%, 06/30/19 Reg S	906,894
800,000	Arcelik AS
	5.00%, 04/03/23 144A	752,780
	Finansbank AS
300,000	5.15%, 11/01/17 Reg S	307,005
1,015,000	6.25%, 04/30/19 144A	1,063,953
1,300,000	Tupras Turkiye Petrol Rafinerileri AS
	4.13%, 05/02/18 144A	1,307,020
2,350,000	Turkiye Is Bankasi SA
	6.00%, 10/24/22 † 144A	2,314,068
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 † Reg S	393,480
600,000	4.25%, 05/09/20 144A	590,220
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 † Reg S	956,190
1,200,000	6.00%, 11/01/22 † 144A	1,147,428
1,850,000	Yapi ve Kredi Bankasi AS
	5.50%, 12/06/22 144A	1,775,565
		11,514,603
United Kingdom: 3.4%
	AngloGold Ashanti Holdings Plc
895,000	5.13%, 08/01/22	819,484
1,590,000	5.38%, 04/15/20	1,530,534
550,000	6.50%, 04/15/40	442,750
1,260,000	DTEK Finance Plc
	7.88%, 04/04/18 144A	623,700
1,000,000	Hikma Pharmaceuticals Plc
	4.25%, 04/10/20 Reg S	1,005,450
Principal Amount		Value

United Kingdom: (continued)
$900,000	Oschadbank
	9.38%, 03/10/23 (s) 144A	$803,700
450,000	Polyus Gold International Ltd.
	5.63%, 04/29/20 144A	442,125
700,000	Ukraine Railways
	9.50%, 05/21/18 144A	565,250
	Vedanta Resources Plc
1,300,000	6.00%, 01/31/19 † Reg S	1,046,973
1,850,000	6.00%, 01/31/19 † 144A	1,489,923
2,235,000	8.25%, 06/07/21 † 144A	1,799,175
600,000	West China Cement Ltd.
	6.50%, 09/11/17 (c) † Reg S	621,170
		11,190,234
United States: 2.0%
	Cemex Finance LLC
1,955,000	6.00%, 04/01/19 (c) 144A	1,871,912
1,610,000	9.38%, 10/12/17 (c) 144A	1,758,925
	JBS USA LLC
1,100,000	5.75%, 06/15/20 (c) 144A	1,069,750
1,500,000	7.25%, 11/30/15 (c) 144A	1,576,875
910,000	Rolta Americas LLC
	8.88%, 07/24/17 (c) 144A	472,290
		6,749,752
Venezuela: 2.7%
1,350,000	CA La Electricidad de Caracas
	8.50%, 04/10/18 Reg S	573,750
	Petroleos de Venezuela SA
1,315,000	5.25%, 04/12/17 Reg S	742,975
2,020,000	5.38%, 04/12/27 Reg S	707,000
480,000	5.50%, 04/12/37 Reg S	165,600
3,960,000	6.00%, 05/16/24 144A	1,420,650
3,000,000	6.00%, 11/15/26 144A	1,067,700
3,280,000	8.50%, 11/02/17 † 144A	2,000,472
1,050,000	9.00%, 11/17/21 † Reg S	438,690
575,000	9.00%, 11/17/21 144A	240,235
1,400,000	9.75%, 05/17/35 144A	588,000
1,795,000	12.75%, 02/17/22 † 144A	901,988
		8,847,060
Total Corporate Bonds (Cost: $313,589,918)		287,165,030
GOVERNMENT OBLIGATIONS: 7.5%
Argentina: 2.2%
	City of Buenos Aires, Argentina
815,000	8.95%, 02/19/21 144A	863,900
650,000	9.95%, 03/01/17 144A	679,250
	Provincia de Buenos Aires
1,050,000	9.38%, 09/14/18 144A	1,071,000
1,400,000	9.95%, 06/09/21 144A	1,445,500
1,025,000	10.88%, 01/26/21 144A	1,091,625
1,025,000	10.88%, 01/26/21 Reg S	1,091,625
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	523,750
600,000	12.38%, 08/17/17 144A	628,500
		7,395,150

See Notes to Financial Statements

34

Principal Amount		Value

Azerbaijan: 0.9%
	State Oil Co. of the Azerbaijan Republic
$2,900,000	4.75%, 03/13/23 Reg S	$2,516,382
500,000	5.45%, 02/09/17 Reg S	511,250
		3,027,632
Costa Rica: 1.2%
900,000	Banco de Costa Rica
	5.25%, 08/12/18 144A	916,875
1,540,000	Banco Nacional de Costa Rica
	6.25%, 11/01/23 144A	1,516,900
1,300,000	Instituto Costarricense de Electricidad
	6.95%, 11/10/21 144A	1,332,500
		3,766,275
Hungary: 0.6%
	Magyar Export-Import Bank Zrt
620,000	4.00%, 01/30/20 144A	632,524
1,100,000	5.50%, 02/12/18 Reg S	1,170,177
		1,802,701
India: 0.2%
700,000	State Bank of India
	6.44%, 05/15/17 (c) Reg S	717,522
Mongolia: 0.3%
1,100,000	Development Bank of Mongolia LLC
	5.75%, 03/21/17 Reg S	1,072,537
Mozambique: 0.3%
1,214,850	Republic of Mozambique
	6.31%, 09/11/20 Reg S	1,086,100
Turkey: 0.5%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	157,551
1,540,000	5.88%, 04/24/19 144A	1,617,527
		1,775,078
Ukraine:1.3%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	78,596
1,075,000	7.40%, 04/20/18 144A	844,907
2,025,000	8.38%, 11/03/17 144A	1,599,750
1,780,000	Ukreximbank
	9.75%, 01/22/45 144A	1,593,883
		4,117,136
Total Government Obligations (Cost: $24,771,798)		24,760,131

Number of Shares
MONEY MARKET FUND: 2.2% (Cost: $7,059,435)
7,059,435	Dreyfus Government Cash Management Fund	7,059,435
Total Investments Before Collateral for Securities Loaned: 96.5%
(Cost: $345,421,151)		318,984,596
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 17.5%
Repurchase Agreements: 17.5%
$13,775,568	Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.09%, due 11/2/15, proceeds $13,775,671; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 8/1/16 to 11/1/45, valued at $14,051,081 including accrued interest)	$13,775,568
13,775,568	Repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc., 0.10%, due 11/2/15, proceeds $13,775,683; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 12/31/16 to 11/1/45, valued at $14,051,079 including accrued interest)	13,775,568
13,775,568	Repurchase agreement dated 10/30/15 with Daiwa Capital Markets America, Inc., 0.09%, due 11/2/15, proceeds $13,775,671; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/5/15 to 2/1/49, valued at $14,051,080 including accrued interest)	13,775,568
13,775,568	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.06%, due 11/2/15, proceeds $13,775,637; (collateralized by various U.S. government and agency obligations, 0.00% to 8.95%, due 11/15/15 to 7/15/37, valued at $14,051,112 including accrued interest)	13,775,568
2,900,727	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $2,900,744; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $2,958,742 including accrued interest)	2,900,727
Total Short-Term Investments Held As Collateral For Securities Loaned
(Cost: $58,002,999)		58,002,999
Total Investments: 114.0%
(Cost: $403,424,150)		376,987,595
Liabilities in excess of other assets: (14.0)%		(46,337,102)
NET ASSETS: 100.0%		$330,650,493

See Notes to Financial Statements

35

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $52,863,128.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $215,865,331, or 65.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.6%	$24,312,821
Communications	8.7	27,829,804
Consumer, Cyclical	5.0	15,944,367
Consumer, Non-cyclical	4.4	14,213,296
Diversified	0.7	2,245,688
Energy	14.7	46,928,124
Financial	34.1	108,652,162
Government	7.8	24,760,131
Industrial	7.4	23,564,603
Technology	0.2	589,995
Utilities	7.2	22,884,170
Money Market Fund	2.2	7,059,435
	100.0%	$318,984,596

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$287,165,030	$—	$287,165,030
Government Obligations*	—	24,760,131	—	24,760,131
Money Market Fund	7,059,435	—	—	7,059,435
Repurchase Agreements	—	58,002,999	—	58,002,999
Total	$7,059,435	$369,928,160	$—	$376,987,595

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

36

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 97.9%
Canada: 2.4%
$40,000	Bombardier, Inc.
	6.00%, 04/15/17 (c) Reg S	$31,000
	Teck Resources Ltd.
400,000	3.00%, 03/01/19	307,956
600,000	3.75%, 11/01/22 (c)	384,000
700,000	6.25%, 01/15/41 (c)	399,000
		1,121,956
Cayman Islands: 4.3%
	Transocean, Inc.
310,000	3.00%, 10/15/17	285,355
385,000	4.30%, 07/15/22 (c) †	253,569
355,000	6.00%, 03/15/18 †	334,765
415,000	6.50%, 11/15/20 †	334,424
455,000	6.80%, 03/15/38	291,200
550,000	6.88%, 12/15/21	436,562
90,000	7.38%, 04/15/18	86,063
		2,021,938
Finland: 1.7%
	Nokia OYJ
315,000	5.38%, 05/15/19	337,837
150,000	6.63%, 05/15/39	157,700
90,000	Stora Enso OYJ
	7.25%, 04/15/36 144A	96,750
180,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 144A	211,950
		804,237
France: 2.3%
60,000	Banque PSA Finance
	5.75%, 04/04/21 144A	63,664
85,000	BPCE SA
	12.50%, 09/30/19 (c) 144A	110,500
	Credit Agricole SA
225,000	6.64%, 05/31/17 (c) Reg S	231,469
350,000	8.38%, 10/13/19 (c) 144A	398,160
	Societe Generale
100,000	5.92%, 04/05/17 (c) Reg S	102,438
175,000	5.92%, 04/05/17 (c) 144A	179,267
		1,085,498
Italy: 1.3%
615,000	Intesa Sanpaolo SpA
	5.02%, 06/26/24 144A	617,063
Japan: 1.6%
760,000	SoftBank Corp.
	4.50%, 04/15/20 144A	755,060
Liberia: 0.3%
140,000	Royal Caribbean Cruises
	7.25%, 03/15/18	154,000
Luxembourg: 10.8%
	ArcelorMittal
505,000	5.25%, 02/25/17	510,050
500,000	6.13%, 06/01/18	502,500
735,000	6.25%, 03/01/21 †	697,791
305,000	7.00%, 02/25/22 †	290,512
330,000	7.50%, 03/01/41	280,612
450,000	7.75%, 10/15/39	385,875
405,000	10.60%, 06/01/19	449,550
Principal Amount		Value

Luxembourg: (continued)
	Telecom Italia Capital
$380,000	6.00%, 09/30/34	$359,100
430,000	6.38%, 11/15/33	417,857
405,000	7.00%, 06/04/18	448,537
480,000	7.72%, 06/04/38	513,600
200,000	UniCredit Luxembourg Finance SA
	6.00%, 10/31/17 144A	210,688
		5,066,672
Netherlands: 0.9%
390,000	Royal Bank of Scotland NV
	4.65%, 06/04/18	404,777
Norway: 0.7%
325,000	Eksportfinans ASA
	5.50%, 06/26/17	341,760
Spain: 0.4%
200,000	BBVA International Preferred SAU
	5.92%, 04/18/17 (c) †	204,250
Switzerland: 0.1%
50,000	Credit Suisse
	5.86%, 05/15/17 (c)	52,063
United Kingdom: 5.8%
420,000	Barclays Bank Plc Perpetual
	6.28%, 12/15/34 (c)	462,447
	Lloyds Banking Group Plc
135,000	6.41%, 10/01/35 (c) 144A	151,200
255,000	6.66%, 05/21/37 (c) 144A	286,556
	Royal Bank of Scotland Group Plc
325,000	6.99%, 10/05/17 (c) 144A	380,250
390,000	7.64%, 09/30/17 (c)	409,305
100,000	7.65%, 09/30/31 (c)	125,000
	Tesco Plc
405,000	5.50%, 11/15/17 144A	428,441
310,000	6.15%, 11/15/37 144A	287,392
200,000	Virgin Media Secured Finance Plc
	5.25%, 01/15/21	212,750
		2,743,341
United States: 65.3%
	ADT Corp.
240,000	2.25%, 07/15/17	239,400
330,000	3.50%, 07/15/22	311,025
160,000	4.13%, 06/15/23 †	154,800
295,000	4.88%, 07/15/42	227,150
150,000	Aecom Global II / URS Fox US LP
	5.00%, 01/01/22 (c)	142,875
	Alcatel-Lucent USA, Inc.
380,000	6.45%, 03/15/29	402,800
135,000	6.50%, 01/15/28	142,931
	Alcoa, Inc.
555,000	5.40%, 01/15/21 (c)	576,506
215,000	5.55%, 02/01/17	224,406
210,000	5.72%, 02/23/19	225,487
360,000	5.90%, 02/01/27	366,750
192,000	5.95%, 02/01/37	181,440
370,000	6.15%, 08/15/20	391,737
250,000	6.75%, 07/15/18	276,906

See Notes to Financial Statements

37

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Allegheny Technologies, Inc.
$340,000	5.95%, 10/15/20 (c)	$300,900
150,000	7.63%, 05/15/23 (c) (s)	128,250
177,000	Ally Financial, Inc.
	8.00%, 11/01/31	216,825
	Avon Products, Inc.
305,000	6.35%, 03/15/20 (s) †	249,337
395,000	6.75%, 03/15/23 (s) †	287,856
158,000	BAC Capital Trust XI
	6.63%, 05/23/36	183,105
135,000	Belo Corp.
	7.25%, 09/15/27	140,063
115,000	BMC Software, Inc.
	7.25%, 06/01/18 †	101,631
80,000	Brunswick Corp.
	7.13%, 08/01/27	85,600
	CenturyLink, Inc.
290,000	6.00%, 04/01/17	305,587
400,000	6.88%, 01/15/28	348,000
270,000	7.60%, 09/15/39	232,200
75,000	Choice Hotels International, Inc.
	5.70%, 08/28/20	80,903
50,000	Cincinnati Bell
	6.30%, 12/01/28	45,250
67,000	Citigroup Capital III
	7.63%, 12/01/36	83,643
175,000	Clear Channel Communications, Inc.
	7.25%, 10/15/27	117,250
	Cliffs Natural Resources, Inc.
180,000	5.95%, 01/15/18 †	93,600
203,000	7.75%, 03/31/17 (c) † 144A	83,230
	Commercial Metals Co.
255,000	6.50%, 07/15/17	265,837
30,000	7.35%, 08/15/18	32,363
60,000	ConAgra Foods, Inc.
	9.75%, 03/01/21	75,953
90,000	Cooper Tire & Rubber Co.
	7.63%, 03/15/27	94,500
50,000	Countrywide Capital III
	8.05%, 06/15/27	62,564
110,000	Crown Cork & Seal Co., Inc.
	7.38%, 12/15/26	120,588
	DCP Midstream LLC
370,000	4.75%, 09/30/21 144A	329,296
450,000	5.35%, 03/15/20 144A	419,857
	DCP Midstream Operating LP
290,000	2.50%, 11/01/17 (c)	270,705
355,000	3.88%, 12/15/22 (c)	301,567
65,000	Dean Holding Co.
	6.90%, 10/15/17	68,169
	Dell, Inc.
340,000	4.63%, 04/01/21	330,650
220,000	5.88%, 06/15/19	228,492
210,000	6.50%, 04/15/38	179,025
330,000	Dresdner Funding Trust I
	8.15%, 06/30/29 (c) 144A	407,550
348,000	Edgewell Personal Care
	4.70%, 05/24/22	356,852
Principal Amount		Value

United States: (continued)
$455,000	Embarq Corp.
	8.00%, 06/01/36	$479,741
151,000	Energen Corp.
	4.63%, 06/01/21 (c)	137,410
100,000	Family Dollar Store, Inc.
	5.00%, 02/01/21	103,026
100,000	Fifth Street Finance Corp.
	4.88%, 03/01/19 †	101,431
90,000	First Niagara Financial Group, Inc.
	7.25%, 12/15/21	107,967
	FirstEnergy Corp.
450,000	4.25%, 12/15/22 (c)	455,543
471,000	7.38%, 11/15/31	563,460
405,000	Frontier Communications Corp.
	9.00%, 08/15/31	368,347
150,000	GenOn Americas Generation, LLC
	9.13%, 05/01/31 †	112,500
	Genworth Holdings, Inc.
230,000	4.80%, 02/15/24 †	168,475
60,000	6.15%, 11/15/16 (c)	27,300
375,000	6.52%, 05/22/18	386,719
315,000	7.63%, 09/24/21	294,624
210,000	7.70%, 06/15/20	206,850
479,000	Goldman Sachs Capital I
	6.35%, 02/15/34	562,460
50,000	Goodyear Tire & Rubber Co.
	7.00%, 03/15/28	54,750
150,000	Graham Holdings Co.
	7.25%, 02/01/19	161,396
135,000	Harsco Corp.
	5.75%, 05/15/18	132,638
	HCA, Inc.
100,000	7.50%, 11/15/95	100,250
150,000	7.69%, 06/15/25	166,500
105,000	8.36%, 04/15/24 (p)	123,900
70,000	iHeartCommunications, Inc.
	6.88%, 06/15/18 †	60,550
	Illinois Power Generating
100,000	7.00%, 04/15/18 †	85,500
150,000	7.95%, 06/01/32 †	117,750
	International Game Technology
35,000	5.50%, 06/15/20	35,088
165,000	7.50%, 06/15/19	177,788
	JC Penney Corp., Inc.
30,000	5.75%, 02/15/18 †	29,325
515,000	7.40%, 04/01/37	395,262
75,000	Knight Ridder, Inc.
	5.75%, 09/01/17	76,688
	L Brands, Inc.
215,000	6.90%, 07/15/17	232,737
205,000	6.95%, 03/01/33	214,737
50,000	Land O’Lakes, Inc.
	6.00%, 08/15/22 (c) 144A	53,875
50,000	Leidos Holdings, Inc.
	4.45%, 09/01/20 (c)	49,220
	Leidos, Inc.
130,000	5.50%, 07/01/33	118,797
160,000	7.13%, 07/01/32	166,909

See Notes to Financial Statements

38

Principal Amount		Value

United States: (continued)
$330,000	Leucadia National Corp.
	5.50%, 01/18/23 (c)	$330,214
	Masco Corp.
190,000	5.85%, 03/15/17	200,925
175,000	6.50%, 08/15/32	179,375
230,000	MDC Holdings, Inc.
	5.63%, 02/01/20	241,500
	Meccanica Holdings USA, Inc.
190,000	6.25%, 07/15/19 144A	205,438
195,000	6.25%, 01/15/40 144A	186,225
21,000	Neiman Marcus Group LLC
	7.13%, 06/01/28	21,263
490,000	New Albertsons, Inc.
	8.00%, 05/01/31	485,100
	NGPL Pipeco LLC
500,000	7.12%, 12/15/17 144A	465,000
50,000	7.77%, 12/15/37 144A	41,250
70,000	Norbord Delaware GP I
	7.70%, 02/15/17 144A	74,200
	NuStar Logistics, LP
235,000	4.80%, 09/01/20	229,125
80,000	8.15%, 04/15/18	85,600
320,000	ONEOK, Inc.
	4.25%, 11/02/21 (c)	275,200
	Pactiv LLC
225,000	7.95%, 12/15/25	218,812
50,000	8.13%, 06/15/17	53,875
310,000	PPL Energy Supply LLC
	4.60%, 09/15/21 (c)	266,453
100,000	Provident Financing Trust I
	7.41%, 03/15/38	113,563
	PulteGroup, Inc.
30,000	6.38%, 05/15/33	31,080
175,000	7.63%, 10/15/17	191,625
130,000	7.88%, 06/15/32	151,125
100,000	QEP Resources, Inc.
	6.80%, 03/01/20	98,500
50,000	Red Oak Power LLC
	9.20%, 11/30/29	54,125
140,000	Rite Aid Corp.
	7.70%, 02/15/27	178,150
	Rockies Express Pipeline
285,000	5.63%, 04/15/20 144A	287,850
130,000	6.85%, 07/15/18 144A	135,189
226,000	6.88%, 04/15/40 144A	216,395
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17	18,670
275,000	7.63%, 06/15/20	286,000
	Safeway, Inc.
50,000	5.00%, 08/15/19	49,750
370,000	7.25%, 02/01/31 †	360,750
60,000	Seacor Holdings, Inc.
	7.38%, 10/01/19	60,900
80,000	Sealed Air Corp.
	6.88%, 07/15/33 144A	82,000
80,000	ServiceMaster Co. LLC
	7.45%, 08/15/27	82,200
Principal Amount		Value

United States: (continued)
	SLM Corp.
$250,000	5.63%, 08/01/33	$184,375
510,000	6.00%, 01/25/17	524,637
395,000	8.00%, 03/25/20	419,687
870,000	8.45%, 06/15/18	935,250
660,000	Springleaf Finance Corp.
	6.90%, 12/15/17	696,300
	Sprint Capital Corp.
760,000	6.88%, 11/15/28	632,700
915,000	6.90%, 05/01/19	880,687
645,000	8.75%, 03/15/32	582,112
	Sprint Communications, Inc.
200,000	6.00%, 12/01/16	202,625
100,000	9.25%, 04/15/22	103,500
135,000	Synovus Financial Corp.
	5.13%, 06/15/17	141,244
110,000	Talen Energy Supply LLC
	6.50%, 05/01/18	112,063
150,000	Tenet Healthcare Corp.
	6.88%, 11/15/31	135,750
42,000	Textron Financial Corp.
	6.00%, 02/15/17 (c) 144A	31,185
	Toll Brothers Finance Corp.
160,000	6.75%, 11/01/19	181,600
50,000	8.91%, 10/15/17	56,500
126,000	Toys R Us, Inc.
	7.38%, 10/15/18	84,105
100,000	TRW Automotive, Inc.
	4.45%, 09/01/23 (c) 144A	95,750
190,000	United States Cellular Corp.
	6.70%, 12/15/33	171,950
390,000	United States Steel Corp.
	7.00%, 02/01/18 †	343,200
	Vereit Operating Partnership LP
738,000	2.00%, 02/06/17	729,292
30,000	4.60%, 11/06/23 (c)	29,213
	Vulcan Materials Co.
210,000	7.00%, 06/15/18	235,200
40,000	7.15%, 11/30/37	44,200
30,000	Wendy’s International
	7.00%, 12/15/25	31,800
		30,663,276
Total Corporate Bonds
(Cost: $47,266,389)		46,035,891

Number of Shares
MONEY MARKET FUND: 0.1%
(Cost: $36,147)
36,147	Dreyfus Government Cash
	Management Fund	36,147
Total Investments Before Collateral for Securities Loaned: 98.0%
(Cost: $47,302,536)		46,072,038

See Notes to Financial Statements

39

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 9.0%
Repurchase Agreements: 9.0%
$1,001,155	Repurchase agreement dated
	10/30/15 with BNP Paribas
	Securities Corp., 0.09%, due
	11/2/15, proceeds $1,001,163;
	(collateralized by various U.S.
	government and agency obligations,
	0.00% to 7.50%, due 8/1/16 to
	11/1/45, valued at $1,021,178
	including accrued interest)	$1,001,155
1,001,155	Repurchase agreement dated
	10/30/15 with Citigroup Global
	Markets, Inc., 0.10%, due 11/2/15,
	proceeds $1,001,163; (collateralized
	by various U.S. government and
	agency obligations, 2.00% to
	6.50%, due 12/31/16 to 11/1/45,
	valued at $1,021,178 including
	accrued interest)	1,001,155
1,001,155	Repurchase agreement dated
	10/30/15 with HSBC Securities
	USA, Inc., 0.06%, due 11/2/15,
	proceeds $1,001,160; (collateralized
	by various U.S. government and
	agency obligations, 0.00% to
	8.95%, due 11/15/15 to 7/15/37,
	valued at $1,021,180 including
	accrued interest)	1,001,155
Principal Amount		Value

Repurchase Agreements: (continued)
$1,001,155	Repurchase agreement dated
	10/30/15 with Mizuho Securities
	USA, Inc., 0.10%, due 11/2/15,
	proceeds $1,001,163; (collateralized
	by various U.S. government and
	agency obligations, 0.00% to
	9.50%, due 3/1/18 to 12/15/43,
	valued at $1,021,178 including
	accrued interest)	$1,001,155
210,763	Repurchase agreement dated
	10/30/15 with Royal Bank of
	Scotland Plc, 0.07%, due 11/2/15,
	proceeds $210,764; (collateralized
	by various U.S. government and
	agency obligations, 0.07% to
	3.38%, due 8/15/16 to 8/15/21,
	valued at $214,978 including
	accrued interest)	210,763
Total Short-Term Investments Held
As Collateral For Securities Loaned
(Cost: $4,215,383)		4,215,383
Total Investments: 107.0%
(Cost: $51,517,919)		50,287,421
Liabilities in excess of other assets: (7.0)%		(3,296,150)
NET ASSETS: 100.0%		$46,991,271

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $4,060,738.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,291,231, or 15.5% of net assets.

See Notes to Financial Statements

40

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	17.4%	$8,007,158
Communications	18.5	8,495,422
Consumer, Cyclical	7.4	3,407,314
Consumer, Non-cyclical	9.0	4,154,270
Diversified	0.7	330,214
Energy	11.7	5,375,782
Financial	24.6	11,345,116
Industrial	4.9	2,264,203
Technology	1.9	889,018
Utilities	3.8	1,767,394
Money Market Fund	0.1	36,147
	100.0%	$46,072,038

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$46,035,891	$—	$46,035,891
Money Market Fund	36,147	—	—	36,147
Repurchase Agreements	—	4,215,383	—	4,215,383
Total	$36,147	$50,251,274	$—	$50,287,421

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

41

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 96.0%
Argentina: 0.7%
USD	77,175	Aeropuertos Argentinia 2000 SA
		10.75%, 12/22/15 (c) Reg S	$80,061
	100,000	Arcor SAIC
		7.25%, 11/30/15 (c) 144A	103,500
	140,000	Inversiones y Representaciones SA
		11.50%, 07/20/20 Reg S	150,500
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	150,810
	25,000	7.88%, 05/07/21 144A	25,135
	385,000	YPF SA
		8.88%, 12/19/18 144A	399,437
			909,443
Australia: 0.8%
	100,000	Barminco Finance Pty Ltd.
		9.00%, 06/01/18 † 144A	78,500
		FMG Resources August 2006 Pty Ltd.
	565,000	6.88%, 04/01/17 (c) † 144A	406,800
	280,000	8.25%, 11/30/15 (c) † 144A	239,050
EUR	300,000	Origin Energy Finance Ltd.
		7.88%, 06/16/18 (c) Reg S	338,030
			1,062,380
Austria: 1.3%
	550,000	Hypo Alpe-Adria-Bank International AG
		4.38%, 01/24/17 (d)	405,547
USD	300,000	JBS Investments GmbH
		7.25%, 04/03/19 (c) † 144A	309,750
EUR	300,000	Raiffeisen Bank International
		4.50%, 02/21/20 (c) Reg S	276,471
USD	300,000	Sappi Papier Holding GmbH
		7.75%, 04/15/17 (c) 144A	313,500
EUR	150,000	Telekom Austria AG
		5.63%, 02/01/18 (c) Reg S	173,066
	200,000	Wienerberger AG
		6.50%, 02/09/21 (c)	226,022
			1,704,356
Barbados: 0.2%
USD	250,000	Columbus International, Inc.
		7.38%, 03/30/18 (c) 144A	260,938
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV
		5.63%, 06/15/21 Reg S	260,496
Bermuda: 0.8%
USD	200,000	China Oil & Gas Group Ltd.
		5.25%, 04/25/16 (c) 144A	200,967
		Digicel Group Ltd.
	160,000	7.13%, 04/01/17 (c) 144A	132,800
	380,000	8.25%, 09/30/16 (c) 144A	338,200
	240,000	Digicel Ltd.
		6.00%, 04/15/16 (c) 144A	217,200
	200,000	Inkia Energy Ltd.
		8.38%, 04/04/16 (c) 144A	205,500
			1,094,667
Principal Amount			Value

Brazil: 2.1%
USD	520,000	Banco Bradesco SA
		5.90%, 01/16/21 144A	$518,700
	180,000	Banco BTG Pactual SA
		5.75%, 09/28/22 Reg S	151,200
	600,000	Banco do Brasil SA
		5.88%, 01/19/23 144A	526,500
	425,000	Cent Elet Brasileiras SA
		6.88%, 07/30/19 144A	380,906
	1,100,000	Itau Unibanco Holding SA
		5.13%, 05/13/23 144A	995,500
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	185,581
USD	145,000	5.50%, 10/23/20 144A	100,050
			2,858,437
British Virgin Islands: 1.2%
	100,000	Arcos Dorados Holdings, Inc.
		6.63%, 09/27/23 144A	83,500
	300,000	Gold Fields Orogen Holding BVI Ltd.
		4.88%, 10/07/20 144A	244,500
	200,000	Road King 2012 Ltd.
		9.88%, 11/30/15 (c) Reg S	210,250
	200,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) † Reg S	212,655
	200,000	Star Energy Geothermal Wayang Windu Ltd.
		6.13%, 03/28/17 (c) Reg S	195,500
	300,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) † 144A	305,250
	200,000	Trillion Chance Ltd.
		8.50%, 01/10/17 (c) Reg S	205,001
	200,000	Yingde Gases Investment Ltd.
		8.13%, 04/22/16 (c) 144A	188,000
			1,644,656
Canada: 5.2%
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	81,782
USD	200,000	8.75%, 04/01/17 (c) 144A	218,950
	320,000	Baytex Energy Corp.
		5.63%, 06/01/19 (c) 144A	265,600
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 † Reg S	298,256
USD	570,000	6.13%, 01/15/23 144A	444,600
CAD	299,000	7.35%, 12/22/26 144A	177,112
USD	250,000	Brookfield Residential
		6.50%, 12/15/15 (c) 144A	251,875
	100,000	Cascades, Inc.
		5.50%, 07/15/17 (c) 144A	97,625
CAD	135,000	Corus Entertainment, Inc.
		4.25%, 02/11/20 Reg S	96,992
USD	200,000	Eldorado Gold Corp.
		6.13%, 12/15/16 (c) 144A	185,500
		First Quantum Minerals Ltd.
	221,000	6.75%, 02/15/17 (c) 144A	169,341
	321,000	7.00%, 02/15/18 (c) 144A	239,145
	200,000	Gibson Energy, Inc.
		6.75%, 07/15/16 (c) 144A	194,500

See Notes to Financial Statements

42

Principal Amount			Value

Canada: (continued)
CAD	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	$197,768
USD	200,000	Hudbay Minerals, Inc.
		9.50%, 10/01/16 (c)	175,500
	200,000	Iamgold Corp.
		6.75%, 10/01/16 (c) 144A	152,000
	250,000	Jupiter Resources, Inc.
		8.50%, 10/01/17 (c) † 144A	131,250
	256,000	Lightstream Resources
		8.63%, 02/01/16 (c) 144A	67,840
	250,000	Lundin Mining Corp.
		7.50%, 11/01/17 (c) 144A	253,125
	400,000	MEG Energy Corp.
		6.38%, 07/30/17 (c) 144A	339,000
	200,000	New Gold, Inc.
		6.25%, 11/15/17 (c) 144A	172,500
	550,000	New Red Finance, Inc.
		6.00%, 10/01/17 (c) 144A	576,812
	100,000	Northern Blizzard Resources, Inc.
		7.25%, 02/01/17 (c) † 144A	82,500
	250,000	NOVA Chemicals Corp.
		5.25%, 08/01/18 (c) 144A	256,738
		Pacific Rubiales Energy Corp.
	280,000	5.13%, 03/28/18 (c) 144A	103,600
	220,000	5.38%, 01/26/17 (c) 144A	96,800
	226,000	5.63%, 01/19/20 (c) † 144A	85,880
	280,000	Precision Drilling Corp.
		6.50%, 12/15/16 (c)	245,000
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	61,725
CAD	235,000	6.63%, 01/15/23 144A	183,657
USD	200,000	Seven Generations Energy Ltd.
		8.25%, 05/15/16 (c) † 144A	195,000
	400,000	Teck Resources Ltd.
		6.25%, 01/15/41 (c)	228,000
	200,000	Telesat Canada / Telesat, LLC
		6.00%, 11/30/15 (c) 144A	203,500
	300,000	Tervita Corp.
		9.75%, 11/30/15 (c) 144A	151,500
CAD	250,000	Videotron Ltd.
		6.88%, 06/15/16 (c)	202,545
			6,883,518
Cayman Islands: 4.8%
USD	430,000	Agile Property Holdings Ltd.
		8.88%, 11/30/15 (c) Reg S	438,600
	200,000	Alpha Star Holding Ltd.
		4.97%, 04/09/19 Reg S	184,877
GBP	100,000	Brakes Capital
		7.13%, 12/15/15 (c) Reg S	160,690
USD	200,000	CAR, Inc.
		6.13%, 02/04/18 (c) 144A	207,530
	200,000	Central China Real Estate
		8.00%, 01/28/17 (c) † Reg S	201,550
	200,000	CIFI Holdings Group Co. Ltd.
		7.75%, 06/05/18 (c) Reg S	202,044
	500,000	Country Garden Holdings Co. Ltd.
		7.50%, 01/10/18 (c) 144A	519,463
Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Evergrande Real Estate Group Ltd.
		8.75%, 10/30/16 (c) 144A	$202,760
	150,000	Global A&T Electronics Ltd.
		10.00%, 02/01/16 (c) 144A	128,625
	300,000	Greenland Hong Kong Holdings Ltd.
		4.38%, 08/07/17 Reg S	303,737
	200,000	Greentown China Holdings Ltd.
		8.50%, 02/04/16 (c) † Reg S	210,804
	200,000	Industrial Senior Trust
		5.50%, 11/01/22 Reg S	183,275
	400,000	KWG Property Holdings Ltd.
		8.98%, 01/14/17 (c) Reg S	425,620
	300,000	Longfor Properties
		6.88%, 10/18/16 (c) † Reg S	322,125
	200,000	MAF Global Securities Ltd.
		7.13%, 10/29/18 (c) Reg S	207,866
	300,000	MIE Holdings Corp.
		7.50%, 04/25/17 (c) 144A	177,175
	200,000	Mongolian Mining Corp.
		8.88%, 11/30/15 (c) Reg S	88,800
	289,952	Odebrecht Offshore Drilling Finance Ltd.
		6.75%, 12/01/21 (c) 144A	99,888
	170,000	Sable International Finance Ltd.
		8.75%, 02/01/16 (c) Reg S	180,413
	400,000	Shimao Property Holdings Ltd.
		8.38%, 02/10/19 (c) † Reg S	431,711
	200,000	Sunac China Holdings Ltd.
		9.38%, 04/05/16 (c) Reg S	213,000
	200,000	Suzano Trading Ltd.
		5.88%, 01/23/21 144A	201,600
	200,000	TAM Capital 3, Inc.
		8.38%, 06/03/16 (c) 144A	162,000
	200,000	Texhong Textile Group Ltd.
		6.50%, 01/18/17 (c) Reg S	205,211
	285,000	UPCB Finance IV Ltd.
		5.38%, 01/15/20 (c) 144A	286,781
	260,000	Wynn Macau Ltd.
		5.25%, 10/15/16 (c) † 144A	239,200
	200,000	Yuzhou Properties Co., Ltd.
		8.63%, 01/24/17 (c) Reg S	209,758
			6,395,103
China / Hong Kong: 0.2%
	200,000	China CITIC Bank International Ltd.
		6.88%, 06/24/20 † Reg S	223,550
	120,000	Yancoal International Resources Development Co. Ltd.
		5.73%, 05/16/22 144A	104,766
			328,316

See Notes to Financial Statements

43

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Colombia: 0.4%
USD	100,000	Banco Davivienda SA
		5.88%, 07/09/22 Reg S	$102,125
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	83,080
	50,000	7.50%, 07/30/22 144A	51,925
	300,000	Colombia Telecomunicaciones SA, ESP
		5.38%, 09/27/17 (c) Reg S	268,500
			505,630
Croatia: 0.3%
		Agrokor D.D.
	175,000	8.88%, 02/01/16 (c) Reg S	188,265
	150,000	8.88%, 02/01/16 (c) 144A	161,370
			349,635
Denmark: 0.4%
GBP	200,000	Danske Bank A/S
		5.68%, 02/15/17 (c)	314,285
USD	220,000	Welltec A/S
		8.00%, 11/30/15 (c) 144A	202,950
			517,235
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA
		9.75%, 11/30/15 (c) Reg S	100,625
Finland: 0.5%
	334,000	Nokia OYJ
		5.38%, 05/15/19	358,215
EUR	100,000	Stora Enso OYJ
		5.50%, 03/07/19 Reg S	123,766
USD	210,000	UPM-Kymmene OYJ
		7.45%, 11/26/27 144A	247,275
			729,256
France: 5.5%
EUR	200,000	Accor SA
		4.13%, 06/30/20 (c) Reg S	219,963
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	207,785
	200,000	3.50%, 03/22/21	219,549
	200,000	4.38%, 11/06/19	229,729
	200,000	4.88%, 09/23/24	224,741
	220,000	BPCE SA
		12.50%, 09/30/19 (c)	327,238
	200,000	Casino Guichard Perrachon
		4.87%, 01/31/19 (c) Reg S	212,821
USD	290,000	Cie Generale de Geophysique – Veritas
		6.50%, 06/01/16 (c)	168,200
		Credit Agricole SA
EUR	300,000	8.20%, 03/31/18 (c)	379,189
USD	200,000	8.38%, 10/13/19 (c) 144A	227,520
EUR	200,000	Faurecia
		9.38%, 12/15/16 † Reg S	241,642
	350,000	Groupama SA
		7.88%, 10/27/19 (c)	418,524
	267,000	Italcementi Finance SA
		6.63%, 03/19/20 (s) Reg S	349,286
Principal Amount			Value

France: (continued)
EUR	200,000	Loxam SAS
		4.88%, 07/23/17 (c) 144A	$229,767
	100,000	Médi-Partenaires SAS
		7.00%, 05/15/16 (c) Reg S	118,446
USD	200,000	Natixis SA
		10.00%, 04/30/18 (c) 144A	230,500
EUR	200,000	Nexans SA
		4.25%, 03/19/18	231,292
		Numericable Group SA
	605,000	5.63%, 05/15/19 (c) 144A	686,448
USD	600,000	6.00%, 05/15/17 (c) 144A	603,000
EUR	360,000	Peugeot SA
		7.38%, 03/06/18 Reg S	449,083
USD	300,000	Rexel SA
		5.25%, 06/15/16 (c) 144A	313,575
EUR	350,000	Societe Generale SA
		9.38%, 09/04/19 (c) Reg S	474,227
	200,000	Vallourec SA
		3.25%, 08/02/19	196,435
	300,000	Veolia Environnement
		4.45%, 04/16/18 (c) Reg S	343,948
			7,302,908
Germany: 3.3%
	200,000	Bayerische Landesbank
		5.75%, 10/23/17 † Reg S	239,795
	500,000	Commerzbank AG
		7.75%, 03/16/21	670,332
	204,000	Deutsche Lufthansa AG
		6.50%, 07/07/16 Reg S	234,938
	150,000	Franz Haniel & Cie. GmbH
		5.88%, 02/01/17	176,369
	200,000	Hapag-Lloyd AG
		7.75%, 11/30/15 (c) Reg S	229,324
	120,000	KM Germany Holdings GmbH
		8.75%, 12/15/15 (c) 144A	141,850
USD	200,000	Norddeutsche Landesbank Girozentrale
		6.25%, 04/10/24 Reg S	197,014
EUR	300,000	Techem GmbH
		6.13%, 11/30/15 (c) Reg S	348,487
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	115,263
	595,000	4.00%, 08/27/18	700,025
	42,000	4.38%, 02/28/17	48,424
	180,000	Trionista HoldCo GmbH
		5.00%, 04/30/16 (c) Reg S	207,258
		Unitymedia Hessen GmbH & Co.
	560,000	4.00%, 01/15/20 (c) Reg S	620,911
	360,000	5.50%, 09/15/17 (c) Reg S	427,004
			4,356,994
Hungary: 0.2%
	180,000	OTP Bank Plc
		5.27%, 09/19/16	205,796

See Notes to Financial Statements

44

Principal Amount			Value

India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	$113,229
	200,000	6.38%, 04/30/17 (c) 144A	205,870
			319,099
Indonesia: 0.1%
	200,000	Berau Coal Energy Tbk PT
		7.25%, 11/30/15 (c) 144A	61,000
	200,000	Gajah Tunggal Tbk PT
		7.75%, 02/06/16 (c) 144A	108,000
			169,000
Ireland: 4.7%
	700,000	AerCap Ireland Capital Ltd.
		4.50%, 05/15/21	721,000
	360,000	Alfa Bank
		7.75%, 04/28/21 Reg S	371,648
EUR	300,000	Allied Irish Banks Plc
		2.75%, 04/16/19 Reg S	347,218
	450,000	Ardagh Packaging Finance Plc
		4.25%, 06/30/17 (c) Reg S	502,996
	300,000	Bank of Ireland
		4.25%, 06/11/19 (c) Reg S	342,263
USD	200,000	EuroChem Mineral & Chemical Co. OJSC
		5.13%, 12/12/17 144A	201,740
		Gazprombank OJSC
EUR	500,000	4.00%, 07/01/19 Reg S	528,989
USD	200,000	7.25%, 05/03/19 Reg S	203,093
	180,000	Grifols Worldwide Operations Ltd.
		5.25%, 04/01/17 (c)	186,750
	200,000	Metalloinvest Finance Ltd.
		5.63%, 04/17/20 144A	191,340
	250,000	Mobile Telesystems OJSC
		5.00%, 05/30/23 144A	232,813
	200,000	Nomos Bank
		7.25%, 04/25/18 144A	204,750
	350,000	Novatek OAO
		4.42%, 12/13/22 144A	315,000
	510,000	Rosneft Oil Co.
		4.20%, 03/06/22 144A	457,709
	675,000	Russian Railways
		5.70%, 04/05/22 Reg S	672,617
	200,000	SCF Capital Ltd.
		5.38%, 10/27/17 144A	198,698
	200,000	Sibur Securities Ltd.
		3.91%, 01/31/18 144A	194,200
EUR	306,000	Smurfit Kappa Acquisitions
		5.13%, 06/15/18 (c) Reg S	371,240
			6,244,064
Israel: 0.2%
USD	240,000	B Communications Ltd.
		7.38%, 02/15/17 (c) 144A	261,600
Principal Amount			Value

Italy: 6.8%
EUR	100,000	Astaldi SpA
		7.13%, 12/01/16 (c) Reg S	$115,243
		Banca Monte dei Paschi di Siena SpA
EUR	200,000	3.63%, 04/01/19 Reg S	223,680
GBP	100,000	5.75%, 09/30/16	156,232
EUR	200,000	Banca Popolare di Milano
		7.13%, 03/01/21 Reg S	247,743
	300,000	Banca Popolare Di Vicenza
		5.00%, 10/25/18 Reg S	337,848
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	457,998
	250,000	6.00%, 11/05/20 Reg S	300,462
	175,000	Buzzi Unicem SpA
		6.25%, 09/28/18 Reg S	216,136
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	239,663
USD	445,000	8.75%, 09/24/23 (c) 144A	513,975
		Finmeccanica Finance SA
EUR	100,000	4.38%, 12/05/17	118,001
	186,000	5.25%, 01/21/22	232,406
GBP	175,000	8.00%, 12/16/19	313,789
EUR	167,000	Finmeccanica SpA
		4.88%, 03/24/25	205,207
		Intesa Sanpaolo SpA
	250,000	5.00%, 09/23/19 Reg S	303,947
	300,000	6.63%, 09/13/23 Reg S	404,125
	200,000	8.05%, 06/20/18 (c)	246,806
	350,000	8.38%, 10/14/19 (c) Reg S	454,287
		Telecom Italia SpA
	800,000	5.25%, 02/10/22 Reg S	1,021,783
	800,000	5.38%, 01/29/19 Reg S	994,973
GBP	150,000	6.38%, 06/24/19	252,879
		UniCredit SpA
EUR	300,000	5.83%, 10/28/20 (c) Reg S	362,872
	150,000	6.70%, 06/05/18 Reg S	184,920
	300,000	6.95%, 10/31/22 Reg S	394,783
	250,000	Unipol Gruppo Finanziario SpA
		5.00%, 01/11/17 Reg S	287,535
	200,000	UnipolSai SpA
		5.75%, 06/18/24 (c) Reg S	215,391
	250,000	Veneto Banca SCPA
		4.00%, 01/20/17 Reg S	279,299
			9,081,983
Japan: 0.7%
USD	950,000	SoftBank Corp.
		4.50%, 04/15/20 144A	943,825
Kazakhstan: 0.4%
	200,000	Halyk Savings Bank of Kazakhstan JSC
		7.25%, 05/03/17 Reg S	205,063
EUR	204,000	Kazkommertsbank JSC
		6.88%, 02/13/17	212,538
USD	200,000	Zhaikmunai International BV
		7.13%, 11/13/16 (c) 144A	164,000
			581,601

See Notes to Financial Statements

45

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Luxembourg: 17.9%
USD	200,000	Accudyne Industries Borrower
		7.75%, 12/15/15 (c) † 144A	$174,500
	200,000	Aguila 3 SA
		7.88%, 11/30/15 (c) 144A	205,250
	200,000	Albea Beauty Holdings SA
		8.38%, 11/30/15 (c) 144A	211,250
	220,000	Alrosa Finance SA
		7.75%, 11/03/20 144A	233,970
		Altice Financing SA
	400,000	6.63%, 02/15/18 (c) 144A	402,000
	350,000	9.88%, 12/15/16 (c) 144A	376,250
	1,030,000	Altice SA
		7.75%, 05/15/17 (c) 144A	993,950
		ArcelorMittal
	225,000	5.25%, 02/25/17 (s)	227,250
	340,000	6.13%, 06/01/18	341,700
	390,000	7.00%, 02/25/22 (s) †	371,475
	575,000	7.50%, 03/01/41 (s)	488,945
	250,000	7.75%, 10/15/39 (s)	214,375
	340,000	10.60%, 06/01/19 (s)	377,400
	217,771	Ardagh Finance Holdings SA
		8.63%, 06/15/16 (c) 144A	229,204
GBP	100,000	Cabot Financial Luxembourg SA
		6.50%, 04/01/17 (c) Reg S	149,526
USD	324,000	CHC Helikopter SA
		9.25%, 11/30/15 (c) †	186,300
EUR	70,811	Cirsa Funding Luxembourg SA
		8.75%, 11/30/15 (c) Reg S	79,786
	100,000	Clariant Finance Luxembourg SA
		5.63%, 01/24/17	117,006
USD	200,000	Consolidated Energy Finance SA
		6.75%, 10/15/16 (c) 144A	200,000
	240,000	Convatec Healthcare E SA
		10.50%, 11/30/15 (c) 144A	248,400
	200,000	Cosan Luxembourg SA
		5.00%, 03/14/18 (c) 144A	169,000
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	129,800
	200,000	6.50%, 07/21/20 144A	118,000
EUR	175,000	Dufry Finance SCA
		4.50%, 07/15/17 (c) Reg S	204,904
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	291,675
	180,000	6.50%, 04/22/20 144A	175,005
		Fiat Chrysler Finance Europe
EUR	610,000	4.75%, 07/15/22 Reg S	715,954
	250,000	6.63%, 03/15/18 Reg S	302,743
	620,000	Fiat Finance & Trade SA
		7.00%, 03/23/17 Reg S	730,532
	450,000	Fiat Industrial Finance Europe SA
		6.25%, 03/09/18 Reg S	532,883
	200,000	Findus Bondco SA
		9.13%, 11/03/15 (c) Reg S	231,011
Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Galapagos SA
		5.38%, 06/15/17 (c) 144A	$106,405
	71,429	Gategroup Finance Luxembourg SA
		6.75%, 11/23/15 (c) Reg S	82,898
		Gazprom Neft OAO
USD	400,000	4.38%, 09/19/22 144A	357,000
	100,000	6.00%, 11/27/23 144A	96,770
		Gazprom OAO
	980,000	4.95%, 07/19/22 144A	949,779
	650,000	7.29%, 08/16/37 144A	654,875
	1,100,000	9.25%, 04/23/19 (p) 144A	1,239,562
EUR	100,000	Geo Debt Finance SCA
		7.50%, 11/30/15 (c) Reg S	105,500
USD	250,000	Gestamp Funding Luxembourg SA
		5.63%, 05/31/16 (c) 144A	257,513
EUR	659,000	HeidelbergCement Finance BV
		8.00%, 01/31/17 Reg S	792,939
		Ineos Group Holdings SA
	300,000	5.75%, 02/15/16 (c) 144A	331,726
	100,000	5.75%, 02/15/16 (c) Reg S	110,575
USD	95,000	International Automotive Components Group SA
		9.13%, 11/30/15 (c) 144A	96,425
EUR	150,000	Intralot Capital Luxembourg SA
		6.00%, 05/15/17 (c) Reg S	155,424
	250,000	KION Finance SA
		6.75%, 02/15/16 (c) Reg S	290,214
	150,000	Lecta SA
		8.88%, 05/15/16 (c) Reg S	177,586
USD	120,000	MHP SA
		8.25%, 04/02/20 144A	104,136
	350,000	Millicom International Cellular
		6.63%, 10/15/17 (c) 144A	308,000
		Minerva Luxembourg SA
	195,000	7.75%, 01/31/18 (c) 144A	193,538
	150,000	12.25%, 02/10/17 (c) Reg S	162,750
	330,000	MOL Group Finance SA
		6.25%, 09/26/19 Reg S	359,519
	200,000	OAO TMK
		6.75%, 04/03/20 Reg S	188,740
	200,000	Offshore Drilling Holding SA
		8.38%, 09/20/17 (c) † 144A	161,000
EUR	470,000	Olivetti Finance
		7.75%, 01/24/33	691,296
	300,000	Play Finance 2 SA
		5.25%, 02/01/16 (c) Reg S	342,994
USD	300,000	Puma International Financing SA
		6.75%, 02/01/17 (c) Reg S	304,806
		Rosneft Finance SA
	200,000	7.25%, 02/02/20 144A	212,484
	200,000	7.88%, 03/13/18 144A	213,381
		Russian Agricultural Bank OJSC
	360,000	5.30%, 12/27/17 144A	363,600
	350,000	6.00%, 06/03/16 (c) 144A	330,715

See Notes to Financial Statements

46

Principal
Amount			Value

Luxembourg: (continued)
		Sberbank of Russia
USD	300,000	4.95%, 02/07/17 144A	$305,549
	410,000	5.13%, 10/29/22 144A	385,530
	200,000	5.18%, 06/28/19 Reg S	203,529
	290,000	6.13%, 02/07/22 144A	298,554
	300,000	Severstal OAO
		6.70%, 10/25/17 144A	317,175
EUR	100,000	Takko Luxembourg 2 SCA
		9.88%, 04/15/16 (c) Reg S	72,907
	250,000	Telenet Finance V
		Luxembourg SCA
		6.25%, 08/15/17 (c) Reg S	298,601
USD	100,000	Tonon Luxembourg SA
		10.50%, 05/14/17 (c) 144A	67,000
	200,000	Topaz Marine SA
		8.63%, 11/01/16 (c) 144A	183,608
EUR	270,000	UniCredit International Bank
		Luxembourg SA
		8.13%, 12/10/19 (c) Reg S	339,676
		VTB Bank OJSC
USD	360,000	6.88%, 05/29/18 144A	378,855
	600,000	6.95%, 10/17/22 144A	575,364
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	112,536
	200,000	4.00%, 07/15/16 (c) 144A	225,072
USD	200,000	6.50%, 04/30/16 (c) 144A	211,750
	785,000	7.38%, 04/23/17 (c) 144A	792,850
			23,940,750
Marshall Islands: 0.2%
	250,000	Drill Rigs Holdings, Inc.
		6.50%, 11/30/15 (c) † 144A	171,720
	100,000	Teekay Corp.
		8.50%, 01/15/20	100,270
			271,990
Mexico: 1.3%
	125,000	Axtel SAB de CV
		9.00%, 01/31/16 (c) (s) 144A	128,438
	300,000	BBVA Bancomer SA
		7.25%, 04/22/20 144A	334,524
	228,000	Cemex SAB de CV
		9.50%, 06/15/16 (c) 144A	245,955
	265,000	Empresas ICA SAB de CV
		8.90%, 02/04/16 (c) † Reg S	74,863
	250,000	Grupo Elektra SAB de CV
		7.25%, 11/30/15 (c) Reg S	240,625
	200,000	Grupo KUO SAB de CV
		6.25%, 12/04/17 (c) Reg S	192,000
	140,000	Servicios Corporativos
		Javer SAPI de CV
		9.88%, 04/06/16 (c) Reg S	143,850
	170,000	Tenedora Nemak SA
		5.50%, 02/28/18 (c) 144A	174,675
	200,000	TV Azteca SAB de CV
		7.63%, 09/18/17 (c) † Reg S	166,500
			1,701,430
Principal
Amount			Value

Netherlands: 9.8%
USD	200,000	Access Finance BV
		7.25%, 07/25/17 144A	$199,009
	200,000	Carlson Wagonlit BV
		6.88%, 11/30/15 (c) 144A	210,250
	200,000	Cimpor Financial Operations BV
		5.75%, 07/17/19 (c) 144A	133,750
EUR	210,000	Constellium NV
		4.63%, 05/15/17 (c) Reg S	189,525
USD	200,000	FBN Finance Co. BV
		8.00%, 07/23/19 (c) 144A	155,500
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	224,485
	185,000	4.00%, 02/01/24 144A	229,532
	50,000	4.00%, 02/01/24 Reg S	62,036
	200,000	Gas Natural Fenosa
		Finance BV
		4.13%, 11/18/22 (c) † Reg S	217,541
	200,000	GRP Isolux Corsan Finance BV
		6.63%, 04/15/17 (c) Reg S	102,732
USD	200,000	GTB Finance BV
		6.00%, 11/08/18 144A	190,000
	300,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) 144A	136,500
	230,000	InterGen NV
		7.00%, 06/30/18 (c) 144A	199,525
GBP	249,000	Koninklijke KPN NV
		6.88%, 03/14/20 (c) Reg S	400,684
EUR	300,000	LGE HoldCo VI BV
		7.13%, 05/15/19 (c) Reg S	361,383
USD	200,000	Listrindo Capital BV
		6.95%, 02/21/16 (c) 144A	207,515
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	85,600
	575,000	7.75%, 01/20/20 144A	650,325
	180,000	Marfrig Holdings Europe BV
		8.38%, 05/09/18 Reg S	176,850
	500,000	NXP BV / NXP Funding LLC
		5.75%, 03/15/18 (c) 144A	527,500
		Petrobras Global Finance BV
EUR	1,400,000	2.75%, 01/15/18	1,381,753
USD	650,000	4.38%, 05/20/23	475,312
	770,000	7.88%, 03/15/19 †	731,500
	2,075,000	Petrobras International
		Finance Co.
		5.38%, 01/27/21	1,693,719
		Portugal Telecom International
		Finance BV
EUR	260,000	4.63%, 05/08/20 Reg S	210,811
	200,000	5.88%, 04/17/18 † Reg S	180,003
	300,000	Repsol International
		Finance BV
		3.88%, 03/25/21 (c) † Reg S	307,369
		Schaeffler Finance BV
	250,000	3.50%, 05/15/17 (c) 144A	282,721
USD	425,000	6.88%, 11/30/15 (c) 144A	440,937
EUR	492,000	6.88%, 11/30/15 (c) Reg S	565,907
USD	250,000	Sensata Technologies BV
		4.88%, 10/15/23 144A	245,625

See Notes to Financial Statements

47

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Netherlands: (continued)
EUR	400,000	SNS Bank NV
		11.25%, 11/27/19 (c) (d) * Reg S	$15,465
	600,000	Telefonica Europe BV
		6.50%, 09/18/18 (c) Reg S	702,094
	250,000	UPC Holding BV
		6.38%, 09/15/17 (c) Reg S	297,524
		VimpelCom Holdings BV
USD	200,000	5.95%, 02/13/23 144A	192,250
	50,000	6.25%, 03/01/17 Reg S	51,688
	400,000	6.25%, 03/01/17 144A	413,500
	240,000	VTR Finance BV
		6.88%, 01/15/19 (c) 144A	232,800
			13,081,220
Norway: 0.4%
	250,000	Eksportfinans ASA
		5.50%, 06/26/17	262,893
EUR	200,000	Lock AS
		7.00%, 08/15/17 (c) Reg S	232,014
	130,000	Norske Skog Holding AS
		8.00%, 02/24/18 (c) 144A	61,606
			556,513
Peru: 0.4%
USD	200,000	Cia Minera Ares SAC
		7.75%, 01/23/18 (c) 144A	195,000
	97,000	Corp. Azucarera del Peru SA
		6.38%, 08/02/17 (c) 144A	81,359
	200,000	Corp. Lindley SA
		4.63%, 04/12/23 144A	200,100
			476,459
Portugal: 0.2%
EUR	300,000	Novo Banco SA
		4.00%, 01/21/19 Reg S	305,029
Russia: 0.1%
USD	175,000	Ukrlandfarming Plc
		10.88%, 03/26/18 144A	83,125
Saudi Arabia: 0.1%
	200,000	Dar Al-Arkan Sukuk Co. Ltd.
		5.75%, 05/24/18 Reg S	197,750
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd.
		5.95%, 07/31/24 Reg S	327,411
	150,000	Bakrie Telecom Pte Ltd.
		11.50%, 05/07/15 (d) * Reg S	6,930
	200,000	Theta Capital Pte Ltd.
		6.13%, 11/14/16 (c) † Reg S	194,542
			528,883
South Africa: 0.5%
EUR	200,000	Edcon Pty Ltd.
		9.50%, 11/30/15 (c) Reg S	139,186
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	279,476
	265,000	6.75%, 08/06/23 † 144A	246,914
			665,576
South Korea: 0.2%
	200,000	Woori Bank Co. Ltd.
		6.21%, 05/02/17 (c) 144A	211,000
Principal
Amount			Value

Spain: 1.2%
		Abengoa Finance SAU
USD	190,000	8.88%, 11/01/17 Reg S	$98,800
EUR	200,000	8.88%, 02/05/18 Reg S	113,116
	100,000	Abengoa SA
		8.50%, 03/31/16	94,409
	200,000	Banco de Sabadell SA
		2.50%, 12/05/16 Reg S	225,623
	400,000	Bankia SA
		3.50%, 01/17/19 Reg S	467,234
	50,000	Bankinter SA
		6.38%, 09/11/19 Reg S	62,975
USD	100,000	BBVA International
		Preferred SAU
		5.92%, 04/18/17 (c)	102,125
EUR	200,000	BPE Financiaciones SA
		2.50%, 02/01/17	225,213
	200,000	CaixaBank SA
		5.00%, 11/14/18 (c) Reg S	232,932
			1,622,427
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon
		5.33%, 04/16/18 Reg S	199,250
	200,000	National Savings Bank
		8.88%, 09/18/18 144A	214,250
			413,500
Sweden: 1.3%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	108,510
	125,000	11.63%, 01/31/16 (c) 144A	135,638
EUR	25,000	11.75%, 01/31/16 (c) Reg S	29,895
	150,000	Perstorp Holding AB
		9.00%, 11/30/15 (c) 144A	169,840
	300,000	Stena AB
		6.13%, 02/01/17 Reg S	344,667
	180,000	TVN Finance Corporation III AB
		7.38%, 12/15/16 (c) Reg S	215,340
	150,000	Unilabs Subholding AB
		8.50%, 11/09/15 (c) Reg S	173,678
	200,000	Verisure Holding AB
		8.75%, 11/02/15 (c) Reg S	230,596
	300,000	Volvo Treasury AB
		4.20%, 06/10/20 (c) Reg S	330,502
			1,738,666
Trinidad and Tobago: 0.2%
USD	277,083	Petroleum Co. of Trinidad & Tobago Ltd.
		6.00%, 05/08/22 144A	267,524
Turkey: 0.9%
	200,000	Arcelik AS
		5.00%, 04/03/23 144A	188,195
	200,000	Finansbank AS
		5.15%, 11/01/17 Reg S	204,670
	200,000	Tupras Turkiye Petrol
		Rafinerileri AS
		4.13%, 05/02/18 144A	201,080
	225,000	Turkiye Is Bankasi SA
		6.00%, 10/24/22 † 144A	221,560
	200,000	Turkiye Vakiflar Bankasi T.A.O.
		6.00%, 11/01/22 144A	191,238

See Notes to Financial Statements

48

Principal
Amount			Value

Turkey: (continued)
USD	270,000	Yapi ve Kredi Bankasi A/S
		5.50%, 12/06/22 † 144A	$259,137
			1,265,880
United Kingdom: 12.3%
	200,000	Afren Plc
		6.63%, 12/09/16 (c) (d) * 144A	5,500
		Algeco Scotsman Global
		Finance Plc
	100,000	8.50%, 11/30/15 (c) 144A	87,750
	250,000	10.75%, 10/15/16 (c) † 144A	138,750
	275,000	AngloGold Ashanti Holdings Plc
		5.13%, 08/01/22	251,797
GBP	100,000	Arqiva Broadcast Finance Plc
		9.50%, 03/31/16 (c) Reg S	168,684
	57,821	Bakkavor Finance 2 Plc
		8.25%, 11/30/15 (c) Reg S	92,647
	400,000	Barclays Bank Plc
		14.00%, 06/15/19 (c)	802,393
	200,000	Boparan Finance Plc
		5.50%, 07/15/17 (c) Reg S	283,011
USD	200,000	CEVA Group Plc
		7.00%, 03/01/17 (c) 144A	181,750
GBP	150,000	Co-Operative Bank Plc
		5.13%, 09/20/17	226,629
	249,000	Co-operative Group
		Holdings Ltd.
		6.88%, 07/08/20 (s) Reg S	408,367
	150,000	Crown Newco 3 Plc
		8.88%, 11/30/15 (c) Reg S	240,880
	100,000	Elli Finance UK Plc
		8.75%, 11/30/15 (c) Reg S	139,108
USD	200,000	EnQuest Plc
		7.00%, 04/15/17 (c) 144A	125,000
GBP	175,000	Enterprise Inns
		6.50%, 12/06/18	286,486
EUR	200,000	Ephios Bondco Plc
		6.25%, 07/01/18 (c) Reg S	231,977
GBP	135,000	Gala Group Finance Plc
		8.88%, 11/30/15 (c) Reg S	219,440
	220,000	HBOS Capital Funding LP
		6.46%, 11/30/18 (c) Reg S	361,131
	200,000	Heathrow Finance Plc
		7.13%, 03/01/17 Reg S	326,233
USD	200,000	Inmarsat Finance Plc
		4.88%, 05/15/17 (c) 144A	199,000
EUR	150,000	International Personal
		Finance Plc
		5.75%, 04/07/21 Reg S	156,584
GBP	200,000	Investec Bank Plc
		9.63%, 02/17/22 Reg S	372,938
		Jaguar Land Rover Plc
	180,000	5.00%, 02/15/22 144A	287,684
	200,000	8.25%, 03/15/16 (c) Reg S	323,706
USD	300,000	KCA Deutag Finance Plc
		7.25%, 05/15/17 (c) 144A	220,500
EUR	225,000	Kerling Plc
		10.63%, 11/30/15 (c) Reg S	252,631
GBP	100,000	Ladbrokes Group Finance Plc
		5.13%, 09/16/22 Reg S	155,204
Principal
Amount			Value

United Kingdom: (continued)
USD	450,000	Lloyds TSB Bank Plc
		12.00%, 12/16/24 (c) 144A	$650,250
		Lynx I Corp.
GBP	126,900	6.00%, 04/15/17 (c) 144A	207,871
	450,000	6.00%, 04/15/17 (c) Reg S	737,130
	200,000	Lynx II Corp.
		7.00%, 04/15/18 (c) 144A	325,158
	100,000	Matalan Finance Plc
		6.88%, 05/30/16 (c) 144A	137,363
EUR	150,000	NBG Finance Plc
		4.38%, 04/30/19 Reg S	131,986
GBP	100,000	Odeon & UCI Finco Plc
		9.00%, 11/09/15 (c) Reg S	161,387
	150,000	Old Mutual Plc
		8.00%, 06/03/21 Reg S	250,508
USD	200,000	Oschadbank
		9.63%, 03/20/25 (s) 144A	165,000
EUR	250,000	OTE Plc
		4.63%, 05/20/16	279,430
USD	200,000	Polyus Gold International Ltd.
		5.63%, 04/29/20 144A	196,500
EUR	200,000	PPC Finance Plc
		5.50%, 05/01/16 (c) Reg S	189,406
	167,000	ProSecure Funding LP
		4.67%, 06/30/16	187,793
GBP	120,000	R&R Ice Cream Plc
		5.50%, 05/15/16 (c) Reg S	191,119
EUR	232,000	Rexam Plc
		6.75%, 06/29/17 (c) Reg S	257,752
		Royal Bank of Scotland Group Plc
	300,000	3.63%, 03/25/19 (c) Reg S	340,720
	250,000	4.35%, 01/23/17	286,511
	146,000	4.63%, 09/22/16 (c)	164,182
USD	300,000	5.13%, 05/28/24	308,123
	675,000	6.13%, 12/15/22	741,287
EUR	250,000	6.93%, 04/09/18	310,618
GBP	100,000	Stretford 79 Plc
		6.75%, 07/15/19 (c) Reg S	137,374
EUR	800,000	Tesco Corporate Treasury
		Services Plc
		1.38%, 07/01/19 Reg S	866,402
		Tesco Plc
GBP	395,000	6.13%, 02/24/22	647,044
USD	100,000	6.15%, 11/15/37 144A	92,707
GBP	100,000	Thames Water Kemble
		Finance Plc
		7.75%, 04/01/19 Reg S	170,231
EUR	200,000	Thomas Cook Finance Plc
		7.75%, 06/15/16 (c) Reg S	235,291
USD	100,000	Towergate Finance Plc
		10.50%, 10/12/15 (d) * # Reg S	0
	350,000	Tullow Oil Plc
		6.00%, 11/01/16 (c) 144A	267,575
GBP	200,000	Twinkle Pizza Plc
		6.63%, 08/01/17 (c) Reg S	322,728
USD	445,000	Vedanta Resources Plc
		6.00%, 01/31/19 † 144A	358,387

See Notes to Financial Statements

49

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

United Kingdom: (continued)
USD	220,000	Virgin Media Finance Plc
		4.88%, 02/15/22	$201,850
GBP	100,000	Voyage Care Bondco Plc
		6.50%, 11/30/15 (c) Reg S	158,378
	125,000	William Hill Plc
		4.25%, 06/05/20 Reg S	195,801
			16,419,642
United States: 5.6%
USD	600,000	Alcatel-Lucent USA, Inc.
		6.45%, 03/15/29	636,000
	200,000	Ashtead Capital, Inc.
		6.50%, 07/15/17 (c) 144A	215,500
	235,000	Calfrac Holdings LP
		7.50%, 12/01/15 (c) † 144A	134,538
	240,000	Case New Holland, Inc.
		7.88%, 12/01/17	260,700
	66,752	CEDC Finance Corporation
		International, Inc.
		10.00%, 11/30/15 (c)	34,044
		Cemex Finance LLC
	485,000	6.00%, 04/01/19 (c) 144A	464,387
	500,000	9.38%, 10/12/17 (c) 144A	546,250
EUR	160,000	Deutsche Bank Contingent
		Capital Trust IV
		8.00%, 05/15/18 (c) Reg S	185,360
USD	680,000	Fresenius Medical Care US
		Finance, Inc.
		5.75%, 02/15/21 144A	741,200
	640,000	JBS USA LLC / JBS USA
		Finance, Inc.
		7.25%, 11/30/15 (c) 144A	672,800
		Neptune Finco Corp.
	400,000	6.63%, 10/15/20 (c) 144A	422,000
	400,000	10.88%, 10/15/20 (c) 144A	428,000
	355,000	RBS Capital Trust II
		6.43%, 01/03/34 (c)	392,275
	1,300,000	Reynolds Group Issuer, Inc.
		5.75%, 11/30/15 (c)	1,355,250
	160,000	UBS Preferred Funding Trust
		6.24%, 05/15/16 (c) †	162,400
	800,000	ZF North America Capital, Inc.
		4.50%, 04/29/22 144A	808,496
			7,459,200
Venezuela: 1.4%
	370,000	C.A. La Electricidad de Caracas
		8.50%, 04/10/18 Reg S	157,250
		Petroleos de Venezuela SA
	425,000	5.38%, 04/12/27 Reg S	148,750
	345,000	5.50%, 04/12/37 Reg S	119,025
	400,000	6.00%, 05/16/24 144A	143,500
	400,000	8.50%, 11/02/17 Reg S	243,960
	260,000	8.50%, 11/02/17 144A	158,574
	90,000	9.00%, 11/17/21 Reg S	37,602
	825,000	9.00%, 11/17/21 † 144A	344,685
	700,000	9.75%, 05/17/35 144A	294,000
	405,000	12.75%, 02/17/22 † 144A	203,513
			1,850,859
Total Corporate Bonds
(Cost: $142,726,577)			128,128,984
Principal
Amount			Value

GOVERNMENT OBLIGATIONS: 0.8%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the
		Azerbaijan Republic
		4.75%, 03/13/23 Reg S	$347,087
Costa Rica: 0.1%
	200,000	Instituto Costarricense de
		Electricidad
		6.95%, 11/10/21 Reg S	205,000
India: 0.1%
	200,000	State Bank of India
		6.44%, 05/15/17 (c) Reg S	205,006
Turkey: 0.2%
	200,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	210,068
United Kingdom: 0.1%
	200,000	Ukreximbank
		9.75%, 01/22/25 144A	179,088
Total Government Obligations
(Cost: $1,180,993)			1,146,249

Number of
Shares
MONEY MARKET FUND: 1.4%
(Cost: $1,842,713)
	1,842,713	Dreyfus Government Cash
		Management Fund	1,842,713
Total Investments Before Collateral
for Securities Loaned: 98.2%
(Cost: $145,750,283)			131,117,946

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 6.7%
Repurchase Agreements: 6.7%
USD	2,117,741	Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.09%, due 11/2/15, proceeds $2,117,757; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 8/1/16 to 11/1/45, valued at $2,160,096 including accrued interest)	2,117,741
	2,117,741	Repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc., 0.10%, due 11/2/15, proceeds $2,117,759; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 12/31/16 to 11/1/45, valued at $2,160,096 including accrued interest)	2,117,741

See Notes to Financial Statements

50

Principal
Amount			Value

Repurchase Agreements: (continued)
USD	2,117,741	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.06%, due 11/2/15, proceeds $2,117,752; (collateralized by various U.S. government and agency obligations, 0.00% to 8.95%, due 11/15/15 to 7/15/37, valued at $2,160,101 including accrued interest)	$2,117,741
	2,117,741	Repurchase agreement dated 10/30/15 with Mizuho Securities USA, Inc., 0.10%, due 11/2/15, proceeds $2,117,759; (collateralized by various U.S. government and agency obligations, 0.00% to 9.50%, due 3/1/18 to 12/15/43, valued at $2,160,096 including accrued interest)	2,117,741
Principal
Amount			Value

Repurchase Agreements: (continued)
USD	445,902	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $445,905; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $454,820 including accrued interest)	$445,902
Total Short-Term Investments Held
As Collateral For Securities Loaned
(Cost: $8,916,866)			8,916,866
Total Investments: 104.9%
(Cost: $154,667,149)			140,034,812
Liabilities in excess of other assets: (4.9)%			(6,527,269)
NET ASSETS: 100.0%			$133,507,543

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,391,724.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $53,822,520, or 40.3% of net assets.

See Notes to Financial Statements

51

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding	% of
Collateral for Securities Loaned (unaudited)	Investments	Value
Basic Materials	8.8%	$11,509,851
Communications	15.9	20,798,513
Consumer, Cyclical	9.6	12,626,607
Consumer, Non-cyclical	8.4	11,055,607
Diversified	0.8	1,049,098
Energy	12.8	16,723,027
Financial	27.6	36,236,800
Government	0.9	1,146,249
Industrial	9.7	12,767,965
Technology	0.6	773,125
Utilities	3.5	4,588,391
Money Market Fund	1.4	1,842,713
	100.0%	$131,117,946

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$128,128,984	$0	$128,128,984
Government Obligations*	—	1,146,249	—	1,146,249
Money Market Fund	1,842,713	—	—	1,842,713
Repurchase Agreements	—	8,916,866	—	8,916,866
Total	$1,842,713	$138,192,099	$0	$140,034,812

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between Level 1 and Level 2 during the period ended October 31, 2015.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2015:

Corporate Bonds
United Kingdom
Balance as of April 30, 2015	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(6,915)
Purchases	—
Sales	—
Transfers in and/or out of level 3†	6,915
Balance as of October 31, 2015	$0

†	Transfer from Level 2 to Level 3 resulted from lack of observable inputs to value the security.

See Notes to Financial Statements

52

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.2%
Australia: 6.9%
$1,225,000	Australia & New Zealand Banking Group Ltd. 0.88%, 05/15/18	$1,222,378
130,000	BHP Billiton Finance USA Ltd. 0.58%, 09/30/16	129,814
1,320,000	Commonwealth Bank of Australia 0.74%, 03/12/18 144A	1,313,301
	Macquarie Bank Ltd.
125,000	0.95%, 10/27/17 144A	124,422
600,000	1.12%, 03/24/17 144A	601,448
550,000	National Australia Bank Ltd. 0.61%, 06/30/17 144A	548,612
	Westpac Banking Corp.
500,000	0.69%, 12/01/17	498,576
965,000	0.76%, 05/25/18	961,193
720,000	1.06%, 07/30/18	721,341
		6,121,085
British Virgin Islands: 1.2%
295,000	CNPC General Capital Ltd. 1.21%, 05/14/17 144A	293,864
	Sinopec Group Overseas Development 2014 Ltd.
200,000	1.10%, 04/10/17 144A	199,950
600,000	1.24%, 04/10/19 144A	601,606
		1,095,420
Canada: 5.8%
125,000	Bank of Montreal 0.84%, 07/15/16	125,286
100,000	Bank of Nova Scotia 0.74%, 03/15/16	100,105
150,000	Enbridge, Inc. 0.78%, 06/02/17	147,371
	Royal Bank of Canada
500,000	0.70%, 03/08/16	500,500
1,750,000	0.85%, 03/06/20	1,725,867
	Toronto-Dominion Bank
520,000	0.54%, 05/02/17	519,189
600,000	0.86%, 07/23/18	599,708
1,390,000	0.87%, 04/30/18	1,392,407
100,000	TransCanada PipeLines Ltd. 1.01%, 06/30/16	99,961
		5,210,394
Chile: 0.4%
360,000	Banco Santander Chile 1.22%, 04/11/17 144A	354,982
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 1.50%, 11/13/17	150,670
France: 2.8%
250,000	Banque Federative du Credit Mutuel SA 1.17%, 01/20/17 144A	251,262
	BNP Paribas SA
175,000	0.77%, 05/07/17	174,976
225,000	0.93%, 12/12/16	225,414
Principal Amount		Value

France: (continued)
$450,000	BPCE SA 0.96%, 06/17/17	$449,839
	Credit Agricole SA
200,000	0.88%, 06/12/17 144A	199,567
500,000	1.12%, 04/15/19 144A	496,869
270,000	Electricite de France SA 0.78%, 01/20/17 144A	270,174
450,000	Total Capital International SA 0.88%, 08/10/18	451,039
		2,519,140
Germany: 1.0%
	Deutsche Bank AG
250,000	0.80%, 05/30/17	248,872
530,000	0.92%, 02/13/17	529,551
100,000	0.99%, 02/13/18	99,561
		877,984
Japan: 3.7%
	Mizuho Bank Ltd.
100,000	0.75%, 04/16/17 144A	99,671
525,000	0.78%, 09/25/17 144A	522,913
600,000	0.97%, 03/26/18 144A	596,063
	Sumitomo Mitsui Banking Corp.
585,000	0.64%, 07/11/17	581,912
100,000	0.67%, 05/02/17	100,007
175,000	0.75%, 01/10/17	174,756
350,000	0.90%, 01/16/18	348,564
225,000	Sumitomo Mitsui Trust Bank Ltd. 1.11%, 09/16/16 144A	225,649
	The Bank of Tokyo-Mitsubishi UFJ Ltd.
175,000	0.78%, 02/26/16 144A	175,106
480,000	0.88%, 03/05/18 144A	476,852
		3,301,493
Luxembourg: 0.6%
575,000	Actavis Funding SCS 1.59%, 03/12/20	568,711
Mexico: 0.2%
150,000	America Movil SAB de CV 1.34%, 09/12/16	149,864
Netherlands: 3.7%
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
270,000	0.65%, 04/28/17 †	269,958
270,000	0.82%, 03/18/16	270,381
150,000	ING Bank NV 1.28%, 03/07/16 144A	150,287
	Nederlandse Waterschapsbank NV
600,000	0.52%, 10/18/16 144A	600,950
1,005,000	0.54%, 02/14/18 144A	1,007,135
	Shell International Finance BV
482,000	0.53%, 11/15/16	482,408
350,000	0.76%, 05/11/20	346,521
200,000	Volkswagen International Finance NV 0.76%, 11/18/16 144A	194,782
		3,322,422

See Notes to Financial Statements

53

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Norway: 1.3%
	Statoil ASA
$1,016,000	0.61%, 05/15/18	$1,005,467
125,000	0.77%, 11/08/18	124,055
		1,129,522
South Korea: 0.6%
	Export-Import Bank of Korea
50,000	1.07%, 01/14/17	50,107
50,000	1.18%, 09/17/16	50,163
180,000	Hyundai Capital Services, Inc.
	1.14%, 03/18/17 144A	179,599
	Kookmin Bank
200,000	1.20%, 01/27/17 144A	200,818
50,000	1.57%, 10/11/16 144A	50,315
		531,002
Spain: 0.3%
270,000	Telefonica Emisiones SAU
	0.98%, 06/23/17	269,199
Sweden: 0.6%
250,000	Nordea Bank AB
	0.68%, 04/04/17 144A	250,083
300,000	Svenska Handelsbanken AB
	0.80%, 03/21/16	300,374
		550,457
Switzerland: 3.2%
1,050,000	Credit Suisse
	0.82%, 05/26/17	1,047,413
	UBS AG
1,200,000	0.95%, 08/14/19	1,190,890
600,000	1.03%, 03/26/18	599,595
		2,837,898
United Kingdom: 2.2%
200,000	Barclays Bank Plc
	0.90%, 02/17/17	199,979
720,000	BP Capital Markets Plc
	0.96%, 09/26/18	717,562
400,000	HSBC Bank Plc
	0.96%, 05/15/18 144A	399,344
450,000	Lloyds Bank Plc
	0.86%, 03/16/18	448,794
200,000	Standard Chartered Plc
	0.67%, 09/08/17 144A	198,033
		1,963,712
United States: 64.5%
	American Express Credit Corp.
310,000	0.55%, 06/05/17	308,301
850,000	0.89%, 03/18/19	841,898
250,000	American Honda Finance Corp.
	0.64%, 12/11/17	249,376
200,000	Amgen, Inc.
	0.71%, 05/22/17	199,483
	Apple, Inc.
215,000	0.35%, 05/03/16	215,037
265,000	0.37%, 05/05/17	264,979
1,500,000	0.55%, 05/03/18	1,501,674
800,000	0.56%, 02/07/20	795,466
750,000	0.60%, 05/06/19	747,790

Principal
Amount		Value

United States: (continued)
	AT&T, Inc.
$400,000	0.70%, 02/12/16	$399,899
525,000	1.26%, 06/30/20	521,104
	Bank of America Corp.
580,000	0.58%, 10/14/16	578,216
150,000	1.20%, 04/01/19	149,752
1,350,000	1.36%, 01/15/19	1,357,143
1,550,000	1.39%, 03/22/18	1,560,275
	Berkshire Hathaway Finance Corp.
165,000	0.47%, 01/10/17	165,003
500,000	0.62%, 01/12/18	499,760
	Chevron Corp.
610,000	0.49%, 11/15/17	609,546
450,000	0.50%, 03/02/18	447,951
	Cisco Systems, Inc.
505,000	0.61%, 03/03/17	505,395
128,000	0.65%, 06/15/18	127,844
	Citigroup, Inc.
662,000	0.60%, 06/09/16	659,472
600,000	0.82%, 05/01/17	598,093
1,565,000	1.01%, 04/27/18	1,560,430
720,000	1.28%, 07/25/16	721,891
526,000	2.02%, 05/15/18	536,388
400,000	ConocoPhillips Co.
	1.22%, 05/15/22	399,615
	Daimler Finance North America LLC
300,000	0.68%, 03/10/17 144A	298,224
150,000	0.98%, 08/01/16 144A	149,928
	Exxon Mobil Corp.
300,000	0.38%, 03/15/17	299,820
800,000	0.49%, 03/15/19	796,838
	Ford Motor Credit Co. LLC
440,000	1.10%, 01/17/17	437,923
550,000	1.17%, 03/12/19	538,655
560,000	1.26%, 01/09/18	556,180
	General Electric Capital Corp.
932,000	0.68%, 05/05/26	874,116
560,000	0.83%, 01/14/19	560,169
945,000	1.34%, 03/15/23	941,936
500,000	Glencore Funding LLC
	1.68%, 01/15/19 144A	400,630
	Goldman Sachs Group, Inc.
1,434,000	0.77%, 03/22/16	1,434,162
700,000	1.14%, 12/15/17	700,585
750,000	1.34%, 10/23/19	752,013
1,250,000	1.42%, 11/15/18	1,257,205
800,000	1.48%, 03/23/20 (c)	801,765
1,650,000	1.52%, 04/30/18	1,666,175
1,531,000	1.93%, 11/29/23	1,547,547
200,000	HSBC Finance Corp.
	0.75%, 06/01/16	199,679
	International Business Machines Corp.
200,000	0.49%, 02/06/18	199,306
680,000	0.68%, 02/12/19	675,059
850,000	0.88%, 11/06/21	845,294
81,000	John Deere Capital Corp.
	0.43%, 02/25/16	81,017

See Notes to Financial Statements

54

Principal Amount		Value

United States: (continued)
$200,000	Johnson & Johnson 0.40%, 11/28/16	$200,123
	JPMorgan Chase & Co.
250,000	0.87%, 04/25/18	248,939
2,400,000	1.22%, 01/25/18	2,410,130
2,415,000	1.27%, 01/23/20	2,418,526
450,000	Medtronic, Inc. 1.14%, 03/15/20	448,179
	Merck & Co., Inc.
675,000	0.68%, 05/18/18	676,257
600,000	0.69%, 02/10/20	596,475
450,000	Metropolitan Life Global Funding I 0.70%, 04/10/17 144A	450,401
	Morgan Stanley
300,000	1.06%, 07/23/19	296,947
300,000	1.06%, 01/05/18	300,200
1,200,000	1.17%, 01/24/19	1,195,794
1,050,000	1.46%, 01/27/20	1,055,633
960,000	1.60%, 04/25/18	973,368
680,000	NBCUniversal Enterprise, Inc. 1.01%, 04/15/18 144A	680,620
200,000	Nissan Motor Acceptance Corp. 1.03%, 09/26/16 144A	200,176
	Oracle Corp.
315,000	0.52%, 07/07/17	315,077
350,000	0.83%, 10/08/19	348,927
550,000	0.90%, 01/15/19	550,889
	Pfizer, Inc.
160,000	0.47%, 05/15/17	159,861
375,000	0.64%, 06/15/18	374,258
150,000	Procter & Gamble Co. 0.39%, 11/04/16	150,082
400,000	Roche Holdings, Inc. 0.67%, 09/30/19 144A	397,866
385,000	The Bank of New York Mellon Corp. 0.86%, 08/01/18	385,261
620,000	The Bear Stearns Cos, LLC 0.72%, 11/21/16	619,167
225,000	The Coca-Cola Co. 0.40%, 11/01/16	225,100
100,000	The Kroger Co. 0.85%, 10/17/16	99,898
	Toyota Motor Credit Corp.
300,000	0.64%, 01/12/18	299,273
850,000	0.71%, 03/12/20	836,760
500,000	0.78%, 07/13/18	500,553
750,000	US Bancorp 0.81%, 10/15/18 (c)	750,765
Principal Amount		Value

United States: (continued)
$545,000	US Bank NA 0.53%, 08/11/17 (c)	$543,491
	Verizon Communications, Inc.
1,450,000	0.73%, 06/09/17	1,446,292
150,000	1.10%, 06/17/19	149,531
500,000	2.09%, 09/14/18	514,001
540,000	Volkswagen Group of America Finance LLC 0.77%, 11/20/17 144A	515,843
1,250,000	Wachovia Corp. 0.61%, 06/15/17	1,246,826
450,000	Wells Fargo & Co. 0.63%, 06/02/17	449,154
1,900,000	Wells Fargo Bank 0.95%, 04/23/18	1,909,321
		57,475,971
Total Floating Rate Notes (Cost: $88,898,803)		88,429,926

Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $693,494)
693,494	Dreyfus Government Cash Management Fund	693,494

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $89,592,297)		89,123,420

Principal Amount
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 0.3%
(Cost: $275,416)
Repurchase Agreement: 0.3%
$275,416	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $275,418; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $280,924 including accrued interest)	275,416
Total Investments: 100.3% (Cost: $89,867,713)		89,398,836
Liabilities in excess of other assets: (0.3)%		(250,912)
NET ASSETS: 100.0%		$89,147,924

See Notes to Financial Statements

55

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $269,958.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,677,345, or 15.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.6%	$530,444
Communications	5.3	4,763,749
Consumer, Cyclical	5.4	4,777,673
Consumer, Non-cyclical	4.6	4,096,293
Energy	7.9	7,023,574
Financial	67.9	60,508,521
Technology	7.2	6,459,498
Utilities	0.3	270,174
Money Market Fund	0.8	693,494
	100.0%	$89,123,420

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$88,429,926	$—	$88,429,926
Money Market Fund	693,494	—	—	693,494
Repurchase Agreement	—	275,416	—	275,416
Total	$693,494	$88,705,342	$—	$89,398,836

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

56

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 5.5%
Brazil: 0.8%
BRL	7,841,000	Banco do Brasil SA
		9.75%, 07/18/17 † Reg S	$1,886,989
	2,969,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 † Reg S	713,737
	9,736,000	Banco Safra SA
		10.25%, 08/08/16 Reg S	2,431,689
	18,181,000	Concessionaria Ecovias dos
		Imigrantes SA (TIPS)
		5.09%, 04/15/24	4,731,730
			9,764,145
Colombia: 0.9%
COP	15,870,000,000	Empresas Publicas de Medellin ESP
		8.38%, 02/01/21 Reg S	5,499,478
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter
		7.88%, 05/12/24 (c) Reg S	6,168,277
			11,667,755
Germany: 0.8%
TRY	6,700,000	KFW
		10.00%, 03/06/19	2,293,052
		Landwirtschaftliche Rentenbank
ZAR	93,300,000	6.00%, 03/18/19 Reg S	6,429,396
BRL	2,000,000	6.25%, 09/12/16 Reg S	492,553
MXN	12,922,000	8.50%, 02/22/16	793,848
			10,008,849
Mexico: 1.1%
		Petroleos Mexicanos
	110,330,000	7.19%, 09/12/24 Reg S	6,280,915
	109,600,000	7.65%, 11/24/21 Reg S	6,695,986
			12,976,901
Russia: 0.1%
RUB	105,260,000	Federal Hydrogenerating
		Co. JSC
		8.00%, 04/18/16 (p)	1,645,377
South Africa: 1.8%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	352,504
	141,000,000	9.25%, 04/20/18	10,546,959
	77,330,000	9.50%, 08/18/27 ^	1,254,103
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,452,191
	4,500,000	10.50%, 09/17/20	338,472
	105,900,000	10.80%, 11/06/23	8,035,342
	5,000,000	13.50%, 04/18/28	422,734
			22,402,305
Total Corporate Bonds
(Cost: $103,549,145)			68,465,332
Principal Amount			Value

GOVERNMENT OBLIGATIONS: 88.6%
Brazil: 7.7%
		Brazilian Government
		International Bonds
BRL	2,590,000	8.50%, 01/05/24 †	$566,024
	4,560,000	10.25%, 01/10/28	997,146
	2,860,000	12.50%, 01/05/22 †	740,736
		Letra do Tesouro Nacional
	41,564,000	12.98%, 01/01/17 ^	9,156,732
	29,989,000	12.99%, 01/01/18 ^	5,692,741
	48,240,000	13.11%, 07/01/18 ^	8,492,118
	46,800,000	14.17%, 07/01/17 ^	9,568,196
	109,450,000	14.64%, 01/01/19 ^	17,867,318
		Nota do Tesouro Nacional,
		Series F
	74,876,000	10.00%, 01/01/21	15,820,571
	49,300,000	10.00%, 01/01/17	12,192,650
	3,100,000	10.00%, 01/01/18	731,684
	3,150,000	10.00%, 01/01/19	710,005
	39,198,000	10.00%, 01/01/23	7,843,158
	27,800,000	10.00%, 01/01/25	5,313,335
			95,692,414
Chile: 2.9%
CLP	24,359,500,000	Chilean Government
		International Bonds
		5.50%, 08/05/20	36,651,285
Colombia: 4.6%
COP	1,787,000,000	Colombian Government
		International Bonds
		7.75%, 04/14/21	633,500
	21,018,000,000	Colombian TES
		7.50%, 08/26/26	7,045,431
	7,821,000,000	Republic of Colombia
		9.85%, 06/28/27	3,163,292
		Titulos de Tesoreria
	17,626,700,000	5.00%, 11/21/18	5,862,544
	26,846,700,000	6.00%, 04/28/28	7,722,119
	21,987,200,000	7.00%, 09/11/19	7,662,450
	10,117,200,000	7.00%, 05/04/22	3,438,823
	34,620,800,000	10.00%, 07/24/24	13,633,615
	22,331,700,000	11.00%, 07/24/20	8,940,017
			58,101,791
Hungary: 4.7%
		Hungarian Government Bonds
HUF	472,000,000	3.50%, 06/24/20	1,756,506
	1,463,020,000	4.00%, 04/25/18	5,489,720
	107,200,000	5.50%, 02/12/16	386,093
	1,483,800,000	5.50%, 12/20/18	5,832,033
	1,051,610,000	5.50%, 06/24/25	4,389,834
	2,596,380,000	6.00%, 11/24/23	10,961,570
	1,248,330,000	6.50%, 06/24/19	5,081,704
	1,473,760,000	6.75%, 02/24/17	5,637,844
	1,649,280,000	6.75%, 11/24/17	6,529,035
	1,379,530,000	7.00%, 06/24/22	6,030,875
	1,651,700,000	7.50%, 11/12/20	7,214,690
			59,309,904

See Notes to Financial Statements

57

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Indonesia: 6.0%
		Indonesian Treasury Bonds
IDR	9,240,000,000	5.63%, 05/15/23	$553,979
	65,316,000,000	6.12%, 05/15/28	3,706,962
	51,833,000,000	6.63%, 05/15/33	2,939,627
	48,762,000,000	7.00%, 05/15/22	3,230,073
	28,621,000,000	7.00%, 05/15/27	1,796,153
	48,943,000,000	8.25%, 07/15/21	3,490,541
	59,054,000,000	8.25%, 06/15/32	3,943,905
	4,822,000,000	8.38%, 09/15/26	337,979
	174,229,000,000	8.38%, 03/15/34	11,918,053
	214,613,000,000	8.38%, 03/15/24	15,331,874
	183,192,000,000	9.00%, 03/15/29	13,283,752
	34,711,000,000	9.50%, 07/15/31	2,587,867
	49,242,000,000	10.50%, 08/15/30	3,973,426
	11,097,000,000	11.00%, 11/15/20	886,974
	39,489,000,000	11.00%, 09/15/25	3,244,797
	45,291,000,000	12.80%, 06/15/21	3,873,955
			75,099,917
Malaysia: 7.5%
		Malaysian Government Bonds
MYR	8,890,000	3.26%, 03/01/18	2,062,124
	13,450,000	3.31%, 10/31/17	3,150,941
	5,174,000	3.39%, 03/15/17	1,210,398
	20,005,000	3.42%, 08/15/22	4,484,361
	51,593,000	3.48%, 03/15/23	11,529,666
	6,130,000	3.49%, 03/31/20	1,409,786
	12,430,000	3.58%, 09/28/18	2,906,893
	7,330,000	3.65%, 10/31/19	1,701,632
	4,322,000	3.73%, 06/15/28	944,089
	28,271,000	3.89%, 07/31/20	6,588,551
	7,700,000	3.89%, 03/15/27	1,716,697
	29,442,000	4.01%, 09/15/17	6,996,052
	15,620,000	4.05%, 09/30/21	3,634,911
	4,510,000	4.13%, 04/15/32	1,003,145
	39,352,000	4.16%, 07/15/21	9,238,010
	44,152,000	4.24%, 02/07/18	10,467,601
	28,040,000	4.38%, 11/29/19	6,686,261
	27,485,000	4.39%, 04/15/26	6,469,781
	18,200,000	4.50%, 04/15/30	4,291,790
	30,563,000	5.73%, 07/30/19	7,617,493
			94,110,182
Mexico: 7.3%
		Mexican Government
		International Bonds
MXN	135,360,000	4.75%, 06/14/18	8,263,014
	499,000	5.00%, 06/15/17	30,771
	67,400,000	6.50%, 06/09/22	4,276,166
	73,390,300	7.50%, 06/03/27	4,903,336
	29,530,000	7.75%, 11/23/34	2,009,771
	101,635,000	7.75%, 11/13/42	6,916,530
	153,960,000	7.75%, 12/14/17	10,041,028
	197,463,000	7.75%, 05/29/31	13,456,777
	124,005,900	8.00%, 06/11/20	8,414,080
	15,700,000	8.00%, 12/07/23	1,083,050
	44,588,000	8.50%, 05/31/29	3,223,573
	125,409,700	8.50%, 12/13/18	8,419,975
	89,663,900	8.50%, 11/18/38	6,574,922
	151,048,000	10.00%, 12/05/24	11,720,274
	26,901,000	10.00%, 11/20/36	2,247,220
			91,580,487
Principal Amount			Value

Peru: 2.9%
		Peruvian Government Bonds
PEN	13,905,000	5.20%, 09/12/23	$3,850,883
	25,833,000	5.70%, 08/12/24	7,291,953
	13,618,000	6.90%, 08/12/37	3,895,109
	29,491,000	6.95%, 08/12/31	8,667,705
	20,078,000	7.84%, 08/12/20	6,582,100
	13,620,000	8.20%, 08/12/26	4,484,926
	5,930,000	8.60%, 08/12/17	1,927,386
			36,700,062
Philippines: 3.0%
		Philippine Government
		International Bonds
PHP	440,000,000	3.90%, 11/26/22	9,313,340
	543,500,000	4.95%, 01/15/21	12,106,039
	659,500,000	6.25%, 01/14/36	15,735,597
			37,154,976
Poland: 8.7%
		Polish Government Bonds
PLN	9,000,000	1.50%, 04/25/20	2,284,486
	37,975,000	2.50%, 07/25/18	10,053,293
	27,480,000	3.25%, 07/25/25	7,496,205
	46,142,000	3.25%, 07/25/19	12,570,019
	25,264,000	3.75%, 04/25/18	6,885,352
	34,373,000	4.00%, 10/25/23	9,849,284
	24,766,000	4.75%, 04/25/17	6,728,092
	49,173,000	5.25%, 10/25/17	13,673,276
	66,272,000	5.25%, 10/25/20	19,768,140
	25,491,000	5.50%, 10/25/19	7,525,243
	26,871,000	5.75%, 09/23/22	8,444,643
	10,423,000	5.75%, 10/25/21	3,230,680
			108,508,713
Romania: 3.1%
		Romanian Government Bonds
RON	23,645,000	4.75%, 06/24/19	6,466,253
	9,205,000	4.75%, 02/24/25	2,542,254
	18,130,000	5.60%, 11/28/18	5,048,272
	21,450,000	5.75%, 04/29/20	6,135,974
	16,210,000	5.85%, 04/26/23	4,771,589
	23,390,000	5.90%, 07/26/17	6,303,736
	11,480,000	5.95%, 06/11/21	3,348,097
	14,330,000	6.75%, 06/11/17	3,885,161
			38,501,336
Russia: 4.4%
		Russian Federal Bonds
RUB	219,796,000	6.20%, 01/31/18	3,192,667
	145,080,000	6.70%, 05/15/19	2,071,719
	392,940,000	6.80%, 12/11/19	5,555,606
	370,423,000	7.00%, 08/16/23	4,950,519
	435,488,000	7.00%, 01/25/23	5,860,324
	397,440,000	7.05%, 01/19/28	5,033,390
	482,842,000	7.40%, 06/14/17	7,279,727
	477,191,000	7.50%, 03/15/18	7,125,122
	249,699,000	7.50%, 02/27/19	3,654,520
	264,250,000	7.60%, 04/14/21	3,755,733
	220,555,000	7.60%, 07/20/22	3,081,436
	5,000,000	7.85%, 03/10/18 Reg S	74,840
	275,070,000	8.15%, 02/03/27	3,842,348
			55,477,951

See Notes to Financial Statements

58

Principal
Amount			Value

South Africa: 4.9%
		South African Government Bonds
ZAR	282,932,000	6.25%, 03/31/36	$15,359,087
	127,802,000	6.50%, 02/28/41	6,958,152
	236,405,000	7.00%, 02/28/31	14,560,157
	43,350,000	7.25%, 01/15/20	3,091,753
	143,920,000	8.75%, 02/28/48	10,060,166
	137,267,000	10.50%, 12/21/26	11,484,559
	267	13.50%, 09/15/16	20
			61,513,894
Supranational: 7.6%
		African Development Bank
TRY	2,225,000	4.55%, 12/21/17	664,993
IDR	1,000,000,000	7.00%, 03/06/17	67,956
		European Bank for
		Reconstruction & Development
	123,500,000,000	7.38%, 04/15/19	8,166,564
TRY	5,005,000	8.00%, 10/11/18	1,625,551
		European Investment Bank
PLN	21,450,000	4.25%, 10/25/22	6,372,162
ZAR	73,100,000	7.50%, 01/30/19	5,265,202
	82,000,000	7.50%, 09/10/20 Reg S	5,852,930
	135,470,000	8.13%, 12/21/26	9,383,677
TRY	36,041,000	8.50%, 07/25/19	11,739,691
ZAR	22,890,000	9.00%, 12/21/18 Reg S	1,712,355
BRL	9,570,000	9.65%, 10/22/19 ^	1,585,891
	12,000,000	9.81%, 08/27/21 ^	1,654,677
		Inter-American
		Development Bank
IDR	22,100,000,000	7.00%, 02/04/19	1,455,411
	86,600,000,000	7.25%, 07/17/17	5,898,607
MXN	92,700,000	8.00%, 01/26/16	5,695,003
BRL	26,450,000	10.25%, 05/18/18	6,549,448
		International Bank for
		Reconstruction & Development
PLN	11,000,000	1.13%, 08/07/17 Reg S	2,870,140
MXN	59,200,000	4.00%, 08/16/18	3,612,082
	53,150,000	7.50%, 03/05/20	3,604,698
BRL	4,065,000	9.50%, 03/02/17	1,023,851
TRY	13,150,000	9.63%, 07/13/18	4,461,317
RUB	170,000,000	10.30%, 03/05/19	2,788,367
		International Finance Corp.
MXN	8,460,000	6.00%, 01/28/16	515,391
BRL	12,000,000	10.50%, 04/17/18	3,001,210
			95,567,174
Thailand: 6.8%
		Thailand Government Bonds
THB	100,178,000	2.80%, 10/10/17 †	2,884,510
	359,614,000	3.25%, 06/16/17	10,394,495
	127,090,000	3.45%, 03/08/19	3,755,229
	71,370,000	3.58%, 12/17/27	2,162,946
	281,446,000	3.63%, 06/16/23 †	8,452,686
	782,963,000	3.65%, 12/17/21 †	23,524,816
	174,385,000	3.85%, 12/12/25	5,430,261
	411,625,000	3.88%, 06/13/19 †	12,370,820
	102,644,000	4.13%, 11/18/16	2,964,375
	824,000	4.75%, 12/20/24	27,064
	281,845,000	4.88%, 06/22/29 †	9,750,953
	93,718,000	5.13%, 03/13/18	2,849,169
			84,567,324
Principal
Amount			Value

Turkey: 6.5%
		Turkish Government Bonds
TRY	19,715,000	6.30%, 02/14/18	$6,297,208
	27,010,000	7.10%, 03/08/23	8,075,355
	30,430,000	7.40%, 02/05/20	9,630,871
	8,260,000	8.30%, 06/20/18	2,739,338
	9,190,000	8.50%, 07/10/19	3,037,977
	19,760,000	8.50%, 09/14/22	6,362,481
	16,322,000	8.80%, 11/14/18	5,465,706
	18,122,000	8.80%, 09/27/23	5,934,650
	15,478,000	9.00%, 03/08/17	5,260,160
	35,430,000	9.00%, 07/24/24	11,675,740
	17,498,000	9.50%, 01/12/22	5,940,642
	11,350,000	10.40%, 03/20/24	4,056,077
	19,162,000	10.50%, 01/15/20	6,781,990
			81,258,195
Total Government Obligations
(Cost: $1,326,997,819)			1,109,795,605

Number
of Shares
MONEY MARKET FUND: 2.7%
(Cost: $34,556,004)
	34,556,004	Dreyfus Government Cash
		Management Fund	34,556,004
Total Investments Before Collateral for Securities Loaned: 96.8%
(Cost: $1,465,102,968)			1,212,816,941

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0%
Repurchase Agreements: 1.0%
USD	3,027,226	Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.09%, due 11/2/15, proceeds $3,027,249; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 8/1/16 to 11/1/45, valued at $3,087,771 including accrued interest)	3,027,226
	3,027,226	Repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc., 0.10%, due 11/2/15, proceeds $3,027,251; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 12/31/16 to 11/1/45, valued at $3,087,771 including accrued interest)	3,027,226

See Notes to Financial Statements

59

J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount			Value

Repurchase Agreements: (continued)
USD	3,027,226	Repurchase agreement dated 10/30/15 with Daiwa Capital Markets America, Inc., 0.09%, due 11/2/15, proceeds $3,027,249; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/5/15 to 2/1/49, valued at $3,087,771 including accrued interest)	$3,027,226
	3,027,226	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.06%, due 11/2/15, proceeds $3,027,241; (collateralized by various U.S. government and agency obligations, 0.00% to 8.95%, due 11/15/15 to 7/15/37, valued at $3,087,778 including accrued interest)	3,027,226

	Principal
	Amount		Value

Repurchase Agreements: (continued)
USD	637,285	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $637,289; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $650,031 including accrued interest)	$637,285
Total Short-Term Investments Held As Collateral For Securities Loaned
(Cost: $12,746,189)			12,746,189
Total Investments: 97.8%
(Cost: $1,477,849,157)			1,225,563,130
Other assets less liabilities: 2.2%			27,235,023
NET ASSETS: 100.0%			$1,252,798,153

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $11,946,356.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements

60

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.4%	$4,731,730
Energy	1.1	12,976,901
Financial	1.8	21,209,541
Government	91.5	1,109,795,605
Industrial	0.8	10,248,739
Utilities	1.6	19,298,421
Money Market Fund	2.8	34,556,004
	100.0%	$1,212,816,941

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$68,465,332	$—	$68,465,332
Government Obligations*	—	1,109,795,605	—	1,109,795,605
Money Market Fund	34,556,004	—	—	34,556,004
Repurchase Agreements	—	12,746,189	—	12,746,189
Total	$34,556,004	$1,191,007,126	$—	$1,225,563,130

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

61

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.3%
United States: 100.3%
547,129	American Capital Agency Corp.	$9,755,310
187,728	American Capital Mortgage
	Investment Corp.	2,723,933
1,486,677	Annaly Capital Management, Inc.	14,792,436
337,030	Anworth Mortgage Asset Corp.	1,607,633
199,318	Apollo Commercial Real Estate
	Finance, Inc.	3,310,672
158,697	ARMOUR Residential REIT, Inc.	3,256,462
194,108	Blackstone Mortgage Trust, Inc.	5,341,852
335,058	Capstead Mortgage Corp.	3,233,310
386,808	Chimera Investment Corp.	5,446,257
225,702	Colony Financial, Inc.	4,590,779
568,573	CYS Investments, Inc.	4,389,384
304,226	Hatteras Financial Corp.	4,353,474
360,140	Invesco Mortgage Capital, Inc.	4,339,687
222,571	iStar Financial, Inc.	2,880,069
686,791	MFA Financial, Inc.	4,752,594
386,808	New Residential Investment Corp.	4,691,981
433,846	New York Mortgage Trust, Inc. †	2,464,245
258,395	PennyMac Mortgage Investment Trust	3,777,735
310,072	RAIT Financial Trust	1,503,849
194,727	Redwood Trust, Inc.	2,585,975
123,021	Resource Capital Corp. †	1,579,590
322,617	Starwood Property Trust, Inc.	6,481,375
574,175	Two Harbors Investment Corp.	4,857,520
Total Real Estate Investment Trusts
(Cost: $124,569,840)		102,716,122
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES LOANED: 3.6%
Repurchase Agreements: 3.6%
$732,420	Repurchase agreement dated 10/30/15
	with BNP Paribas Securities Corp.,
	0.09%, due 11/2/15, proceeds
	$732,425; (collateralized by various
	U.S. government and agency
	obligations, 0.00% to 7.50%,
	due 8/1/16 to 11/1/45, valued at
	$747,069 including accrued interest)	$732,420
1,000,000	Repurchase agreement dated 10/30/15
	with Citigroup Global Markets, Inc.,
	0.10%, due 11/2/15, proceeds
	$1,000,008; (collateralized by various
	U.S. government and agency
	obligations, 2.00% to 6.50%, due
	12/31/16 to 11/1/45, valued at
	$1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 10/30/15
	with HSBC Securities USA, Inc.,
	0.07%, due 11/2/15, proceeds
	$1,000,006; (collateralized by various
	U.S. government and agency
	obligations, 2.50% to 8.00%, due
	5/1/22 to 10/1/45, valued at
	$1,020,002 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 10/30/15
	with RBC Capital Markets LLC,
	0.10%, due 11/2/15, proceeds
	$1,000,008; (collateralized by various
	U.S. government and agency
	obligations, 0.24% to 7.00%,
	due 2/2/18 to 5/20/65, valued at
	$1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral
for Securities Loaned
(Cost: $3,732,420)		3,732,420
Total Investments: 103.9%
(Cost: $128,302,260)		106,448,542
Liabilities in excess of other assets: (3.9)%		(3,985,650)
NET ASSETS: 100.0%		$102,462,892

† Security fully or partially on loan. Total market value of securities on loan is $3,567,438.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$102,716,122

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$102,716,122	$—	$—	$102,716,122
Repurchase Agreements	—	3,732,420	—	3,732,420
Total	$102,716,122	$3,732,420	$—	$106,448,542

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

62

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 100.7%
Basic Materials: 3.4%
129,413	Alcoa, Inc.
	5.38%, 10/01/17 †	$4,093,333
465,888	ArcelorMittal
	6.00%, 01/15/16	4,211,627
151,414	Cliffs Natural Resources, Inc.
	7.00%, 02/01/16	366,422
		8,671,382
Communications: 18.2%
59,530	Comcast Corp.
	5.00%, 12/15/17 (c) †	1,569,211
99,648	Frontier Communications Corp.
	11.13%, 06/29/18	9,878,106
	Qwest Corp.
160,473	6.13%, 06/01/18 (c)	3,992,568
84,056	6.63%, 09/15/20 (c)	2,108,965
103,531	6.88%, 10/01/19 (c)	2,671,100
108,707	7.00%, 04/01/17 (c) †	2,839,427
82,825	7.00%, 07/01/17 (c) †	2,187,408
136,919	7.38%, 06/01/16 (c)	3,533,879
119,060	7.50%, 09/15/16 (c)	3,119,372
62,118	Telephone & Data Systems, Inc.
	7.00%, 03/15/16 (c)	1,590,221
103,531	T-Mobile US, Inc.
	5.50%, 12/15/17	6,883,776
	United States Cellular Corp.
70,815	6.95%, 05/15/16 (c)	1,806,491
56,942	7.25%, 12/08/19 (c) †	1,458,854
103,531	Verizon Communications, Inc.
	5.90%, 02/15/19 (c)	2,753,925
		46,393,303
Consumer, Non-cyclical: 10.1%
129,413	Anthem, Inc.
	5.25%, 05/01/18	6,022,881
	CHS, Inc.
101,978	6.75%, 09/30/24 (c) †	2,749,327
86,966	7.10%, 03/31/24 (c) †	2,407,219
107,154	7.50%, 01/21/25 (c) †	2,975,666
58,594	7.88%, 09/26/23 (c) †	1,682,820
63,526	8.00%, 07/18/23 (c) †	1,923,567
155,296	Tyson Foods, Inc.
	4.75%, 07/15/17	8,129,746
		25,891,226
Energy: 2.8%
83,342	NuStar Logistics LP
	7.63%, 01/15/18 (c)	2,135,222
178,590	Southwestern Energy Co.
	6.25%, 01/15/18	5,007,664
		7,142,886
Government: 0.6%
56,612	Tennessee Valley Authority
	3.55%, 06/01/16 (p) †	1,430,019
Industrial: 3.0%
	Seaspan Corp.
71,436	6.38%, 04/30/19	1,773,756
72,471	9.50%, 01/30/16 (c) †	1,829,893
155,296	Stanley Black & Decker, Inc.
	5.75%, 07/25/17 (c) †	4,051,673
		7,655,322
Number of Shares		Value

Real Estate Investment Trusts: 34.1%
71,177	American Tower Corp.
	5.50%, 02/15/18	$7,437,996
	Annaly Capital Management, Inc.
95,248	7.50%, 09/13/17 (c)	2,311,669
62,118	7.63%, 05/16/17 (c)	1,525,618
93,954	CBL & Associates Properties, Inc.
	7.38%, 11/30/15 (c)	2,378,915
	Colony Capital, Inc.
59,530	7.13%, 04/13/20 (c)	1,348,354
52,179	8.50%, 03/20/17 (c) †	1,381,700
	Digital Realty Trust, Inc.
51,765	5.88%, 04/09/18 (c) †	1,257,372
51,765	6.35%, 08/24/20 (c) †	1,298,784
59,530	7.00%, 09/15/16 (c)	1,540,041
75,577	7.38%, 03/26/19 (c) †	2,074,589
56,942	Equity Commonwealth
	7.25%, 05/15/16 (c)	1,457,146
66,571	FelCor Lodging Trust, Inc.
	1.95%, 12/31/49	1,664,275
51,765	General Growth Properties, Inc.
	6.38%, 02/13/18 (c)	1,342,266
59,530	Hatteras Financial Corp.
	7.63%, 08/27/17 (c)	1,425,743
60,048	Hospitality Properties Trust
	7.13%, 01/15/17 (c)	1,582,265
82,825	Kimco Realty Corp.
	6.00%, 03/20/17 (c) †	2,136,885
	National Retail Properties, Inc.
59,530	5.70%, 05/30/18 (c)	1,497,775
59,530	6.63%, 02/23/17 (c)	1,575,164
	NorthStar Realty Finance Corp.
72,466	8.25%, 11/30/15 (c) †	1,711,647
51,765	8.75%, 05/15/19 (c)	1,244,948
72,471	PS Business Parks, Inc.
	6.00%, 05/14/17 (c) †	1,879,173
	Public Storage
103,531	5.20%, 01/16/18 (c) †	2,558,251
102,495	5.38%, 09/20/17 (c) †	2,572,624
59,530	5.63%, 06/15/17 (c) †	1,533,493
95,766	5.75%, 03/13/17 (c)	2,462,144
95,248	5.90%, 01/12/17 (c)	2,452,636
59,530	6.00%, 06/04/19 (c) †	1,565,044
100,942	6.35%, 07/26/16 (c)	2,616,417
59,013	6.38%, 03/17/19 (c)	1,578,598
77,648	6.50%, 04/14/16 (c)	1,987,012
84,636	Realty Income Corp.
	6.63%, 02/15/17 (c)	2,245,393
51,765	Regency Centers Corp.
	6.63%, 02/16/17 (c)	1,344,855
72,471	Senior Housing Properties Trust
	5.63%, 08/01/17 (c) †	1,789,309
53,577	Ventas Realty LP
	5.45%, 03/07/18 (c) †	1,416,576
222,454	VEREIT, Inc.
	6.70%, 01/03/19 (c) †	5,519,084
	Vornado Realty Trust
62,118	5.40%, 01/25/18 (c)	1,490,211
62,118	5.70%, 07/18/17 (c) †	1,584,630
55,907	6.63%, 11/30/15 (c) †	1,414,447

See Notes to Financial Statements

63

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Real Estate Investment Trusts: (continued)
56,942	Wells Fargo Real Estate
	Investment Corp.
	6.38%, 12/11/19 (c)	$1,502,130
	Welltower, Inc.
59,530	6.50%, 03/07/17 (c) †	1,580,521
74,413	6.50%, 12/31/49	4,398,552
71,436	Weyerhaeuser Co.
	6.38%, 07/01/16	3,585,373
		87,269,625
Reinsurance: 4.3%
56,942	Aspen Insurance Holdings Ltd.
	5.95%, 07/01/23 (c) †	1,451,452
82,825	Axis Capital Holdings Ltd.
	6.88%, 04/15/17 (c) †	2,239,588
	PartnerRe Ltd.
51,765	5.88%, 03/01/18 (c)	1,356,761
77,389	7.25%, 06/01/16 (c)	2,211,778
82,825	Reinsurance Group of America, Inc.
	6.20%, 09/15/22 (c)	2,400,268
56,942	RenaissanceRe Holdings Ltd.
	5.38%, 06/01/18 (c) †	1,414,439
		11,074,286
Technology: 0.9%
88,001	Pitney Bowes, Inc.
	6.70%, 03/07/18 (c) †	2,378,667
Utilities: 23.3%
53,577	AES Trust III
	6.75%, 11/30/15 (c)	2,678,850
51,765	BGE Capital Trust II
	6.20%, 11/30/15 (c) †	1,331,396
	Dominion Resources, Inc.
56,942	6.00%, 07/01/16	3,203,557
56,942	6.13%, 04/01/16	3,177,933
103,531	6.38%, 07/01/17	5,138,243
57,977	DTE Energy Co.
	6.50%, 12/01/16 (c) †	1,554,943
103,531	Duke Energy Corp.
	5.13%, 01/15/18 (c) †	2,617,264
119,060	Exelon Corp.
	6.50%, 06/01/17	4,971,946
62,118	FPL Group Capital Trust I
	5.88%, 11/30/15 (c) †	1,602,023
83,534	Integrys Energy Group, Inc.
	6.00%, 08/01/23 (c)	2,132,732
	NextEra Energy Capital Holdings, Inc.
93,178	5.00%, 01/15/18 (c) †	2,220,432
103,531	5.13%, 11/15/17 (c) †	2,531,333
72,471	5.63%, 06/15/17 (c)	1,838,589
82,825	5.70%, 03/01/17 (c) †	2,140,198
	NextEra Energy, Inc.
51,765	5.80%, 09/01/16	2,848,110
72,471	6.37%, 09/01/18	3,809,076
Number of Shares		Value

Utilities: (continued)
93,178	PPL Capital Funding, Inc.
	5.90%, 04/30/18 (c) †	$2,361,130
98,354	SCE Trust I
	5.63%, 06/15/17 (c)	2,523,764
82,825	SCE Trust II
	5.10%, 03/15/18 (c)	2,028,384
56,942	SCE Trust III
	5.75%, 03/15/24 (c)	1,585,835
67,295	SCE Trust IV
	5.38%, 09/15/25 (c)	1,771,877
202,920	Southern Co.
	6.25%, 10/15/20 (c)	5,357,088
		59,424,703
Total Preferred Securities
(Cost: $272,140,638)		257,331,419

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL
FOR SECURITIES LOANED: 3.5%
Repurchase Agreements: 3.5%
$2,126,333	Repurchase agreement dated 10/30/15 with BNP Paribas Securities Corp., 0.09%, due 11/2/15, proceeds $2,126,349; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 8/1/16 to 11/1/45, valued at $2,168,860 including accrued interest)	2,126,333
2,126,333	Repurchase agreement dated 10/30/15 with Citigroup Global Markets, Inc., 0.10%, due 11/2/15, proceeds $2,126,351; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 12/31/16 to 11/1/45, valued at $2,168,860 including accrued interest)	2,126,333
2,126,333	Repurchase agreement dated 10/30/15 with Daiwa Capital Markets America, Inc., 0.09%, due 11/2/15, proceeds $2,126,349; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/5/15 to 2/1/49, valued at $2,168,860 including accrued interest)	2,126,333
2,126,333	Repurchase agreement dated 10/30/15 with HSBC Securities USA, Inc., 0.06%, due 11/2/15, proceeds $2,126,344; (collateralized by various U.S. government and agency obligations, 0.00% to 8.95%, due 11/15/15 to 7/15/37, valued at $2,168,865 including accrued interest)	2,126,333

See Notes to Financial Statements

64

Principal Amount		Value

Repurchase Agreements: (continued)
$447,632	Repurchase agreement dated
	10/30/15 with Royal Bank of
	Scotland Plc, 0.07%, due 11/2/15,
	proceeds $447,635; (collateralized
	by various U.S. government and
	agency obligations, 0.07% to 3.38%,
	due 8/15/16 to 8/15/21, valued at
	$456,585 including accrued interest)	$447,632
Value

Total Short-Term Investments Held
As Collateral For Securities Loaned
(Cost: $8,952,964)	$8,952,964
Total Investments: 104.2%
(Cost: $281,093,602)	266,284,383
Liabilities in excess of other assets: (4.2)%	(10,712,454)
NET ASSETS: 100.0%	$255,571,929

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $8,730,254.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.4%	$8,671,382
Communications	18.0	46,393,303
Consumer, Non-cyclical	10.1	25,891,226
Energy	2.8	7,142,886
Government	0.5	1,430,019
Industrial	3.0	7,655,322
Real Estate Investment Trusts	33.9	87,269,625
Reinsurance	4.3	11,074,286
Technology	0.9	2,378,667
Utilities	23.1	59,424,703
	100.0%	$257,331,419

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$257,331,419	$—	$—	$257,331,419
Repurchase Agreements	—	8,952,964	—	8,952,964
Total	$257,331,419	$8,952,964	$—	$266,284,383

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2015.

See Notes to Financial Statements

65

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS: 95.3%
Basic Materials: 2.3%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c)	$39,850
34,000	5.90%, 02/01/27	34,638
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,073
17,000	Hexion US Finance Corp. 6.63%, 11/30/15 (c)	14,493
		106,054
Communications: 24.0%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	18,020
40,000	Avaya, Inc. 10.50%, 03/01/17 (c) 144A	15,700
27,000	Cablevision Systems Corp. 8.63%, 09/15/17	28,755
	CCO Holdings LLC
27,000	5.75%, 07/15/18 (c) †	27,473
54,000	6.50%, 11/30/15 (c)	56,767
67,000	CenturyLink, Inc. 5.80%, 03/15/22	65,409
27,000	Cequel Communications Holdings I LLC 6.38%, 11/30/15 (c) 144A	27,135
27,000	Clear Channel Communications, Inc. 9.00%, 11/30/15 (c)	22,950
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	28,249
27,000	Crown Castle International Corp. 5.25%, 01/15/23	29,160
100,000	DISH DBS Corp. 5.88%, 07/15/22	98,250
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,215
	Frontier Communications Corp.
34,000	8.25%, 04/15/17	36,422
34,000	8.50%, 04/15/20	35,105
40,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	43,300
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	33,135
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	55,147
34,000	Netflix, Inc. 5.88%, 02/15/25 144A	36,125
34,000	Nielsen Finance LLC 4.50%, 10/01/16 (c)	35,095
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	26,764
	Sprint Corp.
67,000	7.88%, 09/15/23	62,142
67,000	8.38%, 08/15/17	68,591
47,000	9.13%, 03/01/17	48,997
	T-Mobile USA, Inc.
50,000	6.25%, 04/01/17 (c)	51,745
67,000	6.63%, 04/01/18 (c)	68,612
27,000	Univision Communications, Inc. 8.50%, 11/30/15 (c) 144A	28,316
27,000	Windstream Corp. 7.88%, 11/01/17	28,738
		1,104,317
Principal
Amount		Value

Consumer, Cyclical: 10.0%
$27,000	Caesars Entertainment Operating Co., Inc. 11.25%, 11/30/15 (c) (d)	$21,533
34,000	Chrysler Group LLC 8.25%, 06/15/16 (c)	36,465
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c) 144A	35,997
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	41,400
40,000	HD Supply, Inc. 7.50%, 10/15/16 (c)	42,800
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,200
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	30,713
50,000	MGM Resorts International 6.63%, 12/15/21	53,625
17,000	Rite Aid Corp. 6.75%, 06/15/16 (c)	18,296
50,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	50,500
27,000	The Goodyear Tire & Rubber Co. 6.50%, 03/01/16 (c)	28,789
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	30,388
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	39,400
		461,106
Consumer, Non-cyclical: 15.9%
47,000	ADT Corp. 3.50%, 07/15/22	44,297
40,000	CHS 6.88%, 02/01/18 (c)	40,500
40,000	Community Health Systems, Inc. 8.00%, 11/15/15 (c)	41,800
34,000	Constellation Brands, Inc. 4.25%, 05/01/23	34,893
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	49,760
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	29,464
110,000	HCA, Inc. 6.50%, 02/15/20	123,337
14,000	JBS USA LLC 8.25%, 11/30/15 (c) 144A	14,735
40,000	Kinetic Concepts, Inc. 10.50%, 11/30/15 (c)	42,336
17,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	17,638
74,000	Reynolds Group Issuer, Inc. 5.75%, 11/30/15 (c)	77,145
34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c) 144A	36,422
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	68,340
27,000	The Hertz Corp. 7.38%, 01/15/16 (c) †	28,232
54,000	United Rentals North America, Inc. 7.63%, 04/15/17 (c)	58,866

See Notes to Financial Statements

66

Principal
Amount		Value

Consumer, Non-cyclical: (continued)
$27,000	Valeant Pharmaceuticals International 6.38%, 10/15/16 (c) 144A	$24,300
		732,065
Energy: 11.9%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	36,100
27,000	California Resources Corp. 6.00%, 08/15/24 (c) †	18,461
44,000	Chesapeake Energy Corp. 5.75%, 03/15/23 †	27,940
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	34,340
20,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	12,750
34,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	23,970
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	21,604
30,000	Energy XXI Gulf Coast, Inc. 11.00%, 09/15/17 (c) 144A	16,238
40,000	EP Energy LLC 9.38%, 05/01/16 (c) †	35,000
34,000	Halcon Resources Corp. 8.88%, 11/15/16 (c)	11,581
41,000	Linn Energy LLC 8.63%, 11/30/15 (c)	10,865
47,000	MarkWest Energy Partners LP 4.50%, 04/15/23 (c)	44,297
20,000	Newfield Exploration Co. 5.63%, 07/01/24	19,900
17,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	15,810
34,000	Noble Energy, Inc. 5.63%, 05/01/17 (c)	34,516
27,000	Peabody Energy Corp. 6.00%, 11/15/18	4,860
34,000	QEP Resources, Inc. 6.88%, 03/01/21	33,150
20,000	Range Resources Corp. 5.00%, 02/15/17 (c) †	17,899
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	13,405
51,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	50,872
14,000	SandRidge Energy, Inc. 8.13%, 04/15/17 (c)	3,360
40,000	Tesoro Logistics LP 6.13%, 10/15/16 (c)	41,800
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	16,235
		544,953
Financial: 17.9%
94,000	Ally Financial, Inc. 8.00%, 11/01/31	114,327
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	32,204
77,000	8.00%, 01/30/18 (c)	80,376
Principal
Amount		Value

Financial: (continued)
	CIT Group, Inc.
$44,000	4.25%, 08/15/17	$45,100
51,000	5.50%, 02/15/19 144A	54,251
50,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	49,515
67,000	First Data Corp. 12.63%, 01/15/16 (c)	76,966
34,000	Genworth Financial, Inc. 6.15%, 11/15/16 (c)	15,470
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	39,650
34,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	35,615
51,000	International Lease Finance Corp. 8.75%, 03/15/17	55,144
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	40,000
54,000	Navient Corp. 5.88%, 03/25/21	51,300
	SLM Corp.
34,000	5.50%, 01/25/23	30,770
34,000	8.45%, 06/15/18	36,550
27,000	Springleaf Finance Corp. 5.40%, 12/01/15	27,017
40,000	Vereit Operating Partnership LP 3.00%, 01/06/19 (c)	38,850
		823,105
Industrial: 4.7%
27,000	Ball Corp. 5.00%, 03/15/22	28,013
30,000	Building Materials Corp. of America 5.38%, 11/15/19 (c) 144A	31,012
27,000	Case New Holland, Inc. 7.88%, 12/01/17	29,329
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	37,145
34,000	Crown Americas LLC 6.25%, 02/01/16 (c)	35,402
27,000	TransDigm, Inc. 5.50%, 11/30/15 (c)	27,203
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) 144A	26,888
		214,992
Technology: 3.4%
27,000	Activision Blizzard, Inc. 5.63%, 09/15/16 (c) 144A	28,625
30,000	Audatex North America, Inc. 6.00%, 06/15/17 (c) 144A	30,323
17,000	BMC Software Finance, Inc. 8.13%, 07/15/16 (c) 144A	13,218
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	32,470
34,000	NCR Corp. 6.38%, 12/15/18 (c)	35,148
17,000	SunGard Data Systems, Inc. 7.63%, 11/30/15 (c)	17,788
		157,572

See Notes to Financial Statements

67

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2015 (unaudited)

Principal
Amount		Value

Utilities: 5.2%
$34,000	AES Corp. 7.38%, 06/01/21 (c)	$36,380
	Calpine Corp.
34,000	5.75%, 10/15/19 (c)	32,343
17,000	6.00%, 11/01/16 (c) 144A	17,952
34,000	Dynegy, Inc.
	6.75%, 05/01/17 (c)	34,085
17,000	FirstEnergy Corp. 7.38%, 11/15/31	20,337
40,000	GenOn Energy, Inc. 9.88%, 11/30/15 (c)	33,350
27,000	NRG Energy, Inc. 7.63%, 01/15/18	28,350
40,000	Talen Energy Supply LLC 4.63%, 07/15/16 (c) 144A	36,792
		239,589
Total Corporate Bonds
(Cost: $4,637,054)		4,383,753

Number of
Shares

MONEY MARKET FUND: 2.4%
(Cost: $110,295)
110,295	Dreyfus Government Cash Management Fund	110,295
Total Investments Before Collateral for Securities Loaned: 97.7%
(Cost: $4,747,349)		4,494,048
Principal
Amount		Value

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 3.2%
(Cost: $148,456)
Repurchase Agreement: 3.2%
$148,456	Repurchase agreement dated 10/30/15 with Royal Bank of Scotland Plc, 0.07%, due 11/2/15, proceeds $148,457; (collateralized by various U.S. government and agency obligations, 0.07% to 3.38%, due 8/15/16 to 8/15/21, valued at $151,425 including accrued interest)	$148,456
Total Investments: 100.9%
(Cost: $4,895,805)		4,642,504
Liabilities in excess of other assets: (0.9)%		(41,851)
NET ASSETS: 100.0%		$4,600,653

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $141,777.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $734,543, or 16.0% of net assets.

At October 31, 2015, the Fund held the following open futures contracts:

	Number of		Unrealized
	Contracts	Expiration Date	Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note(s)	40	December 2015	$(6,649)

(s)	Cash in the amount of $68,813 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.3%	$106,054
Communications	24.6	1,104,317
Consumer, Cyclical	10.3	461,106
Consumer, Non-cyclical	16.3	732,065
Energy	12.1	544,953
Financial	18.3	823,105
Industrial	4.8	214,992
Technology	3.5	157,572
Utilities	5.3	239,589
Money Market Fund	2.5	110,295
	100.0%	$4,494,048

See Notes to Financial Statements

68

The summary of inputs used to value the Fund’s investments as of October 31, 2015 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$4,383,753	$—	$4,383,753
Money Market Fund	110,295	—	—	110,295
Repurchase Agreement	—	148,456	—	148,456
Total	$110,295	$4,532,209	$—	$4,642,504
Other Financial Instruments:
Futures Contracts	$(6,649)	$—	$—	$(6,649)

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels for the period ended October 31, 2015.

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2015 (unaudited)

			Emerging	Emerging
		ChinaAMC	Markets	Markets
	BDC Income	China Bond	Aggregate	High Yield
	ETF	ETF	Bond ETF	Bond ETF

Assets:
Investments, at value (1) (2)	$79,585,284	$23,478,128	$14,346,067	$318,984,596
Short-term investments held as collateral for securities loaned (3)	8,778,747	–	860,213	58,002,999
Cash	33,480	–	1,375	95,728
Cash denominated in foreign currency, at value (4)	–	1,026,947 (a)	142,179	–
Receivables:
Investment securities sold	–	–	34,000	6,345,487
Shares sold	–	–	–	559
Due from Adviser	–	13,222	3,027	–
Dividends and interest	144,353	520,857	250,405	6,527,833
Prepaid expenses	922	337	196	4,642
Total assets	88,542,786	25,039,491	15,637,462	389,961,844

Liabilities:
Payables:
Investment securities purchased	–	–	–	428,951
Collateral for securities loaned	8,778,747	–	860,213	58,002,999
Line of credit	235,889	–	–	–
Shares redeemed	–	–	–	708,903
Due to Adviser	17,486	–	–	94,594
Due to custodian	–	7,693	–	–
Variation margin on futures contracts	–	–	–	–
Deferred Trustee fees	1,263	43	895	14,136
Accrued expenses	29,898	32,023	64,849	61,768
Total liabilities	9,063,283	39,759	925,957	59,311,351
NET ASSETS	$79,479,503	$24,999,732	$14,711,505	$330,650,493
Shares outstanding	4,950,000	1,000,000	700,000	14,200,000
Net asset value, redemption and offering price per share	$16.06	$25.00	$21.02	$23.29

Net assets consist of:
Aggregate paid in capital	$96,168,377	$25,035,494	$18,716,322	$379,015,462
Net unrealized appreciation (depreciation)	(13,761,639)	190,717	(1,819,984)	(26,436,555)
Undistributed (accumulated) net investment income (loss)	250,339	9,680	(68,393)	2,157,443
Accumulated net realized gain (loss)	(3,177,574)	(236,159)	(2,116,440)	(24,085,857)
	$79,479,503	$24,999,732	$14,711,505	$330,650,493
(1) Value of securities on loan	$8,554,200	$–	$815,445	$52,863,128
(2) Cost of investments	$93,346,923	$23,296,159	$16,157,466	$345,421,151
(3) Cost of short-term investments held as collateral for securities loaned	$8,778,747	$–	$860,213	$58,002,999
(4) Cost of cash denominated in foreign currency	$–	$1,013,935	$145,842	$–

(a)	Includes $6,607 of foreign investor minimum settlement reserve funds
(b)	Represents cash collateral held at broker for futures contracts

See Notes to Financial Statements

70

Fallen Angel	International	Investment	J.P. Morgan		Preferred	Treasury-Hedged
High Yield	High Yield	Grade Floating	EM Local Currency	Mortgage REIT	Securities ex	High Yield
Bond ETF	Bond ETF	Rate ETF	Bond ETF	Income ETF	Financials ETF	Bond ETF

$46,072,038	$131,117,946	$89,123,420	$1,212,816,941	$102,716,122	$257,331,419	$4,494,048
4,215,383	8,916,866	275,416	12,746,189	3,732,420	8,952,964	148,456
7,068	–	–	6,481	–	2,278	68,813 (b)
–	517,932	–	9,619,428	–	–	–

1,292,882	1,484,999	–	37,162,536	–	3,804,814	–
–	–	–	–	–	–	–
–	–	–	–	–	–	6,548
782,855	2,500,130	92,845	22,967,758	112,070	456,624	76,617
412	1,880	1,093	14,740	1,294	3,202	54
52,370,638	144,539,753	89,492,774	1,295,334,073	106,561,906	270,551,301	4,794,536

1,112,343	2,000,086	–	29,110,785	–	5,357,508	–
4,215,383	8,916,866	275,416	12,746,189	3,732,420	8,952,964	148,456
–	–	–	–	287,120	564,487	–
–	–	–	–	–	–	–
5,217	22,472	2,727	285,342	24,090	66,148	–
–	250	–	–	–	–	–
–	–	–	–	–	–	6,649
937	15,054	3,668	70,039	5,937	8,484	536
45,487	77,482	63,039	323,565	49,447	29,781	38,242
5,379,367	11,032,210	344,850	42,535,920	4,099,014	14,979,372	193,883
$46,991,271	$133,507,543	$89,147,924	$1,252,798,153	$102,462,892	$255,571,929	$4,600,653
1,800,000	5,600,000	3,600,000	69,600,000	5,100,000	13,000,000	200,000
$26.11	$23.84	$24.76	$18.00	$20.09	$19.66	$23.00

$47,907,290	$152,453,240	$89,709,426	$1,622,768,054	$145,320,718	$279,074,964	$5,119,223
(1,230,498)	(14,640,635)	(468,877)	(253,081,903)	(21,853,718)	(14,809,219)	(259,950)
212,372	(11,870)	57,686	(34,157,129)	554,288	912,980	48,480
102,107	(4,293,192)	(150,311)	(82,730,869)	(21,558,396)	(9,606,796)	(307,100)
$46,991,271	$133,507,543	$89,147,924	$1,252,798,153	$102,462,892	$255,571,929	$4,600,653
$4,060,738	$8,391,724	$269,958	$11,946,356	$3,567,438	$8,730,254	$141,777
$47,302,536	$145,750,283	$89,592,297	$1,465,102,968	$124,569,840	$272,140,638	$4,747,349
$4,215,383	$8,916,866	$275,416	$12,746,189	$3,732,420	$8,952,964	$148,456
$–	$519,225	$–	$9,654,147	$–	$–	$–

See Notes to Financial Statements

71

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2015 (unaudited)

			Emerging	Emerging
		ChinaAMC	Markets	Markets
	BDC Income	China Bond	Aggregate	High Yield
	ETF	ETF	Bond ETF	Bond ETF

Income:
Dividends	$3,542,386	$–	$–	$–
Interest	–	487,137	435,706	14,247,580
Securities lending income	61,934	–	697	202,749
Foreign taxes withheld	–	(53,942)	(475)	–
Total income	3,604,320	433,195	435,928	14,450,329

Expenses:
Management fees	160,507	51,865	29,953	793,586
Professional fees	28,875	25,922	23,481	44,483
Insurance	527	152	145	3,266
Trustees’ fees and expenses	1,267	687	362	7,709
Reports to shareholders	4,540	4,147	1,897	26,661
Indicative optimized portfolio value fee	2,949	8,506	12,157	11,969
Custodian fees	762	19,150	14,427	36,252
Registration fees	3,950	4,219	2,449	5,085
Transfer agent fees	1,268	1,146	1,091	1,073
Fund accounting fees	696	425	244	6,235
Interest	2,532	–	30	162
Other	3,550	601	2,796	8,115
Total expenses	211,423	116,820	89,032	944,596
Waiver of management fees	(48,382)	(51,865)	(29,953)	(150,846)
Expenses assumed by the Adviser	–	(124)	(17,099)	–
Net expenses	163,041	64,831	41,980	793,750
Net investment income	3,441,279	368,364	393,948	13,656,579

Net realized gain (loss) on:
Investments	(1,652,796)	(109,591)	(228,510)	(6,937,809)
Futures contracts	–	–	–	–
In-kind redemptions	150,976	–	(101,001)	(1,778,044)
Foreign currency transactions and foreign denominated assets and liabilities	–	(95,935)	(37,843)	–
Net realized gain (loss)	(1,501,820)	(205,526)	(367,354)	(8,715,853)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,173,989)	63,715	(737,819)	(12,167,269)
Futures contracts	–	–	–	–
Foreign currency transactions and foreign denominated assets and liabilities	–	8,904	(8,063)	–
Net change in unrealized appreciation (depreciation)	(10,173,989)	72,619	(745,882)	(12,167,269)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,234,530)	$235,457	$(719,288)	$(7,226,543)

See Notes to Financial Statements

72

Fallen Angel	International	Investment	J.P. Morgan		Preferred	Treasury-Hedged
High Yield	High Yield	Grade Floating	EM Local Currency	Mortgage REIT	Securities ex	High Yield
Bond ETF	Bond ETF	Rate ETF	Bond ETF	Income ETF	Financials ETF	Bond ETF

$–	$–	$–	$–	$5,500,914	$9,038,018	$–
1,045,893	4,324,815	391,532	39,403,755	–	–	136,551
17,644	46,370	749	26,968	15,698	203,238	522
(699)	(1,050)	(207)	(797,692)	–	–	–
1,062,838	4,370,135	392,074	38,633,031	5,516,612	9,241,256	137,073

75,585	303,721	162,454	2,190,472	229,013	560,561	12,320
24,754	35,602	11,280	62,195	27,898	39,825	24,282
234	1,403	753	9,156	929	1,933	55
503	4,125	1,839	20,780	2,332	5,359	295
2,362	11,149	4,366	57,173	9,694	13,733	1,402
10,095	11,871	11,149	11,643	9,702	2,970	7,580
9,542	62,693	11,394	641,858	3,449	4,973	7,568
2,512	2,594	2,450	7,158	2,915	10,217	1,436
893	968	1,034	452	792	1,073	1,000
337	2,696	1,605	16,801	1,590	2,627	165
160	12	204	5,328	8,062	9,769	–
3,241	4,915	2,889	19,756	3,528	4,831	2,481
130,218	441,749	211,417	3,042,772	299,904	657,871	58,584
(54,472)	(138,019)	(146,231)	(95,963)	(62,829)	(87,543)	(12,320)
–	–	–	–	–	–	(32,576)
75,746	303,730	65,186	2,946,809	237,075	570,328	13,688
987,092	4,066,405	326,888	35,686,222	5,279,537	8,670,928	123,385

(15,722)	(952,604)	10,503	(53,535,279)	(9,525,663)	(4,331,620)	(37,059)
–	–	–	–	–	–	(52,194)
–	(1,606,134)	20,056	(10,818,128)	1,003,905	445,049	(39,678)

–	24,465	–	(2,990,189)	–	–	–
(15,722)	(2,534,273)	30,559	(67,343,596)	(8,521,758)	(3,886,571)	(128,931)

(2,192,097)	(4,819,765)	(699,536)	(101,390,016)	(9,757,540)	(11,885,028)	(206,916)
–	–	–	–	–	–	42,301

–	(24,401)	–	(655,888)	–	–	–
(2,192,097)	(4,844,166)	(699,536)	(102,045,904)	(9,757,540)	(11,885,028)	(164,615)
$(1,220,727)	$(3,312,034)	$(342,089)	$(133,703,278)	$(12,999,761)	$(7,100,671)	$(170,161)

See Notes to Financial Statements

73

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Six		For the Six	For the Period
	Months Ended	For the Year	Months Ended	November 10,
	October 31,	Ended	October 31,	2014(a) through
	2015	April 30, 2015	2015	April 30, 2015
	(unaudited)		(unaudited)

Operations:
Net investment income	$3,441,279	$4,419,327	$368,364	$260,839
Net realized gain (loss)	(1,501,820)	(1,081,478)	(205,526)	(153,921)
Net change in unrealized appreciation (depreciation)	(10,173,989)	(2,300,026)	72,619	118,098
Net increase (decrease) in net assets resulting from operations	(8,234,530)	1,037,823	235,457	225,016

Dividends and Distributions to shareholders:
Dividends from net investment income	(3,381,500)	(4,244,650)	(352,200)	(144,035)
Distributions from net realized capital gains	–	–	–	–
Return of capital	–	–	–	(68,565)
Total Dividends and Distributions	(3,381,500)	(4,244,650)	(352,200)	(212,600)

Share transactions:**
Proceeds from sale of shares	20,356,579	57,980,408	9,998,787	27,307,725
Cost of shares redeemed	(3,520,114)	(14,242,190)	(4,837,117)	(7,365,336)
Increase (decrease) in net assets resulting from share transactions	16,836,465	43,738,218	5,161,670	19,942,389
Total increase (decrease) in net assets	5,220,435	40,531,391	5,044,927	19,954,805
Net Assets, beginning of period	74,259,068	33,727,677	19,954,805	–
Net Assets, end of period†	$79,479,503	$74,259,068	$24,999,732	$19,954,805
† Including undistributed (accumulated) net investment income (loss)	$250,339	$190,560	$9,680	$(6,484)

** Shares of Common Stock Issued (no par value)
Shares sold	1,150,000	3,050,000	400,000	1,100,000
Shares redeemed	(200,000)	(750,000)	(200,000)	(300,000)
Net increase (decrease)	950,000	2,300,000	200,000	800,000

(a)	Commencement of operations

See Notes to Financial Statements

74

Emerging Markets		Emerging Markets		Fallen Angel
Aggregate Bond ETF		High Yield Bond ETF		High Yield Bond ETF
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
October 31,	Ended	October 31,	Ended	October 31,	Ended
2015	April 30, 2015	2015	April 30, 2015	2015	April 30, 2015
(unaudited)		(unaudited)		(unaudited)

$393,948	$813,836	$13,656,579	$26,931,623	$987,092	$996,507
(367,354)	(280,377)	(8,715,853)	(13,017,275)	(15,722)	347,083
(745,882)	(892,427)	(12,167,269)	(9,905,402)	(2,192,097)	(260,137)

(719,288)	(358,968)	(7,226,543)	4,008,946	(1,220,727)	1,083,453

(397,520)	(560,225)	(13,712,520)	(26,482,780)	(862,475)	(993,280)
–	–	–	–	–	(223,200)
–	(184,000)	–	–	–	–
(397,520)	(744,225)	(13,712,520)	(26,482,780)	(862,475)	(1,216,480)

–	1,104,569	34,239,325	109,419,516	28,151,584	12,449,879
(2,100,130)	(3,628,462)	(69,911,894)	(38,704,964)	(5,356,041)	(2,732,438)

(2,100,130)	(2,523,893)	(35,672,569)	70,714,552	22,795,543	9,717,441
(3,216,938)	(3,627,086)	(56,611,632)	48,240,718	20,712,341	9,584,414
17,928,443	21,555,529	387,262,125	339,021,407	26,278,930	16,694,516
$14,711,505	$17,928,443	$330,650,493	$387,262,125	$46,991,271	$26,278,930
$(68,393)	$(64,821)	$2,157,443	$2,213,384	$212,372	$87,755

–	50,000	1,400,000	4,200,000	1,050,000	450,000
(100,000)	(150,000)	(3,000,000)	(1,600,000)	(200,000)	(100,000)
(100,000)	(100,000)	(1,600,000)	2,600,000	850,000	350,000

See Notes to Financial Statements

75

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	International		Investment Grade
	High Yield Bond ETF		Floating Rate ETF
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	October 31,	Ended	October 31,	Ended
	2015	April 30, 2015	2015	April 30, 2015
	(unaudited)		(unaudited)

Operations:
Net investment income	$4,066,405	$9,415,015	$326,888	$590,955
Net realized gain (loss)	(2,534,273)	(5,120,906)	30,559	(70,968)
Net change in unrealized appreciation (depreciation)	(4,844,166)	(15,936,787)	(699,536)	(192,557)
Net increase (decrease) in net assets resulting from operations	(3,312,034)	(11,642,678)	(342,089)	327,430

Dividends and Distributions to shareholders:
Dividends from net investment income	(4,061,400)	(7,789,971)	(322,550)	(584,790)
Distributions from net realized capital gains	–	–	–	(37,000)
Return of capital	–	(1,917,549)	–	–
Total Dividends and Distributions	(4,061,400)	(9,707,520)	(322,550)	(621,790)

Share transactions:**
Proceeds from sale of shares	14,893,855	55,430,653	–	19,999,220
Cost of shares redeemed	(29,015,916)	(39,930,454)	(9,956,158)	(17,520,415)
Increase (decrease) in net assets resulting from share transactions	(14,122,061)	15,500,199	(9,956,158)	2,478,805
Total increase (decrease) in net assets	(21,495,495)	(5,849,999)	(10,620,797)	2,184,445
Net Assets, beginning of period	155,003,038	160,853,037	99,768,721	97,584,276
Net Assets, end of period†	$133,507,543	$155,003,038	$89,147,924	$99,768,721
† Including undistributed (accumulated) net investment income (loss)	$(11,870)	$(16,875)	$57,686	$53,348

** Shares of Common Stock Issued (no par value)
Shares sold	600,000	2,000,000	–	800,000
Shares redeemed	(1,200,000)	(1,600,000)	(400,000)	(700,000)
Net increase (decrease)	(600,000)	400,000	(400,000)	100,000

See Notes to Financial Statements

76

J.P. Morgan EM				Preferred Securities
Local Currency Bond ETF		Mortgage REIT Income ETF		ex Financials ETF
For the Six		For the Six		For the Six
Months Ended	For the Year	Months Ended	For the Year	Months Ended	For the Year
October 31,	Ended	October 31,	Ended	October 31,	Ended
2015	April 30, 2015	2015	April 30, 2015	2015	April 30, 2015
(unaudited)		(unaudited)		(unaudited)

$35,686,222	$53,183,252	$5,279,537	$10,281,468	$8,670,928	$12,377,333
(67,343,596)	(100,840,099)	(8,521,758)	(2,417,721)	(3,886,571)	218,883
(102,045,904)	(48,254,678)	(9,757,540)	(961,188)	(11,885,028)	(861,780)

(133,703,278)	(95,911,525)	(12,999,761)	6,902,559	(7,100,671)	11,734,436

(34,460,500)	(24,225,613)	(5,121,000)	(11,284,160)	(8,159,400)	(11,446,740)
–	–	–	–	–	–
–	(23,138,007)	–	–	–	–
(34,460,500)	(47,363,620)	(5,121,000)	(11,284,160)	(8,159,400)	(11,446,740)

457,733,612	702,553,855	8,087,203	32,068,905	8,263,463	153,493,777
(130,295,482)	(276,123,547)	(5,463,669)	(15,866,689)	(24,785,145)	(28,946,418)

327,438,130	426,430,308	2,623,534	16,202,216	(16,521,682)	124,547,359
159,274,352	283,155,163	(15,497,227)	11,820,615	(31,781,753)	124,835,055
1,093,523,801	810,368,638	117,960,119	106,139,504	287,353,682	162,518,627
$1,252,798,153	$1,093,523,801	$102,462,892	$117,960,119	$255,571,929	$287,353,682
$(34,157,129)	$(35,382,851)	$554,288	$395,751	$912,980	$401,452

23,600,000	32,200,000	350,000	1,300,000	400,000	7,400,000
(7,200,000)	(13,200,000)	(250,000)	(650,000)	(1,250,000)	(1,400,000)
16,400,000	19,000,000	100,000	650,000	(850,000)	6,000,000

See Notes to Financial Statements

77

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Treasury-Hedged
	High Yield Bond ETF
	For the Six
	Months Ended	For the Year
	October 31,	Ended
	2015	April 30, 2015
	(unaudited)
Operations:
Net investment income	$123,385	$385,381
Net realized loss	(128,931)	(227,823)
Net change in unrealized appreciation (depreciation)	(164,615)	(300,788)
Net decrease in net assets resulting from operations	(170,161)	(143,230)

Dividends to shareholders:
Dividends from net investment income	(131,200)	(399,620)

Share transactions:**
Proceeds from sale of shares	–	7,567,217
Cost of shares redeemed	(2,411,788)	(9,961,206)
Decrease in net assets resulting from share transactions	(2,411,788)	(2,393,989)
Total decrease in net assets	(2,713,149)	(2,936,839)
Net Assets, beginning of period	7,313,802	10,250,641
Net Assets, end of period†	$4,600,653	$7,313,802
† Including undistributed net investment income	$48,480	$56,295

** Shares of Common Stock Issued (no par value)
Shares sold	–	300,000
Shares redeemed	(100,000)	(400,000)
Net decrease	(100,000)	(100,000)

See Notes to Financial Statements

78

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
						For the Period
	For the Six					February 11,
	Months Ended					2013(a) through
	October 31,		For the Year Ended April 30,			April 30,
	2015		2015		2014	2013
	(unaudited)
Net asset value, beginning of period	$18.56		$19.84		$20.72	$19.98
Income from investment operations:
Net investment income	0.71		1.51		1.37	0.21
Net realized and unrealized gain (loss) on investments		(2.50)		(1.27)	(0.97)	0.74
Total from investment operations		(1.79)	0.24		0.40	0.95
Less:
Dividends from net investment income		(0.71)		(1.52)	(1.28)		(0.21)
Net asset value, end of period	$16.06		$18.56		$19.84	$20.72
Total return (b)	(9.78	)%(d)		1.28%	1.94%	4.79	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$79,480		$74,259		$33,728	$11,398
Ratio of gross expenses to average net assets	0.53	%(c)		0.58%	0.81%	4.82	%(c)
Ratio of net expenses to average net assets	0.41	%(c)		0.41%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)		0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	8.57	%(c)		8.59%	7.38%	6.67	%(c)
Portfolio turnover rate	12	%(d)		20%	14%	0	%(d)

	ChinaAMC China Bond ETF
			For the Period
	For the Six		November 10,
	Months Ended		2014(a) through
	October 31,		April 30,
	2015		2015
	(unaudited)
Net asset value, beginning of period	$24.94		$25.00
Income from investment operations:
Net investment income	0.36		0.29
Net realized and unrealized gain (loss) on investments	0.04			(0.12)
Total from investment operations	0.40		0.17
Less:
Dividends from net investment income		(0.34)		(0.15)
Return of capital	–			(0.08)
Total dividends		(0.34)		(0.23)
Net asset value, end of period	$25.00		$24.94
Total return (b)	1.64	%(d)	0.71	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,000		$19,955
Ratio of gross expenses to average net assets	0.90	%(c)	1.22	%(c)
Ratio of net expenses to average net assets	0.50	%(c)	0.50	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(c)	0.50	%(c)
Ratio of net investment income to average net assets	2.84	%(c)	2.61	%(c)
Portfolio turnover rate	24	%(d)	58	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

79

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Aggregate Bond ETF
							For the Period
	For the Six						May 11,
	Months Ended						2011(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2015		2015	2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$22.41		$23.95	$26.43	$25.28		$25.00
Income from investment operations:
Net investment income	0.48		1.04	1.19	1.16		1.30
Net realized and unrealized gain (loss) on investments		(1.37)	(1.63)	(2.49)	1.10		0.18
Total from investment operations		(0.89)	(0.59)	(1.30)	2.26		1.48
Less:
Dividends from net investment income		(0.50)	(0.72)	(0.61)		(1.10)		(1.19)
Distributions from net realized capital gains	–		–	–		(0.01)		(0.01)
Return of capital	–		(0.23)	(0.57)	–		–
Total dividends and distributions		(0.50)	(0.95)	(1.18)		(1.11)		(1.20)
Net asset value, end of period	$21.02		$22.41	$23.95	$26.43		$25.28
Total return (b)	(4.00	)%(d)	(2.52)%	(4.78)%		9.25%	6.05	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,712		$17,928	$21,556	$47,571		$7,583
Ratio of gross expenses to average net assets	1.04	%(c)	1.01%	1.34%		1.26%	1.92	%(c)
Ratio of net expenses to average net assets	0.49	%(c)	0.49%	0.50%		0.49%	0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(c)	0.49%	0.49%		0.49%	0.49	%(c)
Ratio of net investment income to average net assets	4.61	%(c)	4.41%	4.57%		4.92%	5.44	%(c)
Portfolio turnover rate	9	%(d)	24%	58%		11%	11	%(d)

	Emerging Markets High Yield Bond ETF
					For the Period
	For the Six				May 8,
	Months Ended				2012(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2015		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.51		$25.68	$26.86	$25.03
Income from investment operations:
Net investment income	0.82	(e)	1.64	1.51	1.54
Net realized and unrealized gain (loss) on investments		(1.21)	(1.18)	(1.21)	1.75
Total from investment operations		(0.39)	0.46	0.30	3.29
Less:
Dividends from net investment income		(0.83)	(1.63)	(1.48)		(1.45)
Distributions from net realized capital gains	–		–	–		(0.01)
Total dividends and distributions		(0.83)	(1.63)	(1.48)		(1.46)
Net asset value, end of period	$23.29		$24.51	$25.68	$26.86
Total return (b)	(1.61	)%(d)	1.94%	1.34%	13.47	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$330,650		$387,262	$339,021	$247,080
Ratio of gross expenses to average net assets	0.48	%(c)	0.47%	0.53%	0.69	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.89	%(c)	6.64%	6.05%	6.09	%(c)
Portfolio turnover rate	25	%(d)	35%	16%	20	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based upon average shares outstanding

See Notes to Financial Statements

80

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
						For the Period
	For the Six					April 10,
	Months Ended					2012(a) through
	October 31,		For the Year Ended April 30,			April 30,
	2015		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$27.66		$27.82	$27.54	$25.20	$25.00
Income from investment operations:
Net investment income	0.66		1.43	1.54	1.62	0.07
Net realized and unrealized gain (loss) on investments		(1.57)	0.17	0.37	2.39	0.13
Total from investment operations		(0.91)	1.60	1.91	4.01	0.20
Less:
Dividends from net investment income		(0.64)	(1.48)	(1.55)	(1.55)	–
Distributions from net realized capital gains	–		(0.28)	(0.08)	(0.12)	–
Total dividends and distributions		(0.64)	(1.76)	(1.63)	(1.67)	–
Net asset value, end of period	$26.11		$27.66	$27.82	$27.54	$25.20
Total return (b)	(3.33	)%(d)	5.98%	7.31%	16.40%	0.80	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$46,991		$26,279	$16,695	$11,017	$10,080
Ratio of gross expenses to average net assets	0.69	%(c)	0.90%	1.47%	1.48%	6.27	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.21	%(c)	5.27%	5.72%	6.16%	4.90	%(c)
Portfolio turnover rate	11	%(d)	50%	35%	34%	0	%(d)

	International High Yield Bond ETF
						For the Period
	For the Six					April 2,
	Months Ended					2012(a) through
	October 31,		For the Year Ended April 30,			April 30,
	2015		2015	2014	2013	2013
	(unaudited)
Net asset value, beginning of period	$25.00		$27.73	$27.37	$24.93	$24.96
Income from investment operations:
Net investment income	0.65		1.32	1.66	1.43	0.10
Net realized and unrealized gain (loss) on investments		(1.16)	(2.67)	0.44	2.43		(0.13)
Total from investment operations		(0.51)	(1.35)	2.10	3.86		(0.03)
Less:
Dividends from net investment income		(0.65)	(1.09)	(1.69)	(1.42)	–
Distributions from net realized capital gains	–		–	(0.05)	–	–
Return of capital	–		(0.29)	–	–	–
Total dividends and distributions		(0.65)	(1.38)	(1.74)	(1.42)	–
Net asset value, end of period	$23.84		$25.00	$27.73	$27.37	$24.93
Total return (b)	(2.04	)%(d)	(4.94)%	8.06%	16.01%	(0.12	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$133,508		$155,003	$160,853	$273,736	$19,943
Ratio of gross expenses to average net assets	0.58	%(c)	0.54%	0.58%	0.52%	2.85	%(c)
Ratio of net expenses to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	5.36	%(c)	5.13%	5.59%	5.81%	5.65	%(c)
Portfolio turnover rate	9	%(d)	37%	27%	11%	0	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized

See Notes to Financial Statements

81

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Investment Grade Floating Rate ETF
							For the Period
	For the Six						April 25,
	Months Ended						2011(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$24.94		$25.02	$24.95	$24.27	$24.82	$24.82
Income from investment operations:
Net investment income	0.09		0.16	0.15	0.23	0.23	–	(e)
Net realized and unrealized gain (loss) on investments		(0.18)	(0.07)	0.07	0.69	(0.58)	–
Total from investment operations		(0.09)	0.09	0.22	0.92	(0.35)	–
Less:
Dividends from net investment income		(0.09)	(0.16)	(0.15)	(0.24)	(0.20)	–
Distributions from net realized capital gains	–		(0.01)	–	–	–	–
Total dividends and distributions		(0.09)	(0.17)	(0.15)	(0.24)	(0.20)	–
Net asset value, end of period	$24.76		$24.94	$25.02	$24.95	$24.27	$24.82
Total return (b)	(0.38	)%(d)	0.35%	0.88%	3.82%	(1.40)%	0.00	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$89,148		$99,769	$97,584	$17,462	$7,282	$4,965
Ratio of gross expenses to average net assets	0.46	%(c)	0.48%	0.54%	1.48%	1.92%	30.87	%(c)
Ratio of net expenses to average net assets	0.14	%(c)	0.17%	0.19%	0.19%	0.19%	0.19	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.14	%(c)	0.17%	0.19%	0.19%	0.19%	0.19	%(c)
Ratio of net investment income (loss) to average net assets	0.70	%(c)	0.63%	0.62%	0.91%	0.95%	(0.15	)%(c)
Portfolio turnover rate	26	%(d)	33%	13%	5%	14%	0	%(d)

	J.P. Morgan EM Local Currency Bond ETF
							For the Period
	For the Six						July 22,
	Months Ended						2010(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2015		2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$20.55		$23.69	$27.56	$26.28	$27.74	$25.11
Income from investment operations:
Net investment income	0.71		1.23	1.38	1.36	1.41	0.96
Net realized and unrealized gain (loss) on investments		(2.72)	(3.26)	(3.98)	1.13	(1.54)	2.51
Total from investment operations		(2.01)	(2.03)	(2.60)	2.49	(0.13)	3.47
Less:
Dividends from net investment income		(0.54)	(0.62)	(0.87)	(1.14)	(1.33)		(0.84)
Return of capital	–		(0.49)	(0.40)	(0.07)	–	–
Total dividends		(0.54)	(1.11)	(1.27)	(1.21)	(1.33)		(0.84)
Net asset value, end of period	$18.00		$20.55	$23.69	$27.56	$26.28	$27.74
Total return (b)	(9.88	)%(d)	(8.85)%	(9.35)%	9.75%	(0.34)%	14.02	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,252,798		$1,093,524	$810,369	$1,504,998	$741,109	$349,530
Ratio of gross expenses to average net assets	0.49	%(c)	0.49%	0.52%	0.48%	0.47%	0.49	%(c)
Ratio of net expenses to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.47%	0.49	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.47	%(c)	0.47%	0.47%	0.47%	0.47%	0.48	%(c)
Ratio of net investment income to average net assets	5.70	%(c)	5.49%	5.47%	5.28%	5.71%	5.60	%(c)
Portfolio turnover rate	18	%(d)	36%	16%	16%	21%	3	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

82

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
							For the Period
	For the Six						August 16,
	Months Ended						2011(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2015		2015	2014	2013		2012
	(unaudited)
Net asset value, beginning of period	$23.59		$24.40	$29.41	$25.35		$24.85
Income from investment operations:
Net investment income	1.01		2.03	3.06	2.84		2.07
Net realized and unrealized gain (loss) on investments		(3.53)	(0.55)	(4.85)	4.08		0.36
Total from investment operations		(2.52)	1.48	(1.79)	6.92		2.43
Less:
Dividends from net investment income		(0.98)	(2.29)	(2.61)		(2.72)		(1.93)
Distributions from net realized capital gains	–		–	–		(0.14)	–
Return of capital	–		–	(0.61)	–		–
Total dividends and distributions		(0.98)	(2.29)	(3.22)		(2.86)		(1.93)
Net asset value, end of period	$20.09		$23.59	$24.40	$29.41		$25.35
Total return (b)	(10.93	)%(d)	6.23%	(4.87)%		28.75%	10.87	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$102,463		$117,960	$106,140	$130,884		$34,228
Ratio of gross expenses to average net assets	0.52	%(c)	0.51%	0.60%		0.58%	1.19	%(c)
Ratio of net expenses to average net assets	0.41	%(c)	0.41%	0.41%		0.41%	0.41	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%		0.40%	0.40	%(c)
Ratio of net investment income to average net assets	9.23	%(c)	8.65%	12.22%		11.60%	14.50	%(c)
Portfolio turnover rate	16	%(d)	29%	26%		6%	8	%(d)

	Preferred Securities ex Financials ETF
					For the Period
	For the Six				July 16,
	Months Ended				2012(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2015		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$20.75		$20.70	$20.69	$20.06
Income from investment operations:
Net investment income	0.64		1.22	1.25	0.89
Net realized and unrealized gain (loss) on investments		(1.13)	– (e)	– (e)	0.57
Total from investment operations		(0.49)	1.22	1.25	1.46
Less:
Dividends from net investment income		(0.60)	(1.17)	(1.24)		(0.83)
Net asset value, end of period	$19.66		$20.75	$20.70	$20.69
Total return (b)	(2.39	)%(d)	6.08%	6.59%	7.38	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$255,572		$287,354	$162,519	$163,471
Ratio of gross expenses to average net assets	0.47	%(c)	0.47%	0.53%	0.51	%(c)
Ratio of net expenses to average net assets	0.41	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	6.19	%(c)	6.04%	6.40%	6.25	%(c)
Portfolio turnover rate	14	%(d)	16%	19%	21	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

83

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Treasury-Hedged High Yield Bond ETF
					For the Period
	For the Six				March 21,
	Months Ended				2013(a) through
	October 31,		For the Year Ended April 30,		April 30,
	2015		2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$24.38		$25.63	$25.34	$25.00
Income from investment operations:
Net investment income	0.54	(e)	1.09	0.89	0.06
Net realized and unrealized gain (loss) on investments		(1.35)	(1.23)	0.48	0.28
Total from investment operations		(0.81)	(0.14)	1.37	0.34
Less:
Dividends from net investment income		(0.57)	(1.11)	(0.85)	–
Distributions from net realized capital gains	–		–	(0.23)	–
Total dividends and distributions		(0.57)	(1.11)	(1.08)	–
Net asset value, end of period	$23.00		$24.38	$25.63	$25.34
Total return (b)	(3.35	)%(d)	(0.56)%	5.55%	1.36	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,601		$7,314	$10,251	$10,136
Ratio of gross expenses to average net assets	2.15	%(c)	1.44%	2.50%	4.53	%(c)
Ratio of net expenses to average net assets	0.50	%(c)	0.50%	1.22%	1.54	%(c)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	4.52	%(c)	4.40%	3.52%	2.26	%(c)
Portfolio turnover rate	15	%(d)	35%	41%	124	%(d)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Annualized
(d)	Not Annualized
(e)	Calculated based on average shares outstanding

See Notes to Financial Statements

84

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2015 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2015, offers fifty-four investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”) (formerly Emerging Markets Local Currency Bond ETF), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	Market Vectors® U.S. Business Development Companies
Index*
ChinaAMC China Bond	November 10, 2014	ChinaBond China High Quality Bond Index
Emerging Markets Aggregate	May 11, 2011	Market Vectors® EM Aggregate Bond Index*
Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	Market Vectors® US Investment Grade Floating Rate Index*
J.P. Morgan EM	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Treasury-Hedged	March 21, 2013	Market Vectors® US Treasury-Hedged High Yield Bond Index*

*	Owned by Market Vectors Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

85

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
86

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The total net realized gains and losses from fluctuations on foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 – Income Taxes.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2015 are reflected in the Schedules of Investments.

G.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Futures Contracts—The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movement. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each
87

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Treasury-Hedged held futures contracts for six months during the period ended October 31, 2015 of which the average market value was $5,194,766. Futures contracts held by Treasury-Hedged at October 31, 2015 are reflected in the Schedule of Investments.

At October 31, 2015, Treasury-Hedged held the following derivatives instruments:

Liability Derivatives Interest Rate Risk
Futures contracts[1]	$6,649

[1]	Statement of Assets and Liabilities location: Variation margin on futures contracts

For Treasury-Hedged, the impact of transactions in derivative instruments during the period ended October 31, 2015, was as follows:

Interest Rate Risk
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$42,301
Realized gain (loss)
Futures contracts[3]	(52,194)

[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
[3]	Statements of Operations location: Net realized gain (loss) on futures contracts

H.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at October 31, 2015 is presented in the Schedules of Investments. Refer to related disclosure in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments, eligible for offset in the Statements of Assets and Liabilities, subject to master netting or other similar agreements, as well as financial collateral received or pledged (including cash collateral and margin) as of October 31, 2015. Collateral is disclosed up to 100% of the net amount of unrealized gain/loss or market value of the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of October 31, 2015.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged*	Net Amount
Treasury-Hedged	Futures Contracts	$6,649	$ –	$6,649	$(6,649)	$ –

* Gross amounts not offset in the Statements of Assets and Liabilities

I.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a
88

reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2016, for the Funds to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense limitation (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) listed in the table below.

The current expense limitation, management fee rate and the amounts waived/assumed by the Adviser for the period ended October 31, 2015 are as follows:

	Expense	Management	Waiver of	Expenses Assumed
Fund	Limitation	Fee Rate	Management Fees	by the Adviser
BDC Income	0.40%	0.40%	$ 48,382	$–
ChinaAMC China Bond	0.50	0.40	51,865	124
Emerging Markets Aggregate	0.49	0.35	29,953	17,099
Emerging Markets High Yield	0.40	0.40	150,846	–
Fallen Angel	0.40	0.40	54,472	–
International High Yield	0.40	0.40	138,019	–
Investment Grade	0.14	0.35	146,231	–
J.P. Morgan EM	0.47	0.35	95,963	–
Mortgage REIT	0.40	0.40	62,829	–
Preferred Securities	0.40	0.40	87,543	–
Treasury-Hedged	0.50	0.45	12,320	32,576

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2015, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$ 10,517,848	$ 9,180,974
ChinaAMC China Bond	11,166,839	5,804,876
Emerging Markets Aggregate	1,409,542	1,690,278
Emerging Markets High Yield	93,467,475	109,147,819
Fallen Angel	25,418,675	4,018,376
International High Yield	12,891,557	14,442,100
Investment Grade	23,923,618	24,044,476
J.P. Morgan EM	389,107,899	210,541,124
Mortgage REIT	27,545,542	18,403,609
Preferred Securities	38,675,630	41,028,467
Treasury-Hedged	778,987	845,222
89

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Income Taxes—As of October 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
BDC Income	$102,403,270	$35,439	$(14,074,678)	$(14,039,239)
ChinaAMC China Bond	23,308,631	245,285	(75,788)	169,497)
Emerging Markets Aggregate	17,021,795	260,981	(2,076,496)	(1,815,515)
Emerging Markets High Yield	403,488,319	4,911,969	(31,412,693)	(26,500,724)
Fallen Angel	51,533,538	479,726	(1,725,843)	(1,246,117)
International High Yield	154,710,511	1,468,559	(16,144,258)	(14,675,699)
Investment Grade	89,867,713	53,277	(522,154)	(468,877)
J.P. Morgan EM	1,486,653,362	494,053	(261,584,285)	(261,090,232)
Mortgage REIT	132,411,268	–	(25,962,726)	(25,962,726)
Preferred Securities	280,311,576	4,235,430	(18,262,623)	(14,027,193)
Treasury-Hedged	4,895,805	45,411	(298,712)	(253,301)

The tax character of dividends paid to shareholders during the year ended April 30, 2015 was as follows:

			Long-Term
	Ordinary Income		Capital Gains	Return of Capital
Fund	April 30, 2015		April 30, 2015	April 30, 2015
BDC Income	$4,244,650		$–	$–
ChinaAMC China Bond	144,035		–	68,565
Emerging Markets Aggregate	560,225		–	184,000
Emerging Markets High Yield	26,482,780		–	–
Fallen Angel	1,047,680	*	168,800	–
International High Yield	7,789,971		–	1,917,549
Investment Grade	600,502	*	21,288	–
J.P. Morgan EM	24,225,613		–	23,138,007
Mortgage REIT	11,284,160		–	–
Preferred Securities	11,446,740		–	–
Treasury-Hedged	399,620		–	–

*Includes short-term capital gains

The tax character of current year distributions will be determined at the end of the fiscal year.

Qualified late-year losses comprised of post-October capital losses incurred after October 31, 2014, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2014 and specified losses incurred after October 31, 2014. These losses are deemed to arise on the first day of the Funds next taxable year. For the year ended April 30, 2015, the Funds intend to defer to May 1, 2015 for federal tax purposes qualified late-year losses as follows:

	Late-Year
	Ordinary	Post-October
Fund	Losses	Capital Losses
Emerging Markets Aggregate	$63,880	$–
International High Yield	–	1,059,267
Investment Grade	–	180,870
J.P. Morgan EM	28,096,122	–
90

At April 30, 2015, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	No Expiration	No Expiration
	Short-Term	Long-Term
Fund	Capital Losses	Capital Losses
BDC Income	$652,908	$707,435
ChinaAMC China Bond	24,635	–
Emerging Markets Aggregate	1,567,762	177,208
Emerging Markets High Yield	6,275,446	9,030,389
International High Yield	391,189	266,187
J.P. Morgan EM	5,472,114	8,324,281
Mortgage REIT	–	8,525,684
Preferred Securities	2,920,108	2,588,496
Treasury-Hedged	101,562	125,557

During the year ended April 30, 2015, Investment Grade utilized $1,180 of prior year capital loss carryforwards.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital.

For the period May 1, 2015 to October 31, 2015, the net realized losses from foreign currency translations were as follows:

ChinaAMC China Bond	$(211,957)
Emerging Markets Aggregate	(371,602)
J.P. Morgan EM	(62,381,428)
International High Yield	(1,610,516)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2015, the Funds did not incur any interest or penalties.

There are still some uncertainties in the Chinese tax rules governing taxation of income and gains from investments in the PRC due to the lack of formal guidance from the PRC’s tax authorities that could result in unexpected tax liabilities for the ChinaAMC China Bond. China generally imposes withholding income tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement / arrangement) on dividends and interest derived by nonresidents, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”), from issuers resident in China. Under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and/or begin collecting WHT on gains from such investments, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on the Fund’s return could be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

91

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Capital Share Transactions—As of October 31, 2015, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
International High Yield	200,000
Investment Grade	100,000
J.P. Morgan EM	200,000
Mortgage REIT	50,000
Preferred Securities	50,000
Treasury-Hedged	100,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2015, the Funds had in-kind contributions and redemptions as follows:

	In-Kind	In-Kind
Fund	Contributions	Redemptions
BDC Income	$19,457,781	$3,682,268
ChinaAMC China Bond	–	–
Emerging Markets Aggregate	–	1,890,601
Emerging Markets High Yield	29,539,838	59,913,565
Fallen Angel	1,176,453	–
International High Yield	13,952,680	27,269,093
Investment Grade	–	9,920,015
J.P. Morgan EM	191,196,762	88,913,470
Mortgage REIT	–	5,704,884
Preferred Securities	15,153,223	26,481,581
Treasury-Hedged	–	2,208,144

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

92

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Treasury-Hedged invests directly in futures contracts and may invest in securities sold short which are designed to hedge against the price sensitivity of the below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the securities sold short and the price movement of the Fund’s investments.

Certain Funds may invest directly in the Russian local market. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held, if any, by the Funds.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

At October 31, 2015, the Adviser owned approximately 10%, 57% and 3% of ChinaAMC China Bond, Emerging Markets Aggregate and Fallen Angel, respectively.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by

93

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2015 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Effective May 1, 2015, the Funds adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions, such as securities lending, and the related contractual maturity terms of these secured transactions. Accordingly, the following table presents repurchase agreements held as collateral by type of security on loans pledged as of October 31, 2015.

				Gross amount of
				recognized liabilities
			Foreign	for securities loaned
	Corporate	Equity	Government	in the Statements of
Fund	Bonds	Securities	Obligations	Assets and Liabilities
BDC Income	$–	$8,778,747	$–	$8,778,747
Emerging Markets Aggregate	423,060	–	437,153	860,213
Emerging Markets High Yield	58,002,999	–	–	58,002,999
Fallen Angel	4,215,383	–	–	4,215,383
International High Yield	8,916,866	–	–	8,916,866
Investment Grade	275,416	–	–	275,416
J.P. Morgan EM	1,444,273	–	11,301,916	12,746,189
Mortgage REIT	–	3,732,420	–	3,732,420
Preferred Securities	–	8,952,964	–	8,952,964
Treasury-Hedged	148,456	–	–	148,456
Total Borrowings*	$73,426,453	$21,464,131	$11,739,069	$106,629,653

* Remaining contractual maturity of the agreements: overnight and continuous.

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2015, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	October 31, 2015
BDC Income	136	$441,670	1.53%	$235,889
Emerging Markets High Yield	3	1,264,317	1.54	–
Fallen Angel	3	1,126,653	1.53	–
Investment Grade	1	1,173,085	1.55	–
J.P. Morgan EM	30	3,235,585	1.53	–
Mortgage REIT	150	1,203,940	1.53	287,120
Preferred Securities	139	1,609,878	1.53	564,487
94

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2015, there were no offsets to custodian fees.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2015:

Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	11/2/15	11/4/15	11/6/15	$0.0550
Emerging Markets Aggregate	11/2/15	11/4/15	11/6/15	0.0888
Emerging Markets High Yield	11/2/15	11/4/15	11/6/15	0.1542
Fallen Angel	11/2/15	11/4/15	11/6/15	0.1164
International High Yield	11/2/15	11/4/15	11/6/15	0.1100
Investment Grade	11/2/15	11/4/15	11/6/15	0.0154
J.P. Morgan EM	11/2/15	11/4/15	11/6/15	0.0849
Preferred Securities	11/2/15	11/4/15	11/6/15	0.0568
Treasury-Hedged	11/2/15	11/4/15	11/6/15	0.0906

ChinaAMC China Bond	12/1/15	12/3/15	12/7/15	0.0507
Emerging Markets Aggregate	12/1/15	12/3/15	12/7/15	0.0764
Emerging Markets High Yield	12/1/15	12/3/15	12/7/15	0.1306
Fallen Angel	12/1/15	12/3/15	12/7/15	0.1048
International High Yield	12/1/15	12/3/15	12/7/15	0.1054
Investment Grade	12/1/15	12/3/15	12/7/15	0.0166
J.P. Morgan EM	12/1/15	12/3/15	12/7/15	0.0817
Preferred Securities	12/1/15	12/3/15	12/7/15	0.0660
Treasury-Hedged	12/1/15	12/3/15	12/7/15	0.0898
95

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

At a meeting held on June 9, 2015 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the Market Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, ChinaAMC China Bond ETF (the “China Fund”), Defaulted & Distressed Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Local Currency Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, Treasury-Hedged High Yield Bond ETF and USD Emerging Markets Aggregate Bond ETF (collectively, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 15, 2015. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. They also considered the fact that the China Fund had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes, since the expense information prepared by Lipper was based on estimated amounts for the China Fund, tracking error measurements were not available and the performance comparisons provided by Lipper covered approximately a three-month period (November 10, 2014 (the date operations commenced for the China Fund) through February 28, 2015). In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Lipper. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser (with respect to the China Fund) at the Renewal Meeting and with the Adviser at the May 15, 2015 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund). The Trustees also considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., China’s largest asset management company measured by fund assets under management.

The Trustees concluded that the Adviser and the Sub-Adviser (with respect to the China Fund) have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the

96

Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and/or median of its respective peer group of funds, except for each of Market Vectors BDC Income ETF, Investment Grade Floating Rate ETF, Mortgage REIT Income ETF and Treasury-Hedged High Yield Bond ETF which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ total expense ratios (after the effect of any applicable expense limitation) exceeded the average and median of their respective peer groups. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds, including any benefits it may receive from serving as administrator to the Funds and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes (e.g., emerging markets) in which certain of the Operating Funds invest, potential variability in net assets of these Funds and the sustainability of any potential economies of scale which may exist. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. Due to the limited operational history and the relatively small size of the China Fund during the period, the Sub-Adviser did not provide the Trustees with profitability information and, therefore, the Trustees did not consider such information.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of Market Vectors Asia ex-Japan Aggregate Bond ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International US$ High Yield Bond ETF, Japanese Bond ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF and USD Emerging Markets Aggregate Bond ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

97

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 15, 2015 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

98

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.800.826.2333, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
666 Third Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.800.826.2333
www.vaneck.com

INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 7, 2016
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 7, 2016
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 7, 2016
     ---------------